UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-23207

Brinker Capital Destinations Trust
(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 407-5500

Date of fiscal year end: February 28
Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the U.S. Securities and Exchange Commission (the “Commission”), not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

BRINKER CAPITAL DESTINATIONS TRUST

Destinations Large Cap Equity Fund

Destinations Small-Mid Cap Equity Fund

Destinations International Equity Fund

Destinations Equity Income Fund

Destinations Real Assets Fund

Destinations Core Fixed Income Fund

Destinations Low Duration Fixed Income Fund

Destinations Global Fixed Income Opportunities Fund

Destinations Municipal Fixed Income Fund

Destinations Multi Strategy Alternatives Fund

FORM N-Q

November 30, 2018

Schedules of Investments

November 30, 2018 (unaudited)

Destinations Large Cap Equity Fund

Face Amount	Security	Value
CORPORATE BOND & NOTE - 0.0%
Consumer Cyclical - 0.0%
$513,579	Caesars Entertainment Corp., Senior Unsecured Notes, 5.000% due 10/1/24	$725,746
	TOTAL CORPORATE BOND & NOTE
	(Cost - $810,779)	725,746

Shares/Units
COMMON STOCKS - 96.4%
BASIC MATERIALS - 1.6%
Chemicals - 1.4%
6,489	Air Products & Chemicals Inc.	1,043,886
3,209	Albemarle Corp.	309,091
6,909	CF Industries Holdings Inc.	291,491
549,841	DowDuPont Inc.	31,808,302
4,181	Eastman Chemical Co.	329,546
3,984	FMC Corp.	329,636
2,995	International Flavors & Fragrances Inc.	424,182
16,266	Linde PLC	2,587,107
9,447	LyondellBasell Industries NV, Class A Shares	881,500
10,494	Mosaic Co.	377,784
7,162	PPG Industries Inc.	783,021
2,432	Sherwin-Williams Co.	1,031,338
	Total Chemicals	40,196,884
Forest Products & Paper - 0.0%
12,099	International Paper Co.	558,853
Iron/Steel - 0.0%
9,361	Nucor Corp.	565,498
Mining - 0.2%
384,678	Freeport-McMoRan Inc.	4,593,055
15,784	Newmont Mining Corp.	510,455
	Total Mining	5,103,510
	TOTAL BASIC MATERIALS	46,424,745
COMMUNICATIONS - 16.4%
Advertising - 0.0%
11,357	Interpublic Group of Cos., Inc.	266,889
6,640	Omnicom Group Inc.	511,081
	Total Advertising	777,970
Internet - 10.9%
171,268	Alibaba Group Holding Ltd., ADR*	27,550,171
25,433	Alphabet Inc., Class A Shares*	28,221,728
28,574	Alphabet Inc., Class C Shares*	31,272,243
53,661	Amazon.com Inc.*	90,696,212
20,700	Baidu Inc., ADR*	3,897,396
14,716	Booking Holdings Inc.*	27,840,906
27,525	eBay Inc.*	821,621
3,518	Expedia Group Inc.	424,939
1,800	F5 Networks Inc.*	309,546
375,627	Facebook Inc., Class A Shares*	52,816,912
9,400	IAC/InterActiveCorp.*	1,672,824
65,511	JD.com Inc., ADR*	1,390,799
29,729	MercadoLibre Inc.	10,463,716
34,814	Netflix Inc.*	9,961,330
289,234	Symantec Corp.	6,394,964

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATIONS - 16.4% - (continued)
Internet - 10.9% - (continued)
242,800	Tencent Holdings Ltd.	$9,682,147
46,823	TripAdvisor Inc.*	2,999,482
21,608	Twitter Inc.*	679,572
21,398	VeriSign Inc.*	3,339,372
	Total Internet	310,435,880
Media - 2.0%
59,004	CBS Corp., Class B Shares	3,196,837
16,869	Charter Communications Inc., Class A Shares*	5,553,275
601,097	Comcast Corp., Class A Shares	23,448,794
4,624	Discovery Inc., Class A Shares*	142,049
10,858	Discovery Inc., Class C Shares*	303,264
6,779	DISH Network Corp., Class A Shares*	222,080
11,346	News Corp., Class A Shares	147,271
2,976	News Corp., Class B Shares	39,878
163,736	Twenty-First Century Fox Inc., Class A Shares, ADR	8,100,020
14,520	Twenty-First Century Fox Inc., Class B Shares	711,916
96,606	Viacom Inc., Class B Shares	2,981,261
96,007	Walt Disney Co.	11,087,848
	Total Media	55,934,493
Telecommunications - 3.5%
1,569	Arista Networks Inc.*	374,175
1,012,127	AT&T Inc.	31,618,847
28,127	CenturyLink Inc.	528,788
870,915	Cisco Systems Inc.	41,690,701
10,203	Juniper Networks Inc.	292,928
26,309	Motorola Solutions Inc.	3,453,056
373,970	Verizon Communications Inc.	22,550,391
	Total Telecommunications	100,508,886
	TOTAL COMMUNICATIONS	467,657,229
CONSUMER CYCLICAL - 7.0%
Airlines - 0.1%
3,644	Alaska Air Group Inc.	266,960
12,128	American Airlines Group Inc.	487,061
18,616	Delta Air Lines Inc.	1,130,177
15,261	Southwest Airlines Co.	833,403
6,776	United Continental Holdings Inc.*	655,239
	Total Airlines	3,372,840
Apparel - 1.1%
128,200	Canada Goose Holdings Inc.*(a)	8,634,270
10,668	Hanesbrands Inc.	169,728
4,419	Michael Kors Holdings Ltd.*	193,331
281,038	NIKE Inc., Class B Shares	21,111,575
2,270	PVH Corp.	250,858
1,635	Ralph Lauren Corp., Class A Shares	182,139
5,506	Under Armour Inc., Class A Shares*(a)	131,483
5,640	Under Armour Inc., Class C Shares*	125,941
9,620	VF Corp.	782,010
	Total Apparel	31,581,335
Auto Manufacturers - 0.4%
22,690	Ferrari NV	2,486,824
115,847	Ford Motor Co.	1,090,120
38,828	General Motors Co.	1,473,523

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 7.0% - (continued)
Auto Manufacturers - 0.4% - (continued)
10,373	PACCAR Inc.	$645,408
18,366	Tesla Inc.*	6,436,916
	Total Auto Manufacturers	12,132,791
Auto Parts & Equipment - 0.2%
65,703	Aptiv PLC	4,724,046
6,330	BorgWarner Inc.	250,541
7,553	Goodyear Tire & Rubber Co.	174,927
	Total Auto Parts & Equipment	5,149,514
Distribution/Wholesale - 0.1%
6,049	Copart Inc.*	309,588
8,491	Fastenal Co.	503,176
9,412	LKQ Corp.*	262,030
1,345	WW Grainger Inc.	422,384
	Total Distribution/Wholesale	1,497,178
Home Builders - 0.4%
10,154	DR Horton Inc.	377,932
187,122	Lennar Corp., Class A Shares	7,995,723
2,689	Lennar Corp., Class B Shares	92,932
691	NVR Inc.*	1,692,950
7,732	PulteGroup Inc.	205,052
	Total Home Builders	10,364,589
Home Furnishings - 0.0%
3,852	Leggett & Platt Inc.	149,226
1,911	Whirlpool Corp.	241,034
	Total Home Furnishings	390,260
Housewares - 0.0%
12,863	Newell Brands Inc.	300,994
Leisure Time - 0.3%
104,425	Carnival Corp.	6,295,783
4,929	Harley-Davidson Inc.	208,447
6,029	Norwegian Cruise Line Holdings Ltd.*	309,409
5,071	Royal Caribbean Cruises Ltd.	573,378
	Total Leisure Time	7,387,017
Lodging - 0.4%
8,824	Hilton Worldwide Holdings Inc.	666,565
54,821	Las Vegas Sands Corp.	3,011,866
8,522	Marriott International Inc., Class A Shares	980,286
84,421	MGM Resorts International	2,275,990
37,606	Wynn Resorts Ltd.	4,114,096
	Total Lodging	11,048,803
Retail - 4.0%
2,192	Advance Auto Parts Inc.	389,540
782	AutoZone Inc.*	632,693
7,193	Best Buy Co., Inc.	464,596
5,225	CarMax Inc.*	345,216
724	Chipotle Mexican Grill Inc., Class A Shares*	342,604
62,670	Costco Wholesale Corp.	14,494,318
3,671	Darden Restaurants Inc.	405,792
21,826	Dollar General Corp.	2,422,468
206,070	Dollar Tree Inc.*	17,880,694
81,139	Dollarama Inc.	2,144,492
3,460	Foot Locker Inc.	195,144

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 7.0% - (continued)
Retail - 4.0% - (continued)
6,421	Gap Inc.	$175,229
4,343	Genuine Parts Co.	450,413
33,857	Home Depot Inc.	6,105,094
4,933	Kohl's Corp.	331,350
6,756	L Brands Inc.	223,691
155,499	Lowe's Cos., Inc.	14,674,441
9,084	Macy's Inc.	310,854
42,857	McDonald's Corp.	8,078,973
3,392	Nordstrom Inc.	179,335
2,384	O'Reilly Automotive Inc.*	826,723
11,142	Ross Stores Inc.	976,039
120,112	Starbucks Corp.	8,013,873
308,378	Tapestry Inc.	12,005,156
86,575	Target Corp.	6,143,362
3,224	Tiffany & Co.	293,384
37,112	TJX Cos., Inc.	1,812,921
3,604	Tractor Supply Co.	342,849
1,680	Ulta Beauty Inc.*	500,287
24,962	Walgreens Boots Alliance Inc.	2,113,533
42,466	Walmart Inc.	4,146,805
102,685	Yum China Holdings Inc.	3,679,203
40,353	Yum! Brands Inc.	3,721,354
	Total Retail	114,822,426
Textiles - 0.0%
1,876	Mohawk Industries Inc.*	240,241
Toys/Games/Hobbies - 0.0%
3,456	Hasbro Inc.	314,496
10,958	Mattel Inc.*	152,316
	Total Toys/Games/Hobbies	466,812
	TOTAL CONSUMER CYCLICAL	198,754,800
CONSUMER NON-CYCLICAL - 25.2%
Agriculture - 1.1%
104,614	Altria Group Inc.	5,735,986
302,463	Archer-Daniels-Midland Co.	13,919,347
136,995	Philip Morris International Inc.	11,854,177
	Total Agriculture	31,509,510
Beverages - 1.1%
62,460	Brown-Forman Corp., Class B Shares	2,980,591
113,265	Coca-Cola Co.	5,708,556
4,967	Constellation Brands Inc., Class A Shares	972,340
5,539	Molson Coors Brewing Co., Class B Shares	364,300
85,309	Monster Beverage Corp.*	5,091,241
136,024	PepsiCo Inc.	16,586,767
	Total Beverages	31,703,795
Biotechnology - 3.8%
149,806	Alexion Pharmaceuticals Inc.*	18,448,609
33,201	Amgen Inc.	6,914,108
28,181	Biogen Inc.*	9,404,563
20,814	Celgene Corp.*	1,503,187
111,932	Exact Sciences Corp.*	8,728,457
250,966	Gilead Sciences Inc.	18,054,494
53,175	Illumina Inc.*	17,946,563

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 25.2% - (continued)
Biotechnology - 3.8% - (continued)
5,221	Incyte Corp.*	$335,449
2,293	Regeneron Pharmaceuticals Inc.*	838,436
139,938	Vertex Pharmaceuticals Inc.*	25,299,391
	Total Biotechnology	107,473,257
Commercial Services - 2.7%
12,963	Automatic Data Processing Inc.	1,911,005
2,547	Cintas Corp.	477,257
7,523	Ecolab Inc.	1,207,366
60,869	Equifax Inc.	6,249,420
2,616	FleetCor Technologies Inc.*	505,934
2,687	Gartner Inc.*	411,621
4,681	Global Payments Inc.	523,383
103,444	H&R Block Inc.	2,794,022
10,556	IHS Markit Ltd.*	563,374
4,940	Moody's Corp.	785,806
164,252	New Oriental Education & Technology Group Inc., ADR*	9,388,644
10,813	Nielsen Holdings PLC	293,789
232,001	PayPal Holdings Inc.*	19,908,006
4,403	Quanta Services Inc.*	154,546
3,623	Robert Half International Inc.	224,010
2,905	Rollins Inc.	184,642
25,844	S&P Global Inc.	4,725,834
163,575	Square Inc., Class A Shares*	11,424,078
36,770	Total System Services Inc.	3,212,595
59,618	TransUnion	3,849,534
2,449	United Rentals Inc.*	286,851
4,874	Verisk Analytics Inc., Class A Shares*	601,062
13,235	Western Union Co.	247,892
69,446	Worldpay Inc., Class A Shares*	5,959,161
	Total Commercial Services	75,889,832
Cosmetics/Personal Care - 0.9%
25,678	Colgate-Palmolive Co.	1,631,067
13,330	Coty Inc., Class A Shares	111,172
6,633	Estee Lauder Cos., Inc., Class A Shares	946,264
204,378	Procter & Gamble Co.	19,315,765
69,852	Unilever NV, Class NY Registered Shares, ADR	3,877,484
	Total Cosmetics/Personal Care	25,881,752
Food - 0.9%
5,694	Campbell Soup Co.(a)	223,205
13,878	Conagra Brands Inc.	448,815
17,636	General Mills Inc.	746,179
29,246	Hershey Co.	3,167,342
8,046	Hormel Foods Corp.	362,794
15,236	JM Smucker Co.	1,592,314
7,489	Kellogg Co.	476,675
18,400	Kraft Heinz Co.	940,608
23,575	Kroger Co.	699,235
4,345	Lamb Weston Holdings Inc	333,262
3,589	McCormick & Co., Inc.	538,350
353,237	Mondelez International Inc., Class A Shares	15,888,600
14,150	Sysco Corp.	953,710

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 25.2% - (continued)
Food - 0.9% - (continued)
8,757	Tyson Foods Inc., Class A Shares	$516,225
	Total Food	26,887,314
Healthcare-Products - 4.3%
256,213	Abbott Laboratories	18,972,573
10,079	ABIOMED Inc.*	3,353,082
38,330	Align Technology Inc.*	8,811,684
56,589	Baxter International Inc.	3,879,176
43,262	Becton Dickinson & Co.	10,934,471
40,923	Boston Scientific Corp.*	1,541,569
1,454	Cooper Cos., Inc.	405,419
18,222	Danaher Corp.	1,996,038
6,580	DENTSPLY SIRONA Inc.	248,592
82,705	Edwards Lifesciences Corp.*	13,399,037
4,531	Henry Schein Inc.*	404,165
8,053	Hologic Inc.*	357,634
50,731	IDEXX Laboratories Inc.*	10,336,949
16,816	Intuitive Surgical Inc.*	8,927,110
294,624	Koninklijke Philips NV, Class NY Registered Shares, ADR	11,180,981
116,624	Medtronic PLC	11,374,339
4,224	ResMed Inc.	472,201
57,603	Stryker Corp.	10,107,022
11,919	Thermo Fisher Scientific Inc.	2,974,386
26,207	Varian Medical Systems Inc.*	3,233,682
6,021	Zimmer Biomet Holdings Inc.	704,577
	Total Healthcare-Products	123,614,687
Healthcare-Services - 3.0%
30,361	Anthem Inc.	8,806,815
34,528	Centene Corp.*	4,911,608
33,930	Cigna Corp.	7,579,284
48,205	DaVita Inc.*	3,184,422
16,421	HCA Healthcare Inc.	2,364,460
8,777	Humana Inc.	2,891,758
4,796	IQVIA Holdings Inc.*	599,836
3,015	Laboratory Corp. of America Holdings*	439,104
162,966	Quest Diagnostics Inc.	14,433,899
117,562	UnitedHealth Group Inc.	33,077,244
2,547	Universal Health Services Inc., Class B Shares	351,460
22,667	WellCare Health Plans Inc.*	5,777,365
	Total Healthcare-Services	84,417,255
Household Products/Wares - 0.1%
2,587	Avery Dennison Corp.	249,387
7,262	Church & Dwight Co., Inc.	480,672
3,790	Clorox Co.	627,700
10,288	Kimberly-Clark Corp.	1,186,926
	Total Household Products/Wares	2,544,685
Pharmaceuticals - 7.3%
44,809	AbbVie Inc.	4,224,144
9,442	Allergan PLC	1,478,617
70,698	AmerisourceBergen Corp., Class A Shares	6,285,052
381,049	Bristol-Myers Squibb Co.	20,370,879
268,139	Cardinal Health Inc.	14,702,062
233,635	CVS Health Corp.	18,737,527

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 25.2% - (continued)
Pharmaceuticals - 7.3% - (continued)
61,961	Eli Lilly & Co.	$7,351,053
166,158	Express Scripts Holding Co.*	16,860,052
232,573	Johnson & Johnson	34,164,974
5,912	McKesson Corp.	736,044
487,458	Merck & Co., Inc.	38,674,918
15,256	Mylan NV*	516,568
78,320	Nektar Therapeutics, Class A Shares*	3,163,345
190,075	Novartis AG, ADR	17,397,565
3,725	Perrigo Co. PLC	231,993
506,568	Pfizer Inc.	23,418,639
14,258	Zoetis Inc., Class A Shares	1,338,398
	Total Pharmaceuticals	209,651,830
	TOTAL CONSUMER NON-CYCLICAL	719,573,917
ENERGY - 5.4%
Oil & Gas - 3.9%
15,153	Anadarko Petroleum Corp.	801,594
11,318	Apache Corp.	397,601
13,055	Cabot Oil & Gas Corp.	328,464
212,736	Chevron Corp.	25,302,820
2,822	Cimarex Energy Co.	231,347
5,926	Concho Resources Inc.*	772,395
226,188	ConocoPhillips	14,969,122
15,056	Devon Energy Corp.	406,964
4,500	Diamondback Energy Inc	496,710
17,139	EOG Resources Inc.	1,770,630
175,445	Exxon Mobil Corp.	13,947,878
3,224	Helmerich & Payne Inc.	195,374
7,449	Hess Corp.	401,427
4,796	HollyFrontier Corp.	299,606
749,075	Marathon Oil Corp.	12,502,062
62,804	Marathon Petroleum Corp.	4,092,309
6,420	Newfield Exploration Co.*	108,819
14,296	Noble Energy Inc.	339,387
233,042	Occidental Petroleum Corp.	16,375,861
12,639	Phillips 66	1,181,999
48,319	Pioneer Natural Resources Co.	7,139,132
172,671	Royal Dutch Shell PLC, Class A Shares, ADR	10,429,328
12,647	Valero Energy Corp.	1,010,495
	Total Oil & Gas	113,501,324
Oil & Gas Services - 1.4%
337,803	Baker Hughes a GE Co., Class A Shares	7,708,664
466,589	Halliburton Co.	14,664,892
11,322	National Oilwell Varco Inc.	363,550
347,038	Schlumberger Ltd.	15,651,414
12,642	TechnipFMC PLC	291,904
	Total Oil & Gas Services	38,680,424
Pipelines - 0.1%
56,161	Kinder Morgan Inc.	958,668
12,169	ONEOK Inc.	747,542

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 5.4% - (continued)
Pipelines - 0.1% - (continued)
35,787	Williams Cos., Inc.	$906,127
	Total Pipelines	2,612,337
	TOTAL ENERGY	154,794,085
FINANCIAL - 15.7%
Banks - 5.6%
465,631	Bank of America Corp.	13,223,920
285,733	Bank of New York Mellon Corp.	14,660,960
286,522	BB&T Corp.	14,641,274
14,157	Capital One Financial Corp.	1,269,600
347,066	Citigroup Inc.	22,486,406
14,084	Citizens Financial Group Inc.	512,094
5,072	Comerica Inc.	401,601
19,718	Fifth Third Bancorp	550,724
50,301	Goldman Sachs Group Inc.	9,591,898
32,676	Huntington Bancshares Inc.	476,743
304,220	JPMorgan Chase & Co.	33,826,222
31,131	KeyCorp	570,943
4,255	M&T Bank Corp.	719,138
99,217	Morgan Stanley	4,404,243
6,607	Northern Trust Corp.	655,613
60,000	PacWest Bancorp	2,414,400
13,740	PNC Financial Services Group Inc.	1,865,617
32,624	Regions Financial Corp.	536,665
34,561	Signature Bank	4,262,408
159,108	State Street Corp.	11,618,066
13,634	SunTrust Banks Inc.	854,715
1,575	SVB Financial Group*	401,326
45,313	US Bancorp	2,467,746
128,265	Wells Fargo & Co.	6,962,224
215,068	Zions Bancorp NA	10,465,209
	Total Banks	159,839,755
Diversified Financial Services - 4.1%
1,581	Affiliated Managers Group Inc.	175,681
1,398	Alliance Data Systems Corp.	280,104
20,893	American Express Co.	2,345,657
4,198	Ameriprise Financial Inc.	544,690
282,464	Ant International Co., Ltd., Class C Shares, Private Placement, (Restricted)*(b)(c)	1,584,623
3,637	BlackRock Inc., Class A Shares	1,556,672
27,647	Cboe Global Markets Inc.	2,975,370
471,467	Charles Schwab Corp.	21,121,722
10,472	CME Group Inc., Class A Shares	1,990,518
10,140	Discover Financial Services	722,982
7,684	E*TRADE Financial Corp.	401,796
9,046	Franklin Resources Inc.	306,569
263,314	Intercontinental Exchange Inc.	21,518,020
12,158	Invesco Ltd.	247,415
8,581	Jefferies Financial Group Inc.	187,495
101,532	Mastercard Inc., Class A Shares	20,415,039
3,408	Nasdaq Inc.	311,219
3,885	Raymond James Financial Inc.	309,751
20,165	Synchrony Financial	523,887
7,196	T Rowe Price Group Inc.	714,995

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 15.7% - (continued)
Diversified Financial Services - 4.1% - (continued)
107,776	TD Ameritrade Holding Corp.	$5,799,426
245,852	Visa Inc., Class A Shares	34,839,687
	Total Diversified Financial Services	118,873,318
Equity Real Estate Investment Trusts (REITs) - 1.6%
3,129	Alexandria Real Estate Equities Inc.	389,560
13,045	American Tower Corp.	2,145,772
4,656	Apartment Investment & Management Co., Class A Shares	219,251
4,090	AvalonBay Communities Inc.	779,431
4,570	Boston Properties Inc.	599,584
251,500	Cousins Properties Inc.	2,125,175
38,985	Crown Castle International Corp.	4,479,376
6,099	Digital Realty Trust Inc.	701,629
10,572	Duke Realty Corp.	300,879
2,353	Equinix Inc.	906,564
210,212	Equity Residential	14,977,605
1,955	Essex Property Trust Inc.	513,207
3,743	Extra Space Storage Inc.	359,253
2,175	Federal Realty Investment Trust	287,296
13,903	HCP Inc.	406,802
21,947	Host Hotels & Resorts Inc.	416,993
8,467	Iron Mountain Inc.	287,624
12,469	Kimco Realty Corp.	203,868
3,130	Macerich Co.	157,408
3,368	Mid-America Apartment Communities Inc.	348,790
18,628	Prologis Inc.	1,254,409
4,434	Public Storage	945,595
8,583	Realty Income Corp.	550,084
5,014	Regency Centers Corp.	319,191
3,398	SBA Communications Corp., Class A Shares*	580,412
46,923	Simon Property Group Inc.	8,713,132
2,562	SL Green Realty Corp.	247,028
7,921	UDR Inc.	337,593
10,548	Ventas Inc.	669,692
5,123	Vornado Realty Trust	368,651
11,009	Welltower Inc.	796,281
22,421	Weyerhaeuser Co.	592,139
	Total Equity Real Estate Investment Trusts (REITs)	45,980,274
Insurance - 3.9%
22,720	Aflac Inc.	1,039,213
146,713	Allstate Corp.	13,085,332
394,190	American International Group Inc.	17,048,718
7,181	Aon PLC	1,185,655
5,404	Arthur J Gallagher & Co.	416,486
1,677	Assurant Inc.	163,072
172,056	Berkshire Hathaway Inc., Class B Shares*	37,549,501
3,296	Brighthouse Financial Inc.*	132,697
40,473	Chubb Ltd.	5,412,859
4,476	Cincinnati Financial Corp.	365,823
1,209	Everest Re Group Ltd.	268,495
10,606	Hartford Financial Services Group Inc.	468,679
6,412	Lincoln National Corp.	403,764
8,228	Loews Corp.	395,438
171,343	Marsh & McLennan Cos., Inc.	15,198,124

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 15.7% - (continued)
Insurance - 3.9% - (continued)
293,241	MetLife Inc.	$13,087,346
7,836	Principal Financial Group Inc.	386,471
17,255	Progressive Corp.	1,143,834
12,340	Prudential Financial Inc.	1,156,998
3,068	Torchmark Corp.	265,106
7,921	Travelers Cos., Inc.	1,032,661
6,472	Unum Group	232,410
3,870	Willis Towers Watson PLC	617,072
	Total Insurance	111,055,754
Private Equity - 0.2%
113,859	Brookfield Asset Management Inc., Class A Shares(a)	4,996,133
Real Estate - 0.3%
9,351	CBRE Group Inc., Class A Shares*	408,452
56,512	Jones Lang LaSalle Inc.	8,092,518
	Total Real Estate	8,500,970
Savings & Loans - 0.0%
10,323	People's United Financial Inc.	174,046
	TOTAL FINANCIAL	449,420,250
INDUSTRIAL - 9.0%
Aerospace/Defense - 2.7%
12,719	Arconic Inc.	273,204
58,904	Boeing Co.	20,425,551
23,393	General Dynamics Corp.	4,325,132
21,475	Harris Corp.	3,069,852
16,776	L3 Technologies Inc.	3,074,873
16,593	Lockheed Martin Corp.	4,985,035
74,407	Northrop Grumman Corp.	19,336,891
77,041	Raytheon Co.	13,508,369
1,433	TransDigm Group Inc.*	518,273
67,186	United Technologies Corp.	8,185,942
	Total Aerospace/Defense	77,703,122
Building Materials - 0.4%
4,214	Fortune Brands Home & Security Inc.	184,573
318,805	Johnson Controls International PLC	11,088,038
1,865	Martin Marietta Materials Inc.	355,637
9,099	Masco Corp.	288,347
3,914	Vulcan Materials Co.	413,749
	Total Building Materials	12,330,344
Electrical Components & Equipment - 0.1%
6,862	AMETEK Inc.	503,877
18,597	Emerson Electric Co.	1,255,669
	Total Electrical Components & Equipment	1,759,546
Electronics - 1.4%
9,433	Agilent Technologies Inc.	682,478
2,811	Allegion PLC	257,459
8,888	Amphenol Corp., Class A Shares	781,611
90,804	Avnet Inc.	3,979,031
422,600	Corning Inc.	13,616,172
63,191	FLIR Systems Inc.	2,897,939
65,894	Fortive Corp.	5,012,557
3,576	Garmin Ltd.	238,376
35,956	Honeywell International Inc.	5,276,543

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.0% - (continued)
Electronics - 1.4% - (continued)
5,547	Keysight Technologies Inc.*	$342,915
746	Mettler-Toledo International Inc.*	474,948
215,850	nVent Electric PLC	5,400,567
3,277	PerkinElmer Inc.	285,296
10,311	TE Connectivity Ltd.	793,225
2,281	Waters Corp.*	452,961
	Total Electronics	40,492,078
Engineering & Construction - 0.1%
66,968	Fluor Corp.	2,741,000
3,527	Jacobs Engineering Group Inc.	231,618
	Total Engineering & Construction	2,972,618
Environmental Control - 0.9%
130,025	Pentair PLC	5,552,068
6,451	Republic Services Inc., Class A Shares	498,921
59,421	Stericycle Inc.*	2,856,367
159,679	Waste Management Inc.	14,969,906
	Total Environmental Control	23,877,262
Hand/Machine Tools - 0.0%
1,669	Snap-on Inc.	277,454
4,528	Stanley Black & Decker Inc.	592,489
	Total Hand/Machine Tools	869,943
Machinery-Construction & Mining - 0.1%
17,587	Caterpillar Inc.	2,386,028
Machinery-Diversified - 1.0%
208,913	Cognex Corp.	9,196,350
23,101	Cummins Inc.	3,489,637
28,007	Deere & Co.	4,337,724
4,371	Dover Corp.	371,054
4,100	Flowserve Corp.	198,891
3,645	Rockwell Automation Inc.	635,470
18,170	Roper Technologies Inc.	5,407,211
22,047	Wabtec Corp.	2,085,646
5,315	Xylem Inc.	387,889
	Total Machinery-Diversified	26,109,872
Miscellaneous Manufacturers - 1.2%
17,359	3M Co.	3,609,283
63,778	AO Smith Corp.	3,021,802
12,822	Eaton Corp. PLC	986,525
1,074,478	General Electric Co.	8,058,585
9,130	Illinois Tool Works Inc.	1,269,526
7,259	Ingersoll-Rand PLC	751,452
3,917	Parker-Hannifin Corp.	673,881
283,081	Textron Inc.	15,892,167
	Total Miscellaneous Manufacturers	34,263,221
Packaging & Containers - 0.0%
10,177	Ball Corp.	499,792
2,796	Packaging Corp. of America	273,505
4,699	Sealed Air Corp.	171,655
7,549	WestRock Co.	355,633
	Total Packaging & Containers	1,300,585
Shipbuilding - 0.1%
14,102	Huntington Ingalls Industries Inc.	3,038,981

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.0% - (continued)
Transportation - 1.0%
4,100	CH Robinson Worldwide Inc.	$378,553
24,143	CSX Corp.	1,753,506
5,159	Expeditors International of Washington Inc.	392,548
19,263	FedEx Corp.	4,411,227
2,589	JB Hunt Transport Services Inc.	275,366
3,023	Kansas City Southern	311,520
8,286	Norfolk Southern Corp.	1,414,752
52,601	Union Pacific Corp.	8,088,982
108,572	United Parcel Service Inc., Class B Shares	12,517,266
	Total Transportation	29,543,720
	TOTAL INDUSTRIAL	256,647,320
TECHNOLOGY - 14.1%
Computers - 2.3%
35,725	Accenture PLC, Class A Shares	5,877,477
213,086	Apple Inc.	38,052,898
17,170	Cognizant Technology Solutions Corp., Class A Shares	1,223,019
8,320	DXC Technology Co.	524,493
4,253	Fortinet Inc.*	314,041
43,548	Hewlett Packard Enterprise Co.	653,220
46,826	HP Inc.	1,076,998
94,728	International Business Machines Corp.	11,771,848
7,672	NetApp Inc.	513,027
86,260	Seagate Technology PLC	3,716,943
8,622	Western Digital Corp.	391,353
	Total Computers	64,115,317
Office/Business Equipment - 0.0%
6,567	Xerox Corp.	176,784
Semiconductors - 3.4%
164,242	Advanced Micro Devices Inc.*	3,498,355
10,998	Analog Devices Inc.	1,010,936
246,348	Applied Materials Inc.	9,183,853
18,300	ASML Holding NV, Class NY Registered Shares, ADR	3,135,705
12,774	Broadcom Inc.	3,032,675
910,086	Cypress Semiconductor Corp.	12,650,195
428,046	Intel Corp.	21,106,948
20,990	IPG Photonics Corp.*	2,983,728
4,620	KLA-Tencor Corp.	455,347
4,663	Lam Research Corp.	731,905
217,051	Maxim Integrated Products Inc.	12,137,492
6,970	Microchip Technology Inc.	522,750
34,320	Micron Technology Inc.*	1,323,379
105,358	NVIDIA Corp.	17,218,658
3,718	Qorvo Inc.*	244,682
84,717	QUALCOMM Inc.	4,935,613
5,296	Skyworks Solutions Inc.	385,390
28,769	Texas Instruments Inc.	2,872,585
7,484	Xilinx Inc.	692,120
	Total Semiconductors	98,122,316
Software - 8.4%
247,587	Activision Blizzard Inc.	12,349,639
70,900	Adobe Inc.*	17,788,101
5,016	Akamai Technologies Inc.*	344,850

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 14.1% - (continued)
Software - 8.4% - (continued)
2,494	ANSYS Inc.*	$404,078
28,068	Autodesk Inc.*	4,055,826
3,442	Broadridge Financial Solutions Inc.	364,405
8,369	Cadence Design Systems Inc.*	376,940
9,736	Cerner Corp.*	563,812
3,814	Citrix Systems Inc.*	415,612
52,440	Electronic Arts Inc.*	4,408,631
42,630	Fidelity National Information Services Inc.	4,601,909
54,656	Fiserv Inc.*	4,324,929
49,129	Intuit Inc.	10,539,644
2,283	Jack Henry & Associates Inc.	318,935
553,263	Microsoft Corp.	61,351,334
56,017	MSCI Inc., Class A Shares	8,799,711
512,504	Oracle Corp.	24,989,695
9,473	Paychex Inc.	670,309
45,394	Red Hat Inc.*	8,105,552
223,064	salesforce.com Inc.*	31,844,617
94,832	ServiceNow Inc.*	17,569,525
142,354	Splunk Inc.*	15,905,212
4,397	Synopsys Inc.*	404,260
3,368	Take-Two Interactive Software Inc.*	369,369
25,928	VMware Inc., Class A Shares*	4,338,791
26,036	Workday Inc., Class A Shares*	4,269,904
	Total Software	239,475,590
	TOTAL TECHNOLOGY	401,890,007
UTILITIES - 2.0%
Electric - 1.9%
943,286	AES Corp.	14,611,500
6,918	Alliant Energy Corp.	314,008
7,221	Ameren Corp.	495,505
14,587	American Electric Power Co., Inc.	1,133,994
12,770	CenterPoint Energy Inc.	357,688
8,382	CMS Energy Corp.	436,618
9,206	Consolidated Edison Inc.	739,702
19,346	Dominion Energy Inc.	1,441,277
5,379	DTE Energy Co.	644,082
21,080	Duke Energy Corp.	1,867,056
219,741	Edison International	12,156,072
5,352	Entergy Corp.	465,945
8,040	Evergy Inc.	477,335
9,377	Eversource Energy	640,824
28,583	Exelon Corp.	1,325,965
14,382	FirstEnergy Corp.	544,071
24,630	NextEra Energy Inc.	4,475,517
8,979	NRG Energy Inc.	345,063
135,002	PG&E Corp.*	3,561,353
3,313	Pinnacle West Capital Corp.	296,050
20,701	PPL Corp.	633,243
14,953	Public Service Enterprise Group Inc.	835,873
4,220	SCANA Corp.	196,905
40,403	Sempra Energy	4,655,234
30,010	Southern Co.	1,420,373

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.0% - (continued)
Electric - 1.9% - (continued)
9,337	WEC Energy Group Inc.	$676,746
15,065	Xcel Energy Inc.	790,159
	Total Electric	55,538,158
Gas - 0.0%
10,743	NiSource Inc.	283,830
Water - 0.1%
16,718	American Water Works Co., Inc.	1,595,064
	TOTAL UTILITIES	57,417,052
	TOTAL COMMON STOCKS
	(Cost - $2,420,697,332)	2,752,579,405
PREFERRED STOCK - 0.0%
TECHNOLOGY - 0.0%
Software - 0.0%
15,057	Magic Leap Inc., Series D, Private Placement, (Restricted)*(b)(c)
	(Cost - $406,539)	406,539
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,421,914,650)	2,753,711,690

Face Amount†
SHORT-TERM INVESTMENTS - 3.5%
TIME DEPOSITS - 3.5%
15,974,915		ANZ National Bank - London, 1.540% due 12/3/18	15,974,915
4,574,736		Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.540% due 12/3/18	4,574,736
39,390,325		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	39,390,325
14,052,789		Barclays Bank PLC - London, 1.540% due 12/3/18	14,052,789
		Brown Brothers Harriman - Grand Cayman:
4	GBP	0.360% due 12/3/18	6
24	HKD	0.790% due 12/3/18	3
2,761	CAD	0.830% due 12/3/18	2,078
3,467,944		Citibank - New York, 1.540% due 12/3/18	3,467,944
23,527,382		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	23,527,382
		TOTAL TIME DEPOSITS
		(Cost - $100,990,178)	100,990,178
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
10,951,780		Federated Government Obligations Fund, Premier Class, 2.123%(d)
		(Cost - $10,951,780)	10,951,780
		TOTAL INVESTMENTS - 100.3%
		(Cost - $2,533,856,608#)	2,865,653,648
		Liabilities in Excess of Other Assets - (0.3)%	(9,654,600)
		TOTAL NET ASSETS - 100.0%	$2,855,999,048

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $1,991,162 and represents 0.07% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.1%
Communications	16.3
Financial	15.7
Technology	14.0
Industrial	9.0
Consumer Cyclical	7.0
Energy	5.4
Utilities	2.0
Basic Materials	1.6
Short-Term Investments	3.5
Money Market Fund	0.4
100.0%

^	As a percentage of total investments.

At November 30, 2018, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index December Futures	46	12/18	$6,504,528	$6,343,975	$(160,553)

At November 30, 2018, Destinations Large Cap Equity Fund had deposited cash of $276,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 77.9%
BASIC MATERIALS - 3.0%
Chemicals - 2.6%
32,800	Air Products & Chemicals Inc.	$5,276,536
65,100	Cabot Corp.	3,202,920
134,722	Codexis Inc.*	2,953,106
26,149	HB Fuller Co.	1,261,428
8,847	Ingevity Corp.*	867,094
71,196	Olin Corp.	1,532,850
19,166	Sensient Technologies Corp.	1,231,607
106,161	Valvoline Inc.	2,238,936
27,260	WR Grace & Co.	1,740,278
	Total Chemicals	20,304,755
Iron/Steel - 0.2%
69,536	Allegheny Technologies Inc.*	1,826,015
Mining - 0.2%
54,185	Livent Corp.*(a)	999,172
8,544	Materion Corp.	451,807
	Total Mining	1,450,979
	TOTAL BASIC MATERIALS	23,581,749
COMMUNICATIONS - 4.4%
Advertising - 0.3%
100,400	Interpublic Group of Cos., Inc.	2,359,400
Internet - 1.2%
45,968	Bandwidth Inc., Class A Shares*	2,144,867
22,230	Cogent Communications Holdings Inc.	1,077,933
16,494	Q2 Holdings Inc.*	895,459
207,378	QuinStreet Inc.*	3,347,081
56,662	Zscaler Inc.*	2,224,550
	Total Internet	9,689,890
Media - 1.1%
74,000	Meredith Corp.(a)	4,237,240
30,714	Nexstar Media Group Inc., Class A Shares	2,538,205
36,676	Tribune Media Co., Class A Shares	1,476,576
	Total Media	8,252,021
Telecommunications - 1.8%
94,300	Motorola Solutions Inc.	12,376,875
181,122	Viavi Solutions Inc.*	1,836,577
	Total Telecommunications	14,213,452
	TOTAL COMMUNICATIONS	34,514,763
CONSUMER CYCLICAL - 5.8%
Airlines - 0.6%
41,200	Alaska Air Group Inc.	3,018,312
137,858	Mesa Air Group Inc.*	1,665,325
	Total Airlines	4,683,637
Apparel - 0.9%
16,589	Carter's Inc.	1,534,483
134,527	Crocs Inc.*	3,739,851
9,291	Oxford Industries Inc.	746,903
26,452	Steven Madden Ltd.	852,548
	Total Apparel	6,873,785

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 5.8% - (continued)
Auto Parts & Equipment - 0.5%
24,180	Altra Industrial Motion Corp.	$762,879
78,400	BorgWarner Inc.	3,103,072
104,625	Horizon Global Corp.*(a)	209,250
	Total Auto Parts & Equipment	4,075,201
Distribution/Wholesale - 0.1%
8,569	SiteOne Landscape Supply Inc.*	528,193
Entertainment - 0.2%
25,200	Eldorado Resorts Inc.*	1,108,296
21,273	Monarch Casino & Resort Inc.*	850,920
	Total Entertainment	1,959,216
Home Builders - 0.2%
65,770	Skyline Champion Corp.	1,481,140
Leisure Time - 0.8%
64,697	Malibu Boats Inc., Class A Shares*	3,132,629
86,901	MasterCraft Boat Holdings Inc.*	2,251,605
71,103	Vista Outdoor Inc.*	810,574
	Total Leisure Time	6,194,808
Lodging - 0.6%
124,279	Century Casinos Inc.*	927,121
133,400	MGM Resorts International	3,596,464
	Total Lodging	4,523,585
Retail - 1.8%
14,746	BJ's Restaurants Inc.	801,003
73,367	Boot Barn Holdings Inc.*	1,661,029
87,109	Del Frisco's Restaurant Group Inc.*	598,439
37,012	Duluth Holdings Inc., Class B Shares*	1,161,436
56,144	Freshpet Inc.*	1,852,752
39,441	Lovesac Co.*	691,401
8,783	Luxfer Holdings PLC, ADR	201,921
63,097	Michaels Cos., Inc.*	1,070,756
56,936	Movado Group Inc.	2,143,071
138,551	Noodles & Co., Class A Shares*(a)	1,095,938
46,947	PetIQ Inc., Class A Shares*	1,464,747
29,521	Tailored Brands Inc.	676,031
22,666	Wingstop Inc.	1,487,343
	Total Retail	14,905,867
Toys/Games/Hobbies - 0.1%
38,375	Funko Inc., Class A Shares*(a)	576,776
	TOTAL CONSUMER CYCLICAL	45,802,208
CONSUMER NON-CYCLICAL - 18.5%
Agriculture - 0.2%
64,173	Limoneira Co.	1,549,136
Beverages - 0.3%
6,868	MGP Ingredients Inc.	466,955
103,277	Primo Water Corp.*	1,499,582
	Total Beverages	1,966,537
Biotechnology - 2.2%
44,902	Acer Therapeutics Inc.*	1,028,705
23,976	Allakos Inc.*	1,412,426
27,636	Argenx SE, ADR*	2,674,336
24,751	Atara Biotherapeutics Inc.*	988,802

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 18.5% - (continued)
Biotechnology - 2.2% - (continued)
138,099	Avid Bioservices Inc.*	$731,925
25,669	Avrobio Inc.*	687,672
28,052	Deciphera Pharmaceuticals Inc.*	731,316
19,730	Loxo Oncology Inc.*	2,770,487
107,687	NeoGenomics Inc.*	1,766,067
67,458	Orchard Therapeutics PLC, ADR*	1,015,917
370,349	Sesen Bio Inc.*	640,704
14,202	Twist Bioscience Corp.*(a)	375,785
148,399	Vericel Corp.*	2,608,854
	Total Biotechnology	17,432,996
Commercial Services - 1.8%
38,740	Huron Consulting Group Inc.*	2,156,656
87,400	I3 Verticals Inc., Class A Shares*(a)	1,969,122
41,838	Kelly Services Inc., Class A Shares	958,927
41,080	Korn/Ferry International	2,011,688
27,557	Matthews International Corp., Class A Shares	1,160,976
14,269	Medifast Inc.	2,118,946
123,153	Team Inc.*(a)	2,057,887
41,934	Willdan Group Inc.*	1,580,492
	Total Commercial Services	14,014,694
Food - 3.0%
39,544	B&G Foods Inc.(a)	1,199,370
11,624	Calavo Growers Inc.	1,142,406
70,472	Chefs' Warehouse Inc.*	2,685,688
126,406	Darling Ingredients Inc.*	2,765,763
51,543	Hain Celestial Group Inc.*	1,066,940
101,243	Hostess Brands Inc., Class A Shares*	1,179,481
73,900	Kellogg Co.	4,703,735
49,915	Performance Food Group Co.*	1,720,071
9,511	Sanderson Farms Inc.	1,076,265
58,090	TreeHouse Foods Inc.*	3,055,534
55,800	Tyson Foods Inc., Class A Shares	3,289,410
	Total Food	23,884,663
Healthcare-Products - 5.1%
32,048	AxoGen Inc.*	1,072,967
77,545	BioLife Solutions Inc.*	928,214
92,836	CareDx Inc.*	2,717,310
102,952	Cerus Corp.*	540,498
38,702	CryoLife Inc.*	1,173,445
45,872	Establishment Labs Holdings Inc.*	1,187,167
15,008	Inogen Inc.*	2,211,579
44,294	Inspire Medical Systems Inc.*	2,034,867
26,418	iRhythm Technologies Inc.*	1,957,045
97,153	Nuvectra Corp.*	1,940,146
68,334	OrthoPediatrics Corp.*	2,136,804
48,241	Patterson Cos., Inc.	1,223,874
84,852	SI-BONE Inc.*	1,523,942
108,631	Sientra Inc.*	1,846,727
27,070	STAAR Surgical Co.*	1,028,931
63,322	Tactile Systems Technology Inc.*	3,561,229
33,560	Tandem Diabetes Care Inc.*	1,235,679

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 18.5% - (continued)
Healthcare-Products - 5.1% - (continued)
101,300	Zimmer Biomet Holdings Inc.	$11,854,126
	Total Healthcare-Products	40,174,550
Healthcare-Services - 2.1%
11,974	Charles River Laboratories International Inc.*	1,614,694
5,562	Encompass Health Corp.	418,318
34,900	Humana Inc.	11,498,503
26,104	Teladoc Health Inc.*	1,630,195
44,228	Vapotherm Inc.*	813,353
	Total Healthcare-Services	15,975,063
Pharmaceuticals - 3.8%
31,689	Aclaris Therapeutics Inc.*	295,342
51,600	AmerisourceBergen Corp., Class A Shares	4,587,240
193,772	Array BioPharma Inc.*	3,086,788
100,642	Clementia Pharmaceuticals Inc.*(a)	1,404,962
19,412	Global Blood Therapeutics Inc.*	612,254
25,138	Mirati Therapeutics Inc.*	970,075
30,586	MyoKardia Inc.*	1,898,473
187,000	Perrigo Co. PLC	11,646,360
63,404	Prestige Consumer Healthcare Inc.*	2,461,343
29,699	Principia Biopharma Inc.*	827,414
17,653	Reata Pharmaceuticals Inc., Class A Shares*	1,114,787
30,005	Sutro Biopharma Inc.*	314,752
28,070	Tricida Inc.*	837,890
	Total Pharmaceuticals	30,057,680
	TOTAL CONSUMER NON-CYCLICAL	145,055,319
DIVERSIFIED - 0.1%
Holding Companies-Diversified - 0.1%
20,202	Spectrum Brands Holdings Inc.	997,575
ENERGY - 4.5%
Energy-Alternate Sources - 0.3%
101,302	Sunrun Inc.*	1,484,074
34,681	TPI Composites Inc.*	942,977
	Total Energy-Alternate Sources	2,427,051
Oil & Gas - 3.1%
95,709	Berry Petroleum Corp.	1,185,835
83,300	Cabot Oil & Gas Corp.	2,095,828
186,730	Callon Petroleum Co.*	1,596,542
82,877	Carrizo Oil & Gas Inc.*	1,418,025
139,800	Devon Energy Corp.	3,778,794
73,700	Marathon Petroleum Corp.	4,802,292
26,761	Murphy USA Inc.*	2,168,176
165,800	Noble Energy Inc.	3,936,092
213,000	Patterson-UTI Energy Inc.	2,956,440
95,574	SRC Energy Inc.*	551,462
	Total Oil & Gas	24,489,486
Oil & Gas Services - 0.3%
26,351	Nine Energy Service Inc.*	742,571
62,306	Select Energy Services Inc., Class A Shares*	603,122
64,747	Solaris Oilfield Infrastructure Inc., Class A Shares*	850,128
	Total Oil & Gas Services	2,195,821

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.5% - (continued)
Pipelines - 0.8%
247,700	Williams Cos., Inc.	$6,271,764
	TOTAL ENERGY	35,384,122
FINANCIAL - 16.4%
Banks - 6.1%
62,323	Bank of NT Butterfield & Son Ltd.	2,472,977
69,410	BankUnited Inc.	2,397,421
36,059	Chemical Financial Corp.	1,701,985
27,603	Eagle Bancorp Inc.*	1,591,037
119,801	First Horizon National Corp.	1,975,519
72,900	First Republic Bank	7,228,035
216,037	FNB Corp.	2,648,614
38,776	IBERIABANK Corp.	2,898,506
44,656	Live Oak Bancshares Inc.	799,789
48,133	MB Financial Inc.	2,208,342
24,029	Meta Financial Group Inc.	549,303
98,200	PacWest Bancorp	3,951,568
159,100	Pinnacle Financial Partners Inc.	9,124,385
41,625	TriState Capital Holdings Inc.*	1,045,204
23,410	Triumph Bancorp Inc.*	896,135
69,587	Univest Corp. of Pennsylvania	1,774,468
96,000	Zions Bancorp N.A.	4,671,360
	Total Banks	47,934,648
Diversified Financial Services - 1.1%
72,100	Affiliated Managers Group Inc.	8,011,752
19,862	Federated Investors Inc., Class B Shares	525,946
	Total Diversified Financial Services	8,537,698
Equity Real Estate Investment Trusts (REITs) - 4.6%
154,100	American Campus Communities Inc.	6,754,203
389,600	American Homes 4 Rent, Class A Shares	8,115,368
32,766	Americold Realty Trust	878,129
84,769	Blackstone Mortgage Trust Inc., Class A Shares	2,975,392
84,287	Columbia Property Trust Inc.	1,809,642
62,818	Corporate Office Properties Trust	1,537,156
54,800	Crown Castle International Corp.	6,296,520
23,589	Innovative Industrial Properties Inc., Class A Shares(a)	1,164,117
104,735	Lexington Realty Trust	919,573
304,700	Medical Properties Trust Inc.	5,262,169
	Total Equity Real Estate Investment Trusts (REITs)	35,712,269
Insurance - 3.9%
103,100	American International Group Inc.	4,459,075
6,900	Everest Re Group Ltd.	1,532,352
52,349	Goosehead Insurance Inc., Class A Shares*(a)	1,330,712
6,969	Hanover Insurance Group Inc.	799,414
154,000	Hartford Financial Services Group Inc.	6,805,260
19,047	Kinsale Capital Group Inc.	1,184,914
117,326	National General Holdings Corp.	3,115,005
74,112	NMI Holdings Inc., Class A Shares*	1,448,148
49,300	Progressive Corp.	3,268,097
40,900	Willis Towers Watson PLC	6,521,505
	Total Insurance	30,464,482

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 16.4% - (continued)
Private Equity - 0.2%
154,814	Hercules Capital Inc.	$1,882,538
Savings & Loans - 0.5%
60,097	Banc of California Inc.	1,033,668
160,228	Sterling Bancorp	3,092,400
	Total Savings & Loans	4,126,068
	TOTAL FINANCIAL	128,657,703
INDUSTRIAL - 12.5%
Aerospace/Defense - 1.3%
14,747	Cubic Corp.	902,369
103,330	Kratos Defense & Security Solutions Inc.*	1,374,289
43,300	L3 Technologies Inc.	7,936,457
	Total Aerospace/Defense	10,213,115
Building Materials - 1.3%
35,000	Martin Marietta Materials Inc.	6,674,150
50,400	Masco Corp.	1,597,176
16,198	Masonite International Corp.*	869,347
70,342	PGT Innovations Inc.*	1,355,490
	Total Building Materials	10,496,163
Electrical Components & Equipment - 2.2%
25,147	Belden Inc.	1,402,700
188,500	Energizer Holdings Inc.	8,450,455
32,749	Generac Holdings Inc.*	1,864,073
45,500	Hubbell Inc., Class B Shares	5,012,280
	Total Electrical Components & Equipment	16,729,508
Electronics - 0.3%
28,120	Control4 Corp.*	612,173
19,302	IntriCon Corp.*	668,428
28,243	ShotSpotter Inc.*(a)	1,075,776
	Total Electronics	2,356,377
Engineering & Construction - 0.7%
33,130	Comfort Systems USA Inc.	1,744,626
16,820	EMCOR Group Inc.	1,225,505
26,397	NV5 Global Inc.*	1,937,276
61,144	Sterling Construction Co., Inc.*	786,923
	Total Engineering & Construction	5,694,330
Environmental Control - 0.5%
38,142	Casella Waste Systems Inc., Class A Shares*	1,245,336
26,741	Clean Harbors Inc.*	1,725,597
10,566	Tetra Tech Inc.	644,103
	Total Environmental Control	3,615,036
Hand/Machine Tools - 1.2%
121,742	Milacron Holdings Corp.*	1,734,824
21,902	Regal Beloit Corp.	1,712,298
47,000	Stanley Black & Decker Inc.	6,149,950
	Total Hand/Machine Tools	9,597,072
Machinery-Diversified - 2.0%
36,979	Cactus Inc., Class A Shares*	1,067,953
46,474	Columbus McKinnon Corp.	1,617,295
40,800	Dover Corp.	3,463,512
16,177	Kadant Inc.	1,473,401
8,200	Rockwell Automation Inc.	1,429,588

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 12.5% - (continued)
Machinery-Diversified - 2.0% - (continued)
17,424	SPX FLOW Inc.*	$653,923
30,100	Wabtec Corp.	2,847,460
44,400	Xylem Inc.	3,240,312
	Total Machinery-Diversified	15,793,444
Metal Fabricate/Hardware - 0.2%
7,014	CIRCOR International Inc.*	232,164
63,573	TriMas Corp.*	1,845,524
	Total Metal Fabricate/Hardware	2,077,688
Miscellaneous Manufacturers - 2.2%
45,248	Actuant Corp., Class A Shares	1,158,349
76,100	AO Smith Corp.	3,605,618
24,559	EnPro Industries Inc.	1,728,462
27,066	Hexcel Corp.	1,669,160
29,300	Ingersoll-Rand PLC	3,033,136
38,236	ITT Inc.	2,120,186
22,895	Standex International Corp.	1,824,732
42,000	Textron Inc.	2,357,880
	Total Miscellaneous Manufacturers	17,497,523
Packaging & Containers - 0.6%
113,711	Owens-Illinois Inc.*	2,091,145
40,401	Silgan Holdings Inc.	1,040,326
21,331	Sonoco Products Co.	1,227,386
	Total Packaging & Containers	4,358,857
	TOTAL INDUSTRIAL	98,429,113
TECHNOLOGY - 7.9%
Computers - 1.5%
9,397	CACI International Inc., Class A Shares*	1,549,659
85,763	Conduent Inc.*	1,099,482
66,212	Endava PLC, ADR*(b)	1,635,436
81,584	Kornit Digital Ltd.*(a)	1,878,064
19,340	Mercury Systems Inc.*	1,002,006
60,843	PlayAGS Inc.*	1,365,925
36,888	Virtusa Corp.*	1,635,245
52,279	Vocera Communications Inc.*	2,077,568
	Total Computers	12,243,385
Semiconductors - 4.2%
60,800	Analog Devices Inc.	5,588,736
54,500	Cabot Microelectronics Corp.	5,857,660
438,100	Cypress Semiconductor Corp.	6,089,590
46,142	Impinj Inc.*(a)	980,056
35,854	Inphi Corp.*	1,430,216
212,883	MACOM Technology Solutions Holdings Inc.*	3,782,931
26,423	Semtech Corp.*	1,409,403
51,905	SMART Global Holdings Inc.*	1,779,822
66,600	Xilinx Inc.	6,159,168
	Total Semiconductors	33,077,582
Software - 2.2%
67,221	Altair Engineering Inc., Class A Shares*	2,171,911
35,305	Alteryx Inc., Class A Shares*	2,124,655
49,176	Everbridge Inc.*	2,693,370
69,149	Five9 Inc.*	2,965,109

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 7.9% - (continued)
Software - 2.2% - (continued)
27,595	ManTech International Corp., Class A Shares	$1,553,598
28,151	SendGrid Inc.*	1,283,967
32,615	Smartsheet Inc., Class A Shares*	877,343
16,830	Tabula Rasa HealthCare Inc.*	1,270,328
64,434	Upland Software Inc.*	1,809,307
	Total Software	16,749,588
	TOTAL TECHNOLOGY	62,070,555
UTILITIES - 4.8%
Electric - 4.8%
53,506	Ameresco Inc., Class A Shares*	841,114
76,100	American Electric Power Co., Inc.	5,916,014
18,709	Black Hills Corp.	1,238,723
39,100	Evergy Inc.	2,321,367
147,700	FirstEnergy Corp.	5,587,491
31,715	Hawaiian Electric Industries Inc.	1,215,319
15,484	IDACORP Inc.	1,521,148
52,219	Portland General Electric Co.	2,514,345
216,800	PPL Corp.	6,631,912
56,800	Sempra Energy	6,544,496
65,400	Xcel Energy Inc.	3,430,230
	Total Electric	37,762,159
	TOTAL UTILITIES	37,762,159
	TOTAL COMMON STOCKS
	(Cost - $583,687,634)	612,255,266
EXCHANGE TRADED FUNDS (ETFs) - 18.8%
404,765	iShares Core S&P Mid-Cap	76,010,819
882,978	iShares Core S&P Small-Cap	70,020,155
14,728	iShares Russell 2000 Value	1,812,428
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $132,106,889)	147,843,402
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $715,794,523)	760,098,668

Face Amount
SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.2%
$6,362,411	ANZ National Bank - London, 1.540% due 12/3/18	6,362,411
3,250,278	Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.540% due 12/3/18	3,250,278
11,425,014	Banco Santander SA - Frankfurt, 1.540% due 12/3/18	11,425,014
4,458,724	JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	4,458,724
	TOTAL TIME DEPOSITS
	(Cost - $25,496,427)	25,496,427

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Face Amount	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.8%
MONEY MARKET FUND - 1.8%
$13,991,617	Federated Government Obligations Fund, Premier Class, 2.123%(c)
	(Cost - $13,991,617)	$13,991,617
	TOTAL INVESTMENTS - 101.7%
	(Cost - $755,282,567#)	799,586,712
	Liabilities in Excess of Other Assets - (1.7)%	(13,367,094)
	TOTAL NET ASSETS - 100.0%	$786,219,618

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $1,635,436 and represents 0.21% of net assets.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	18.1%
Financial	16.1
Industrial	12.3
Technology	7.8
Consumer Cyclical	5.7
Utilities	4.7
Energy	4.4
Communications	4.3
Basic Materials	3.0
Diversified	0.1
Exchange Traded Funds (ETFs)	18.5
Short-Term Investments	3.2
Money Market Fund	1.8
100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 79.5%
Argentina - 0.4%
14,705	Banco Macro SA, ADR	$652,755
20,844	Globant SA*	1,222,501
100,094	Loma Negra Cia Industrial Argentina SA, ADR*	1,065,000
177,856	YPF SA, ADR*	2,662,504
	Total Argentina	5,602,760
Australia - 2.0%
412,027	Amcor Ltd.	4,052,549
72,546	Appen Ltd.	744,284
299,061	Brambles Ltd.	2,252,216
376,146	DuluxGroup Ltd.	1,889,401
741,248	Nanosonics Ltd.*	1,708,573
244,039	Nick Scali Ltd.(a)	948,922
870,837	Pro Medicus Ltd.	6,424,312
1,002,751	South32 Ltd.	2,286,918
527,570	Webjet Ltd.	4,676,278
22,393	WiseTech Global Ltd.	308,697
	Total Australia	25,292,150
Austria - 0.3%
100,122	Erste Group Bank AG*	3,952,336
Bermuda - 0.2%
89,478	Hiscox Ltd.	1,924,159
Brazil - 2.1%
427,932	B3 SA - Brasil Bolsa Balcao	3,120,764
253,500	Banco Bradesco SA, ADR	2,524,860
73,803	Banco do Brasil SA	851,801
164,886	BB Seguridade Participacoes SA	1,207,575
282,843	Itau Unibanco Holding SA, ADR	2,638,925
636,488	Kroton Educacional SA	1,728,290
143,950	Localiza Rent a Car SA	1,001,757
107,658	Pagseguro Digital Ltd., Class A Shares*(a)	2,583,792
328,126	Petroleo Brasileiro SA, ADR	4,777,514
819,677	Rumo SA*	3,696,803
101,586	Smiles Fidelidade SA	1,161,163
61,298	StoneCo Ltd., Class A Shares*	1,444,794
	Total Brazil	26,738,038
Canada - 2.1%
104,400	Canadian Natural Resources Ltd.	2,623,357
12,300	Canadian Pacific Railway Ltd.	2,601,161
324,706	Computer Modelling Group Ltd.(a)	1,617,666
9,951	Descartes Systems Group Inc.*	293,033
44,918	Equitable Group Inc.(a)	2,354,409
4,351	Fairfax Financial Holdings Ltd.	2,056,902
135,708	Jamieson Wellness Inc.(a)	2,221,289
83,223	Magna International Inc.	4,150,331
47,537	Restaurant Brands International Inc.	2,772,833
221,278	Seven Generations Energy Ltd., Class A Shares*	1,686,895
42,722	Thomson Reuters Corp.	2,158,284
41,000	TransCanada Corp.	1,677,720
	Total Canada	26,213,880
China - 6.8%
3,766,000	AK Medical Holdings Ltd.(a)	2,489,660

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
China - 6.8% - (continued)
72,383	Alibaba Group Holding Ltd., ADR*	$11,643,529
16,114	Baidu Inc., ADR*	3,033,944
311,200	BTG Hotels Group Co., Ltd., Class A Shares	749,895
2,714,145	China Construction Bank Corp., Class H Shares(b)	2,320,920
717,705	China Everbright Ltd.	1,341,750
1,541,418	China Mengniu Dairy Co., Ltd.	4,766,685
365,747	China Mobile Ltd.	3,646,055
24,294,191	China Tower Corp., Ltd, Class H Shares*(b)(c)	3,547,619
1,035,010	CSPC Pharmaceutical Group Ltd.	2,103,175
46,528	Ctrip.com International Ltd., ADR*	1,342,333
295,000	Gree Electric Appliances Inc. of Zhuhai, Class A Shares*	1,564,418
1,124,337	Haitong Securities Co., Ltd., Class H Shares(b)	1,171,845
578,299	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	2,298,048
193,136	Han's Laser Technology Industry Group Co., Ltd., Class A Shares	939,425
328,260	Hua Hong Semiconductor Ltd.(c)	702,087
787,271	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	561,041
1,051,820	Kangde Xin Composite Material Group Co., Ltd., Class A Shares	1,431,614
1,181,761	Kingdee International Software Group Co., Ltd.	1,186,736
20,653	Kweichow Moutai Co., Ltd., Class A Shares	1,686,915
323,130	Midea Group Co., Ltd., Class A Shares	1,825,006
34,929	Momo Inc., ADR*	1,095,024
27,500	New Oriental Education & Technology Group Inc., ADR*	1,571,900
14,699	Pinduoduo Inc., ADR*	337,489
95,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	921,820
231,811	Shenzhou International Group Holdings Ltd.	2,824,191
2,096,634	Sino Biopharmaceutical Ltd.	1,922,701
579,132	Sinopharm Group Co., Ltd., Class H Shares(b)	2,866,756
117,112	Sunny Optical Technology Group Co., Ltd.	1,140,738
7,586	TAL Education Group, ADR*	212,939
331,312	Tencent Holdings Ltd.	13,289,231
4,217,183	WH Group Ltd.(c)	3,077,262
1,281,000	Yihai International Holding Ltd.(a)(b)	3,451,066
168,272	Yunnan Baiyao Group Co., Ltd., Class A Shares	1,803,688
17,274	YY Inc., ADR*	1,175,841
70,716	Zai Lab Ltd., ADR*(a)	1,394,520
	Total China	87,437,866
Denmark - 0.3%
1,595	Ambu AS, Class B Shares	32,046
15,183	Jyske Bank AS, Class Registered Shares	597,165
31,974	Royal Unibrew AS	2,316,053
20,135	Sydbank AS	496,854
	Total Denmark	3,442,118
Egypt - 0.1%
6,259,668	Cleopatra Hospital*	1,502,880
Finland - 0.3%
71,994	Sampo OYJ, Class A Shares	3,215,346
32,160	Wartsila OYJ Abp	524,178
	Total Finland	3,739,524
France - 4.5%
26,340	Air Liquide SA	3,185,150
21,688	Airbus SE	2,335,293
21,966	Akka Technologies	1,386,390

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
France - 4.5% - (continued)
32,901	Aubay	$1,195,523
40,074	BNP Paribas SA	2,018,487
79,066	Danone SA	5,917,946
1,682	Dassault Aviation SA	2,571,581
31,760	Dassault Systemes SE	3,827,552
43,992	Esker SA	2,991,462
10,591	Infotel SA	526,968
70,026	Legrand SA	4,290,233
20,687	L'Oreal SA	4,890,608
2,627	LVMH Moet Hennessy Louis Vuitton SE	756,069
32,847	MGI Digital Graphic Technology*	1,719,793
46,257	Pernod Ricard SA(a)	7,399,758
88,834	Schneider Electric SE	6,469,347
39,423	Thales SA	4,851,608
11,183	Ubisoft Entertainment SA*	915,914
	Total France	57,249,682
Germany - 5.4%
94,751	Bayer AG, Class Registered Shares	6,920,873
34,669	Brenntag AG	1,602,921
133,640	Deutsche Wohnen SE	6,408,461
35,822	Fresenius SE & Co. KGaA	2,033,535
69,822	GEA Group AG	1,885,546
70,531	Henkel AG & Co. KGaA	8,138,270
26,522	Hypoport AG*	5,095,264
204,494	Infineon Technologies AG	4,284,681
39,646	Isra Vision AG	1,542,432
13,251	Knorr-Bremse AG*	1,237,579
18,225	LEG Immobilien AG	2,095,648
24,723	Merck KGaA	2,726,522
58,252	Nexus AG	1,667,152
17,907	SAP SE	1,842,057
3,181	Sartorius AG	406,552
36,066	Scout24 AG(c)	1,502,968
49,077	Symrise AG	3,959,814
69,707	TAG Immobilien AG	1,668,870
551,963	Telefonica Deutschland Holding AG	2,240,375
111,118	Vonovia SE	5,377,044
11,770	Wirecard AG	1,779,858
8,973	XING SE	2,704,315
50,833	Zalando SE*(c)	1,577,019
	Total Germany	68,697,756
Greece - 0.2%
310,110	Sarantis SA	2,463,290
Hong Kong - 2.2%
815,000	AIA Group Ltd.	6,684,753
584,000	China Overseas Land & Investment Ltd.	2,037,399
488,500	CK Hutchison Holdings Ltd.	5,119,967
931,045	Esprit Holdings Ltd.*	216,557
75,000	Jardine Matheson Holdings Ltd.	4,966,998
1,272,596	Kunlun Energy Co., Ltd.	1,546,488
349,711	Techtronic Industries Co., Ltd.	1,891,716
6,495,093	Tongda Group Holdings Ltd.	733,093
142,783	Tongda Hong Tai Holdings Ltd.*	26,499

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.2% - (continued)
1,124,000	Vitasoy International Holdings Ltd.	$4,553,472
	Total Hong Kong	27,776,942
India - 5.2%
125,471	Amara Raja Batteries Ltd.	1,280,815
312,821	Axis Bank Ltd.*	2,806,228
22,180	Bajaj Finance Ltd.	806,929
495,266	Berger Paints India Ltd.	2,269,519
66,182	Britannia Industries Ltd.	2,978,048
208,957	Byke Hospitality Ltd.	223,005
354,423	Coal India Ltd.	1,248,426
92,855	Divi's Laboratories Ltd.	1,903,135
140,251	Dr Lal PathLabs Ltd.	1,764,444
221,482	Edelweiss Financial Services Ltd.	540,561
636,032	Exide Industries Ltd.	2,388,671
380,400	Gulf Oil Lubricants India Ltd.	4,044,800
36,767	HDFC Bank Ltd.	1,118,333
322,352	Housing Development Finance Corp., Ltd	9,241,504
916,015	JM Financial Ltd.	1,151,489
199,504	JSW Steel Ltd.	902,572
169,836	Kotak Mahindra Bank Ltd.	3,012,443
179,063	Manpasand Beverages Ltd.	240,935
308,002	Max Financial Services Ltd.*	1,978,911
1,195,284	Minda Corp., Ltd.	2,371,193
200,823	Motherson Sumi Systems Ltd.	447,201
1,895,034	NTPC Ltd.	3,775,177
28,450	Piramal Enterprises Ltd.	902,717
301,265	Power Grid Corp. of India Ltd.	780,766
243,980	SBI Life Insurance Co., Ltd.(c)	1,997,223
260,997	Sun Pharmaceutical Industries Ltd.	1,840,050
122,124	Sun TV Network Ltd.	1,036,262
142,681	Supreme Industries Ltd.	2,028,045
205,151	Tata Chemicals Ltd.	2,048,577
135,632	Tata Communications Ltd.	1,049,608
427,437	Tata Global Beverages Ltd.	1,336,241
122,987	V-Mart Retail Ltd.	4,765,017
363,338	Yes Bank Ltd.	890,463
161,314	Zee Entertainment Enterprises Ltd.	1,133,939
	Total India	66,303,247
Indonesia - 0.9%
29,598,200	Ace Hardware Indonesia Tbk PT	3,344,008
2,152,800	Bank Central Asia Tbk PT	3,929,971
9,636,416	Kimia Farma Persero Tbk PT	1,686,351
35,012,000	Sarana Menara Nusantara Tbk PT, (Restricted)(d)	1,286,614
2,899,837	Tower Bersama Infrastructure Tbk PT	814,300
	Total Indonesia	11,061,244
Ireland - 0.4%
32,324	Kerry Group PLC, Class A Shares	3,341,648
19,573	Ryanair Holdings PLC, ADR*	1,611,445
	Total Ireland	4,953,093
Isle of Man - 0.0%
52,853	Playtech PLC	300,012

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Israel - 0.3%
15,257	Check Point Software Technologies Ltd.*	$1,705,885
39,601	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,059,220
	Total Israel	3,765,105
Italy - 0.5%
413,675	Banca Mediolanum SpA	2,476,431
178,481	Gruppo MutuiOnline SpA	3,380,299
	Total Italy	5,856,730
Japan - 13.1%
105,700	Arcland Service Holdings Co., Ltd.	2,353,341
107,900	Astellas Pharma Inc.	1,658,428
39,700	Bridgestone Corp.	1,609,904
110,745	Carenet Inc.(a)	954,462
121,400	Chiba Bank Ltd.	797,489
38,100	Chugai Pharmaceutical Co., Ltd.	2,609,659
111,500	Daiwa Securities Group Inc.	617,954
48,100	Digital Arts Inc.	2,752,904
11,900	Disco Corp.	1,735,198
56,712	en-japan Inc.	2,291,107
64,085	Evolable Asia Corp.(a)	1,276,527
5,500	Ezaki Glico Co., Ltd.	268,114
133,000	Fujitsu General Ltd.	1,879,542
119,700	Hachijuni Bank Ltd.	549,460
23,710	Hirose Electric Co., Ltd.	2,502,513
299,565	Infomart Corp.	3,702,035
167,700	Inpex Corp.	1,783,182
143,000	IR Japan Holdings Ltd.	1,834,432
76,800	Ito En Ltd.	3,527,765
72,200	Itokuro Inc.*	2,198,556
168,200	Japan Elevator Service Holdings Co., Ltd.(a)	3,187,220
186,800	Japan Material Co., Ltd.	2,162,601
120,800	Japan Tobacco Inc.	3,005,100
116,900	Kansai Paint Co., Ltd.	2,192,710
86,400	Kao Corp.	6,367,008
154,300	KDDI Corp.	3,621,632
48,400	Kobayashi Pharmaceutical Co., Ltd.	3,371,752
24,700	Koito Manufacturing Co., Ltd.	1,325,313
5,300	Kose Corp.	791,476
38,900	Kusuri no Aoki Holdings Co., Ltd.	2,878,943
63,191	M&A Capital Partners Co., Ltd.*(a)	2,374,534
201,400	Mebuki Financial Group Inc.	609,079
10,900	Mercari Inc.*(a)	263,567
64,900	Miroku Jyoho Service Co., Ltd.	1,411,763
49,000	MISUMI Group Inc.	1,119,134
280,100	Mitsubishi Electric Corp.	3,700,213
519,100	Morningstar Japan KK(a)	1,679,260
17,200	Murata Manufacturing Co., Ltd.	2,648,927
89,200	Nihon Kohden Corp.	2,919,854
99,500	Nippon Telegraph & Telephone Corp.	4,102,731
12,000	Nissin Foods Holdings Co., Ltd.	774,978
69,700	Nomura Research Institute Ltd.	3,075,266
179,500	North Pacific Bank Ltd.	520,313
34,600	Obic Co., Ltd.	2,993,005
60,600	Omron Corp.	2,666,689

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Japan - 13.1% - (continued)
219,500	Open Door Inc.*(a)	$6,464,920
80,100	Persol Holdings Co., Ltd.	1,501,655
296,010	Prestige International Inc.	3,758,153
98,700	Qol Holdings Co., Ltd.	1,765,295
210,998	Rakus Co., Ltd.	3,900,210
182,400	Renesas Electronics Corp.*	867,081
60,400	Rohto Pharmaceutical Co., Ltd.	1,909,330
208,800	Santen Pharmaceutical Co., Ltd.	3,574,435
43,000	Secom Co., Ltd.	3,639,278
73,200	Sega Sammy Holdings Inc.	1,038,508
121,600	Seven & i Holdings Co., Ltd.	5,307,496
55,900	Sharingtechnology Inc.*(a)	909,175
5,400	SMC Corp.	1,830,767
186,738	SMS Co., Ltd.	3,079,255
28,900	Sohgo Security Services Co., Ltd.	1,360,350
49,900	Stanley Electric Co., Ltd.	1,453,035
77,500	Strike Co., Ltd.(a)	1,999,978
23,100	Suzuki Motor Corp.	1,150,930
268,000	Systena Corp.	3,449,762
47,200	Takeda Pharmaceutical Co., Ltd.(a)	1,781,215
74,400	Terumo Corp.	4,382,062
84,900	Toyo Suisan Kaisha Ltd.	2,909,789
70,035	Trust Tech Inc.	2,013,354
42,200	USS Co., Ltd.	749,408
120,700	Vector Inc.	1,956,722
630,500	Yahoo Japan Corp.	1,805,396
59,000	Yakuodo Co., Ltd.	1,768,505
59,200	Yokogawa Electric Corp.	1,088,028
191,259	Yume No Machi Souzou Iinkai Co., Ltd.	4,171,743
	Total Japan	168,251,475
Malaysia - 0.5%
7,207,049	7-Eleven Malaysia Holdings Bhd	2,222,637
343,000	Carlsberg Brewery Malaysia Bhd	1,619,292
128,000	Dutch Lady Milk Industries Bhd	1,939,670
2,878,116	My EG Services Bhd	764,489
	Total Malaysia	6,546,088
Mexico - 1.2%
53,718	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	327,680
30,426	Fomento Economico Mexicano SAB de CV, ADR	2,639,455
147,367	Gruma SAB de CV, Class B Shares	1,614,624
632,878	Grupo Lala SAB de CV, Class B Shares	574,008
654,761	Infraestructura Energetica Nova SAB de CV	2,484,478
1,478,000	Qualitas Controladora SAB de CV	3,188,630
1,258,180	Unifin Financiera SAB de CV SOFOM ENR	2,661,228
954,745	Wal-Mart de Mexico SAB de CV	2,365,138
	Total Mexico	15,855,241
Netherlands - 1.4%
21,059	ASML Holding NV	3,581,081
13,960	Core Laboratories NV	1,160,216
49,020	Heineken NV	4,487,439
78,536	Koninklijke Philips NV	2,973,177

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Netherlands - 1.4% - (continued)
70,607	NXP Semiconductors NV	$5,886,505
	Total Netherlands	18,088,418
New Zealand - 0.1%
271,515	Gentrack Group Ltd.(a)	1,120,062
Nigeria - 0.0%
1,551,703	Lekoil Ltd., CDI*	172,090
Norway - 0.2%
61,196	DNB ASA	1,054,636
378,472	Spectrum ASA	1,932,318
	Total Norway	2,986,954
Pakistan - 0.1%
1,189,439	Hascol Petroleum Ltd.	1,716,953
Panama - 0.1%
17,360	Copa Holdings SA, Class A Shares	1,476,121
Peru - 0.1%
8,403	Credicorp Ltd.	1,842,694
Philippines - 0.9%
2,962,835	Ayala Land Inc.	2,358,666
961,918	BDO Unibank Inc.	2,391,056
6,732,565	Metro Pacific Investments Corp.	604,305
2,555,465	Philippine Seven Corp.	5,479,791
67,460	SM Investments Corp., (Restricted)(d)	1,172,109
	Total Philippines	12,005,927
Poland - 0.2%
267,340	AmRest Holdings SE*	2,579,409
Portugal - 0.4%
127,906	Galp Energia SGPS SA	2,102,730
201,306	Jeronimo Martins SGPS SA	2,398,907
	Total Portugal	4,501,637
Russia - 0.4%
325,125	Sberbank of Russia PJSC, ADR	3,853,126
53,105	Yandex NV, Class A Shares*	1,566,597
	Total Russia	5,419,723
Singapore - 0.3%
2,072,500	Riverstone Holdings Ltd.(a)	1,858,428
67,554	Sea Ltd., ADR*	901,171
1,837,100	Sheng Siong Group Ltd.	1,448,357
	Total Singapore	4,207,956
South Africa - 1.6%
149,172	Bid Corp., Ltd	2,757,953
199,354	Bidvest Group Ltd.	2,962,712
660,525	FirstRand Ltd.	3,189,840
2,233,915	Italtile Ltd.	2,160,363
30,462	Naspers Ltd., Class N Shares	6,119,729
913,126	Pepkor Holdings Ltd.*(c)	1,403,353
54,283	Sasol Ltd.	1,595,290
29,325	Sasol Ltd., ADR	864,501
	Total South Africa	21,053,741
South Korea - 2.8%
5,189	Amorepacific Corp.	798,992
117,831	BusinessOn Communication Co., Ltd.(a)	1,679,994

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
South Korea - 2.8% - (continued)
66,631	DIO Corp.*	$1,817,718
71,314	KB Financial Group Inc.	3,000,980
129,505	Kia Motors Corp.	3,525,786
29,194	LEENO Industrial Inc.	1,310,784
1,730	LG Household & Health Care Ltd.	1,797,111
134,167	Minwise Co., Ltd.(a)	2,378,113
33,223	NAVER Corp.	3,751,448
281,082	Samsung Electronics Co., Ltd.	10,559,086
19,899	Samsung Life Insurance Co., Ltd.	1,539,439
10,151	SK Telecom Co., Ltd.	2,618,299
10,560	Tokai Carbon Korea Co., Ltd.(a)	475,782
	Total South Korea	35,253,532
Spain - 1.1%
138,489	Amadeus IT Group SA	9,949,326
506,277	CaixaBank SA	2,091,995
88,312	Grifols SA, ADR	1,741,513
	Total Spain	13,782,834
Sweden - 1.8%
45,198	Biotage AB	576,097
257,887	Essity AB, Class B Shares	6,623,179
103,597	eWork Group AB	971,041
376,802	Fortnox AB	3,315,659
42,058	Hexagon AB, Class B Shares	2,102,338
124,806	HMS Networks AB	1,870,956
107,043	MIPS AB*	1,418,858
151,437	RaySearch Laboratories AB*(a)	1,764,329
44,860	Sectra AB, Class B Shares*	1,314,438
242,415	Svenska Handelsbanken AB, Class A Shares	2,670,768
	Total Sweden	22,627,663
Switzerland - 4.3%
39	Chocoladefabriken Lindt & Spruengli AG	266,682
25,261	Cie Financiere Richemont SA, Class Registered Shares	1,644,550
2,233	dormakaba Holding AG*	1,595,498
2,767	Geberit AG, Class Registered Shares	1,079,914
3,735	Givaudan SA, Class Registered Shares	9,201,914
85,200	Julius Baer Group Ltd.*	3,450,889
5,080	Lonza Group AG, Class Registered Shares*	1,647,368
219,862	Nestle SA, Class Registered Shares	18,774,946
9,983	Roche Holding AG	2,590,508
5,455	Schindler Holding AG	1,093,131
1,620	SGS SA, Class Registered Shares	3,847,588
7,562	Sika AG, Class Registered Shares	936,907
573,426	UBS Group AG, Class Registered Shares*	7,780,995
27,251	Wizz Air Holdings PLC*(c)	1,043,025
	Total Switzerland	54,953,915
Taiwan - 3.5%
84,000	ASPEED Technology Inc.	1,546,272
654,000	Delta Electronics Inc.	2,759,802
190,392	Eclat Textile Co., Ltd.	2,386,414
1,122,000	Far EasTone Telecommunications Co., Ltd.	2,636,943
143,642	Ginko International Co., Ltd.	1,040,126
501,000	Hota Industrial Manufacturing Co., Ltd.	2,091,806

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Taiwan - 3.5% - (continued)
16,000	Largan Precision Co., Ltd.	$1,763,010
114,000	Machvision Inc.	1,506,620
274,285	Makalot Industrial Co., Ltd.	1,605,366
186,820	Poya International Co., Ltd.	1,811,387
828,000	Taiwan Mobile Co., Ltd.	2,925,685
704,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,139,450
296,139	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,131,865
241,188	TCI Co., Ltd.	3,905,043
177,000	Voltronic Power Technology Corp.	2,960,100
	Total Taiwan	45,209,889
Thailand - 0.7%
187,998	Bangkok Bank PCL, Class F Shares	1,212,329
155,236	Bangkok Bank PCL, NVDR	982,231
1,954,631	CP ALL PCL, Class F Shares	4,032,612
8,264,300	Humanica PCL, Class F Shares	2,494,836
	Total Thailand	8,722,008
United Arab Emirates - 0.1%
3,241	DP World Ltd.	53,063
457,808	First Abu Dhabi Bank PJSC	1,696,256
	Total United Arab Emirates	1,749,319
United Kingdom - 7.0%
94,422	accesso Technology Group PLC*	1,824,269
534,128	Advanced Medical Solutions Group PLC	1,992,875
527,993	ASA International Group PLC*	3,064,598
33,900	AstraZeneca PLC, ADR	1,349,898
91,070	Avon Rubber PLC	1,523,045
158,067	British American Tobacco PLC	5,515,942
21,129	Bunzl PLC	652,188
72,153	Burberry Group PLC	1,635,281
679,085	Clipper Logistics PLC(a)	2,581,676
254,149	Compass Group PLC	5,440,281
702,267	ConvaTec Group PLC(c)	1,360,771
61,480	Craneware PLC	2,302,217
11,350	Croda International PLC	708,373
186,691	Diageo PLC	6,728,390
99,461	Experian PLC	2,426,466
9,272	Farfetch Ltd., Class A Shares*	210,938
456,779	GB Group PLC	2,727,832
55,924	Gear4Music Holdings PLC*	401,432
141,618	Halma PLC	2,478,115
584,672	Horizon Discovery Group PLC*	1,309,114
69,864	IG Group Holdings PLC	527,038
206,957	IMI PLC	2,577,512
43,010	Intertek Group PLC	2,581,862
46,189	Jardine Lloyd Thompson Group PLC	1,112,779
13,526	Linde PLC*	2,151,636
20,155	LivaNova PLC*	2,039,484
44,550	London Stock Exchange Group PLC	2,291,611
257,006	On the Beach Group PLC	1,370,250
309,651	Patisserie Holdings PLC(e)	197,356
124,008	Prudential PLC	2,437,343
104,211	Reckitt Benckiser Group PLC	8,673,206

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
United Kingdom - 7.0% - (continued)
85,695	RELX PLC*	$1,788,373
142,757	Rentokil Initial PLC	602,707
280,413	Sanne Group PLC	2,161,310
194,877	Smith & Nephew PLC	3,545,817
54,031	Spectris PLC	1,654,659
36,475	Spirax-Sarco Engineering PLC	2,866,015
953,385	Tullow Oil PLC*	2,253,913
1,121,464	Vodafone Group PLC	2,414,095
	Total United Kingdom	89,480,667
United States - 3.4%
150,565	America Movil SAB de CV, Class L Shares, ADR	2,025,099
43,780	Analog Devices Inc.	4,024,257
22,381	ANSYS Inc.*	3,626,170
1,659	Booking Holdings Inc.*	3,138,629
139,447	Cadence Design Systems Inc.*	6,280,693
85,092	Colgate-Palmolive Co.	5,405,044
28,454	DENTSPLY SIRONA Inc.	1,074,992
91,834	Liberty Latin America Ltd., Class C Shares*	1,698,011
16,400	Mastercard Inc., Class A Shares	3,297,548
18,920	Nordson Corp.	2,278,157
1,297	NVIDIA Corp.	211,969
20,424	Philip Morris International Inc.	1,767,289
65,650	Shire PLC	3,821,773
24,000	Texas Instruments Inc.	2,396,400
26,600	Waste Connections Inc.	2,087,568
	Total United States	43,133,599
	TOTAL COMMON STOCKS (Cost - $989,993,538)	1,017,010,727
EXCHANGE TRADED FUNDS (ETFs) - 16.9%
United States - 16.9%
2,568,537	iShares Core MSCI EAFE	151,492,312
1,322,409	iShares Core MSCI Emerging Markets	65,419,573
	Total United States	216,911,885
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $212,056,179)	216,911,885
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,202,049,717)	1,233,922,612

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.5%
TIME DEPOSITS - 2.9%
$25,656,192		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	$25,656,192
52,549	EUR	BNP Paribas SA - Paris, (0.570)% due 12/3/18	59,495
		Brown Brothers Harriman - Grand Cayman:
34,031	CHF	(1.410)% due 12/3/18	34,065
557,116	JPY	(0.270)% due 12/3/18	4,908
7	NOK	0.300% due 12/3/18	1
2,291	GBP	0.360% due 12/3/18	2,920
1	NZD	0.700% due 12/3/18	1
113,408	AUD	0.750% due 12/3/18	82,901
5,951	HKD	0.790% due 12/3/18	761
754	SGD	0.820% due 12/3/18	549
33,380	CAD	0.830% due 12/3/18	25,120
162		1.540% due 12/3/18	162
73,394	ZAR	5.250% due 12/3/18	5,296
		Citibank - London:
148,726	EUR	(0.570)% due 12/3/18	168,387
126,163	GBP	0.360% due 12/3/18	160,820
7,478,728		Citibank - New York, 1.540% due 12/3/18	7,478,728
982,840	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.790% due 12/3/18	125,618
2,740,745		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	2,740,745
22,350,149	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.270)% due 12/3/18	196,918
		TOTAL TIME DEPOSITS (Cost - $36,743,587)	36,743,587
U.S. GOVERNMENT AGENCY - 0.6%
8,426,000		Federal Home Loan Bank (FHLB) Discount Notes, 2.040% due 12/3/18(f)
		(Cost - $8,426,000)	8,426,000
		TOTAL SHORT-TERM INVESTMENTS (Cost - $45,169,587)	45,169,587
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.3%
MONEY MARKET FUND - 2.3%
29,087,199		Federated Government Obligations Fund, Premier Class, 2.123%(g)
		(Cost - $29,087,199)	29,087,199
		TOTAL INVESTMENTS - 102.2% (Cost - $1,276,306,503#)	1,308,179,398
		Liabilities in Excess of Other Assets - (2.2)%	(28,154,688)
		TOTAL NET ASSETS - 100.0%	$1,280,024,710

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security trades on the Hong Kong exchange.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $16,211,327 and represents 1.27% of net assets.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $2,458,723 and represents 0.19% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.9%
Financial	12.2
Technology	9.9
Communications	9.7
Industrial	8.9
Consumer Cyclical	8.1
Basic Materials	2.7
Energy	2.0
Diversified	0.8
Utilities	0.6
Exchange Traded Funds (ETFs)	16.6
Short-Term Investments	3.4
Money Market Fund	2.2
100.0%

^ As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

At November 30, 2018, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	176,348,000	CIBC	$1,560,787	1/18/19	$–	$(4,606)	$(4,606)
Japanese Yen	205,000,000	CITI	1,819,302	2/22/19	61,662	–	61,662
Japanese Yen	955,995,000	SSB	8,484,114	2/22/19	295,544	–	295,544
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$357,206	$(4,606)	$352,600

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
CIBC	—	Canadian Imperial Bank of Commerce
CITI	—	Citigroup Global Markets Inc.
SSB	—	State Street Bank and Trust Co.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 64.8%
COMMUNICATIONS - 9.4%
Telecommunications - 9.4%
324,822	AT&T Inc.	$10,147,439
115,968	BCE Inc.	4,970,778
145,976	Verizon Communications Inc.	8,802,353
2,622,718	Vodafone Group PLC	5,647,966
46,741	Vodafone Group PLC, ADR	1,004,464
	Total Telecommunications	30,573,000
	TOTAL COMMUNICATIONS	30,573,000
CONSUMER NON-CYCLICAL - 21.6%
Agriculture - 7.6%
171,284	Altria Group Inc.	9,391,502
73,350	British American Tobacco PLC	2,571,229
87,829	Imperial Brands PLC	2,698,130
112,541	Philip Morris International Inc.	9,738,173
	Total Agriculture	24,399,034
Beverages - 3.9%
185,761	Coca-Cola Co.	9,362,354
26,825	PepsiCo Inc.	3,271,041
	Total Beverages	12,633,395
Cosmetics/Personal Care - 1.4%
47,825	Procter & Gamble Co.	4,519,941
Food - 1.4%
66,975	General Mills Inc.	2,833,712
34,400	Kraft Heinz Co.	1,758,528
	Total Food	4,592,240
Household Products/Wares - 1.4%
38,650	Kimberly-Clark Corp.	4,459,051
Pharmaceuticals - 5.9%
77,451	AbbVie Inc.	7,301,306
48,325	AstraZeneca PLC	3,768,064
389,675	GlaxoSmithKline PLC	8,054,791
	Total Pharmaceuticals	19,124,161
	TOTAL CONSUMER NON-CYCLICAL	69,727,822
ENERGY - 10.6%
Oil & Gas - 10.6%
1,039,825	BP PLC	6,892,418
49,439	BP PLC, ADR(a)	1,994,864
65,427	Chevron Corp.	7,781,887
117,575	Exxon Mobil Corp.	9,347,212
65,825	Occidental Petroleum Corp.	4,625,523
62,729	TOTAL SA	3,491,785
	Total Oil & Gas	34,133,689
	TOTAL ENERGY	34,133,689
FINANCIAL - 10.1%
Banks - 2.1%
37,425	Canadian Imperial Bank of Commerce	3,140,343
56,550	KeyCorp	1,037,127
18,675	PNC Financial Services Group Inc.	2,535,691
	Total Banks	6,713,161

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
FINANCIAL - 10.1% - (continued)
Diversified Financial Services - 0.5%
83,425	Invesco Ltd.	$1,697,699
Equity Real Estate Investment Trusts (REITs) - 7.1%
68,800	Crown Castle International Corp.	7,905,120
19,025	Digital Realty Trust Inc.	2,188,636
39,325	National Retail Properties Inc.	1,968,609
73,025	Omega Healthcare Investors Inc.	2,770,569
13,425	Public Storage	2,863,016
81,400	Ventas Inc.	5,168,086
	Total Equity Real Estate Investment Trusts (REITs)	22,864,036
Insurance - 0.4%
6,250	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,357,932
	TOTAL FINANCIAL	32,632,828
INDUSTRIAL - 1.7%
Transportation - 1.7%
48,725	United Parcel Service Inc., Class B Shares	5,617,505
TECHNOLOGY - 0.5%
Software - 0.5%
21,200	Paychex Inc.	1,500,112
UTILITIES - 10.9%
Electric - 9.3%
23,679	American Electric Power Co., Inc.	1,840,805
116,425	Dominion Energy Inc.	8,673,663
103,700	Duke Energy Corp.	9,184,709
183,150	PPL Corp.	5,602,558
101,440	Southern Co.	4,801,155
	Total Electric	30,102,890
Gas - 1.6%
475,958	National Grid PLC	5,053,235
	TOTAL UTILITIES	35,156,125
	TOTAL COMMON STOCKS (Cost - $210,150,715)	209,341,081
EXCHANGE TRADED FUNDS (ETFs) - 34.0%
1,871,627	iShares Core Dividend Growth(a)	68,089,790
452,874	iShares Core High Dividend(a)	41,804,799
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $101,327,951)	109,894,589
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $311,478,666)	319,235,670

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.7%
TIME DEPOSITS - 1.7%
$1,834,028		ANZ National Bank - London, 1.540% due 12/3/18	$1,834,028
3,698,970		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	3,698,970
		Brown Brothers Harriman - Grand Cayman:
3	GBP	0.360% due 12/3/18	4
2	CAD	0.830% due 12/3/18	2
6,243		1.540% due 12/3/18	6,243
		TOTAL TIME DEPOSITS (Cost - $5,539,247)	5,539,247
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.3%
MONEY MARKET FUND - 1.3%
4,312,978		Federated Government Obligations Fund, Premier Class, 2.123%(b)
		(Cost - $4,312,978)	4,312,978
		TOTAL INVESTMENTS - 101.8% (Cost - $321,330,891#)	329,087,895
		Liabilities in Excess of Other Assets - (1.8)%	(5,769,999)
		TOTAL NET ASSETS - 100.0%	$323,317,896

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is on loan
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
GBP	—	British Pound

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.2%
Utilities	10.7
Energy	10.4
Financial	9.9
Communications	9.3
Industrial	1.7
Technology	0.4
Exchange Traded Funds (ETFs)	33.4
Short-Term Investments	1.7
Money Market Fund	1.3
100.0%

^ As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 84.2%
Canada - 34.4%
2,307,448	First Quantum Minerals Ltd.	$21,185,179
1,228,380	Peyto Exploration & Development Corp.	9,373,700
595,305	Tourmaline Oil Corp.	8,243,236
18,082,502	Turquoise Hill Resources Ltd.*	32,548,504
2,480,953	Whitecap Resources Inc.	8,775,195
	Total Canada	80,125,814
United States - 49.8%
1,195,960	Antero Resources Corp.*	15,702,955
603,321	Centennial Resource Development Inc., Class A Shares*	9,363,542
1,018,850	Covia Holdings Corp.*(a)	6,011,215
32,810	EOG Resources Inc.	3,389,601
538,010	EQT Corp.	10,066,167
1,388,872	Kosmos Energy Ltd.*	7,472,131
2,026,889	Laredo Petroleum Inc.*	8,857,505
418,180	Noble Energy Inc.	9,927,593
145,460	Occidental Petroleum Corp.	10,221,474
1,737,860	Range Resources Corp.	25,285,863
1,669,471	SRC Energy Inc.*	9,632,848
	Total United States	115,930,894
	TOTAL COMMON STOCKS (Cost - $290,414,448)	196,056,708
EXCHANGE TRADED FUND (ETF) - 12.8%
United States - 12.8%
605,132	iShares Core US REIT(a)
	(Cost - $29,178,114)	29,760,392
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $319,592,562)	225,817,100

Face Amount†
SHORT-TERM INVESTMENTS - 3.4%
TIME DEPOSITS - 3.4%
$7,920,015		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	7,920,015
		Brown Brothers Harriman - Grand Cayman:
12	AUD	0.750% due 12/3/18	9
63	CAD	0.830% due 12/3/18	47
		TOTAL TIME DEPOSITS
		(Cost - $7,920,071)	7,920,071
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.5%
MONEY MARKET FUND - 2.5%
5,732,921		Federated Government Obligations Fund, Premier Class, 2.123%(b)
		(Cost - $5,732,921)	5,732,921
		TOTAL INVESTMENTS - 102.9% (Cost - $333,245,554#)	239,470,092
		Liabilities in Excess of Other Assets - (2.9)%	(6,691,314)
		TOTAL NET ASSETS - 100.0%	$232,778,778

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar

Summary of Investments by Security Sector^
Energy	56.9%
Basic Materials	25.0
Exchange Traded Fund (ETF)	12.4
Short-Term Investments	3.3
Money Market Fund	2.4
100.0%

^ As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.8%
U.S. GOVERNMENT OBLIGATIONS - 23.3%
	U.S. Treasury Bonds:
$1,000,000	6.125% due 11/15/27	$1,244,102
1,500,000	5.250% due 11/15/28	1,786,230
3,500,000	6.250% due 5/15/30	4,580,625
1,800,000	5.375% due 2/15/31	2,223,914
2,800,000	4.500% due 5/15/38	3,342,281
1,500,000	4.375% due 11/15/39	1,762,969
3,500,000	3.875% due 8/15/40	3,842,754
3,000,000	4.375% due 5/15/41	3,530,977
2,500,000	3.125% due 11/15/41	2,439,941
3,500,000	2.750% due 8/15/42	3,187,051
1,000,000	2.750% due 11/15/42	909,141
10,100,000	3.125% due 2/15/43	9,806,074
300,000	3.750% due 11/15/43	322,875
3,500,000	3.125% due 8/15/44	3,394,180
3,000,000	2.875% due 8/15/45	2,770,312
7,350,000	3.000% due 11/15/45	6,954,650
1,000,000	2.500% due 2/15/46	854,570
2,500,000	2.500% due 5/15/46	2,134,473
700,000	2.875% due 11/15/46	644,875
3,500,000	3.000% due 2/15/47	3,304,629
1,000,000	3.000% due 5/15/47	943,398
9,100,000	2.750% due 8/15/47	8,158,008
1,000,000	2.750% due 11/15/47	895,781
300,000	3.000% due 8/15/48	282,621
	U.S. Treasury Notes:
4,000,000	1.375% due 1/31/20	3,937,031
3,000,000	1.125% due 4/30/20	2,931,563
3,000,000	1.500% due 5/15/20	2,945,039
7,000,000	3.500% due 5/15/20	7,069,727
3,500,000	1.375% due 5/31/20	3,427,539
35,300,000	1.500% due 5/31/20	34,628,473
2,500,000	1.500% due 6/15/20	2,451,367
4,000,000	1.625% due 6/30/20	3,927,500
17,800,000	2.500% due 6/30/20	17,717,258
3,000,000	1.500% due 7/15/20	2,938,125
3,000,000	2.625% due 8/15/20	2,990,391
6,000,000	1.375% due 9/30/20	5,847,656
8,000,000	1.625% due 10/15/20	7,827,812
4,000,000	1.875% due 12/15/20	3,927,812
2,000,000	1.750% due 12/31/20	1,958,203
5,000,000	2.000% due 1/15/21	4,917,188
9,000,000	2.125% due 1/31/21	8,869,570
2,000,000	2.250% due 3/31/21	1,974,766
3,500,000	1.125% due 6/30/21	3,354,941
4,000,000	2.125% due 6/30/21	3,931,719
1,000,000	2.875% due 10/15/21	1,001,250
4,000,000	1.875% due 1/31/22	3,884,531
6,000,000	1.750% due 2/28/22	5,799,844
6,000,000	1.875% due 3/31/22	5,818,359
5,500,000	1.875% due 7/31/22	5,315,664

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 23.3% - (continued)
$1,500,000	1.625% due 8/15/22	$1,435,840
10,000,000	1.875% due 9/30/22	9,650,391
4,000,000	1.875% due 10/31/22	3,856,406
6,000,000	1.750% due 1/31/23	5,741,250
5,000,000	1.500% due 3/31/23	4,725,781
5,000,000	1.625% due 5/31/23	4,741,797
6,000,000	1.375% due 8/31/23	5,606,719
3,000,000	1.625% due 10/31/23	2,830,781
6,000,000	2.250% due 12/31/23	5,826,094
5,000,000	2.750% due 2/15/24	4,970,313
14,700,000	2.125% due 2/29/24	14,168,273
9,500,000	2.125% due 3/31/24	9,150,801
2,000,000	2.500% due 5/15/24	1,961,875
900,000	2.000% due 5/31/24	860,027
4,000,000	2.000% due 6/30/24	3,819,219
1,000,000	1.875% due 8/31/24	947,344
400,000	2.125% due 9/30/24	383,625
4,000,000	2.250% due 11/15/24	3,857,656
4,000,000	2.125% due 11/30/24	3,830,469
2,400,000	2.250% due 12/31/24	2,313,563
1,000,000	2.000% due 8/15/25	944,063
2,000,000	2.750% due 8/31/25	1,979,297
17,700,000	2.250% due 11/15/25	16,947,750
5,000,000	1.625% due 2/15/26	4,576,953
18,650,000	1.625% due 5/15/26	17,015,939
12,000,000	2.250% due 2/15/27	11,373,281
400,000	2.375% due 5/15/27	382,234
2,000,000	2.250% due 8/15/27	1,887,344
23,300,000	2.250% due 11/15/27	21,941,137
	TOTAL U.S. GOVERNMENT OBLIGATIONS	386,435,981
U.S. GOVERNMENT AGENCIES - 0.5%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	968,910
2,000,000	3.625% due 6/11/21	2,036,336
555,000	3.125% due 6/13/25	552,392
130,000	3.250% due 11/16/28	129,582
	Federal Home Loan Mortgage Corp. (FHLMC):
2,000,000	2.375% due 1/13/22	1,969,616
1,300,000	6.250% due 7/15/32	1,700,016
1,000,000	Federal National Mortgage Association (FNMA), 1.875% due 4/5/22	967,745
	TOTAL U.S. GOVERNMENT AGENCIES	8,324,597
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $403,527,069)	394,760,578
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9%
	20 Times Square Trust:
491,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(a)(b)	455,471
491,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(a)(b)	446,343
	Angel Oak Mortgage Trust I LLC:
1,993,427	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	1,995,707
2,172,989	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	2,172,844

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9% - (continued)
$2,075,046	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	$2,074,898
913,619	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	913,402
	Atrium Hotel Portfolio Trust:
991,000	Series 2018-ATRM, Class A, 3.257% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	989,751
991,000	Series 2018-ATRM, Class D, 4.607% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	989,754
10,910,494	Banc of America Funding Trust, Series 2007-1, Class TA2, 2.445% (1-Month USD-LIBOR + 0.130%) due 1/25/37(a)	9,262,901
	BANK:
12,485,191	Series 2017-BNK4, Class XA, 1.604% due 5/15/50(a)(c)	1,063,903
16,364,959	Series 2018-BN10, Class XA, 0.894% due 2/15/61(a)(c)	891,730
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 3.507% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	177,562
203,000	Series 2017-DELC, Class D, 4.007% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	202,635
408,000	Series 2017-DELC, Class E, 4.807% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	406,995
407,000	Series 2017-DELC, Class F, 5.807% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	408,517
	BBCMS Trust:
124,000	Series 2018-BXH, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	124,083
1,083,000	Series 2018-CBM, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(b)	1,080,618
4,897,041	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.977% due 2/25/36(a)	4,237,565
200,000	Benchmark, Series 2018-B4, Class A2, 3.976% due 7/15/51	203,791
600,000	Benchmark Mortgage Trust, Series 2018-B5, Class A4, 4.208% due 7/15/51	612,828
997,000	BHMS, Series 2018-ATLS, Class A, 3.557% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	995,742
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 3.628% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	982,141
1,130,000	Series 2018-IND, Class A, 3.057% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	1,127,876
	BX Trust:
279,650	Series 2017-SLCT, Class D, 4.357% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	279,298
474,300	Series 2017-SLCT, Class E, 5.457% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	475,490
124,000	Series 2018-EXCL, Class A, 3.394% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	123,978
903,000	Series 2018-GW, Class A, 3.107% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	900,730
100,000	Series 2018-GW, Class D, 4.077% (1-Month USD-LIBOR + 1.770%) due 5/15/35(a)(b)	99,937
982,000	Series 2018-MCSF, Class F, 4.953% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	972,223
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	393,361
20,252,561	Series 2017-CD4, Class XA, 1.475% due 5/10/50(a)(c)	1,602,144
	CFCRE Commercial Mortgage Trust:
2,029,024	Series 2016-C3, Class XA, 1.213% due 1/10/48(a)(c)	121,133
16,627,515	Series 2017-C8, Class XA, 1.829% due 6/15/50(a)(c)	1,624,735
	Citigroup Commercial Mortgage Trust:
37,821,438	Series 2015-GC35, Class XA, 1.024% due 11/10/48(a)(c)	1,540,471
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,211,703
6,931,091	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000% due 1/25/68(a)(b)	6,893,910
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 4.368% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	564,850
565,000	Series 2017-IKPR, Class E, 5.818% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	564,994
565,000	Series 2017-IKPR, Class F, 6.818% (1-Month USD-LIBOR + 4.500%) due 6/11/32(a)(b)	565,348
	Cold Storage Trust:
887,000	Series 2017-ICE3, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	886,148
1,082,000	Series 2017-ICE3, Class C, 3.657% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	1,084,188
	Commercial Mortgage Trust:
259,848,110	Series 2013-CR9, Class XA, 0.171% due 7/10/45(a)(c)	1,122,959

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9% - (continued)
$1,127,000	Series 2016-GCT, Class F, 3.577% due 8/10/29(a)(b)	$1,073,351
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	699,766
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	827,705
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	1,206,819
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(c)	590,400
25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(c)	87,533
3,095,941	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 5A6, 5.500% due 10/25/35	2,675,524
1,090,000	CSWF, Series 2018-TOP, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	1,087,260
939,077	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 3.110% (1-Month USD-LIBOR + 0.803%) due 5/15/35(a)(b)	933,187
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
6,305,539	Series 2015-55, Class PD, 2.500% due 3/25/43	5,974,377
10,568,966	Series 4223, Class SB, 2.656% (1-Month USD-LIBOR + 5.431%) due 7/15/43(a)	8,515,628
6,635,520	Series 4610, Class LA, 2.500% due 1/15/41	6,373,379
4,313,403	Series 4627, Class Z, 3.000% due 10/15/46	3,626,300
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	11,393,319
7,663,899	Series 4653, Class Z, 3.000% due 2/15/47	6,526,691
8,128,218	Series 4655, Class CZ, 3.000% due 2/15/47	6,807,081
24,579,808	Series 4664, Class TC, 3.000% due 6/15/41	24,130,639
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	7,908,426
19,003,335	Series 4750, Class PA, 3.000% due 7/15/46	18,279,990
15,434,694	Series 4766, Class A, 4.000% due 9/15/45	15,738,719
	Federal National Mortgage Association (FNMA), REMICS:
13,455,967	Series 2016-61, Class MZ, 3.000% due 9/25/46	11,545,789
32,471,916	Series 2017-12, Class TA, 3.000% due 4/25/42	32,041,874
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,060,119
21,116,130	Series 2017-32, Class CA, 3.000% due 10/25/42	20,689,014
21,517,230	Series 2018-33, Class C, 3.000% due 5/25/48	20,569,587
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,703,749
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,526,717
300,000	Series K078, Class A2, 3.854% due 6/25/28	304,817
	Great Wolf Trust:
272,000	Series 2017-WOLF, Class D, 4.557% (1-Month USD-LIBOR + 2.100%) due 9/15/34(a)(b)	271,655
422,000	Series 2017-WOLF, Class E, 5.557% (1-Month USD-LIBOR + 3.100%) due 9/15/34(a)(b)	421,597
225,000	Series 2017-WOLF, Class F, 6.527% (1-Month USD-LIBOR + 4.070%) due 9/15/34(a)(b)	224,927
	GS Mortgage Securities Corp. Trust:
1,093,000	Series 2018-3PCK, Class A, 3.757% (1-Month USD-LIBOR + 1.450%) due 9/15/21(a)(b)	1,092,288
1,133,000	Series 2018-FBLU, Class F, 5.557% (1-Month USD-LIBOR + 3.250%) due 11/15/35(a)(b)	1,129,372
400,000	Series 2018-TWR, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	399,711
400,000	Series 2018-TWR, Class D, 3.907% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	399,378
400,000	Series 2018-TWR, Class E, 4.407% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(b)	399,386
400,000	Series 2018-TWR, Class F, 5.107% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(b)	399,396
400,000	Series 2018-TWR, Class G, 6.231% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(b)	400,050
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	898,586
10,540,643	Series 2017-GS7, Class XA, 1.284% due 8/10/50(a)(c)	783,371
9,622,922	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.453% (1-Month USD-LIBOR + 0.150%) due 1/25/47(a)	9,203,384
	JP Morgan Chase Commercial Mortgage Securities Corp.:
214,000	Series 2017-FL10, Class B, 3.307% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	213,351

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9% - (continued)
$161,000	Series 2017-FL10, Class C, 3.557% (1-Month USD-LIBOR + 1.250%) due 6/15/32(a)(b)	$161,096
523,000	Series 2017-FL10, Class D, 4.207% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	524,289
	JP Morgan Chase Commercial Mortgage Securities Trust:
835,773	Series 2012-C8, Class A3, 2.829% due 10/15/45	815,500
996,000	Series 2018-LAQ, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	994,749
	JP Morgan Mortgage Trust:
9,947,636	Series 2006-S4, Class A7, 6.000% due 1/25/37	7,475,528
4,213,924	Series 2018-7FRB, Class A2, 3.031% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	4,220,855
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.483% due 2/15/48(a)	1,619,459
1,906,000	Series 2015-C28, Class C, 4.377% due 10/15/48(a)	1,830,459
9,465,749	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	6,561,097
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.527% due 9/12/42(a)(b)	1,859,268
1,082,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.227% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	1,079,956
	Morgan Stanley Bank of America Merrill Lynch Trust:
451,583	Series 2014-C15, Class A3, 3.773% due 4/15/47	454,037
2,000,000	Series 2014-C17, Class C, 4.613% due 8/15/47(a)	1,964,936
26,464,072	Series 2014-C19, Class XA, 1.251% due 12/15/47(a)(c)	991,577
852,000	Series 2016-C31, Class C, 4.461% due 11/15/49(a)	821,008
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.599% due 9/15/47(a)(b)	2,025,367
18,123,660	Series 2016-UB11, Class XA, 1.785% due 8/15/49(a)(c)	1,547,152
14,588,985	Series 2016-UB12, Class XA, 0.943% due 12/15/49(a)(c)	644,836
1,083,000	Series 2018-SUN, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	1,081,656
944,085	Motel 6 Trust, Series 2017-MTL6, Class A, 3.227% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	942,895
1,122,000	MSCG Trust, Series 2018-SELF, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	1,120,603
997,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.230% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	996,095
1,667,000	PFP Ltd., Series 2017-3, Class C, 4.807% (1-Month USD-LIBOR + 2.500%) due 1/14/35(a)(b)	1,668,750
	RALI Series Trust:
2,770,127	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	2,562,735
25,270,789	Series 2007-QH5, Class AII, 2.545% (1-Month USD-LIBOR + 0.230%) due 6/25/37(a)	13,890,109
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 3.257% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	428,327
429,000	Series 2017-ROSS, Class B, 3.557% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	428,462
	UBS Commercial Mortgage Trust:
4,610,008	Series 2017-C1, Class XA, 1.759% due 6/15/50(a)(c)	451,417
979,000	Series 2018-C8, Class C, 4.861% due 2/15/51(a)	955,223
4,987,475	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.104% due 3/10/46(a)(b)(c)	166,306
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.252% due 1/10/45(a)(b)	1,763,207
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.783% due 11/15/43(a)(b)	300,892
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,270,998
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	273,372
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	986,992
2,581,000	Series 2015-NXS4, Class E, 3.752% due 12/15/48(a)(b)	2,088,115
17,519,971	Series 2016-C33, Class XA, 1.941% due 3/15/59(a)(c)	1,561,226
11,027,290	Series 2016-NXS6, Class XA, 1.787% due 11/15/49(a)(c)	936,431
10,423,336	Series 2017-C38, Class XA, 1.222% due 7/15/50(a)(c)	709,570

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9% - (continued)
$1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	$1,164,193
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,503,971
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $374,727,277)	361,821,583
CORPORATE BONDS & NOTES - 18.5%
Basic Materials - 0.6%
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	346,581
140,000	AK Steel Corp., Company Guaranteed Notes, 6.375% due 10/15/25	113,750
200,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(b)	195,000
25,000	ArcelorMittal, Senior Unsecured Notes, 7.000% due 10/15/39	26,579
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	102,834
350,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	331,382
200,000	Braskem Finance Ltd., Company Guaranteed Notes, 6.450% due 2/3/24	209,850
300,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	301,803
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	101,087
250,000	4.625% due 10/1/44	221,090
440,000	DowDuPont Inc., Senior Unsecured Notes, 5.419% due 11/15/48	449,401
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	144,877
1,000,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	1,007,860
460,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	452,738
	Hexion Inc., Senior Secured Notes:
70,000	6.625% due 4/15/20	57,837
150,000	10.375% due 2/1/22(b)	124,875
	International Paper Co., Senior Unsecured Notes:
500,000	3.000% due 2/15/27	450,053
100,000	4.400% due 8/15/47	84,383
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	455,101
775,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	735,948
200,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	192,500
250,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	267,700
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	215,609
90,000	Schweitzer-Mauduit International Inc., Senior Unsecured Notes, 6.875% due 10/1/26(b)	88,425
	Sherwin-Williams Co., Senior Unsecured Notes:
250,000	2.250% due 5/15/20	244,938
100,000	4.500% due 6/1/47	88,209
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	117,259
125,000	6.750% due 4/16/40	134,621
1,100,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	1,063,205
500,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	533,750
	Vedanta Resources PLC, Senior Unsecured Notes:
200,000	7.125% due 5/31/23	182,750
1,000,000	6.125% due 8/9/24	853,508
250,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	226,157
	Total Basic Materials	10,121,660
Communications – 1.9%
	21st Century Fox America Inc., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	242,184
250,000	4.750% due 11/15/46	258,280
200,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.000% due 12/6/37	175,021
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(b)	244,800

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications – 1.9% - (continued)
	Amazon.com Inc., Senior Unsecured Notes:
$770,000	2.800% due 8/22/24	$736,407
635,000	3.800% due 12/5/24	640,946
250,000	3.150% due 8/22/27	237,509
250,000	4.050% due 8/22/47	235,292
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	228,491
	AT&T Inc., Senior Unsecured Notes:
500,000	2.450% due 6/30/20	492,733
500,000	3.200% due 3/1/22	490,780
250,000	3.800% due 3/1/24	244,651
840,000	3.400% due 5/15/25	781,907
250,000	4.250% due 3/1/27	241,548
100,000	4.300% due 2/15/30	93,180
250,000	5.250% due 3/1/37	237,996
250,000	5.350% due 9/1/40	236,021
200,000	4.500% due 3/9/48	166,373
500,000	5.700% due 3/1/57	477,737
1,500,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,492,017
600,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	582,774
1,200,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	1,076,541
	C&W Senior Financing DAC, Senior Unsecured Notes:
600,000	7.500% due 10/15/26(b)	580,128
1,300,000	6.875% due 9/15/27	1,205,750
	CBS Corp., Company Guaranteed Notes:
100,000	3.375% due 3/1/22	98,778
100,000	5.900% due 10/15/40	104,944
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.750% due 2/15/26(b)	115,001
125,000	5.000% due 2/1/28(b)	116,406
155,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)(d)	116,637
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	490,783
250,000	4.908% due 7/23/25	248,886
250,000	6.484% due 10/23/45	250,130
220,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	192,912
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	472,277
100,000	3.625% due 3/4/24	100,415
200,000	Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%) (a)(e)	204,502
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	240,814
250,000	3.300% due 2/1/27	234,243
500,000	4.150% due 10/15/28	495,803
150,000	4.400% due 8/15/35	143,364
500,000	3.400% due 7/15/46	400,335
870,000	4.700% due 10/15/48	848,991
100,000	3.999% due 11/1/49	86,593

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications – 1.9% - (continued)
$500,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	$510,188
	CSC Holdings LLC:
215,000	Senior Secured Notes, 5.375% due 7/15/23(b)	213,387
125,000	Senior Unsecured Notes, 5.250% due 6/1/24	118,750
500,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22	283,130
	Discovery Communications LLC, Company Guaranteed Notes:
200,000	2.950% due 3/20/23	190,005
400,000	3.800% due 3/13/24	388,129
80,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	68,200
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	74,194
130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	122,037
1,135,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	1,031,808
65,000	Frontier Communications Corp., Secured Notes, 8.500% due 4/1/26(b)	58,992
70,000	Gray Escrow Inc., Senior Unsecured Notes, 7.000% due 5/15/27(b)	71,050
65,000	Gray Television Inc., Company Guaranteed Notes, 5.125% due 10/15/24(b)	62,237
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	243,601
200,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(b)(d)	183,500
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
65,000	5.500% due 8/1/23	57,362
75,000	8.500% due 10/15/24(b)	74,258
160,000	Iridium Communications Inc., Senior Unsecured Notes, 10.250% due 4/15/23(b)	173,200
265,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 8/15/22	264,338
195,000	Match Group Inc., Senior Unsecured Notes, 5.000% due 12/15/27(b)	181,350
	Millicom International Cellular SA, Senior Unsecured Notes:
400,000	6.000% due 3/15/25	392,500
200,000	6.625% due 10/15/26(b)	202,000
200,000	5.125% due 1/15/28	176,500
65,000	Netflix Inc., Senior Unsecured Notes, 5.875% due 2/15/25	66,300
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	93,666
130,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(b)	121,550
100,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	100,832
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	613,502
150,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(b)	146,063
350,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	355,250
600,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	584,726
	Telefonica Emisiones SAU, Company Guaranteed Notes:
250,000	4.103% due 3/8/27	236,874
200,000	5.213% due 3/8/47	181,557
180,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 8.875% due 11/15/24(b)	192,150
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	287,861
	Time Warner Cable LLC, Senior Secured Notes:
500,000	4.000% due 9/1/21	498,718
150,000	7.300% due 7/1/38	162,231
250,000	4.500% due 9/15/42	197,311
125,000	T-Mobile USA Inc., Company Guaranteed Notes, 4.500% due 2/1/26	117,306
120,000	Uber Technologies Inc., Senior Unsecured Notes, 8.000% due 11/1/26(b)	117,600
45,000	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23(b)	42,131

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications – 1.9% - (continued)
	Verizon Communications Inc., Senior Unsecured Notes:
$520,000	3.500% due 11/1/24	$506,880
250,000	4.125% due 3/16/27	247,183
493,000	4.329% due 9/21/28	489,997
500,000	5.250% due 3/16/37	513,948
700,000	5.012% due 4/15/49	680,434
75,000	4.672% due 3/15/55	67,471
200,000	Viacom Inc., Senior Unsecured Notes, 5.850% due 9/1/43	198,490
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	336,049
250,000	4.375% due 2/19/43	206,355
	VTR Finance BV, Senior Secured Notes:
543,000	6.875% due 1/15/24	550,466
270,000	6.875% due 1/15/24(b)	273,713
	Walt Disney Co., Senior Unsecured Notes:
500,000	1.950% due 3/4/20	493,112
500,000	2.450% due 3/4/22	484,220
125,000	3.150% due 9/17/25	119,911
	Warner Media LLC, Company Guaranteed Notes:
300,000	3.800% due 2/15/27	279,567
250,000	4.850% due 7/15/45	221,100
	Total Communications	31,286,120
Consumer Cyclical – 1.0%
240,000	1011778 BC ULC/New Red Finance Inc., Secured Notes, 5.000% due 10/15/25(b)	226,200
205,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	186,037
	American Honda Finance Corp., Senior Unsecured Notes:
500,000	2.000% due 2/14/20	493,090
500,000	2.900% due 2/16/24	479,252
110,000	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(b)	109,474
245,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(b)	222,337
225,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(b)	234,000
140,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	128,450
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	293,366
70,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(b)	66,325
120,000	Dana Financing Luxembourg Sarl, Company Guaranteed Notes, 5.750% due 4/15/25(b)	114,000
	Delta Air Lines Inc., Senior Unsecured Notes:
300,000	2.875% due 3/13/20	297,581
705,000	3.625% due 3/15/22	691,045
505,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	478,962
	Eldorado Resorts Inc., Company Guaranteed Notes:
145,000	6.000% due 4/1/25	141,375
50,000	6.000% due 9/15/26(b)	48,375
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	201,059
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	2.681% due 1/9/20	492,330
500,000	3.810% due 1/9/24	455,032
	General Motors Co., Senior Unsecured Notes:
205,000	3.389% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	204,499
100,000	6.750% due 4/1/46	97,002

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical – 1.0% - (continued)
	General Motors Financial Co., Inc., Company Guaranteed Notes:
$100,000	3.150% due 1/15/20	$99,318
500,000	3.450% due 1/14/22	482,178
810,000	3.398% (3-Month USD-LIBOR + 0.990%) due 1/5/23(a)	788,305
415,000	3.950% due 4/13/24	393,721
500,000	4.350% due 1/17/27	461,751
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,394,882
175,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(b)	171,500
540,000	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	495,447
125,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	119,206
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	244,879
250,000	2.125% due 9/15/26	222,023
250,000	3.500% due 9/15/56	203,253
220,000	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(b)	202,950
120,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(b)	112,200
400,000	Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24	395,000
120,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(b)	119,363
250,000	Lowe's Cos., Inc., Senior Unsecured Notes, 3.700% due 4/15/46	213,319
440,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	451,000
150,000	Macy's Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	117,286
70,000	Marriott Ownership Resorts Inc., Company Guaranteed Notes, 6.500% due 9/15/26(b)	69,825
	McDonald's Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	239,777
75,000	4.875% due 12/9/45	74,659
250,000	4.450% due 3/1/47	233,831
351,000	NCL Corp., Ltd, Senior Unsecured Notes, 4.750% due 12/15/21(b)	351,878
	Newell Brands Inc., Senior Unsecured Notes:
30,000	3.150% due 4/1/21	29,483
125,000	5.375% due 4/1/36	116,722
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	284,386
300,000	PACCAR Financial Corp., Senior Unsecured Notes, 1.950% due 2/27/20	295,584
	PetSmart Inc.:
155,000	Company Guaranteed Notes, 7.125% due 3/15/23(b)	103,850
35,000	Senior Secured Notes, 5.875% due 6/1/25(b)	26,775
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	385,813
70,000	Scientific Games International Inc., Senior Secured Notes, 5.000% due 10/15/25(b)	65,531
115,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	110,113
125,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(b)	124,531
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	99,152
125,000	3.500% due 7/1/24	125,135
100,000	3.900% due 11/15/47	88,960
245,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	230,913
240,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	225,600
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	468,166

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical – 1.0% - (continued)
	Walmart Inc., Senior Unsecured Notes:
$150,000	3.125% due 6/23/21	$149,895
250,000	2.550% due 4/11/23	241,261
250,000	3.300% due 4/22/24	247,452
250,000	4.300% due 4/22/44	251,942
250,000	4.050% due 6/29/48	240,131
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	92,821
	Total Consumer Cyclical	17,321,558
Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	136,945
250,000	4.900% due 11/30/46	258,226
	AbbVie Inc., Senior Unsecured Notes:
520,000	3.200% due 11/6/22	506,031
500,000	2.850% due 5/14/23	476,738
475,000	4.450% due 5/14/46	409,683
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	3.500% due 7/29/20	197,409
400,000	3.950% due 1/19/22	391,328
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	83,011
235,000	Albertsons Cos LLC/Safeway Inc./New Albertsons LP/Albertson's LLC, Company Guaranteed Notes, 5.750% due 3/15/25	209,737
100,000	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	96,766
	Allergan Funding SCS, Company Guaranteed Notes:
140,000	3.850% due 6/15/24	135,743
925,000	3.800% due 3/15/25	887,240
100,000	4.550% due 3/15/35	93,036
84,000	4.750% due 3/15/45	77,898
250,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	201,037
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	446,993
150,000	4.950% due 10/1/41	148,680
50,000	4.663% due 6/15/51	46,422
	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	3.650% due 2/1/26(b)	118,178
450,000	4.700% due 2/1/36(b)	423,915
	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
975,000	2.650% due 2/1/21	955,392
300,000	3.300% due 2/1/23	290,472
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	191,158
350,000	4.950% due 1/15/42	331,926
200,000	3.750% due 7/15/42	159,552
150,000	4.600% due 4/15/48	134,721
	Anthem Inc., Senior Unsecured Notes:
1,055,000	3.300% due 1/15/23	1,032,011
100,000	4.650% due 1/15/43	94,769
200,000	4.375% due 12/1/47	179,490
	AstraZeneca PLC, Senior Unsecured Notes:
515,000	2.375% due 6/12/22	490,706
500,000	3.375% due 11/16/25	477,534
100,000	4.375% due 11/16/45	93,436

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
$190,000	Avantor Inc., Senior Unsecured Notes, 9.000% due 10/1/25(b)	$192,612
295,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25	278,804
100,000	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24	92,463
65,000	Bausch Health Cos., Inc., Senior Secured Notes, 7.000% due 3/15/24(b)	68,006
	Becton Dickinson & Co., Senior Unsecured Notes:
1,060,000	2.894% due 6/6/22	1,021,660
200,000	3.363% due 6/6/24	190,841
250,000	3.700% due 6/6/27	233,065
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	100,188
500,000	Boston Scientific Corp., Senior Unsecured Notes, 4.000% due 3/1/28	476,632
250,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 3.250% due 2/27/27	239,983
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	236,667
	Cardinal Health Inc., Senior Unsecured Notes:
1,140,000	3.410% due 6/15/27	1,027,703
250,000	4.368% due 6/15/47	207,071
	Celgene Corp., Senior Unsecured Notes:
100,000	2.750% due 2/15/23	94,871
500,000	3.875% due 8/15/25	479,824
100,000	5.000% due 8/15/45	91,915
1,030,000	4.350% due 11/15/47	861,610
	Centene Corp., Senior Unsecured Notes:
235,000	4.750% due 1/15/25	233,238
25,000	5.375% due 6/1/26(b)	25,156
200,000	Children's Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	193,645
250,000	Coca-Cola Co., Senior Unsecured Notes, 2.200% due 5/25/22	242,165
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	336,579
500,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	515,248
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	120,021
100,000	3.500% due 7/20/22	98,651
1,070,000	3.700% due 3/9/23	1,052,968
150,000	4.100% due 3/25/25	147,741
500,000	2.875% due 6/1/26	450,724
250,000	4.300% due 3/25/28	243,519
250,000	4.780% due 3/25/38	238,865
250,000	5.050% due 3/25/48	242,170
115,000	DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(b)	119,169
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	130,267
619,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	628,910
499,310	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	496,818
15,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(b)	14,061
800,000	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	786,000
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
300,000	1.800% due 2/7/20	295,640
200,000	4.150% due 3/15/47	195,421
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	235,233
195,000	Garda World Security Corp., Senior Unsecured Notes, 8.750% due 5/15/25(b)	177,937
200,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48(d)	179,012
	Gilead Sciences Inc., Senior Unsecured Notes:
500,000	2.950% due 3/1/27	459,693
250,000	4.150% due 3/1/47	221,600

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
$500,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	$497,224
	Halfmoon Parent Inc.:
	Senior Secured Notes:
500,000	3.400% due 9/17/21(b)	495,718
1,035,000	3.326% (3-Month USD-LIBOR + 0.890%) due 7/15/23(a)(b)	1,025,951
250,000	Senior Unsecured Notes, 4.900% due 12/15/48(b)	238,725
135,000	HCA Healthcare Inc., Senior Unsecured Notes, 6.250% due 2/15/21	139,387
	HCA Inc.:
265,000	Company Guaranteed Notes, 5.375% due 9/1/26	262,350
65,000	Senior Secured Notes, 5.250% due 4/15/25	65,650
200,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	195,901
400,000	JBS Investments GmbH, Company Guaranteed Notes, 7.250% due 4/3/24	401,440
400,000	JBS Investments II GmbH, Company Guaranteed Notes, 7.000% due 1/15/26(b)	390,000
205,000	JBS USA LUX SA/JBS USA Finance, Inc., Company Guaranteed Notes, 6.750% due 2/15/28(b)	198,850
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	242,963
150,000	2.950% due 3/3/27	143,490
250,000	3.625% due 3/3/37	235,447
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28(b)	245,687
100,000	5.085% due 5/25/48(b)	94,720
	Kraft Heinz Foods Co., Company Guaranteed Notes:
500,000	3.000% due 6/1/26	442,336
250,000	5.200% due 7/15/45	227,374
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	173,384
110,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(b)	94,600
1,325,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,276,392
	MARB BondCo PLC, Company Guaranteed Notes:
500,000	7.000% due 3/15/24(b)	471,875
200,000	7.000% due 3/15/24	188,750
500,000	6.875% due 1/19/25	460,000
55,000	Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	47,988
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	240,942
	Medtronic Inc., Company Guaranteed Notes:
500,000	3.150% due 3/15/22	492,810
250,000	4.625% due 3/15/45	254,950
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	232,358
	Minerva Luxembourg SA, Company Guaranteed Notes:
800,000	6.500% due 9/20/26	729,000
600,000	5.875% due 1/19/28	511,200
	Molson Coors Brewing Co., Company Guaranteed Notes:
500,000	2.250% due 3/15/20	491,267
150,000	4.200% due 7/15/46	124,984
300,000	Moody's Corp., Senior Unsecured Notes, 2.750% due 12/15/21	291,466
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(b)	249,063
	Mylan NV, Company Guaranteed Notes:
250,000	3.150% due 6/15/21	244,091
250,000	5.250% due 6/15/46	212,719
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	9,151

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Novartis Capital Corp., Company Guaranteed Notes:
$250,000	1.800% due 2/14/20	$246,183
250,000	2.400% due 5/17/22	242,209
150,000	3.100% due 5/17/27	142,649
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	490,923
150,000	2.375% due 10/6/26	135,773
250,000	3.450% due 10/6/46	217,346
	Pfizer Inc., Senior Unsecured Notes:
500,000	1.700% due 12/15/19	492,998
250,000	4.000% due 12/15/36	241,477
250,000	4.125% due 12/15/46	242,257
	Philip Morris International Inc., Senior Unsecured Notes:
250,000	2.000% due 2/21/20	246,113
500,000	2.625% due 2/18/22	482,645
100,000	4.125% due 3/4/43	88,986
235,000	Pilgrim's Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(b)	228,538
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(b)(f)	119,400
420,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(b)	400,575
247,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	261,820
250,000	Procter & Gamble Co., Senior Unsecured Notes, 3.500% due 10/25/47	226,689
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	7,230
	Refinitiv US Holdings Inc.:
25,000	Company Guaranteed Notes, 8.250% due 11/15/26(b)	23,812
105,000	Senior Secured Notes, 6.250% due 5/15/26(b)	103,622
	Reynolds American Inc., Company Guaranteed Notes:
500,000	6.875% due 5/1/20	521,138
1,045,000	4.000% due 6/12/22	1,034,777
250,000	5.850% due 8/15/45	241,869
335,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	337,412
50,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(b)	48,125
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	117,012
550,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	511,789
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	6,465
350,000	Stryker Corp., Senior Unsecured Notes, 3.375% due 11/1/25	331,123
	Sysco Corp., Company Guaranteed Notes:
350,000	3.550% due 3/15/25	338,261
485,000	3.250% due 7/15/27	450,755
130,000	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(b)(d)	107,250
235,000	Tenet Healthcare Corp., Senior Unsecured Notes, 7.000% due 8/1/25(d)	229,125
595,000	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 2.800% due 7/21/23	521,605
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	226,581
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	125,387
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	132,211
105,000	United Rentals North America Inc., Company Guaranteed Notes, 6.500% due 12/15/26	105,394
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	730,901
450,000	3.850% due 6/15/28	449,275
250,000	4.250% due 4/15/47	241,175
160,000	Valeant Pharmaceuticals International, Company Guaranteed Notes, 8.500% due 1/31/27(b)	165,600

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
$125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	$126,214
133,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(b)	128,013
210,000	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(b)	228,375
	WellCare Health Plans Inc., Senior Unsecured Notes:
160,000	5.250% due 4/1/25	158,600
60,000	5.375% due 8/15/26(b)	59,561
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	296,890
	Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
200,000	2.700% due 4/1/20	197,327
555,000	3.700% due 3/19/23	547,508
	Total Consumer Non-cyclical	49,447,715
Diversified - 0.0%
200,000	CK Hutchison International 17 II Ltd., Company Guaranteed Notes, 2.250% due 9/29/20	195,351
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	194,640
300,000	3.500% due 4/5/27(b)	284,625
70,000	Trident Merger Sub Inc., Senior Unsecured Notes, 6.625% due 11/1/25(b)	62,825
	Total Diversified	737,441
Energy - 2.4%
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	259,374
175,000	6.600% due 3/15/46	193,634
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	202,277
145,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes, 3.337% due 12/15/27	130,898
	BP Capital Markets PLC, Company Guaranteed Notes:
100,000	2.520% due 9/19/22	95,750
500,000	3.224% due 4/14/24	484,961
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,404,456
70,000	Calfrac Holdings LP, Senior Unsecured Notes, 8.500% due 6/15/26(b)	58,100
	Canacol Energy Ltd., Company Guaranteed Notes:
1,200,000	7.250% due 5/3/25	1,134,000
200,000	7.250% due 5/3/25(b)	189,000
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
1,075,000	2.950% due 1/15/23	1,026,907
125,000	5.850% due 2/1/35	129,939
500,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	445,963
270,000	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25	262,912
	Chevron Corp., Senior Unsecured Notes:
250,000	1.991% due 3/3/20	246,873
250,000	2.498% due 3/3/22	242,513
750,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	716,337
240,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(b)	231,948
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	264,128
200,000	5.950% due 3/15/46	236,290
175,000	Continental Resources Inc., Company Guaranteed Notes, 4.375% due 1/15/28	164,937
200,000	Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	198,650
115,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(b)	112,412

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.4% - (continued)
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
$200,000	5.082% due 12/30/23(b)	$199,861
300,000	5.412% due 12/30/25(b)	298,928
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	70,293
100,000	5.000% due 6/15/45	87,353
	Ecopetrol SA, Senior Unsecured Notes:
500,000	7.625% due 7/23/19	511,900
200,000	5.875% due 9/18/23	208,000
500,000	5.375% due 6/26/26	495,750
150,000	Enbridge Energy Partners LP, Senior Unsecured Notes, 5.500% due 9/15/40	147,439
	Enbridge Inc., Senior Unsecured Notes:
100,000	4.000% due 10/1/23	99,456
250,000	3.700% due 7/15/27	233,893
	Energy Transfer Operating LP, Company Guaranteed Notes:
695,000	4.750% due 1/15/26	672,767
250,000	4.200% due 4/15/27	230,592
250,000	5.300% due 4/15/47	217,921
150,000	6.000% due 6/15/48	144,431
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	490,870
720,000	3.750% due 2/15/25	702,318
250,000	3.950% due 2/15/27	243,000
250,000	4.900% due 5/15/46	239,178
140,000	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(b)	134,750
625,000	EQM Midstream Partners LP, Senior Unsecured Notes, 4.750% due 7/15/23	620,249
1,065,000	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	933,819
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	239,184
100,000	3.700% due 3/1/24	100,437
85,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	84,469
50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(b)	39,000
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	3.043% due 3/1/26	480,185
100,000	3.567% due 3/6/45	88,269
140,000	Foresight Energy LLC/Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(b)	121,100
140,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	131,600
600,000	Geopark Ltd., Senior Secured Notes, 6.500% due 9/21/24	570,000
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	1,031,250
140,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	127,050
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	240,761
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	223,721
320,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., Senior Unsecured Notes, 5.625% due 2/15/26(b)	310,400
225,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(b)	210,937
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
600,000	5.625% due 8/2/21	621,625
1,000,000	5.750% due 8/1/23	1,043,283
125,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(b)	115,000

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.4% - (continued)
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
$125,000	3.500% due 3/1/21	$123,750
100,000	4.250% due 9/1/24	98,725
150,000	6.950% due 1/15/38	166,658
75,000	5.000% due 8/15/42	67,293
	Kinder Morgan Inc., Company Guaranteed Notes:
550,000	4.300% due 3/1/28	529,377
250,000	5.050% due 2/15/46	225,768
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	256,618
75,000	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(b)	70,219
160,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(b)	146,400
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	225,499
120,000	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	97,871
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	136,818
150,000	4.950% due 8/15/47	128,778
	Occidental Petroleum Corp., Senior Unsecured Notes:
125,000	4.100% due 2/1/21	126,737
100,000	4.400% due 4/15/46	94,739
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	235,287
1,500,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	1,372,842
115,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(b)	112,125
265,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	261,853
	Petrobras Global Finance BV, Company Guaranteed Notes:
1,100,000	5.750% due 2/1/29	1,007,050
200,000	7.250% due 3/17/44	193,200
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	654,375
150,000	6.500% due 3/13/27	140,325
500,000	5.625% due 1/23/46	375,000
100,000	6.750% due 9/21/47	82,750
1,000,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	967,735
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	253,964
250,000	4.875% due 11/15/44	236,939
250,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	238,534
355,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	338,138
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27	189,960
1,000,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,032,628
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	105,327
800,000	5.000% due 3/15/27	797,941
400,000	4.200% due 3/15/28	376,030
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	239,465
250,000	2.500% due 9/12/26	226,795
100,000	4.000% due 5/10/46	93,063
250,000	3.750% due 9/12/46	222,963
1,000,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.750% due 9/29/26	892,712

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 2.4% - (continued)
$195,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(b)	$191,587
	Suncor Energy Inc., Senior Unsecured Notes:
250,000	3.600% due 12/1/24	242,245
100,000	6.500% due 6/15/38	113,971
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	97,868
125,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26(b)	119,063
70,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(b)	57,138
160,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 5.875% due 4/15/26(b)	159,200
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	118,750
500,000	Total Capital International SA, Company Guaranteed Notes, 3.700% due 1/15/24	502,730
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	254,639
75,000	7.625% due 1/15/39	93,257
200,000	4.875% due 5/15/48	188,596
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	299,920
60,000	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(b)	58,500
90,000	Transocean Inc., Company Guaranteed Notes, 7.250% due 11/1/25(b)	83,250
178,500	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	174,930
180,000	USA Compression Partners LP/USA Compression Finance Corp., Senior Unsecured Notes, 6.875% due 4/1/26(b)	175,725
75,000	Valero Energy Corp., Senior Unsecured Notes, 4.900% due 3/15/45	69,017
65,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(b)	54,600
70,000	Weatherford International Ltd., Company Guaranteed Notes, 9.875% due 2/15/24(d)	46,900
150,000	Western Gas Partners LP, Senior Unsecured Notes, 5.450% due 4/1/44	130,256
185,000	Whiting Petroleum Corp., Senior Unsecured Notes, 6.625% due 1/15/26	178,063
	Williams Cos., Inc., Senior Unsecured Notes:
525,000	3.750% due 6/15/27	485,551
250,000	5.100% due 9/15/45	228,684
	YPF SA, Senior Unsecured Notes:
1,050,000	8.500% due 7/28/25	991,463
500,000	6.950% due 7/21/27	423,750
	Total Energy	39,875,202
Financial - 5.7%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	486,797
	Air Lease Corp., Senior Unsecured Notes:
1,110,000	3.250% due 3/1/25	1,022,364
250,000	3.625% due 4/1/27	223,551
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	236,616
225,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 8.250% due 8/1/23(b)	228,798
250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	247,884
	American Express Co.:
565,000	Senior Unsecured Notes, 2.500% due 8/1/22	539,021
500,000	Subordinated Notes, 3.625% due 12/5/24	487,094
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	242,336

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.7% - (continued)
	American International Group Inc., Senior Unsecured Notes:
$250,000	4.200% due 4/1/28	$238,459
250,000	4.500% due 7/16/44	216,640
	American Tower Corp., Senior Unsecured Notes:
250,000	2.800% due 6/1/20	247,048
100,000	3.500% due 1/31/23	97,327
100,000	4.000% due 6/1/25	96,929
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	188,574
175,000	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(b)	110,688
210,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(b)	198,188
250,000	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23(b)	245,103
300,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	291,378
	Banco BTG Pactual SA:
200,000	Junior Subordinated Notes, 8.750% (5-Year CMT Index + 6.978%) (a)(e)	202,002
200,000	Senior Unsecured Notes, 5.500% due 1/31/23	191,750
400,000	Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20	410,760
1,000,000	Banco de Credito e Inversiones SA, Senior Unsecured Notes, 4.000% due 2/11/23	983,984
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	806,008
1,400,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%) (a)(e)	1,203,650
1,350,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	1,390,513
800,000	Banco Macro SA, Subordinated Notes, 6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)	662,400
	Banco Mercantil del Norte SA:
	Junior Subordinated Notes:
700,000	6.875% (5-Year CMT Index + 5.035%) (a)(e)	655,984
800,000	7.625% (5-Year CMT Index + 5.353%) (a)(e)	750,000
200,000	Subordinated Notes, 5.750% (5-Year CMT Index + 4.447%) due 10/4/31(a)	174,002
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	148,165
550,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	543,125
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	184,456
600,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	573,756
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	188,000
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.625% due 4/19/21	489,631
1,080,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	1,057,703
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	412,305
750,000	3.875% due 8/1/25	740,438
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(a)	476,756
250,000	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(a)	230,539
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(a)	235,084
250,000	Subordinated Notes, 7.750% due 5/14/38	321,665
500,000	Bank of Montreal, Senior Unsecured Notes, 1.900% due 8/27/21	480,037
	Bank of New York Mellon Corp., Senior Unsecured Notes:
750,000	2.150% due 2/24/20	740,152
250,000	3.400% due 1/29/28	239,644
500,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.700% due 3/7/22	485,464
	Barclays PLC, Senior Unsecured Notes:
500,000	2.875% due 6/8/20	490,087
250,000	4.950% due 1/10/47	216,762
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	486,969

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.7% - (continued)
$300,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	$304,128
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	182,300
1,700,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	1,419,500
	BDO Unibank Inc., Senior Unsecured Notes:
350,000	2.625% due 10/24/21	336,273
1,400,000	2.950% due 3/6/23	1,318,190
150,000	Berkshire Hathaway Finance Co., Company Guaranteed Notes, 4.200% due 8/15/48	142,621
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	242,274
250,000	3.125% due 3/15/26	238,673
	Boston Properties LP, Senior Unsecured Notes:
500,000	3.200% due 1/15/25	471,714
1,085,000	3.650% due 2/1/26	1,037,801
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	85,171
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	235,471
500,000	Brookfield Finance LLC, Company Guaranteed Notes, 4.000% due 4/1/24	496,915
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	242,954
250,000	3.750% due 3/9/27	230,884
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	128,860
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	236,289
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	482,143
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	244,560
100,000	2.350% due 8/2/21	96,447
500,000	2.750% due 4/25/22	480,895
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	496,744
450,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(a)	429,442
1,365,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(a)	1,276,880
	Subordinated Notes:
250,000	4.450% due 9/29/27	241,459
100,000	5.300% due 5/6/44	99,536
250,000	4.750% due 5/18/46	229,959
500,000	Citizens Bank NA, Senior Unsecured Notes, 2.250% due 3/2/20	492,631
760,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(b)	738,941
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
500,000	3.875% due 2/8/22	502,864
250,000	3.750% due 7/21/26	232,788
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	239,530
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	492,985
250,000	3.750% due 3/26/25	237,061
250,000	4.550% due 4/17/26	246,017
403,000	Credito Real SAB de CV SOFOM ER, Junior Subordinated Notes, 9.125% (5-Year CMT Index + 0.070%)(a)(e)	373,178
300,000	Crown Castle International Corp., Senior Unsecured Notes, 4.000% due 3/1/27	287,125
1,350,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(e)	1,287,562
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	469,979

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.7% - (continued)
$810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	$753,091
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	200,068
245,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)	234,281
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	244,236
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	215,893
250,000	4.418% due 11/15/35	201,625
	Global Bank Corp., Senior Unsecured Notes:
500,000	5.125% due 10/30/19	501,700
1,200,000	4.500% due 10/20/21	1,176,600
	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
265,000	5.750% due 6/1/28	264,367
220,000	5.300% due 1/15/29	212,300
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	477,334
200,000	5.750% due 1/24/22	209,806
500,000	3.000% due 4/26/22	484,038
465,000	3.307% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	460,538
565,000	3.786% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	551,726
500,000	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(a)	478,180
	Subordinated Notes:
500,000	4.250% due 10/21/25	482,419
250,000	6.750% due 10/1/37	284,500
250,000	5.150% due 5/22/45	238,942
400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	376,504
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	487,533
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	486,283
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	236,844
	Subordinated Notes:
250,000	6.500% due 5/2/36	279,937
250,000	5.250% due 3/14/44	245,160
500,000	Huntington National Bank, Senior Unsecured Notes, 2.375% due 3/10/20	494,016
230,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	233,737
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	292,878
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	486,173
800,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 3.863%) (a)(e)	761,200
250,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	238,118
	JPMorgan Chase & Co.:

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.7% - (continued)
	Senior Unsecured Notes:
$250,000	4.250% due 10/15/20	$253,173
250,000	2.972% due 1/15/23	241,974
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	240,003
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	233,814
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(a)	241,374
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(a)	222,918
150,000	5.400% due 1/6/42	160,561
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(a)	227,616
	Subordinated Notes:
200,000	3.875% due 9/10/24	195,794
200,000	3.625% due 12/1/27	184,513
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	246,748
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
2,000,000	1.625% due 3/15/21	1,942,697
500,000	2.125% due 3/7/22	486,331
500,000	2.375% due 12/29/22	488,049
100,000	2.500% due 11/20/24	96,912
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	239,801
75,000	1.750% due 7/27/26	68,037
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	236,586
	Lloyds Banking Group PLC:
1,000,000	Senior Unsecured Notes, 3.100% due 7/6/21	977,070
200,000	Subordinated Notes, 4.344% due 1/9/48	156,373
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(a)(b)	494,717
435,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	430,612
1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,667,105
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(a)	234,212
250,000	Mastercard Inc., Senior Unsecured Notes, 3.950% due 2/26/48	239,267
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	245,508
350,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	308,875
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	243,958
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	490,561
515,000	3.478% (3-Month USD-LIBOR + 0.740%) due 3/2/23(a)	512,911
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	243,407
250,000	3.663% due 2/28/27	241,813
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	483,409
500,000	3.125% due 1/23/23	482,965
1,045,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(a)	1,028,940
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(a)	232,912
250,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(a)	236,020
250,000	6.375% due 7/24/42	298,996
250,000	Subordinated Notes, 4.350% due 9/8/26	242,624

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.7% - (continued)
	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
$250,000	5.250% due 8/1/26	$244,375
260,000	5.000% due 10/15/27	247,000
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	239,928
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	247,201
105,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 8.125% due 7/15/23(b)	106,050
275,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	276,031
405,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(b)	388,903
265,000	NFP Corp., Senior Unsecured Notes, 6.875% due 7/15/25(b)	251,088
1,050,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	1,055,383
900,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	876,017
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	484,901
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	148,581
150,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	140,221
	Prudential Financial Inc.:
	Senior Unsecured Notes:
775,000	3.500% due 5/15/24	767,094
293,000	3.935% due 12/7/49	253,017
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(a)	250,938
200,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	181,749
	Royal Bank of Canada:
250,000	Senior Unsecured Notes, 2.125% due 3/2/20	246,837
250,000	Subordinated Notes, 4.650% due 1/27/26	253,195
	Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
1,040,000	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(a)	991,094
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(a)	236,443
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	189,833
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	244,123
540,000	3.400% due 1/18/23	511,654
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(a)	235,511
1,500,000	SBA Tower Trust, Asset-Backed, 3.168% due 4/11/22(b)	1,466,437
	Simon Property Group LP, Senior Unsecured Notes:
500,000	2.350% due 1/30/22	481,673
100,000	3.375% due 10/1/24	97,194
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
1,100,000	zero coupon, due 12/5/22(b)	995,511
800,000	zero coupon, due 12/5/22	724,008
125,000	Springleaf Finance Corp., Company Guaranteed Notes, 7.125% due 3/15/26	117,500
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	493,732
250,000	2.778% due 10/18/22	240,944
250,000	3.102% due 1/17/23	243,387
590,000	3.189% (3-Month USD-LIBOR + 0.740%) due 1/17/23(a)	589,489
100,000	2.632% due 7/14/26	90,049
500,000	SunTrust Bank, Senior Unsecured Notes, 2.250% due 1/31/20	494,699
800,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	784,008
	Synchrony Bank, Senior Unsecured Notes:
250,000	3.650% due 5/24/21	244,657
350,000	3.000% due 6/15/22	327,200
1,950,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,875,294

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.7% - (continued)
$245,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(b)	$230,912
125,000	Travelers Cos., Inc., Senior Unsecured Notes, 5.350% due 11/1/40	139,207
	Unifin Financiera SAB de CV SOFOM ENR:
200,000	Senior Unsecured Notes, 7.375% due 2/12/26	169,500
1,300,000	Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (a)(e)	1,069,263
400,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	380,224
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (a)(e)	276,332
1,000,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	984,730
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	731,955
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	88,694
	Visa Inc., Senior Unsecured Notes:
750,000	2.800% due 12/14/22	733,043
100,000	4.150% due 12/14/35	100,667
	Wells Fargo & Co.:
	Senior Unsecured Notes:
725,000	3.069% due 1/24/23	700,266
250,000	3.000% due 4/22/26	230,435
450,000	3.000% due 10/23/26	410,525
835,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	791,610
	Subordinated Notes:
250,000	4.400% due 6/14/46	225,082
250,000	4.750% due 12/7/46	237,143
1,000,000	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	988,734
	Westpac Banking Corp., Senior Unsecured Notes:
500,000	3.650% due 5/15/23	499,124
250,000	3.350% due 3/8/27	237,560
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	258,119
	Total Financial	94,450,587
Government - 0.5%
500,000	African Development Bank, Senior Unsecured Notes, 1.875% due 3/16/20	493,573
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,455,706
650,000	Council Of Europe Development Bank, Senior Unsecured Notes, 1.875% due 1/27/20	642,613
	European Investment Bank, Senior Unsecured Notes:
2,000,000	1.750% due 5/15/20	1,967,472
750,000	1.375% due 6/15/20	732,988
800,000	FMS Wertmanagement, Government Guaranteed Notes, 1.750% due 1/24/20	789,915
500,000	Inter-American Development Bank, Senior Unsecured Notes, 2.375% due 7/7/27	470,942
500,000	International Finance Corp., Senior Unsecured Notes, 1.750% due 3/30/20	492,689
1,200,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,143,624
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	489,159
	Total Government	8,678,681
Industrial – 1.1%
679,538	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.750% due 10/9/23	693,136
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 7.250% due 5/15/24(b)	202,000
540,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	493,132
195,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(b)	194,269
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	481,199
250,000	3.650% due 3/1/47	222,204

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial – 1.1% - (continued)
$240,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(b)	$220,500
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	241,788
250,000	4.125% due 6/15/47	234,820
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	249,240
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	94,923
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	478,200
	Caterpillar Inc., Senior Unsecured Notes:
1,045,000	3.400% due 5/15/24	1,038,887
100,000	3.803% due 8/15/42	90,340
	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes:
130,000	4.500% due 1/15/23	127,725
210,000	4.750% due 2/1/26(b)	202,398
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	223,313
250,000	4.500% due 8/1/54	229,193
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	205,500
	FedEx Corp., Company Guaranteed Notes:
400,000	3.300% due 3/15/27	373,361
530,000	4.750% due 11/15/45	497,312
250,000	4.400% due 1/15/47	221,894
	Flex Acquisition Co., Inc., Senior Unsecured Notes:
140,000	6.875% due 1/15/25(b)	129,325
40,000	7.875% due 7/15/26(b)	37,700
135,000	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(b)	130,106
350,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	332,839
500,000	General Dynamics Corp., Company Guaranteed Notes, 2.875% due 5/11/20	498,729
	General Electric Co., Senior Unsecured Notes:
1,000,000	2.200% due 1/9/20	972,873
500,000	4.500% due 3/11/44	397,759
500,000	Honeywell International Inc., Senior Unsecured Notes, 1.850% due 11/1/21	479,472
125,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(b)	111,875
	John Deere Capital Corp., Senior Unsecured Notes:
750,000	2.200% due 3/13/20	742,607
250,000	2.800% due 9/8/27	230,552
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	180,555
65,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(b)	66,950
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	245,170
250,000	4.700% due 5/15/46	255,142
155,000	Masonite International Corp., Company Guaranteed Notes, 5.750% due 9/15/26(b)	146,281
	Norfolk Southern Corp., Senior Unsecured Notes:
250,000	2.900% due 6/15/26	233,243
350,000	3.800% due 8/1/28	344,752
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	191,164
100,000	4.030% due 10/15/47	89,504
250,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	225,121
	Parker-Hannifin Corp., Senior Unsecured Notes:
300,000	3.250% due 3/1/27	282,489
150,000	4.100% due 3/1/47	139,825

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial – 1.1% - (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
$40,000	3.400% due 11/15/26(b)	$36,946
225,000	4.200% due 4/1/27(b)	217,979
60,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(b)	59,775
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	95,652
495,000	Roper Technologies Inc., Senior Unsecured Notes, 4.200% due 9/15/28	483,160
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	291,236
135,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(b)	133,313
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	292,569
225,000	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(b)	220,500
200,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 6/15/26	195,228
230,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	211,600
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	198,319
125,000	3.875% due 2/1/55	102,885
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	478,135
250,000	3.750% due 11/1/46	208,591
200,000	Votorantim Cimentos International SA, Company Guaranteed Notes, 7.250% due 4/5/41	202,000
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	81,651
120,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	110,400
530,000	WRKCo Inc., Company Guaranteed Notes, 3.750% due 3/15/25(b)	508,051
	Total Industrial	17,607,357
Technology – 0.9%
	Apple Inc., Senior Unsecured Notes:
1,000,000	1.900% due 2/7/20	988,484
75,000	2.850% due 5/6/21	74,479
300,000	2.400% due 5/3/23	286,388
250,000	3.000% due 2/9/24	242,772
250,000	3.350% due 2/9/27	239,917
250,000	3.000% due 6/20/27	233,338
250,000	4.250% due 2/9/47	242,967
250,000	3.750% due 11/13/47	223,297
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	93,681
205,000	Ascend Learning LLC, Senior Unsecured Notes, 6.875% due 8/1/25(b)	198,850
70,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(b)	65,887
	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22	481,019
100,000	3.625% due 1/15/24	94,577
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	294,478
130,000	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(b)	128,375
125,000	CDK Global Inc., Senior Unsecured Notes, 5.875% due 6/15/26	124,375
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	102,239
750,000	6.020% due 6/15/26(b)	758,494
	DXC Technology Co., Senior Unsecured Notes:
300,000	2.875% due 3/27/20	297,331
393,000	4.750% due 4/15/27	385,222
150,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 4.750% due 5/15/48	138,234
235,000	First Data Corp., Secured Notes, 5.750% due 1/15/24(b)	235,881
210,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, Company Guaranteed Notes, 10.000% due 11/30/24(b)	226,800

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology – 0.9% – (continued)
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
$100,000	3.600% due 10/15/20	$99,928
150,000	6.200% due 10/15/35	144,939
230,000	Informatica LLC, Senior Unsecured Notes, 7.125% due 7/15/23(b)	231,150
250,000	Intel Corp., Senior Unsecured Notes, 4.100% due 5/19/46	237,280
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	241,079
250,000	3.300% due 1/27/27	235,360
100,000	4.000% due 6/20/42	88,689
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	127,090
1,050,000	Microchip Technology Inc., Senior Secured Notes, 4.333% due 6/1/23(b)	1,022,152
	Microsoft Corp., Senior Unsecured Notes:
500,000	1.850% due 2/6/20	494,135
250,000	2.400% due 2/6/22	244,300
250,000	2.875% due 2/6/24	242,760
250,000	3.300% due 2/6/27	243,352
250,000	3.450% due 8/8/36	231,124
750,000	4.250% due 2/6/47	758,701
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	481,136
100,000	2.950% due 11/15/24	95,649
500,000	2.650% due 7/15/26	457,410
250,000	3.850% due 7/15/36	232,760
250,000	4.000% due 7/15/46	227,065
200,000	4.000% due 11/15/47	181,240
	QUALCOMM Inc., Senior Unsecured Notes:
500,000	3.000% due 5/20/22	487,602
100,000	4.650% due 5/20/35	95,749
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(b)(d)	66,400
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	384,723
225,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(b)	231,750
	Total Technology	13,740,608
Utilities - 1.4%
1,100,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,120,636
100,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	88,766
250,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	246,032
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	233,696
250,000	5.150% due 11/15/43	261,487
75,000	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	69,000
250,000	CenterPoint Energy Inc., Senior Unsecured Notes, 3.850% due 2/1/24	249,662
1,776,600	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	1,638,914
	Commonwealth Edison Co., 1st Mortgage Notes:
150,000	3.750% due 8/15/47	136,339
150,000	4.000% due 3/1/48	138,928
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	227,117
500,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	490,299
150,000	DTE Electric Co., GENL REF MORT, 3.750% due 8/15/47	134,920
	Duke Energy Corp., Senior Unsecured Notes:
1,655,000	2.650% due 9/1/26	1,477,293
350,000	3.750% due 9/1/46	294,112

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.4% - (continued)
$250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	$307,708
515,000	Edison International, Senior Unsecured Notes, 4.125% due 3/15/28	483,286
273,900	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	260,892
700,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	625,632
	Energuate Trust, Company Guaranteed Notes:
200,000	5.875% due 5/3/27(b)	188,002
200,000	5.875% due 5/3/27	188,002
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	613,686
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	195,484
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	95,101
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	492,400
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	478,723
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	243,499
150,000	3.950% due 3/1/48	139,284
550,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	525,846
	Georgia Power Co., Senior Unsecured Notes:
250,000	2.000% due 3/30/20	245,413
250,000	3.250% due 3/30/27	231,845
1,000,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	931,260
200,000	Israel Electric Corp., Ltd, Senior Secured Notes, 5.000% due 11/12/24(b)	201,000
791,738	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	752,159
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	476,313
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	235,873
125,000	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.250% due 9/15/24(b)	117,813
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	141,102
100,000	4.375% due 5/15/47	90,751
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	220,075
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	112,085
200,000	Orazul Energy Egenor S en C por A, Company Guaranteed Notes, 5.625% due 4/28/27	179,000
	Pacific Gas & Electric Co., Senior Unsecured Notes:
250,000	3.300% due 3/15/27	205,769
250,000	6.050% due 3/1/34	239,664
1,300,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	1,134,263
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	241,819
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	98,608
250,000	3.100% due 5/15/26	231,032
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	122,949
200,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.050% due 5/1/48	187,955
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	95,324
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	144,750
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	116,054
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	123,655
75,000	South Carolina Electric & Gas Co., 1st Mortgage Notes, 4.500% due 6/1/64	66,794
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	111,009
250,000	4.000% due 4/1/47	218,872
150,000	Southern California Gas Co., 1st Mortgage Notes, 3.150% due 9/15/24	146,100

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.4% - (continued)
	Southern Co., Senior Unsecured Notes:
$645,000	1.850% due 7/1/19	$639,716
250,000	4.400% due 7/1/46	225,544
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	135,658
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	218,332
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	99,562
175,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(b)	172,375
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	200,832
600,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	572,250
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	97,981
250,000	3.500% due 3/15/27	241,175
250,000	4.000% due 1/15/43	230,040
195,000	Vistra Operations Co. LLC, Company Guaranteed Notes, 5.500% due 9/1/26(b)	191,831
	Total Utilities	22,089,348
	TOTAL CORPORATE BONDS & NOTES (Cost - $319,768,007)	305,356,277
MORTGAGE-BACKED SECURITIES - 17.8%
FHLMC - 4.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
150,000	2.500% due 12/1/48 (g)	138,258
646,000	3.500% due 12/1/33 (g)	647,665
1,824,000	4.000% due 12/1/48 (g)	1,834,780
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,604,878	2.500% due 2/1/32	3,475,261
19,957,283	3.000% due 3/1/32 - 1/1/46	19,274,553
37,345,599	3.500% due 6/1/33 - 2/1/48	36,785,575
6,779,818	4.000% due 5/1/46 - 6/1/48	6,837,217
2,864,107	4.500% due 9/1/46 - 9/1/48	2,952,115
	TOTAL FHLMC	71,945,424
FNMA - 10.7%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/28	1,552,053
23,636,461	2.500% due 1/1/32 - 2/1/47	22,026,426
225,000	2.500% due 12/1/48 (g)	207,448
64,674,831	3.000% due 2/1/32 - 3/1/47	62,193,668
93,389	3.000% due 2/1/33	92,299
45,465,114	3.500% due 7/1/26 - 3/1/48	44,825,393
30,497,701	4.000% due 5/1/33 - 12/1/48	30,757,009
235,000	4.000% due 12/1/33 (g)	239,379
8,149,153	4.500% due 5/1/48 - 6/1/48	8,385,769
6,690,960	5.000% due 4/1/40 - 3/1/47	7,089,625
	TOTAL FNMA	177,369,069

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA - 2.8%
	Government National Mortgage Association II (GNMA):
$462,363	2.500% due 1/20/47	$431,964
34,000	2.500% due 12/1/48 (g)	31,745
11,577,798	3.000% due 6/20/46 - 7/20/46	11,167,206
17,737,957	3.500% due 5/20/43 - 12/20/47	17,545,442
9,781,071	4.000% due 9/20/45 - 9/20/48	9,932,447
775,000	4.000% due 12/1/48 (g)	784,597
4,177,231	4.500% due 2/20/47 - 12/20/48	4,313,066
593,000	4.500% due 12/1/48 (g)	611,618
759,486	5.000% due 3/20/48 - 11/20/48	793,900
	TOTAL GNMA	45,611,985
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $303,613,431)	294,926,478
ASSET-BACKED SECURITIES - 8.7%
3,213,137	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(b)	3,185,636
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	497,306
500,000	Assurant CLO III Ltd., Series 2018-2A, Class A, 3.389% (3-Month USD-LIBOR + 1.230%) due 10/20/31(a)(b)	496,650
6,893,723	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(b)	6,863,407
1,940,400	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(b)	1,941,615
500,000	CBAM Ltd., Series 2018-6A, Class A, 3.330% (3-Month USD-LIBOR + 0.940%) due 7/15/31(a)(b)	496,437
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 3.756% (3-Month USD-LIBOR + 1.320%) due 7/13/29(a)(b)	997,196
	Citibank Credit Card Issuance Trust:
200,000	Series 2017-A3, Class A3, 1.920% due 4/7/22	197,053
600,000	Series 2018-A6, Class A6, 3.210% due 12/7/24	597,669
9,885,026	CSMC Trust, Series 2018-RPL8, Class A1, 4.063% due 7/25/58(b)	9,860,620
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 3.809% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	1,002,407
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.666% (3-Month USD-LIBOR + 1.230%) due 10/15/29(a)(b)	993,404
750,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.160% due 3/15/23	733,285
5,585,003	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(b)	5,532,673
4,637,234	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	4,743,735
529,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.387% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	526,872
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 3.553% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	2,227,741
1,425,000	Series 2018-SFR1, Class D, 3.753% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	1,421,449
987,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	979,215
1,127,000	KREF Ltd., Series 2018-FL1, Class A, 3.402% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	1,122,758
1,000,000	LCM XV LP, Series 15A, Class DR, 6.169% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	1,011,583
923,464	LCM XVI LP, Series 16A, Class AR, 3.466% (3-Month USD-LIBOR + 1.030%) due 7/15/26(a)(b)	923,464
1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 3.637% (3-Month USD-LIBOR + 1.160%) due 7/23/29(a)(b)	999,531
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.516% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	994,825

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.7% - (continued)
$2,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.829% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	$2,000,421
	Marlette Funding Trust:
158,548	Series 2017-2A, Class A, 2.390% due 7/15/24(b)	158,297
511,122	Series 2018-1A, Class A, 2.610% due 3/15/28(b)	509,154
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 3.756% (3-Month USD-LIBOR + 1.320%) due 7/15/29(a)(b)	1,500,480
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.719% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	1,000,789
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.770% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	1,000,748
500,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	498,292
2,000,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	1,978,246
500,000	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 3.550% (3-Month USD-LIBOR + 1.100%) due 4/19/31(a)(b)	494,017
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 3.886% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	994,401
13,133,377	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, step bond to yield, 3.000% due 7/25/57(b)	12,868,449
15,226,460	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 2.505% (1-Month USD-LIBOR + 0.190%) due 7/25/37(a)	12,868,791
673,279	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 3.176% (3-Month USD-LIBOR + 0.740%) due 10/15/25(a)(b)	670,632
9,162,570	PRPM LLC, Series 2017-2A, Class A1, step bond to yield, 3.470% due 9/25/22(b)	9,061,659
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.659% (3-Month USD-LIBOR + 1.190%) due 10/20/30(a)(b)	994,262
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	985,358
500,000	Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 3.594% (3-Month USD-LIBOR + 1.180%) due 10/26/31(a)(b)	497,351
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.906% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	998,404
2,000,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(b)	2,004,860
1,286,671	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	1,266,958
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 3.576% (3-Month USD-LIBOR + 1.140%) due 1/15/31(a)(b)	991,240
500,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 3.638% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	497,959
4,722,258	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	4,681,226
10,587,356	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(b)	10,592,244
10,808,367	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 2.485% (1-Month USD-LIBOR + 0.170%) due 7/25/47(a)	8,409,347
15,787,880	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 2.470% (1-Month USD-LIBOR + 0.155%) due 8/25/36(a)	14,611,637
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-2A, Class A1, 3.719% (3-Month USD-LIBOR + 1.250%) due 10/20/29(a)(b)	1,000,146
1,000,000	Series 2017-3A, Class A1, 3.599% (3-Month USD-LIBOR + 1.150%) due 1/17/31(a)(b)	992,783
500,000	Series 2018-2A, Class A1, 3.638% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	497,524
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.966% (3-Month USD-LIBOR + 1.530%) due 10/15/28(a)(b)	999,963
	TOTAL ASSET-BACKED SECURITIES (Cost - $143,386,217)	143,972,169

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 3.5%
$25,000	8th Avenue Food & Provisions Inc., 6.049% (1-Month USD-LIBOR + 3.750%) due 10/1/25	$24,958
518,276	Access CIG LLC, 6.456% (1-Month USD-LIBOR + 3.750%) due 2/27/25	517,239
95,000	Achilles Acquisition LLC, 6.375% (1-Month USD-LIBOR + 4.000%) due 10/13/25	94,525
	Acrisure LLC:
79,800	6.095% (1-Month USD-LIBOR + 3.750%) due 11/22/23	78,603
379,790	6.595% (1-Month USD-LIBOR + 4.250%) due 11/22/23	375,597
288,634	Air Medical Group Holdings Inc., 5.568% (1-Month USD-LIBOR + 3.250%) due 4/28/22	275,357
255,000	Air Methods Corp., 5.886% (3-Month USD-LIBOR + 3.500%) due 4/22/24	216,696
150,000	Albertson's LLC, 5.691% (3-Month USD-LIBOR + 3.000%) due 6/22/23	147,046
64,863	Alera Group Intermediate Holdings Inc., (1-Month USD-LIBOR + 4.500%) due 8/1/25(h)	64,863
194,513	Aleris International Inc., 7.245% (1/2-Month USD-LIBOR + 4.750%) due 2/27/23	195,545
175,000	Allied Universal Holdco LLC, 6.641% (2/3-Month USD-LIBOR + 3.250/4.250%) due 7/28/22	171,829
246,022	American Tire Distributors Inc., 6.636% (3-Month USD-LIBOR + 4.250%) due 9/1/21(i)	210,853
498,634	Amneal Pharmaceuticals LLC, 5.875% (1-Month USD-LIBOR + 3.500%) due 5/4/25	496,640
143,800	Applied Systems Inc., 5.386% (3-Month USD-LIBOR + 3.000%) due 9/19/24	142,002
140,000	ASP Unifrax LLC, due 11/5/25(h)	138,600
587,201	AssuredPartners Inc., 5.595% (1-Month USD-LIBOR + 3.250%) due 10/22/24	575,827
	Asurion LLC:
447,810	5.345% (1-Month USD-LIBOR + 3.000%) due 11/3/23	442,866
115,000	8.845% (1-Month USD-LIBOR + 6.500%) due 8/4/25	117,108
195,000	Auris LuxCo, due 7/24/25(h)	194,148
336,437	Avantor Inc., 6.072% (1-Month USD-LIBOR + 3.750%) due 11/21/24	335,875
505,889	Avaya Inc., 6.608% (1/2-Month USD-LIBOR + 4.250%) due 12/15/24	498,554
50,000	Bass Pro Group LLC, 7.345% (1-Month USD-LIBOR + 5.000%) due 9/25/24	49,344
	Bausch Health Cos., Inc.:
180,000	due 11/27/25(h)	177,120
58,500	5.314% (1-Month USD-LIBOR + 3.000%) due 6/2/25	57,850
254,363	BCP Renaissance Parent LLC, 6.027% (3-Month USD-LIBOR + 3.500%) due 10/31/24	252,297
415,827	BJ's Wholesale Club Inc., 5.318% (1-Month USD-LIBOR + 3.000%) due 2/3/24	413,054
189,525	Blackhawk Network Holdings Inc., 5.386% (3-Month USD-LIBOR + 3.000%) due 6/15/25	186,730
405,000	Boxer Parent Co., Inc., due 10/2/25(h)	399,431
145,033	Brand Energy & Infrastructure Services Inc., 6.732% (3-Month USD-LIBOR + 4.250%) due 6/21/24	142,464
284,288	Brazos Delaware II LLC, 6.303% (1-Month USD-LIBOR + 4.000%) due 5/21/25	276,185
493,968	Bright Bidco BV, 5.873% (1/3-Month USD-LIBOR + 3.500%) due 6/30/24	471,739
245,000	Brookfield WEC Holdings Inc., 6.095% (1-Month USD-LIBOR + 3.750%) due 8/1/25	244,157
285,290	BWay Holding Co., 5.658% (3-Month USD-LIBOR + 3.250%) due 4/3/24	277,036
120,000	Cabot Microelectronics Corp., due 11/17/25(h)	119,250
466,715	Canyon Valor Cos., Inc., 5.136% (3-Month USD-LIBOR + 2.750%) due 6/16/23	460,592
787,546	Capri Acquisitions BidCo Ltd., 5.777% (3-Month USD-LIBOR + 3.250%) due 11/1/24	773,764
337,450	CBS Radio Inc., 5.065% (1-Month USD-LIBOR + 2.750%) due 11/18/24	334,835
525,000	Cengage Learning Inc., 6.556% (1-Month USD-LIBOR + 4.250%) due 6/7/23	468,001
297,986	CenturyLink Inc., 5.095% (1-Month USD-LIBOR + 2.750%) due 1/31/25	289,234
569,779	Change Healthcare Holdings Inc., 5.095% (1-Month USD-LIBOR + 2.750%) due 3/1/24	562,452
279,300	CHG PPC Parent LLC, 5.095% (1-Month USD-LIBOR + 2.750%) due 3/31/25	275,460
450,000	Cincinnati Bell Inc., 5.595% (1-Month USD-LIBOR + 3.250%) due 10/2/24	446,062
308,677	ClubCorp Holdings Inc., 5.136% (3-Month USD-LIBOR + 2.750%) due 9/18/24	297,719
571,418	Compass Power Generation LLC, 5.845% (1-Month USD-LIBOR + 3.500%) due 12/20/24	571,658
246,930	Constellis Holdings LLC, 7.386% (3-Month USD-LIBOR + 5.000%) due 4/21/24	241,991
244,038	Covia Holdings Corp., due 6/1/25(h)	194,774
45,000	CPM Holdings Inc., 6.057% (1-Month USD-LIBOR + 3.750%) due 11/17/25	44,860
55,000	CSC Holdings LLC, due 1/15/26(h)	53,969

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 3.5% - (continued)
$374,583	CSM Bakery Solutions Ltd., 6.410% (3-Month USD-LIBOR + 4.000%) due 7/3/20	$351,482
437,675	Cvent Inc., due 11/29/24(h)	434,940
272,630	CVS Holdings I LP, 5.350% (1-Month USD-LIBOR + 3.000%) due 2/6/25	267,177
	Cyxtera DC Holdings Inc.:
588,402	due 5/1/24(h)	577,370
50,000	9.570% (1-Month USD-LIBOR + 7.250%) due 5/1/25	47,875
572,374	Deerfield Dakota Holding LLC, 5.595% (1-Month USD-LIBOR + 3.250%) due 2/13/25	564,361
	Dentalcorp of Canada ULC:
23,679	4.818% (1/3-Month USD-LIBOR + 3.750%) due 6/6/25	23,517
207,480	6.095% (1-Month USD-LIBOR + 3.750%) due 6/6/25	206,054
273,481	Digicel International Finance Ltd., 5.960% (3-Month USD-LIBOR + 3.250%) due 5/27/24	256,047
227,000	Dynatrace LLC, due 8/22/25(h)	226,149
512,425	EAB Global Inc., 6.406% (2/3-Month USD-LIBOR + 2.750/3.750%) due 11/15/24	503,458
	Edelman Financial Center LLC:
355,000	due 7/21/25(h)	351,674
25,000	9.186% (3-Month USD-LIBOR + 6.750%) due 7/20/26	24,625
	EG Group Ltd.:
459,329	due 2/7/25(h)	453,588
129,350	6.386% (3-Month USD-LIBOR + 4.000%) due 2/7/25	127,733
450,000	Envision Healthcare Corp., 6.095% (1-Month USD-LIBOR + 3.750%) due 10/10/25	431,919
336,332	Equian Buyer Corp., 5.565% (1-Month USD-LIBOR + 3.250%) due 5/20/24	333,809
586,800	Equinox Holdings Inc., 5.345% (1-Month USD-LIBOR + 3.000%) due 3/8/24	580,932
57,220	Exgen Renewables IV LLC, 5.710% (3-Month USD-LIBOR + 3.000%) due 11/28/24	54,359
562,505	Explorer Holdings Inc., 6.136% (3-Month USD-LIBOR + 3.750%) due 5/2/23	559,693
208,950	Filtration Group Corp., 5.345% (1-Month USD-LIBOR + 3.000%) due 3/29/25	207,174
360,000	Financial & Risk US Holdings Inc., 6.095% (1-Month USD-LIBOR + 3.750%) due 10/1/25	350,294
358,312	Flexera Software LLC, 5.600% (1-Month USD-LIBOR + 3.250%) due 2/26/25	355,625
181,252	Foresight Energy LLC, 8.277% (3-Month USD-LIBOR + 5.750%) due 3/28/22	178,683
175,000	Forest City Enterprises LP, due 10/31/25(h)	175,219
317,078	Forterra Finance LLC, due 10/25/23(h)	289,334
93,795	Frontdoor Inc., 4.875% (1-Month USD-LIBOR + 2.500%) due 8/16/25	93,092
354,113	Frontera Generation Holdings LLC, due 5/2/25(h)	351,457
320,141	Gates Global LLC, 5.095% (1-Month USD-LIBOR + 2.750%) due 4/1/24	314,459
	Gentiva Health Services Inc.:
425,158	6.125% (1-Month USD-LIBOR + 3.750%) due 7/2/25	424,095
105,000	9.375% (1-Month USD-LIBOR + 7.000%) due 7/2/26	105,525
355,000	GOBP Holdings Inc., due 10/22/25(h)	353,520
170,000	GoodRx Inc., 5.318% (1-Month USD-LIBOR + 3.000%) due 10/10/25	168,866
449,313	Graftech International Ltd., 5.845% (1-Month USD-LIBOR + 3.500%) due 2/12/25	443,134
150,000	Gray Television Inc., due 11/2/25(h)	148,563
586,921	Greeneden US Holdings I LLC, 5.595% (1-Month USD-LIBOR + 3.250%) due 12/1/23	580,735
458,850	GTT Communications Inc., 5.090% (1-Month USD-LIBOR + 2.750%) due 5/31/25	443,997
384,244	Gulf Finance LLC, due 8/25/23(h)	306,116
112,943	GW Honos Security Corp., 5.821% (3-Month USD-LIBOR + 3.500%) due 5/24/24	111,719
190,704	Harbor Freight Tools USA Inc., 4.845% (1-Month USD-LIBOR + 2.500%) due 8/18/23	184,357
568,968	Hayward Industries Inc., 5.845% (1-Month USD-LIBOR + 3.500%) due 8/5/24	561,856
90,000	Hyland Software Inc., 9.345% (1-Month USD-LIBOR + 7.000%) due 7/7/25	89,550
350,000	Informatica LLC, due 8/5/22(h)	347,959
285,000	Information Resources Inc., due 11/7/25(h)	281,438
589,257	Intelsat Jackson Holdings SA, due 11/27/23(h)	585,020
526,113	Intrawest Resorts Holdings Inc., 5.345% (1-Month USD-LIBOR + 3.000%) due 7/31/24	520,852
408,970	ION Trading Technologies SARL, 6.386% (3-Month USD-LIBOR + 4.000%) due 11/21/24	400,537
535,228	IRB Holding Corp., due 2/5/25(h)	529,095

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 3.5% - (continued)
$588,072	Jaguar Holding Co. I LLC, 4.845% (1-Month USD-LIBOR + 2.500%) due 8/18/22	$578,110
334,163	KBR Inc., 6.095% (1-Month USD-LIBOR + 3.750%) due 4/25/25	333,327
179,882	Kenan Advantage Group Holdings Corp., 5.345% (1-Month USD-LIBOR + 3.000%) due 7/29/22	177,633
175,000	Kindred Healthcare LLC, 7.375% (1-Month USD-LIBOR + 5.000%) due 7/2/25	170,625
528,816	Klockner Pentaplast of America Inc., 6.595% (1-Month USD-LIBOR + 4.250%) due 6/30/22	468,002
540,000	Kronos Acquisition Intermediate Inc., 6.345% (1-Month USD-LIBOR + 4.000%) due 5/15/23	514,463
427,850	Kronos Inc., 5.541% (2/3-Month USD-LIBOR + 3.000%) due 11/1/23	421,051
194,025	Lions Gate Capital Holdings LLC, 4.595% (1-Month USD-LIBOR + 2.250%) due 3/24/25	191,297
355,000	LTI Holdings Inc., 5.845% (1-Month USD-LIBOR + 3.500%) due 9/6/25	349,231
258,700	Lucid Energy Group II Borrower LLC, 5.306% (1-Month USD-LIBOR + 3.000%) due 2/17/25	246,088
	Mavis Tire Express Services Corp.:
10,046	2.414% (1/3-Month USD-LIBOR + 2.000/3.250%) due 3/20/25	9,895
536,058	5.556% (1-Month USD-LIBOR + 3.250%) due 3/20/25	528,017
103,352	McDermott International Inc., 7.345% (1-Month USD-LIBOR + 5.000%) due 5/12/25	99,046
209,325	Meredith Corp., 5.095% (1-Month USD-LIBOR + 2.750%) due 1/31/25	208,092
175,000	Messer Industries LLC, due 10/1/25(h)	172,267
579,739	Milacron LLC, 4.845% (1-Month USD-LIBOR + 2.500%) due 9/28/23	568,869
	Misys Ltd.:
294,965	due 6/13/24(h)	284,903
115,000	9.636% (3-Month USD-LIBOR + 7.250%) due 6/13/25	109,653
537,450	Mitchell International Inc., 5.595% (1-Month USD-LIBOR + 3.250%) due 11/29/24	528,851
	MLN US HoldCo LLC:
330,000	due 11/30/25(h)	329,383
75,000	due 11/30/26(h)	74,062
155,000	Monitronics International Inc., 7.886% (3-Month USD-LIBOR + 5.500%) due 9/30/22	145,798
589,027	MPH Acquisition Holdings LLC, 5.136% (3-Month USD-LIBOR + 2.750%) due 6/7/23	577,370
145,000	NEP Group Inc., due 10/20/25(h)	143,852
502,475	Oryx Southern Delaware Holdings LLC, 5.595% (1-Month USD-LIBOR + 3.250%) due 2/28/25	484,888
45,000	Outcomes Group Holdings Inc., 6.277% (3-Month USD-LIBOR + 3.500%) due 10/24/25	44,681
258,380	Parexel International Corp., 5.095% (1-Month USD-LIBOR + 2.750%) due 9/27/24	250,629
673,200	Peak 10 Holding Corp., 5.886% (3-Month USD-LIBOR + 3.500%) due 8/1/24	650,062
139,819	PetSmart Inc., due 3/11/22(h)	116,654
369,658	Pike Corp., 5.850% (1-Month USD-LIBOR + 3.500%) due 3/23/25	368,549
430,000	Plantronics Inc., due 7/2/25(h)	422,475
623,691	Playa Resorts Holding BV, 5.090% (1-Month USD-LIBOR + 2.750%) due 4/29/24	601,731
523,938	Ply Gem Gem Midco Inc., 6.175% (3-Month USD-LIBOR + 3.750%) due 4/12/25	512,149
580,000	PODS LLC, 5.068% (1-Month USD-LIBOR + 2.750%) due 12/6/24	569,125
714,633	PowerTeam Services LLC, 5.636% (3-Month USD-LIBOR + 3.250%) due 3/6/25	694,981
407,935	Prime Security Services Borrower LLC, 5.095% (1-Month USD-LIBOR + 2.750%) due 5/2/22	403,007
636,938	Project Alpha Intermediate Holding Inc., 5.940% (3-Month USD-LIBOR + 3.500%) due 4/26/24	627,785
407,377	Radiate Holdco LLC, 5.345% (1-Month USD-LIBOR + 3.000%) due 2/1/24	399,323
430,000	Radiology Partners Inc., 6.767% (1-Week/3-Month USD-LIBOR + 4.250%) due 7/9/25	426,775
230,000	Regionalcare Hospital Partners Holdings Inc., due 11/16/25(h)	225,904
573,563	Renaissance Holding Corp., 5.595% (1-Month USD-LIBOR + 3.250%) due 5/30/25	564,603
366,137	RentPath LLC, 7.100% (1-Month USD-LIBOR + 4.750%) due 12/17/21(j)	301,330
154,215	Reynolds Group Holdings Inc., 5.095% (1-Month USD-LIBOR + 2.750%) due 2/5/23	152,172
238,800	Robertshaw US Holding Corp., 5.875% (1-Month USD-LIBOR + 3.500%) due 2/28/25	230,442
70,000	Schenectady International Group Inc., 7.186% (3-Month USD-LIBOR + 4.750%) due 10/15/25	68,775
412,925	Scientific Games International Inc., 5.216% (1/2-Month USD-LIBOR + 2.750%) due 8/14/24	401,495
	Securus Technologies Holdings Inc.:
104,000	due 11/1/24(h)	102,960

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 3.5% - (continued)
$470,690	6.845% (1-Month USD-LIBOR + 4.500%) due 11/1/24	$463,041
205,000	Sedgwick CMS Holdings Inc., due 11/6/25(h)	202,694
624,665	Select Medical Corp., due 3/6/25(h)	618,418
455,000	Severin Acquisition LLC, 5.564% (1-Month USD-LIBOR + 3.250%) due 8/1/25	447,038
623,438	SIWF Holdings Inc., 6.553% (1-Month USD-LIBOR + 4.250%) due 6/15/25	613,307
331,864	SolarWinds Holdings Inc., 5.095% (1-Month USD-LIBOR + 2.750%) due 2/5/24	329,435
	Solenis Holdings LLC:
309,338	due 12/26/23(h)	305,666
55,000	11.207% (3-Month USD-LIBOR + 8.500%) due 6/26/24	53,487
600,000	Solera LLC, 5.095% (1-Month USD-LIBOR + 2.750%) due 3/3/23	591,300
497,434	Sophia LP, 5.636% (3-Month USD-LIBOR + 3.250%) due 9/30/22	489,227
89,775	Sound Inpatient Physicians Inc., 5.345% (1-Month USD-LIBOR + 3.000%) due 6/27/25	89,298
506,164	Southern Graphics Inc., 5.674% (1/2-Month USD-LIBOR + 3.250%) due 12/31/22	482,121
190,000	Spade Facilities II LLC, due 11/14/25(h)	190,000
140,000	SpeedCast International Ltd., due 5/15/25(h)	136,325
54,863	SRS Distribution Inc., 5.595% (1-Month USD-LIBOR + 3.250%) due 5/23/25	52,737
200,000	SS&C Technologies Holdings Inc., 4.595% (1-Month USD-LIBOR + 2.250%) due 4/16/25	194,562
232,650	Staples Inc., 6.541% (3-Month USD-LIBOR + 4.000%) due 9/12/24	228,627
355,000	Starfruit Finco BV, 5.549% (1-Month USD-LIBOR + 3.250%) due 10/1/25	349,675
94,763	Stars Group Holdings BV, 5.886% (3-Month USD-LIBOR + 3.500%) due 7/10/25	94,323
173,633	Syncreon Global Finance (US) Inc., 6.777% (3-Month USD-LIBOR + 4.250%) due 10/28/20	155,835
325,000	Tenneco Inc., 5.095% (1-Month USD-LIBOR + 2.750%) due 10/1/25	317,012
170,000	Thor Industries Inc., due 11/3/25(h)	167,450
412,813	Titan Acquisition Ltd., 5.345% (1-Month USD-LIBOR + 3.000%) due 3/28/25	386,954
635,325	TKC Holdings Inc., 6.100% (1-Month USD-LIBOR + 3.750%) due 2/1/23	623,679
	Transdigm Inc.:
407,950	4.845% (1-Month USD-LIBOR + 2.500%) due 6/9/23	397,241
165,588	4.845% (1-Month USD-LIBOR + 2.500%) due 5/30/25	161,180
149,625	Travel Leaders Group LLC, 6.303% (1-Month USD-LIBOR + 4.000%) due 1/25/24	149,625
285,000	Traverse Midstream Partners LLC, 6.600% (3-Month USD-LIBOR + 4.000%) due 9/27/24	283,338
295,000	Uber Technologies Inc., 6.315% (1-Month USD-LIBOR + 4.000%) due 4/4/25	291,313
545,276	UFC Holdings LLC, 5.600% (1-Month USD-LIBOR + 3.250%) due 8/18/23	543,461
140,000	Ultra Resources Inc., 5.469% (3-Month USD-LIBOR + 3.000%) due 4/12/24	128,975
100,000	Universal Hospital Services, due 10/18/25(h)	99,500
258,286	US Renal Care Inc., 6.636% (3-Month USD-LIBOR + 4.250%) due 12/30/22	254,218
312,102	US Silica Co., 6.375% (1-Month USD-LIBOR + 4.000%) due 5/1/25	276,834
90,000	Vantage Specialty Chemicals Inc., due 10/28/24(h)	89,550
146,480	VeriFone Systems Inc., due 8/20/25(h)	145,077
470,000	Verscend Holding Corp., due 8/27/25(h)	469,215
315,000	Vertafore Inc., 5.595% (1-Month USD-LIBOR + 3.250%) due 7/2/25	309,355
	Web.com Group Inc.:
295,000	6.170% (3-Month USD-LIBOR + 3.750%) due 10/10/25	291,681
84,643	10.170% (3-Month USD-LIBOR + 7.750%) due 10/9/26	83,797
555,800	West Corp., 6.526% (1/3-Month USD-LIBOR + 4.000%) due 10/10/24	533,568
274,309	Wink Holdco Inc., 5.345% (1-Month USD-LIBOR + 3.000%) due 12/2/24	269,424
290,000	WP CPP Holdings LLC, 6.280% (1/3-Month USD-LIBOR + 3.750%) due 4/30/25	287,463
152,600	Yak Access LLC, 7.318% (1-Month USD-LIBOR + 5.000%) due 7/11/25	138,866
	TOTAL SENIOR LOANS (Cost - $58,614,221)	57,312,064
SOVEREIGN BONDS - 1.2%
Argentina - 0.2%
	Argentine Republic Government International Bond:
1,100,000	6.875% due 1/26/27	886,061

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Argentina – (continued)
$250,000	5.875% due 1/11/28	$187,128
350,000	6.625% due 7/6/28	270,728
1,350,000	Provincia de Buenos Aires, 7.875% due 6/15/27	1,036,125
	Total Argentina	2,380,042
Canada - 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	975,339
750,000	Province of Quebec Canada, 2.375% due 1/31/22	733,544
	Total Canada	1,708,883
Chile - 0.1%
	Chile Government International Bond:
400,000	3.125% due 3/27/25	383,660
1,000,000	3.125% due 1/21/26	950,150
	Total Chile	1,333,810
Colombia - 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	709,883
250,000	5.625% due 2/26/44	252,752
	Total Colombia	962,635
Hungary - 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	526,280
India - 0.0%
200,000	Export-Import Bank of India, 4.000% due 1/14/23	197,767
Indonesia - 0.1%
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(b)	1,231,750
Israel - 0.0%
500,000	Israel Government International Bond, 2.875% due 3/16/26	473,010
Japan - 0.0%
	Japan Bank for International Cooperation:
500,000	1.750% due 5/28/20	490,750
250,000	2.750% due 11/16/27	235,210
	Total Japan	725,960
Mexico - 0.1%
	Mexico Government International Bond:
500,000	3.500% due 1/21/21	496,565
600,000	4.150% due 3/28/27	573,408
350,000	3.750% due 1/11/28	323,750
750,000	4.600% due 1/23/46	645,000
	Total Mexico	2,038,723
Panama - 0.0%
	Panama Government International Bond:
400,000	4.000% due 9/22/24	400,204
250,000	4.500% due 5/15/47	235,625
	Total Panama	635,829
Peru - 0.1%
700,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	666,750
100,000	Peruvian Government International Bond, 5.625% due 11/18/50	113,351
	Total Peru	780,101
Philippines - 0.2%
	Philippine Government International Bond:
2,100,000	4.200% due 1/21/24	2,139,757

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
SOVEREIGN BONDS – (continued)
Philippines – (continued)
$750,000		3.950% due 1/20/40	$708,270
		Total Philippines	2,848,027
Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	505,750
South Korea - 0.1%
750,000		Export-Import Bank of Korea, 2.125% due 1/25/20	740,222
Supranational - 0.1%
		International Bank for Reconstruction & Development:
1,000,000		1.875% due 4/21/20	986,687
1,000,000		1.375% due 9/20/21	958,367
250,000		1.875% due 10/27/26	228,936
		Total Supranational	2,173,990
Uruguay - 0.0%
250,000		Uruguay Government International Bond, 4.125% due 11/20/45	215,000
		TOTAL SOVEREIGN BONDS (Cost - $20,791,017)	19,477,779
MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	164,816
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	139,523
150,000	AA+	Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	205,636
150,000	AA-	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	189,705
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	24,338
40,000	AA-	4.600% due 4/1/38	40,627
100,000	AA-	7.500% due 4/1/34	134,993
200,000	AA-	7.550% due 4/1/39	282,470
125,000	AA-	7.600% due 11/1/40	179,363
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	105,564
25,000	AA	Series AX, 3.063% due 7/1/25	24,650
75,000	AA	Series R, 5.770% due 5/15/43	88,446
		Total California	1,580,131
Florida - 0.0%
20,000	A	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, Series C, 4.280% due 10/1/41	19,637
Illinois - 0.0%
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	237,010
100,000	BBB-	6.725% due 4/1/35	105,783
		Total Illinois	342,793
Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	117,287
Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	137,135
New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	139,119

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York - 0.1%
$150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	$209,200
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	146,328
205,000	AA+	New York State Urban Development Corp., Revenue Bonds, Series B, 2.100% due 3/15/22	201,146
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	198,160
		Total New York	754,834
Ohio - 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Combined Hydroelectric Projects B, 8.084% due 2/15/50	152,787
Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	91,020
Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	9,634
		TOTAL MUNICIPAL BONDS (Cost - $3,465,914)	3,344,377
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,627,893,153)	1,580,971,305
SHORT-TERM INVESTMENTS - 4.5%
TIME DEPOSITS - 4.3%
51,645,211		ANZ National Bank - London, 1.540% due 12/3/18	51,645,211
12,482,818		Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.540% due 12/3/18	12,482,818
91,245		BNP Paribas - Paris, 1.540% due 12/3/18	91,245
6,956,046		Citibank - New York, 1.540% due 12/3/18	6,956,046
		TOTAL TIME DEPOSITS (Cost - $71,175,320)	71,175,320
U.S. GOVERNMENT OBLIGATION - 0.2%
4,200,000		U.S. Treasury Bill, 2.584% due 8/15/19(k)
		(Cost - $4,124,792)	4,124,212
		TOTAL SHORT-TERM INVESTMENTS (Cost - $75,300,112)	75,299,532
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
946,760		Federated Government Obligations Fund, Premier Class, 2.123%(l)
		(Cost - $946,760)	946,760
		TOTAL INVESTMENTS - 100.2% (Cost - $1,704,140,025#)	1,657,217,597
		Liabilities in Excess of Other Assets - (0.2)%	(3,672,415)
		TOTAL NET ASSETS - 100.0%	$1,653,545,182

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $201,798,079 and represents 12.20% of net assets.
(c)	Interest only security.
(d)	All or a portion of this security is on loan.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	This security is traded on a TBA basis.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Security is currently in default.
(j)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $301,330 and represents 0.02% of net assets.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

See pages XX-XX for definition of ratings.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	23.8%
Collateralized Mortgage Obligations	21.8
Corporate Bonds & Notes	18.4
Mortgage-Backed Securities	17.8
Asset-Backed Securities	8.7
Senior Loans	3.5
Sovereign Bonds	1.2
Municipal Bonds	0.2
Short-Term Investments	4.5
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

Schedule of Forward Sale Commitment

Face Amount	Security	Value
$2,000,000	Federal National Mortgage Association (FNMA), 4.500% due 12/1/48(a)
	(Proceeds — $2,038,906)	$2,056,386

(a) This security is traded on a TBA basis.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 55.8%
Basic Materials - 2.2%
$400,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 3.500% due 1/10/23	$376,800
100,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	100,601
65,000		DowDuPont Inc., Senior Unsecured Notes, 3.766% due 11/15/20	65,309
2,531,000		Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(a)	2,243,099
400,000		Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	403,144
200,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	197,752
3,596,000		INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(a)	3,585,572
621,000		Largo Resources Ltd., Senior Secured Notes, 9.250% due 6/1/21(a)	645,840
105,000		Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	102,874
200,000		UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	193,310
		Total Basic Materials	7,914,301
Communications - 14.7%
265,000		AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	260,241
200,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	198,936
400,000		Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	388,516
4,666,000		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.250% due 3/15/21	4,671,832
735,000		CenturyLink Inc., Senior Unsecured Notes, 6.150% due 9/15/19	743,269
175,000		Comcast Corp., Company Guaranteed Notes, 3.450% due 10/1/21	175,197
3,180,000		CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	3,207,825
180,000		eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	171,091
4,998,000		Finisar Corp., Senior Unsecured Notes, 0.500% due 12/15/33	4,986,944
200,000		Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	197,400
		HC2 Holdings Inc., Senior Secured Notes:
3,610,000		11.000% due 12/1/19(a)	3,610,000
3,882,000		11.500% due 12/1/21(a)	3,653,932
2,084,000		Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	2,005,850
3,580,000		Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	3,678,450
4,977,000		Level 3 Financing Inc., Company Guaranteed Notes, 6.125% due 1/15/21	4,993,972
5,640,000		Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Unsecured Notes, 5.500% due 4/15/21	5,611,800
170,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	167,086
2,223,000		Sprint Capital Corp., Company Guaranteed Notes, 6.900% due 5/1/19	2,248,009
1,153,000		TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,153,692
6,082,000		Twitter Inc., Senior Unsecured Notes, 0.250% due 9/15/19	5,885,880
175,000		Verizon Communications Inc., Senior Unsecured Notes, 3.716% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	172,967
361,000		VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	365,964
4,820,000		Yandex NV, Senior Unsecured Notes, 1.125% due 12/15/18	4,800,600
		Total Communications	53,349,453
Consumer Cyclical - 8.3%
265,000		Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	259,140
175,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	169,723
180,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	177,889
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 0.078%) due 2/22/21(b)	1,984,001
4,517,000		GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	4,511,354
		General Motors Financial Co., Inc., Company Guaranteed Notes:
40,000		2.650% due 4/13/20	39,486
230,000		3.200% due 7/6/21	223,262
4,700,000		Lennar Corp., Company Guaranteed Notes, 4.125% due 12/1/18	4,700,000
6,983,000		MGM Resorts International, Company Guaranteed Notes, 8.625% due 2/1/19	7,024,479
4,138,000		Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	4,138,000

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Consumer Cyclical - 8.3% - (continued)
$1,841,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(a)	$1,808,783
5,268,000	William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21	5,274,585
	Total Consumer Cyclical	30,310,702
Consumer Non-cyclical - 6.1%
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	3.500% due 7/29/20	197,409
200,000	3.950% due 1/19/22	195,664
270,000	Anthem Inc., Senior Unsecured Notes, 2.500% due 11/21/20	264,831
265,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	259,332
215,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20	209,152
	Cardinal Health Inc., Senior Unsecured Notes:
140,000	1.948% due 6/14/19	139,011
125,000	2.616% due 6/15/22	119,169
265,000	Celgene Corp., Senior Unsecured Notes, 2.875% due 8/15/20	261,920
180,000	CVS Health Corp., Senior Unsecured Notes, 2.800% due 7/20/20	177,604
328,000	Edgewell Personal Care Co., Company Guaranteed Notes, 4.700% due 5/19/21	323,900
332,873	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	331,212
200,000	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	196,500
180,000	Halfmoon Parent Inc., Senior Secured Notes, 3.400% due 9/17/21(a)	178,458
200,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	198,966
165,000	Kroger Co., Company Guaranteed Notes, 6.150% due 1/15/20	169,888
2,515,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.875% due 7/15/19	2,495,516
200,000	Marfrig Holdings Europe BV, Company Guaranteed Notes, 8.000% due 6/8/23	201,750
170,000	Mondelez International Inc., Senior Unsecured Notes, 3.000% due 5/7/20	169,051
6,491,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	6,456,598
45,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	44,606
2,252,000	Spectrum Brands Holdings Inc., Senior Unsecured Notes, 7.750% due 1/15/22	2,297,040
2,525,000	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	2,576,763
1,247,000	Teva Pharmaceutical Finance IV LLC, Company Guaranteed Notes, 2.250% due 3/18/20	1,214,459
3,510,000	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.700% due 7/19/19	3,461,932
260,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	258,879
	Total Consumer Non-cyclical	22,399,610
Diversified - 0.1%
200,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(a)	194,640
Energy - 1.1%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	200,124
400,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	383,123
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	200,761
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	159,594
	Ecopetrol SA, Senior Unsecured Notes:
50,000	7.625% due 7/23/19	51,190
300,000	5.875% due 9/18/23	312,000
	Indian Oil Corp., Ltd., Senior Unsecured Notes:
200,000	5.625% due 8/2/21	207,208
200,000	5.750% due 8/1/23	208,657
191,000	McDermott Technology Americas Inc./McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(a)	164,976
400,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	393,004

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
Energy - 1.1% - (continued)
$400,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	$382,324
400,000		Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	382,720
200,000		Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	197,818
250,000		Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	258,157
400,000		Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 3.750% due 9/12/23(a)	395,429
200,000		YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21	199,250
		Total Energy	4,096,335
Financial - 6.6%
200,000		Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	200,256
270,000		Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	262,094
190,000		American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	190,019
980,000		Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(a)	1,055,950
200,000		Banco del Estado de Chile, Senior Unsecured Notes, 4.125% due 10/7/20	201,040
400,000		Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 3.375% due 1/18/23	379,000
400,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(b)(c)	374,848
150,000		Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	148,165
400,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	395,000
400,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22	376,000
180,000		Bank of America Corp., Senior Unsecured Notes, 3.106% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	176,981
		BBVA Bancomer SA:
100,000		Junior Subordinated Notes, 7.250% due 4/22/20	102,600
200,000		Subordinated Notes, 6.750% due 9/30/22	207,002
400,000		BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	376,626
265,000		Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	258,772
265,000		Citigroup Inc., Senior Unsecured Notes, 3.761% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	260,781
200,000		Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	189,502
400,000		DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(b)(c)	381,500
200,000		Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	200,680
140,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 2.300% due 12/13/19	138,419
300,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	282,378
7,158,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/20	7,220,632
1,298,000		Iron Mountain Inc., Company Guaranteed Notes, 4.375% due 6/1/21(a)	1,285,020
200,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	196,130
12,000,000	SEK	MaxFastigheter i Sverige AB, Senior Unsecured Notes, 6.500% (3-Month SEK-STIBOR + 0.065%) due 9/15/20(b)	1,335,805
260,000		Morgan Stanley, Senior Unsecured Notes, 3.399% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	258,235
400,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	383,004
265,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 4.375% due 8/11/20	268,878
		Prudential Financial Inc., Senior Unsecured Notes:
75,000		7.375% due 6/15/19	76,606
180,000		4.500% due 11/15/20	183,645

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
Financial - 6.6% - (continued)
		Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes:
$2,700,000		4.500% due 4/15/19(a)	$2,693,250
1,849,000		5.250% due 12/1/21(a)	1,800,464
180,000		Royal Bank of Canada, Senior Unsecured Notes, 3.200% due 4/30/21	179,311
400,000		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	362,004
275,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	265,139
175,000		Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 6/11/21	174,511
200,000		Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	179,434
200,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	190,112
		United Overseas Bank Ltd.:
200,000		Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%)(b)(c)	184,221
200,000		Subordinated Notes, 3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(b)	199,900
		Westpac Banking Corp., Senior Unsecured Notes:
115,000		1.600% due 8/19/19	113,752
150,000		2.650% due 1/25/21	147,742
		Total Financial	23,855,408
Industrial - 9.4%
450,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(a)	429,750
2,006,000		Briggs & Stratton Corp., Company Guaranteed Notes, 6.875% due 12/15/20	2,086,240
3,000,000	NOK	Bulk Industrier AS, Senior Secured Notes, 7.590% (3-Month NOK-NIBOR + 6.500%) due 5/26/21(b)	348,209
4,905,000		Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	4,914,123
1,675,000		Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Unsecured Notes, 6.250% due 10/30/19	1,660,344
6,080,000		Gibraltar Industries Inc., Company Guaranteed Notes, 6.250% due 2/1/21	6,072,400
1,000,000		Golar LNG Partners LP, Senior Unsecured Notes, 7.053% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	987,500
400,000		Golden Ocean Group Ltd., Senior Unsecured Notes, 3.070% due 1/30/19	396,000
5,348,000		Greif Inc., Senior Unsecured Notes, 7.750% due 8/1/19	5,481,700
3,334,000		KLX Inc., Company Guaranteed Notes, 5.875% due 12/1/22(a)	3,431,936
175,000		Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	170,969
265,000		Packaging Corp. of America, Senior Unsecured Notes, 2.450% due 12/15/20	258,994
2,425,677		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	2,422,644
1,178,000		Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	1,145,247
992,000		Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	989,520
165,000		Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	164,453
3,010,000		Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	3,231,988
		Total Industrial	34,192,017
Technology - 4.3%
1,093,000		Advanced Micro Devices Inc., Senior Unsecured Notes, 6.750% due 3/1/19	1,101,197
3,432,000		Akamai Technologies Inc., Senior Unsecured Notes, zero coupon, due 2/15/19	3,401,061
175,000		Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	173,077
479,000		CDK Global Inc., Senior Unsecured Notes, 3.800% due 10/15/19	477,204
4,663,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	4,728,450
4,426,000		Infor US Inc., Senior Secured Notes, 5.750% due 8/15/20(a)	4,459,062
175,000		Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21(a)	172,565
1,037,000		NCR Corp., Company Guaranteed Notes, 4.625% due 2/15/21	1,021,445
		Total Technology	15,534,061
Utilities - 3.0%
5,457,000		Clearway Energy Inc., Company Guaranteed Notes, 3.500% due 2/1/19(a)	5,443,358

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Utilities - 3.0% - (continued)
	Consolidated Edison Inc., Senior Unsecured Notes:
$95,000	2.000% due 3/15/20	$93,157
180,000	2.000% due 5/15/21	173,877
200,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	217,384
100,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	92,001
180,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	178,301
200,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	194,571
4,344,000	Vistra Energy Corp., Company Guaranteed Notes, 7.375% due 11/1/22	4,506,900
	Total Utilities	10,899,549
	TOTAL CORPORATE BONDS & NOTES (Cost - $205,127,223)	202,746,076
ASSET-BACKED SECURITIES - 10.6%
500,000	AIMCO CLO, Series 2015-AA, Class AR, 3.286% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	496,452
411,159	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.430% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	410,891
500,000	Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 3.470% (3-Month USD-LIBOR + 0.830%) due 11/17/27(a)(b)	496,249
500,000	Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 3.936% (3-Month USD-LIBOR + 1.500%) due 1/15/28(a)(b)	500,030
765,969	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(a)	762,601
689,465	Bayview Opportunity Master Fund IVb Trust, Series 2018-SBR2, Class A1, step bond to yield, 3.844% due 4/28/33(a)	689,975
1,000,000	Cathedral Lake V Ltd., Series 2018-5A, Class A1, 3.641% (3-Month USD-LIBOR + 1.200%) due 10/21/30(a)(b)	995,453
57,833	CLUB Credit Trust, Series 2018-NP1, Class A, 2.990% due 5/15/24(a)	57,816
306,322	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(a)	306,286
494,251	CSMC Trust, Series 2018-RPL8, Class A1, 4.063% due 7/25/58(a)	493,031
300,713	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	294,996
349,063	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	345,792
721,341	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	720,789
1,000,000	GREYWOLF CLO VII Ltd., Series 2018-2A, Class A1, 0.000% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	995,332
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 3.589% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	494,375
228,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.387% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	227,083
	Invitation Homes Trust:
196,324	Series 2017-SFR2, Class A, 3.153% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	196,080
198,538	Series 2018-SFR1, Class A, 3.003% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	195,497
	Jamestown CLO IX Ltd.:
500,000	Series 2016-9A, Class A1A, 4.039% (3-Month USD-LIBOR + 1.570%) due 10/20/28(a)(b)	500,111
500,000	Series 2016-9A, Class A1B, 3.969% (3-Month USD-LIBOR + 1.500%) due 10/20/28(a)(b)	500,064
321,000	KREF Ltd., Series 2018-FL1, Class A, 3.402% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	319,792
903,981	Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000% due 2/25/58(a)(b)	893,943

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 10.6% (continued)
$1,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.829% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	$1,000,210
	Marlette Funding Trust:
79,274	Series 2017-2A, Class A, 2.390% due 7/15/24(a)	79,148
273,122	Series 2017-3A, Class A, 2.360% due 12/15/24(a)	272,119
400,178	Series 2018-3A, Class A, 3.200% due 9/15/28(a)	399,078
750,000	Series 2018-4A, Class A, 3.710% due 12/15/28(a)	750,645
339,614	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	336,098
1,000,000	Ocean Trails CLO V, Series 2014-5A, Class ARR, 3.788% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	994,729
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.588% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	247,569
760,000	Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, 3.546% (3-Month USD-LIBOR + 0.900%) due 5/21/27(a)(b)	760,091
3,000,000	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1A, 3.772% (3-Month USD-LIBOR + 1.280%) due 10/20/31(a)(b)	2,997,575
124,603	Prosper Marketplace Issuance Trust, Series 2018-1A, Class A, 3.110% due 6/17/24(a)	124,477
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.646% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	997,491
	Sofi Consumer Loan Program LLC:
1,075,259	Series 2016-5, Class A, 3.060% due 9/25/28(a)	1,069,247
475,658	Series 2017-3, Class A, 2.770% due 5/25/26(a)	470,537
301,209	Series 2017-5, Class A1, 2.140% due 9/25/26(a)	299,540
	Sofi Consumer Loan Program Trust:
153,271	Series 2018-2, Class A1, 2.930% due 4/26/27(a)	152,800
398,973	Series 2018-3, Class A1, 3.200% due 8/25/27(a)	398,289
177,269	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	175,703
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 3.719% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	995,257
500,000	Sound Point CLO XI Ltd., Series 2016-1A, Class A, 4.119% (3-Month USD-LIBOR + 1.650%) due 7/20/28(a)(b)	499,778
586,263	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	580,712
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 3.473% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	993,465
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.906% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	998,404
641,667	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330% due 5/20/39(a)	636,273
1,004,000	Upgrade Receivables Trust, Series 2018-1A, Class A, 3.760% due 11/15/24(a)	1,002,871
89,907	Upstart Securitization Trust, Series 2018-1, Class A, 3.015% due 8/20/25(a)	89,816
3,451,758	Venture VII CDO Ltd., Series 2006-7A, Class A1A, 2.699% (3-Month USD-LIBOR + 0.230%) due 1/20/22(a)(b)	3,447,013
669,185	VOLT LXX LLC, Series 2018-NPL6, Class A1A, step bond to yield, 4.115% due 9/25/48(a)	667,260
1,963,805	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, step bond to yield, 3.967% due 9/25/48(a)	1,961,451
1,978,945	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(a)	1,979,859
500,000	VOLT LXXIII LLC, Series 2018-NPL9, Class A1A, step bond to yield, 4.458% due 10/25/48(a)	499,962
313,725	Wachovia Student Loan Trust, Series 2006-1, Class A5, 2.610% (3-Month USD-LIBOR + 0.120%) due 7/26/27(a)(b)	313,685
500,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.200% due 1/16/24(a)	497,311

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 10.6% (continued)
$1,000,000	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 3.690% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	$999,853
	TOTAL ASSET-BACKED SECURITIES (Cost - $38,685,595)	38,580,954
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2%
	Atrium Hotel Portfolio Trust:
118,000	Series 2017-ATRM, Class E, 5.357% (1-Month USD-LIBOR + 3.050%) due 12/15/36(a)(b)	117,701
321,000	Series 2018-ATRM, Class D, 4.607% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	320,596
167,180	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	166,946
	BANK:
1,565,092	Series 2017-BNK4, Class XA, 1.604% due 5/15/50(b)(d)	133,366
1,891,026	Series 2017-BNK6, Class XA, 1.009% due 7/15/60(b)(d)	102,485
	BBCMS Mortgage Trust:
275,000	Series 2017-GLKS, Class E, 5.157% (1-Month USD-LIBOR + 2.850%) due 11/15/34(a)(b)	275,171
79,000	Series 2018-TALL, Class A, 3.029% (1-Month USD-LIBOR + 0.722%) due 3/15/37(a)(b)	78,777
535,000	BBCMS Trust, Series 2018-BXH, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	535,360
116,660	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.776% due 12/11/40(b)	120,282
490,000	Bellemeade Re Ltd., Series 2018-2A, Class M1A, 3.265% (1-Month USD-LIBOR + 0.950%) due 8/25/28(a)(b)	490,168
75,000	BHMS, Series 2018-ATLS, Class A, 3.557% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	74,905
650,000	Braemar Hotels & Resorts Trust, Series 2018-PRME, Class A, 3.127% (1-Month USD-LIBOR + 0.820%) due 6/15/35(a)(b)	648,381
	BSPRT Issuer Ltd.:
81,000	Series 2017-FL2, Class AS, 3.407% (1-Month USD-LIBOR + 1.100%) due 10/15/34(a)(b)	80,611
81,000	Series 2017-FL2, Class B, 3.707% (1-Month USD-LIBOR + 1.400%) due 10/15/34(a)(b)	80,752
	BX Commercial Mortgage Trust:
118,000	Series 2018-BIOA, Class E, 4.258% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	117,814
322,000	Series 2018-IND, Class A, 3.057% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	321,395
	BX Trust:
500,000	Series 2017-IMC, Class A, 3.357% (1-Month USD-LIBOR + 1.050%) due 10/15/32(a)(b)	500,491
27,000	Series 2017-IMC, Class D, 4.557% (1-Month USD-LIBOR + 2.250%) due 10/15/32(a)(b)	26,983
44,000	Series 2017-IMC, Class E, 5.557% (1-Month USD-LIBOR + 3.250%) due 10/15/32(a)(b)	43,958
535,000	Series 2018-EXCL, Class A, 3.394% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	534,904
250,000	Series 2018-GW, Class F, 4.727% (1-Month USD-LIBOR + 2.420%) due 5/15/35(a)(b)	250,077
118,000	Series 2018-MCSF, Class F, 4.953% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	116,825
117,000	BXMT Ltd., Series 2017-FL1, Class C, 4.253% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	117,039
1,693,999	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.475% due 5/10/50(b)(d)	134,009
	CFCRE Commercial Mortgage Trust:
1,380,849	Series 2017-C8, Class XA, 1.829% due 6/15/50(b)(d)	134,928
287,000	Series 2017-C8, Class XB, 1.121% due 6/15/50(b)(d)	19,919
405,000	Series 2018-TAN, Class B, 4.690% due 2/15/33(a)	410,558
118,000	CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 4.607% (1-Month USD-LIBOR + 2.300%) due 2/15/37(a)(b)	117,851

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2% (continued)
	CHT Mortgage Trust:
$117,000	Series 2017-CSMO, Class A, 3.237% (1-Month USD-LIBOR + 0.930%) due 11/15/36(a)(b)	$116,740
77,000	Series 2017-CSMO, Class E, 5.307% (1-Month USD-LIBOR + 3.000%) due 11/15/36(a)(b)	77,226
41,000	Series 2017-CSMO, Class F, 6.048% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	41,091
178,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class B, 3.457% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	177,497
997,107	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	998,979
970,917	Civic Mortgage LLC, Series 2018-1, Class A1, step bond to yield, 3.892% due 6/25/22(a)	970,190
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 4.368% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	46,988
47,000	Series 2017-IKPR, Class E, 5.818% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	46,999
	Cold Storage Trust:
395,000	Series 2017-ICE3, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	394,621
90,000	Series 2017-ICE3, Class C, 3.657% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	90,182
334,170	COLT Mortgage Loan Trust, Series 2017-1, Class A2, 2.819% due 5/27/47(a)(b)	329,484
	Commercial Mortgage Trust:
22,309,508	Series 2013-CR9, Class XA, 0.171% due 7/10/45(b)(d)	96,413
2,205,388	Series 2013-LC6, Class XA, 1.503% due 1/10/46(b)(d)	99,941
325,000	Series 2014-FL5, Class C, 4.457% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	323,937
321,000	Series 2015-CR23, Class CMD, 3.807% due 5/10/48(a)(b)	318,563
227,000	Series 2018-HCLV, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	225,917
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 4.207% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	69,843
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	105,014
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	124,937
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	45,522
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(d)	69,141
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(d)	10,250
	CSAIL Commercial Mortgage Trust:
822,513	Series 2017-C8, Class XA, 1.400% due 6/15/50(b)(d)	55,969
4,818,759	Series 2017-CX10, Class XA, 0.865% due 11/15/50(b)(d)	239,613
3,543,917	Series 2018-CX12, Class XA, 0.784% due 8/15/51(b)(d)	164,106
230,000	CSWF, Series 2018-TOP, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	229,422
	Deephaven Residential Mortgage Trust:
245,861	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	244,339
245,861	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	243,139
381,850	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	380,215
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
616,373	Series 4703, Class FA, 2.657% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	615,550
847,958	Series 4718, Class FA, 2.657% (1-Month USD-LIBOR + 0.350%) due 9/15/47(b)	844,227
	Federal National Mortgage Association (FNMA), REMICS:
797,054	Series 2012-56, Class FK, 2.765% (1-Month USD-LIBOR + 0.450%) due 6/25/42(b)	799,047
713,629	Series 2014-84, Class BF, 2.606% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	713,983
476,294	Series 2018-49, Class FB, 2.615% (1-Month USD-LIBOR + 0.300%) due 7/25/48(b)	475,606
235,403	Series 2018-55, Class FA, 2.615% (1-Month USD-LIBOR + 0.300%) due 8/25/48(b)	235,027
494,806	Series 2018-64, Class FA, 2.665% (1-Month USD-LIBOR + 0.350%) due 9/25/48(b)	494,983
486,350	Series 2018-77, Class FA, 2.615% (1-Month USD-LIBOR + 0.300%) due 10/25/48(b)	485,038

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2% (continued)
$118,000	GPMT Ltd., Series 2018-FL1, Class A, 3.200% (1-Month USD-LIBOR + 0.900%) due 11/21/35(a)(b)	$118,000
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 3.807% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	76,807
53,000	Series 2017-500K, Class F, 4.107% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	52,884
171,000	Series 2018-3PCK, Class A, 3.757% (1-Month USD-LIBOR + 1.450%) due 9/15/21(a)(b)	170,889
322,000	Series 2018-FBLU, Class E, 5.057% (1-Month USD-LIBOR + 2.750%) due 11/15/35(a)(b)	322,131
321,000	Series 2018-LUAU, Class A, 3.237% (1-Month USD-LIBOR + 1.000%) due 11/15/32(a)(b)	321,004
200,000	Series 2018-TWR, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	199,855
200,000	Series 2018-TWR, Class D, 3.907% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	199,689
	GS Mortgage Securities Trust:
5,298,659	Series 2016-GS4, Class XA, 0.710% due 11/10/49(b)(d)	168,754
1,770,479	Series 2017-GS6, Class XA, 1.194% due 5/10/50(b)(d)	128,045
3,621,914	Series 2017-GS8, Class XA, 1.126% due 11/10/50(b)(d)	241,948
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 3.357% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	77,828
1,635,996	Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766% due 6/25/48(a)(b)	1,629,190
	JP Morgan Chase Commercial Mortgage Securities Trust:
15,213	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	15,222
3,576,248	Series 2014-C20, Class XA, 1.225% due 7/15/47(b)(d)	105,879
414,218	Series 2014-FL6, Class B, 4.587% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(b)	414,697
117,000	Series 2018-LAQ, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	116,853
632,089	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.031% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	633,128
1,415,512	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.591% due 11/15/48(b)(d)	69,042
227,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.227% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	226,571
	Morgan Stanley Capital I Trust:
287,452	Series 2007-T27, Class AJ, 6.145% due 6/11/42(b)	304,041
164,000	Series 2011-C1, Class D, 5.599% due 9/15/47(a)(b)	169,124
550,000	Series 2013-WLSR, Class A, 2.695% due 1/11/32(a)	545,214
300,000	Series 2014-CPT, Class F, 3.560% due 7/13/29(a)(b)	291,586
1,516,886	Series 2016-UB11, Class XA, 1.785% due 8/15/49(b)(d)	129,491
4,216,441	Series 2016-UB12, Class XA, 0.943% due 12/15/49(b)(d)	186,368
76,000	Series 2017-ASHF, Class D, 4.507% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	75,905
162,000	Series 2017-ASHF, Class E, 5.457% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(b)	161,798
123,000	Series 2017-ASHF, Class F, 6.657% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(b)	122,847
186,000	Series 2017-CLS, Class E, 4.257% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	185,587
206,000	Series 2017-CLS, Class F, 4.907% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	205,608
990,078	Series 2017-H1, Class XA, 1.608% due 6/15/50(b)(d)	83,104
285,000	Series 2017-JWDR, Class A, 3.157% (1-Month USD-LIBOR + 0.850%) due 11/15/34(a)(b)	284,822
142,000	Series 2018-SUN, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	141,824
308,292	Motel 6 Trust, Series 2017-MTL6, Class A, 3.227% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	307,904
534,000	MSCG Trust, Series 2018-SELF, Class A, 3.207% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	533,335
117,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.230% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	116,894

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2% (continued)
$36,000	RAIT Trust, Series 2017-FL7, Class AS, 3.607% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(b)	$36,000
757,659	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	744,558
	Rosslyn Portfolio Trust:
198,000	Series 2017-ROSS, Class A, 3.257% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	197,689
35,000	Series 2017-ROSS, Class B, 3.557% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	34,956
276,349	SG Residential Mortgage Trust, Series 2017-1, Class A1, 3.709% due 4/25/47(a)(b)	276,102
170,235	SLIDE, Series 2018-FUN, Class A, 3.180% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	169,912
284,000	STWD Mortgage Trust, Series 2018-URB, Class A, 3.307% (1-Month USD-LIBOR + 1.000%) due 5/15/35(a)(b)	284,202
	UBS Commercial Mortgage Trust:
1,872,118	Series 2012-C1, Class XA, 2.253% due 5/10/45(a)(b)(d)	104,327
893,214	Series 2017-C1, Class XA, 1.759% due 6/15/50(b)(d)	87,464
451,148	Verus Securitization Trust, Series 2018-1, Class A1, 2.929% due 2/25/48(a)(b)	444,373
536,000	VMC Finance LLC, Series 2018-FL2, Class A, 3.199% (1-Month USD-LIBOR + 0.920%) due 10/15/35(a)(b)	536,030
	Wells Fargo Commercial Mortgage Trust:
2,877,852	Series 2015-LC22, Class XA, 1.018% due 9/15/58(b)(d)	126,696
6,156,048	Series 2015-NXS2, Class XA, 0.893% due 7/15/58(b)(d)	199,397
3,492,031	Series 2018-C46, Class XA, 1.116% due 8/15/51(b)(d)	219,707
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $30,431,371)	29,667,272
U.S. GOVERNMENT OBLIGATIONS - 3.0%
	U.S. Treasury Inflation Indexed Notes:
576,195.9	2.125% due 1/15/19	575,768
581,823	0.125% due 4/15/19	574,550
	U.S. Treasury Notes:
350,000	2.250% due 3/31/20	347,580
7,000,000	2.625% due 7/31/20	6,978,672
710,000	1.500% due 8/15/20	694,718
830,000	2.000% due 8/31/21	812,038
820,000	2.125% due 9/30/21	804,465
240,000	1.875% due 1/31/22	233,072
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $11,036,470)	11,020,863
SENIOR LOANS(b) - 3.0%
1,974,844	Crestwood Holdings LLC, 9.820% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,946,861
2,070,100	DJO Finance LLC, due 6/8/20(e)	2,065,794
3,803,000	Eastman Kodak Co., due 9/3/19(e)	3,650,880
1,615,597	Internap Corp., 8.070% (1-Month USD-LIBOR + 5.750%) due 4/6/22	1,621,655
887,370	LSC Communications Inc., 7.845% (1-Month USD-LIBOR + 5.500%) due 9/30/22	889,038
835,000	Monitronics International Inc., due 9/30/22(e)	785,426
	TOTAL SENIOR LOANS (Cost - $11,092,222)	10,959,654

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 0.3%
Argentina - 0.0%
$150,000	Argentine Republic Government International Bond, 5.625% due 1/26/22	$132,675
Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	206,750
Indonesia - 0.1%
200,000	Indonesia Government International Bond, 4.875% due 5/5/21	203,930
Israel - 0.0%
200,000	Israel Government International Bond, 4.000% due 6/30/22	203,765
Peru - 0.1%
300,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	285,750
	TOTAL SOVEREIGN BONDS (Cost - $1,061,015)	1,032,870

Shares/Units
EXCHANGE TRADED FUND (ETF) - 6.1%
456,184	iShares Core 1-5 Year USD Bond(f) (Cost - $22,868,636)	22,275,465
COMMON STOCK - 0.1%
BASIC MATERIALS - 0.1%
Forest Products & Paper - 0.1%
20,309	Appvion Inc.*(g) (Cost - $395,660)	264,017
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $320,698,192)	316,547,171

Face Amount
SHORT-TERM INVESTMENTS - 13.8%
COMMERCIAL PAPERS - 7.0%
$3,890,000	EI du Pont de Nemours & Co., 2.535% due 12/14/18(h)	3,886,217
6,590,000	Harris Corp., 2.612% due 12/10/18(h)	6,585,037
6,186,000	Keurig Dr Pepper Inc., 2.536% due 12/11/18(h)	6,181,322
3,059,000	Rockwell Automation Inc., 2.525% due 12/13/18(h)	3,056,255
6,000,000	Royal Caribbean Ltd., 2.958% due 12/28/18(h)	5,987,941
	TOTAL COMMERCIAL PAPERS (Cost - $25,700,750)	25,696,772
TIME DEPOSITS - 5.5%
14,698,013	ANZ National Bank - London, 1.540% due 12/3/18	14,698,013
3,546,578	Barclays Bank PLC - London, 1.540% due 12/3/18	3,546,578
1,654	Brown Brothers Harriman - Grand Cayman, 1.540% due 12/3/18	1,654
1,617,268	JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	1,617,268
	TOTAL TIME DEPOSITS (Cost - $19,863,513)	19,863,513

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.3%
	U.S. Treasury Bills:
$580,000	2.305% due 2/21/19(h)	$577,008
470,000	2.332% due 4/25/19(h)	465,445
3,000,000	2.535% due 7/18/19(h)	2,952,377
650,000	2.488% due 8/15/19(h)	638,271
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $4,634,551)	4,633,101
	TOTAL SHORT-TERM INVESTMENTS (Cost - $50,198,814)	50,193,386
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%

1,089,820	Federated Government Obligations Fund, Premier Class, 2.123%(i) (Cost - $1,089,820)	1,089,820
	TOTAL INVESTMENTS - 101.2% (Cost - $371,986,826#)	367,830,377
	Liabilities in Excess of Other Assets - (1.2)%	(4,309,173)
	TOTAL NET ASSETS - 100.0%	$363,521,204

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $117,257,081 and represents 32.26% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Interest only security.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	All or a portion of this security is on loan.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Rate shown represents yield-to-maturity.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STIBOR	—	Stockholm Interbank Offered Rate

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	55.1%
Asset-Backed Securities	10.4
Collateralized Mortgage Obligations	8.1
Exchange Traded Fund (ETF)	6.1
U.S. Government Agencies & Obligations	3.0
Senior Loans	3.0
Sovereign Bonds	0.3
Common Stock	0.1
Short-Term Investments	13.6
Money Market Fund	0.3
100.0%

^ As a percentage of total investments.

At November 30, 2018 Destination Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	1,134,050	BBH	$1,285,102	12/14/18	$–	$(4,505)	$(4,505)

Contracts to Sell:
Euro	2,810,000	BBH	$3,184,284	12/14/18	$–	$(11,232)	$(11,232)
Norwegian Krone	3,037,000	BBH	353,488	12/14/18	6,056	–	6,056
Swedish Krona	12,010,000	BBH	1,320,529	12/14/18	732	–	732
					$6,788	$(11,232)	$(4,444)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$6,788	$(15,737)	$(8,949)

Currency Abbreviations used in this schedule:

EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:

BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 65.8%
Argentina - 0.5%
$1,600,000		Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	$1,472,016
200,000		Pan American Energy LLC/Argentina, Company Guaranteed Notes, 7.875% due 5/7/21	201,000
2,400,000		YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21	2,391,000
		Total Argentina	4,064,016
Australia - 0.8%
550,000		BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	583,000
3,915,000		CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	3,861,545
2,000,000		QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44, (Restricted)(a)	2,032,500
		Total Australia	6,477,045
Austria - 0.4%
2,900,000		ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	2,849,250
400,000		OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)	4,000
		Total Austria	2,853,250
Bermuda - 1.2%
1,000,000		Catlin Insurance Co., Ltd., Junior Subordinated Notes, 5.425% (3-Month USD-LIBOR + 2.975%) (a)(b)(d)	953,750
800,000		Digicel Group Ltd., Senior Unsecured Notes, 8.250% due 9/30/20	532,000
3,233,000		Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	3,143,110
5,100,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	4,787,370
1,000,000	SEK	Vostok New Ventures Ltd., Senior Unsecured Notes, 6.150% due 6/14/22	111,500
		Total Bermuda	9,527,730
Brazil - 0.4%
2,730,000		Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	2,694,510
400,000		Itau Unibanco Holding SA, Subordinated Notes, 6.200% due 12/21/21	414,080
		Total Brazil	3,108,590
British Virgin Islands - 1.6%
2,120,000		CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	2,120,106
		CNPC General Capital Ltd., Company Guaranteed Notes:
2,500,000		2.750% due 5/14/19	2,491,000
2,365,000		3.950% due 4/19/22	2,373,996
2,000,000		Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,970,690
		Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
880,000		2.125% due 5/3/19	875,440
800,000		2.000% due 9/29/21(b)	762,474
200,000		2.000% due 9/29/21	190,619
		Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes:
1,000,000		3.000% due 4/12/22	973,130
200,000		3.000% due 4/12/22(b)	194,626
1,000,000		Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 3.750% due 9/12/23(b)	988,572
		Total British Virgin Islands	12,940,653
Canada - 0.8%
1,708,000		Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(b)	1,840,370
1,950,000		Emera Inc., Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,989,975

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Canada - 0.8% - (continued)
$2,328,000		NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	$2,133,030
893,000	CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	651,740
		Total Canada	6,615,115
Cayman Islands - 2.4%
1,250,000		Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	1,251,600
		CK Hutchison International 17 Ltd., Company Guaranteed Notes:
3,080,000		2.875% due 4/5/22	2,996,717
2,630,000		2.875% due 4/5/22(b)	2,559,516
3,500,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	3,294,410
1,134,913		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	1,143,425
2,295,000		Nexteer Automotive Group Ltd., Company Guaranteed Notes, 5.875% due 11/15/21(b)	2,346,349
255,460		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	223,528
		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
3,565,000		zero coupon due 12/5/22	3,226,361
3,065,000		zero coupon due 12/5/22(b)	2,773,855
		Total Cayman Islands	19,815,761
Chile - 2.5%
5,295,000		Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	5,235,484
		Banco Santander Chile, Senior Unsecured Notes:
300,000		2.500% due 12/15/20(b)	291,648
1,850,000		3.875% due 9/20/22	1,827,367
500,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	503,005
1,400,000		Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	1,431,933
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,077,283
1,440,000		SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	1,388,928
4,350,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,239,262
		Total Chile	19,994,910
Colombia - 1.4%
		Ecopetrol SA, Senior Unsecured Notes:
50,000		7.625% due 7/23/19	51,190
5,500,000		5.875% due 9/18/23	5,720,000
2,000,000		Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.625% due 7/29/19	2,035,020
3,900,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	3,831,789
		Total Colombia	11,637,999
Costa Rica - 0.0%
400,000		Banco Nacional de Costa Rica, Senior Unsecured Notes, 5.875% due 4/25/21(b)	389,004
Denmark - 0.1%
800,000	EUR	Georg Jensen AS, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	869,906
France - 0.7%
1,400,000		BNP Paribas SA, Junior Subordinated Notes, 7.375% (5-Year USD Swap Rate + 5.150%) (a)(b)(d)	1,398,250
2,300,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(d)	2,390,372
		Societe Generale SA, Junior Subordinated Notes:
1,290,000		7.875% (5-Year USD Swap Rate + 4.979%) (a)(b)(d)(e)	1,280,325
940,000		8.000% (5-Year USD 1100 Run ICE Swap Rate + 5.873%) (a)(b)(d)	942,350
		Total France	6,011,297

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
India - 2.5%
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
$3,495,000	3.500% due 7/29/20	$3,449,726
1,000,000	3.950% due 1/19/22	978,320
4,220,000	Bharat Petroleum Corp., Ltd, Senior Unsecured Notes, 4.625% due 10/25/22	4,222,616
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
2,995,000	5.625% due 8/2/21	3,102,943
2,700,000	5.750% due 8/1/23	2,816,864
2,290,000	Oil India Ltd., Senior Unsecured Notes, 3.875% due 4/17/19	2,292,061
	ONGC Videsh Ltd., Company Guaranteed Notes:
2,995,000	3.250% due 7/15/19	2,985,997
300,000	3.750% due 5/7/23	289,739
	Total India	20,138,266
Israel - 0.4%
2,479,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,472,713
500,000	Israel Electric Corp., Ltd, Senior Secured Notes, 6.875% due 6/21/23	543,461
	Total Israel	3,016,174
Italy - 0.3%
1,625,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(d)	1,440,156
1,250,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%), (Restricted)(a)(d)	1,075,000
	Total Italy	2,515,156
Luxembourg - 0.2%
1,400,000	Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)	1,358,000
Malaysia - 2.3%
5,315,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	5,286,714
800,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	795,863
1,215,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,191,490
1,600,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	1,573,898
4,260,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	4,213,523
5,185,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	5,341,068
	Total Malaysia	18,402,556
Marshall Islands - 1.2%
5,067,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	4,838,985
2,000,000	Chembulk Holding LLC, Senior Secured Notes, 8.000% due 2/2/23(b)	1,999,400
3,200,000	Golar LNG Partners LP, Senior Unsecured Notes, 7.053% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	3,160,000
	Total Marshall Islands	9,998,385
Mauritius - 0.4%
3,000,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	2,899,650
Mexico - 3.0%
3,245,000	America Movil SAB de CV, Senior Unsecured Notes, 3.125% due 7/16/22	3,146,370
2,520,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(d)	2,361,542
1,200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	1,132,512
2,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	1,975,000

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Mexico - 3.0% - (continued)
		BBVA Bancomer SA:
$100,000		Junior Subordinated Notes, 7.250% due 4/22/20	$102,600
3,000,000		Subordinated Notes, 6.750% due 9/30/22	3,105,030
1,700,000		Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,720,559
3,450,000		Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	3,415,535
2,700,000		Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	2,558,277
1,500,000		Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	1,524,480
400,000		Grupo Idesa SA de CV, Company Guaranteed Notes, 7.875% due 12/18/20	299,504
2,850,000		Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	2,556,934
		Total Mexico	23,898,343
Netherlands - 3.4%
5,300,000		Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	5,147,837
6,000,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 3.500% due 1/10/23	5,652,000
1,500,000		Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%) (a)(b)(d)	1,560,000
4,000,000		Marfrig Holdings Europe BV, Company Guaranteed Notes, 8.000% due 6/8/23	4,035,000
3,800,000		MPC Container Ships Invest BV, Senior Secured Notes, 7.116% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	3,910,200
4,500,000		Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	4,305,600
2,940,000		VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	2,980,425
		Total Netherlands	27,591,062
Norway - 0.4%
11,000,000	NOK	Bulk Industrier AS, Senior Secured Notes, 7.590% (3-Month NOK-NIBOR + 6.500%) due 5/26/21(a)	1,276,766
1,900,000		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	1,881,000
		Total Norway	3,157,766
Panama - 2.4%
3,655,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	3,600,175
		Banistmo SA, Senior Unsecured Notes:
3,400,000		3.650% due 9/19/22	3,196,000
300,000		3.650% due 9/19/22(b)	282,000
4,738,115		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	4,714,471
		Global Bank Corp., Senior Unsecured Notes:
3,000,000		5.125% due 10/30/19	3,010,200
1,000,000		4.500% due 10/20/21	980,500
3,600,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,447,036
		Total Panama	19,230,382
Paraguay - 0.0%
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 6.750% due 12/13/22	203,000
Peru - 1.1%
2,950,000		Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20	3,029,355
4,095,000		Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	4,217,891
1,500,000		Banco Internacional del Peru SAA Interbank, Senior Unsecured Notes, 3.375% due 1/18/23	1,421,250
165,000		BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	167,270
		Total Peru	8,835,766
Philippines - 0.8%
		BDO Unibank Inc., Senior Unsecured Notes:
960,000		2.625% due 10/24/21	922,349
3,500,000		2.950% due 3/6/23	3,295,474
2,700,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	2,566,512
		Total Philippines	6,784,335

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Singapore - 3.2%
$4,500,000		DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(d)	$4,291,875
4,015,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	3,837,573
4,300,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(a)	4,304,607
4,950,000		SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	4,815,622
3,450,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,317,829
		United Overseas Bank Ltd.:
1,000,000		Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (a)(d)	921,107
		Subordinated Notes:
1,000,000		3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(a)	999,500
3,500,000		3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	3,446,555
200,000		2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	191,616
		Total Singapore	26,126,284
Switzerland - 0.4%
1,255,000		Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.600%) (a)(b)(d)	1,268,356
1,600,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%), (Restricted) (a)(d)	1,644,000
		Total Switzerland	2,912,356
United Kingdom - 2.4%
		Barclays PLC, Junior Subordinated Notes:
600,000		7.750% (5-Year USD Swap Rate + 4.842%) (a)(d)	558,528
1,660,000		7.875% (5-Year USD Swap Rate + 6.772%) (a)(d)	1,651,700
4,642,000		Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(b)	4,113,972
5,400,000		Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	5,442,444
1,824,000		Inmarsat Finance PLC, Company Guaranteed Notes, 6.500% due 10/1/24(b)	1,778,400
2,150,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%) (a)(d)	2,036,652
1,945,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%) (a)(d)	2,003,350
1,600,000	EUR	SB Holdco PLC, Senior Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	1,794,311
		Total United Kingdom	19,379,357
United States - 28.6%
1,585,000		AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,513,675
3,982,000		Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Company Guaranteed Notes, 7.875% due 12/15/24	2,837,175
194,847		America West Airlines Pass-Through Trust, Pass-Thru Certificates, 8.057% due 7/2/20	205,369
714,000		American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27(e)	647,955
1,291,000		American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%) (a)(d)(e)	1,287,772
2,350,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	2,115,000
2,000,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	1,930,000
2,369,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	2,303,852
		Bank of America Corp., Junior Subordinated Notes:
260,000		6.100% (3-Month USD-LIBOR + 3.898%) (a)(d)	262,275
2,440,000		6.300% (3-Month USD-LIBOR + 4.553%) (a)(d)	2,543,700
945,000		6.500% (3-Month USD-LIBOR + 4.174%) (a)(d)	987,525

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 28.6% - (continued)
$1,315,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950% (3-Month USD-LIBOR + 3.420%) (a)(d)	$1,318,813
245,000	Bayer US Finance II LLC, Company Guaranteed Notes, 3.003% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	243,512
5,896,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	5,899,563
1,600,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%) (a)(d)	1,604,000
8,298,000	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	8,515,822
995,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(d)	996,244
3,565,000	Citigroup Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 4.059%) (a)(d)	3,584,786
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%) (a)(d)	993,750
1,175,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(d)	1,216,125
	Comcast Corp., Company Guaranteed Notes:
520,000	2.738% (3-Month USD-LIBOR + 0.330%) due 10/1/20(a)	519,740
520,000	3.300% due 10/1/20	519,966
260,000	2.848% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	260,010
495,807	Continental Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 5.983% due 4/19/22	520,597
461,379	Continental Airlines Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.707% due 4/2/21	482,741
98,766	Continental Airlines Class C-2 Pass-Through Trust, Pass-Thru Certificates, 6.236% due 3/15/20	100,248
3,675,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	3,546,375
35,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (b)(d)	34,125
1,060,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%) (a)(d)	959,300
6,325,000	Dollar Tree Inc., Senior Unsecured Notes, 3.149% (3-Month USD-LIBOR + 0.700%) due 4/17/20(a)	6,325,126
2,922,000	DXC Technology Co., Senior Unsecured Notes, 3.688% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	2,915,761
135,000	Farm Credit Bank of Texas, 6.200% (3-Month USD-LIBOR + 3.223%)(a)(b)(d)	132,975
6,391,000	First Data Corp., Company Guaranteed Notes, 7.000% due 12/1/23(b)	6,614,685
1,944,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	1,912,410
5,222,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.124% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	5,187,514
2,126,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,572,815
3,477,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(b)	3,107,569
3,120,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%) (a)(d)	2,480,400
2,935,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%) (a)(d)(e)	2,402,297
	Goldman Sachs Group Inc., Junior Subordinated Notes:
655,000	5.300% (3-Month USD-LIBOR + 3.834%) (a)(d)	615,438
2,601,000	5.375% (3-Month USD-LIBOR + 3.922%) (a)(d)	2,601,000
1,410,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(b)	1,307,775
	HC2 Holdings Inc., Senior Secured Notes:
7,734,000	11.000% due 12/1/19(b)	7,734,000
11,392,000	11.500% due 12/1/21(b)	10,722,720
945,000	Hexion Inc., Senior Secured Notes, 10.375% due 2/1/22(b)	786,712
6,596,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	6,576,872
458,000	j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(b)	458,000

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 28.6% - (continued)
$1,137,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., Company Guaranteed Notes, 9.250% due 3/15/23	$409,320
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,000,000	5.300% (3-Month USD-LIBOR + 3.800%) (a)(d)	1,005,100
293,000	5.990% (3-Month USD-LIBOR + 3.470%) (a)(d)	294,099
2,870,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(d)	3,035,742
1,485,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	1,366,378
6,116,000	KLX Inc., Company Guaranteed Notes, 5.875% due 12/1/22(b)	6,295,658
	Land O' Lakes Inc., Junior Subordinated Notes:
415,000	7.000% (b)(d)	413,963
1,950,000	7.250% (b)(d)	1,959,750
8,502,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	8,735,805
1,125,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%) (a)(d)	1,101,094
1,291,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.000% due 10/1/23	1,116,715
1,637,000	MAI Holdings Inc., Senior Secured Notes, 9.500% due 6/1/23	1,571,520
679,000	McDermott Technology Americas Inc./McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(b)	586,486
	MetLife Inc., Junior Subordinated Notes:
300,000	5.250% (3-Month USD-LIBOR + 3.575%) (a)(d)	298,800
1,800,000	5.875% (3-Month USD-LIBOR + 2.959%) (a)(d)	1,761,750
7,737,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	7,737,000
775,000	Morgan Stanley, Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.810%) (a)(d)	781,781
13,692,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	13,171,704
	Netflix Inc., Senior Unsecured Notes:
2,846,000	5.875% due 11/15/28(b)	2,817,540
3,105,000	6.375% due 5/15/29(b)	3,143,813
1,260,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(b)(d)	1,204,875
1,630,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%) (a)(d)	1,548,500
1,000,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,050,000
	Reliance Holding USA Inc., Company Guaranteed Notes:
3,495,000	4.500% due 10/19/20	3,530,352
2,400,000	5.400% due 2/14/22	2,478,306
3,384,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(b)	3,324,780
710,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	637,225
2,273,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	2,136,620
6,200,000	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	6,463,500
1,500,000	State Street Corp., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.597%) (a)(d)	1,515,300
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%) (a)(d)	1,278,400
4,224,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	4,085,672
2,115,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	2,116,269
1,168,730	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	270,643
	Trimble Inc., Senior Unsecured Notes:
2,930,000	4.150% due 6/15/23	2,916,005
3,901,000	4.750% due 12/1/24	3,941,275
945,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	869,400
7,988,000	Vistra Energy Corp., Company Guaranteed Notes, 7.375% due 11/1/22	8,287,550
1,725,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (a)(d)	1,688,344
3,105,000	W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	2,786,738
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(a)(d)	613,569

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 28.6% - (continued)
$5,628,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	$6,043,065
	Wells Fargo & Co., Junior Subordinated Notes:
2,560,000	5.875% (3-Month USD-LIBOR + 3.990%)(a)(d)	2,607,411
1,250,000	6.104% (3-Month USD-LIBOR + 3.770%)(a)(d)	1,255,625
	Total United States	231,657,526
	TOTAL CORPORATE BONDS & NOTES (Cost - 550,079,421)	532,409,640
SENIOR LOANS(a) - 8.9%
1,420,772	Appvion Operations Inc., 8.400% (3-Month USD-LIBOR + 6.000%) due 6/12/26	1,399,460
2,220,058	Autoparts Holdings (No. 1) Ltd., 9.095% (1-Month USD-LIBOR + 6.750%) due 12/23/21	2,208,958
4,650,345	BI-LO, LLC, 10.468% (3-Month USD-LIBOR + 8.000%) due 5/31/24	4,550,363
6,896,060	Crestwood Holdings LLC, 9.820% (1-Month USD-LIBOR + 7.500%) due 3/6/23	6,798,343
	Dell International LLC:
6,545,716	4.100% (1-Month USD-LIBOR + 1.750%) due 9/7/21	6,493,873
4,790,008	4.350% (1-Month USD-LIBOR + 2.000%) due 9/7/23	4,727,882
3,797,100	DJO Finance LLC, due 6/8/20(f)	3,789,202
6,974,907	Eastman Kodak Co., due 9/3/19(f)	6,695,911
2,795,997	Envigo Laboratories Inc., 10.930% (3-Month USD-LIBOR + 8.500%) due 11/3/21	2,802,988
7,462,000	Infrastructure And Energy Alternatives Inc., due 11/14/24(f)	7,219,485
5,411,947	Internap Corp., 8.070% (1-Month USD-LIBOR + 5.750%) due 4/6/22	5,432,241
1,898,250	Lee Enterprises Inc., 12.000% (3-Month USD-LIBOR + 12.000%) due 12/15/22	1,936,215
2,764,938	LSC Communications Inc., 7.845% (1-Month USD-LIBOR + 5.500%) due 9/30/22	2,770,136
3,707,131	McDermott International Inc., 7.345% (1-Month USD-LIBOR + 5.000%) due 5/12/25	3,552,654
1,374,822	Monitronics International Inc., due 9/30/22(f)	1,293,199
1,079,000	PMHC II Inc., 10.513% (3-Month USD-LIBOR + 7.750%) due 3/30/26	981,890
2,450,000	Production Resource Group LLC, 9.650% (3-Month USD-LIBOR + 7.000%) due 8/21/24	2,391,813
1,176,821	Real Alloy Holding Inc., 2.307% due 5/31/23(g)(h)	1,176,821
758,532	Tacala Investment Corp., 5.595% (1-Month USD-LIBOR + 3.250%) due 1/31/25	745,493
5,367,992	YI LLC, 6.386% (3-Month USD-LIBOR + 4.000%) due 11/7/24	5,354,572
	TOTAL SENIOR LOANS (Cost - $72,840,991)	72,321,499
SOVEREIGN BONDS - 5.7%
Argentina - 0.4%
3,500,000	Argentine Republic Government International Bond, 5.625% due 1/26/22	3,095,750
Chile - 1.1%
	Chile Government International Bond:
500,000	3.250% due 9/14/21	498,605
8,825,000	2.250% due 10/30/22	8,438,024
	Total Chile	8,936,629
Costa Rica - 0.1%
1,150,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,189,100
Dominican Republic - 0.6%
4,830,000	Dominican Republic International Bond, 7.500% due 5/6/21	4,993,012
India - 0.4%
	Export-Import Bank of India:
200,000	2.750% due 4/1/20	197,079
3,200,000	3.125% due 7/20/21	3,131,140
	Total India	3,328,219

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Indonesia - 0.9%
	Indonesia Government International Bond:
$4,495,000	4.875% due 5/5/21	$4,583,313
2,795,000	3.700% due 1/8/22	2,754,232
	Total Indonesia	7,337,545
Israel - 0.6%
4,800,000	Israel Government International Bond, 4.000% due 6/30/22	4,890,365
Mexico - 0.3%
2,530,000	Mexico Government International Bond, 3.625% due 3/15/22	2,486,838
Peru - 0.4%
3,150,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	3,000,375
Philippines - 0.9%
7,000,000	Philippine Government International Bond, 4.000% due 1/15/21	7,081,662
	TOTAL SOVEREIGN BONDS (Cost - $47,730,143)	46,339,495

Shares/Units
PREFERRED STOCKS - 1.7%
Bermuda - 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(d)	674,805
31,722	Axis Capital Holdings Ltd., 5.500%(d)(e)	700,739
42,868	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	1,065,270
	Total Bermuda	2,440,814
United States - 1.4%
2,000	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(b)(d)	204,000
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)	102,588
50,000	Delphi Financial Group Inc., 5.928% (3-Month USD-LIBOR + 3.190%)(a)	1,125,000
21,710	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	2,274,122
25,550	GMAC Capital Trust I, 8.401% (3-Month USD-LIBOR + 5.785%)(a)	651,525
54,847	Huntington Bancshares Inc., 6.250%(d)	1,387,081
4,240	KeyCorp, 6.125% (3-Month USD-LIBOR + 3.892%)(a)(d)	106,551
	Morgan Stanley:
95,960	5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	2,367,333
10,600	6.375% (3-Month USD-LIBOR + 3.708%)(a)(d)	270,406
4,400	6.875% (3-Month USD-LIBOR + 3.940%)(a)(d)	115,104
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	486,600
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	873,000
35,972	Regions Financial Corp., 6.375% (3-Month USD-LIBOR + 3.536%)(a)(d)(e)	910,092
	Total United States	10,873,402
	TOTAL PREFERRED STOCKS (Cost - $14,330,225)	13,314,216
COMMON STOCKS - 0.7%
Colombia - 0.0%
21,182	Frontera Energy Corp.*	206,876
United States - 0.7%
101,912	Appvion Inc.*(g)(h)	1,324,856
219,500	Forum Merger II Corp., Class A Shares*(e)	2,118,175

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Shares/Units	Security	Value
United States - 0.7% (continued)
52	Real Alloy Holding Inc.*(g)	$2,063,089
	Total United States	5,506,120
	TOTAL COMMON STOCKS (Cost - $7,125,378)	5,712,996
WARRANT - 0.0%
United States - 0.0%
219,500	Forum Merger II Corp.* (Cost - $125,800)	85,605
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $692,231,958)	670,183,451

Face Amount
SHORT-TERM INVESTMENTS - 17.2%
COMMERCIAL PAPERS - 12.6%
$11,360,000	Arrow Electronics Inc., 2.984% due 12/20/18(i)	11,342,158
5,953,000	AT&T Inc., 3.091% due 5/28/19(i)	5,863,076
8,080,000	Campbell Soup Co., 2.940% due 1/16/19(i)	8,052,183
9,153,000	Constellation Brands Inc., 2.653% due 12/13/18(i)	9,143,756
11,373,000	Keurig Dr Pepper Inc., 2.536% due 12/11/18(i)	11,364,400
12,937,000	Marriott International Inc., 2.507% due 12/3/18(i)	12,934,402
11,137,000	McKesson Corp., 2.585% due 12/6/18(i)	11,132,526
12,399,000	NetApp Inc., 2.749% due 1/9/19(i)	12,362,864
8,520,000	Royal Caribbean Cruises Ltd, 2.858% due 12/4/18(i)	8,517,715
11,614,000	Sherwin-Williams Co, 2.658% due 12/10/18(i)	11,606,642
	TOTAL COMMERCIAL PAPERS (Cost - $102,336,818)	102,319,722
TIME DEPOSITS - 4.6%
71,439	ANZ National Bank - London, 1.540% due 12/3/18	71,440
25,000,000	Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.540% due 12/3/18	25,000,000
9,705,069	Banco Santander SA - Frankfurt, 1.540% due 12/3/18	9,705,069
2,230,634	Citibank - New York, 1.540% due 12/3/18	2,230,634
	TOTAL TIME DEPOSITS (Cost - $37,007,143)	37,007,143
	TOTAL SHORT-TERM INVESTMENTS (Cost - $139,343,961)	139,326,865
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
3,388,830	Federated Government Obligations Fund, Premier Class, 2.123%(j) (Cost - $3,388,830)	3,388,830
	TOTAL INVESTMENTS - 100.4% (Cost - $834,964,749#)	812,899,146
	Liabilities in Excess of Other Assets - (0.4)%	(3,505,025)
	TOTAL NET ASSETS - 100.0%	$809,394,121

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $146,546,454 and represents 18.11% of net assets.
(c)	Security is currently in default.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $2,501,677 and represents 0.31% of net assets.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	65.6%
Senior Loans	8.9
Sovereign Bonds	5.7
Preferred Stocks	1.6
Common Stocks	0.7
Warrant	0.0 *
Short-Term Investments	17.1
Money Market Fund	0.4
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

At November 30, 2018, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	2,415,000	BBH	$2,736,671	12/14/18	$–	$(9,653)	$(9,653)
Norwegian Krone	11,135,000	BBH	1,296,046	12/14/18	22,205	–	22,205
Swedish Krona	1,025,500	BBH	112,756	12/14/18	62	–	62
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$22,267	$(9,653)	$12,614

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Face Amount	Security	Value
SECURITIES SOLD SHORT - 0.0%
CORPORATE BOND & NOTE - 0.0%
United States - 0.0%
$206,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 3.500% due 10/1/20	$194,935
	TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds - $185,319)	$194,935

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 84.3%
Alabama - 1.3%
$2,750,000	AA	Alabama Public School & College Authority, Revenue Bonds, Refunding Capital Improvement, Series B, 5.000% due 1/1/25	$3,130,215
2,000,000	AA-	Auburn University, Revenue Bonds, General Fee Revenue, Series A, 5.000% due 6/1/35	2,305,560
355,000	AA-	County of Jefferson AL, GO, Refunding Wts, Series B, 5.000% due 4/1/21	377,067
220,000	A-	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds, Alabama Power Company Barry Rmkt, 1.850% due 6/1/34(a)	216,643
		Mobile County Board of School Commissioners:
175,000	A-	Refunding Wts 4 and 12 Mill Taxes B, 5.000% due 3/1/29	192,241
180,000	A-	Refunding Wts 4 and 12 Mill Taxes B, 5.000% due 3/1/30	196,889
185,000	A-	Refunding Wts 4 and 12 Mill Taxes B, 5.000% due 3/1/31	201,740
145,000	A-	Refunding Wts 4 and 12 Mill Taxes B, 5.000% due 3/1/32	157,640
215,000	A-	Refunding Wts 4 and 12 Mill Taxes B, 5.000% due 3/1/33	232,886
		Montgomery Medical Clinic Board, Revenue Bonds:
60,000	BBB	Jackson Hospital and Clinic, 5.000% due 3/1/26	66,606
115,000	BBB	Jackson Hospital and Clinic, 5.000% due 3/1/27	126,464
125,000	BBB	Jackson Hospital and Clinic, 5.000% due 3/1/28	136,481
105,000	BBB	Jackson Hospital and Clinic, 5.000% due 3/1/29	113,969
125,000	BBB	Jackson Hospital and Clinic, 5.000% due 3/1/30	134,803
3,500,000	A3(b)	Southeast Alabama Gas Supply District, Revenue Bonds, Project Number 2, Series A, 4.000% due 6/1/49(a)	3,675,175
		Total Alabama	11,264,379
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 6/1/30	1,143,440
		Borough of North Slope AK, GO:
15,000	AA	Series A, 5.000% due 6/30/19	15,269
50,000	AA	Series A, Prerefunded 6/30/20 @ 100, 5.000% due 6/30/21(c)	52,365
215,000	AA	State of Alaska, GO, Series A, 5.000% due 8/1/33	240,914
225,000	A1(b)	State of Alaska International Airports System, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/33	251,840
		Total Alaska	1,703,828
Arizona - 2.6%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/27	5,839,850
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Refunding, Series A, 5.000% due 7/1/27	263,244
215,000	AA+	Refunding, Series A, 5.000% due 7/1/28	244,960
235,000	AA+	Refunding, Series A, 5.000% due 7/1/29	266,535
105,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/23	117,097
95,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/25	109,600
45,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/28	52,396
85,000	AA	Refunding Subordinated Obligs, 5.000% due 7/1/32	97,277
65,000	AA	City of Glendale AZ, GO, Refunding, AGM, 4.000% due 7/1/21	68,000
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds:
55,000	AA	Refunding, AGM, 5.000% due 7/1/24	62,569
60,000	AA	Refunding, AGM, 5.000% due 7/1/25	69,221
105,000	AA	Refunding, AGM, 5.000% due 7/1/26	120,245
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
6,365,000	AAA	Refunding Junior Lien, Series B, 4.000% due 7/1/29	6,758,612
30,000	AAA	Refunding Senior Lien, Series C, 5.000% due 7/1/21	32,226
65,000	AA-	Senior, Series A, 5.000% due 7/1/27(d)	75,257
90,000	AA-	Senior, Series A, 5.000% due 7/1/28(d)	103,461
30,000	AAA	Senior Lien, Series A, 5.000% due 7/1/20	31,417

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Arizona - 2.6% - (continued)
$1,000,000	AAA	City of Scottsdale AZ, GO, 2004 Preserve Acquisition, 5.000% due 7/1/23	$1,126,780
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	System, Series A, 5.000% due 7/1/22	16,469
30,000	AA	System, Series A, 5.000% due 7/1/23	32,894
60,000	AA	Series B, 5.000% due 7/1/20	62,805
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(c)	64,401
3,000,000	BBB+	Industrial Development Authority of the City of Phoenix, Revenue Bonds, Various Refunding Republic Services Inc. Project, 2.150% due 12/1/35(a)(d)	3,000,060
820,000	AAA	Maricopa County Community College District, GO, Project 2004, Series D, 4.250% due 7/1/25	864,805
		Maricopa County Industrial Development Authority, Revenue Bonds:
190,000	AA-	Banner Health, Series A, 4.000% due 1/1/24	204,461
70,000	AA-	Banner Health, Series A, 5.000% due 1/1/22	75,802
145,000	AA-	Banner Health, Series A, 5.000% due 1/1/23	160,183
60,000	AA-	Banner Health, Series A, 5.000% due 1/1/24	67,417
225,000	AA-	Banner Health, Series A, 5.000% due 1/1/25	256,752
430,000	AA-	Banner Health, Series B, 5.000% due 1/1/48(a)	471,271
290,000	AA-	Banner Health, Series C, 5.000% due 1/1/48(a)	328,387
145,000	NR	Christian Care Surprise Inc., 6.000% due 1/1/48(e)(f)	143,418
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, Arizona Refunding Arizona St University Hassayampa, 5.000% due 7/1/21	53,567
145,000	AA	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Salt River Project, Series A, 5.000% due 1/1/33	169,518
195,000	AA	State of Arizona, COP, Department Administration, Series A, AGM, 5.250% due 10/1/20	200,172
		Tempe Industrial Development Authority, Revenue Bonds:
5,000	NR	Mirabella At ASU Project, Series A, 6.000% due 10/1/37(e)(f)	5,327
15,000	NR	Mirabella At ASU Project, Series A, 6.125% due 10/1/47(e)(f)	16,047
15,000	NR	Mirabella At ASU Project, Series A, 6.125% due 10/1/52(e)(f)	15,993
225,000	NR	Mirabella At ASU Project, Series B, 4.000% due 10/1/23(e)(f)	224,892
		Total Arizona	21,873,388
Arkansas - 0.0%
90,000	Aa2(b)	Little Rock School District, GO, Construction, 3.000% due 2/1/22	91,680
California - 2.4%
50,000	AA	Abag Finance Authority for Nonprofit Corps, Revenue Bonds, Sharp Healthcare, Prerefunded 8/1/19 @ 100, 6.250% due 8/1/39(c)	51,512
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Refunding Senior Lien, Series A, 5.000% due 10/1/23	67,918
		Bay Area Toll Authority, Revenue Bonds:
255,000	AA	Sanitary Francisco Bay Area, Series A, 2.950% due 4/1/47(a)	257,831
210,000	AA	Sanitary Francisco Bay Area, Series B, 2.850% due 4/1/47(a)	214,036
195,000	AA	Sanitary Francisco Bay Area, Series C, 2.100% due 4/1/45(a)	194,542
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	St Joseph Health System, Series A, 5.000% due 7/1/25	129,772
3,500,000	AA-	Sutter Health, Series C, 1.000% due 8/15/53(a)	3,470,845
85,000	AA-	Sutter Health, Series D, 5.000% due 8/15/35	90,466
		California Municipal Finance Authority, Revenue Bonds:
55,000	BBB+(g)	Senior Lien Linxs Apm Project, 5.000% due 6/30/28(d)	62,437
45,000	BBB+(g)	Senior Lien Linxs Apm Project, 5.000% due 12/31/28(d)	51,046
60,000	BBB+(g)	Senior Lien Linxs Apm Project, 5.000% due 6/30/29(d)	67,661
30,000	BBB+(g)	Senior Lien Linxs Apm Project, 5.000% due 12/31/29(d)	33,784
90,000	BBB+(g)	Senior Lien Linxs Apm Project, 5.000% due 6/30/31(d)	100,295
85,000	BBB+(g)	Senior Lien Linxs Apm Project, 5.000% due 12/31/31(d)	94,691

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
California - 2.4% - (continued)
$1,600,000	BBB+	California Pollution Control Financing Authority, Revenue Bonds, Various Refunding AMT Republic Services, Series A, 2.150% due 8/1/23(a)(d)(f)	$1,600,032
		California State Public Works Board, Revenue Bonds:
70,000	A+	Judicial Council Projects, Series D, 5.000% due 12/1/21	76,087
60,000	A+	Various Capital Projects, Series A, 5.000% due 4/1/22	65,612
145,000	A+	Various Capital Projects, Series A, 5.000% due 4/1/23	158,465
115,000	A+	Various Capital Projects, Series A, 5.250% due 10/1/24	125,055
115,000	A+	Various Capital Projects, Series A, 5.250% due 10/1/25	124,989
30,000	A+	Various Capital Projects, Series G, 5.000% due 11/1/23	33,210
30,000	A+	Various Capital Projects, Series G, 5.000% due 11/1/24	33,162
50,000	AA+	City of Los Angeles CA Wastewater System Revenue, Revenue Bonds, Unrefunded Balance Refunding, Series A, Prerefunded 6/1/19 @ 100, 5.750% due 6/1/34(c)	51,017
45,000	Aa2(b)	City of Oakland CA, GO, Series B, Prerefunded 1/15/19 @ 100, 6.000% due 1/15/34(c)	45,229
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/36	3,469,320
65,000	AA-	County of San Bernardino CA, COP, Refunding Arrowhead Project, Series A, 5.250% due 8/1/26	66,375
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Capital Appreciation Asset Bkd, Series A, AMBAC, zero coupon, due 6/1/24	152,101
145,000	A+	Enhanced Asset Bkd, Series A, 5.000% due 6/1/29	159,212
115,000	BBB+	Securitization Asset Bkd, Series A1, 5.000% due 6/1/25	126,269
30,000	BBB+	Securitization Asset Bkd, Series A1, 5.000% due 6/1/26	33,067
115,000	AA+	Los Angeles Community College District, GO, 2008 Election, Series A, Prerefunded 8/1/19 @ 100, 6.000% due 8/1/33(c)	118,328
290,000	AA	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/29	333,039
1,500,000	Aa2(b)	Los Angeles Unified School District, GO, Refunding, Series A, 5.000% due 7/1/27	1,804,800
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Refunding, Series A, 5.000% due 7/1/22	32,359
110,000	A+	Refunding, Series A, 5.000% due 7/1/23	118,392
		Northern California Power Agency, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/19	35,680
65,000	A+	Series A, 5.000% due 7/1/22	66,167
170,000	Aa3(b)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/23	185,298
		Oakland Unified School District, GO:
30,000	A	Series A, 5.000% due 8/1/28	34,534
100,000	AA	Refunding, 5.000% due 8/1/26	115,845
145,000	A+	Port of Oakland, Revenue Bonds, Refunding AMT Senior Lien, Series P, 5.000% due 5/1/22(d)	157,618
		Poway Unified School District Public Financing Authority:
35,000	NR	Refunding, Series A, 5.000% due 9/1/25	39,197
45,000	NR	Refunding, Series A, 5.000% due 9/1/28	49,303
50,000	NR	Refunding, Series A, 5.000% due 9/1/32	53,782
90,000	A-	Sacramento City Financing Authority, Capital Appreciation Tax Allocation, Series A, NPFG, zero coupon, due 12/1/26	70,329
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Refunding, Series A, 5.000% due 4/15/23	279,796
60,000	AA+	San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds, Senior, Series A, Prerefunded 5/15/19 @ 100, 5.000% due 5/15/22(c)	60,913
75,000	AA-	San Diego Unified School District, GO, Capital Appreciation Election 2008, Series C, zero coupon, due 7/1/34	42,307
		San Marcos Unified School District, GO:
105,000	AA-	Capital Appreciation 2010 Election, Series B, zero coupon, due 8/1/35	56,086
60,000	AA-	Capital Appreciation 2010 Election, Series B, zero coupon, due 8/1/37	29,132

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
California - 2.4% - (continued)
$55,000	AA+	Santa Monica-Malibu Unified School District, GO, Capital Appreciation, NPFG, zero coupon, due 8/1/20	$53,293
		State of California, GO:
3,125,000	AA-	4.000% due 12/1/30(a)	3,252,906
60,000	AA+	Prerefunded Various Purpose, Prerefunded 4/1/19 @ 100, 6.000% due 4/1/38(c)	60,868
80,000	AA-	Refunding, 5.000% due 9/1/29	93,120
435,000	AA-	Refunding Various Purpose, Series B, 5.000% due 8/1/26	513,357
205,000	AA-	Refunding Various Purpose, Series C, 5.000% due 8/1/29	238,364
115,000	AA-	Unrefunded Balance Various Purpose, 6.000% due 4/1/38	116,510
		State of California Department of Water Resources, Revenue Bonds:
65,000	AAA	Water Resources Water System, Series AI, 5.000% due 12/1/25	70,890
140,000	AAA	Water Resources Water System, Series AI, 5.000% due 12/1/29(c)	153,034
40,000	AA+	Union Elementary School District, GO, Capital Appreciation, NPFG, Series A, zero coupon, due 9/1/20	38,677
30,000	AA	University of California, Revenue Bonds, Unrefunded Balance 2016 General, Series O, Prerefunded 5/15/19 @ 100, 5.250% due 5/15/39(c)	30,490
100,000	Aa3(b)	Washington Township Health Care District, GO, 2012 Election, Series A, 5.500% due 8/1/40	114,605
230,000	AA-	West Contra Costa Unified School District, GO, Refunding, 5.000% due 8/1/26	252,977
		Total California	19,878,034
Colorado - 1.1%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Refunding AMT, Series A, 5.000% due 11/15/24(d)	73,605
30,000	A+	Refunding AMT, Series A, 5.000% due 11/15/27(d)	34,766
145,000	A+	Refunding AMT, Series A, 5.000% due 11/15/28(d)	166,751
145,000	A+	Refunding AMT, Series A, 5.000% due 11/15/29(d)	165,722
115,000	A+	Refunding AMT, Series A, 5.000% due 11/15/30(d)	130,631
2,345,000	AA	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, Series A4, 5.000% due 11/15/48	2,650,929
		Colorado Health Facilities Authority, Revenue Bonds:
220,000	BBB+	Catholic Health Initiatives, Series D3, 5.000% due 10/1/38(a)	233,834
2,115,000	AA	Hospital Adventist Health, 5.000% due 11/15/36(a)	2,370,302
655,000	#Aaa(b)	Liberty Height Rmk 12/1/91, zero coupon, due 7/15/22	600,897
190,000	A3(b)	Parkview Medical Center Incorporate Project, 5.000% due 9/1/46	203,579
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	Capital Appreciation, zero coupon, due 9/1/35	30,066
85,000	A	Capital Appreciation, zero coupon, due 9/1/37	38,932
110,000	A	Capital Appreciation, zero coupon, due 9/1/38	47,954
140,000	A	Capital Appreciation Senior, Series B, zero coupon, due 9/1/20	134,210
2,250,000	AA-	State of Colorado, COP, Rural Colorado, Series A, 4.000% due 12/15/36	2,306,452
210,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(a)	224,681
		Total Colorado	9,413,311
Connecticut - 1.7%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
65,000	A-	Fairfield University, Series S, 5.000% due 7/1/26	74,443
30,000	A-	Fairfield University, Series S, 5.000% due 7/1/29	34,626
1,030,000	AAA	Revenue Yale University Rmkt 07/11/18, Series A, 2.050% due 7/1/35(a)	1,028,177
7,260,000	AAA	Yale University, Series A2, 2.000% due 7/1/42(a)	6,584,602
4,465,000	AAA	Yale University, Series V1, 1.350% due 7/1/36(a)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	101,177
85,000	A	Series E, 5.000% due 9/15/23	91,809
100,000	A	Series E, 5.000% due 10/15/26	112,981
150,000	A	Series E, 5.000% due 10/15/29	166,002

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Connecticut - 1.7% - (continued)
$1,600,000	A	Refunding, Series F, 5.000% due 9/15/26	$1,806,448
		Total Connecticut	14,465,265
Delaware - 0.5%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Refunding, Series C, 5.000% due 1/1/22	92,152
35,000	A	Refunding, Series C, 5.000% due 1/1/24	39,434
80,000	A	Refunding, Series C, 5.000% due 1/1/25	89,869
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	3,618,232
		Total Delaware	3,839,687
District of Columbia - 0.5%
		District of Columbia, Revenue Bonds:
195,000	A1(b)	Deed Tax, Series A, 5.000% due 6/1/40	201,456
120,000	AAA	Income Tax Revenue, Series A, 5.000% due 12/1/36	128,274
		Metropolitan Washington Airports Authority, Revenue Bonds:
2,500,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/24(d)	2,826,175
115,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/28(d)	134,559
280,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/29(d)	322,794
95,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/30(d)	109,577
205,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/31(d)	234,426
60,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/34(d)	67,192
55,000	AA-	Refunding AMT, Series A, 5.000% due 10/1/36(d)	61,129
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	274,294
		Total District of Columbia	4,359,876
Florida - 4.1%
		Brevard County School District, COP:
95,000	Aa3(b)	Refunding, 5.000% due 7/1/27	107,173
215,000	Aa3(b)	Refunding, 5.000% due 7/1/30	240,650
85,000	Aa3(b)	School Board Certificates, Series C, 5.000% due 7/1/24	96,364
		Citizens Property Insurance Corp., Revenue Bonds:
80,000	A+	Senior Secured, Series A1, 5.000% due 6/1/21	85,442
60,000	A+	Senior Secured, Series A1, 5.000% due 6/1/22	65,523
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA	Refunding, 5.000% due 12/1/21	43,321
65,000	AA	Refunding, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(c)	70,556
70,000	AA	Refunding, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(c)	75,984
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	Refunding Better Jacksonville, 5.000% due 10/1/22	125,482
155,000	A+	Refunding Better Jacksonville, 5.000% due 10/1/23	170,139
		City of Tallahassee FL, Revenue Bonds:
50,000	Baa1(b)	Refunding Tallahassee Memorial Healthcare, 5.000% due 12/1/40	53,106
15,000	Baa1(b)	Tallahassee Memorial Healthcare Inc., 5.000% due 12/1/19	15,384
35,000	Baa1(b)	Tallahassee Memorial Healthcare Inc., 5.000% due 12/1/21	37,422
		City of Tampa FL, Revenue Bonds:
45,000	Aa2(b)	Baycare Health System, 5.000% due 11/15/19	46,312
55,000	A+	Cigarette H Lee, 5.000% due 9/1/28	59,736
170,000	AA	City of Tampa FL Solid Waste System Revenue, Revenue Bonds, Refunding, AGM, 5.000% due 10/1/19(d)	173,936
		County of Broward FL Airport System Revenue, Revenue Bonds:
30,000	A+	Airport System Revenue AMT, 5.000% due 10/1/28(d)	34,447
60,000	A+	Airport System Revenue AMT, 5.000% due 10/1/30(d)	68,048
90,000	A+	Airport System Revenue AMT, 5.000% due 10/1/31(d)	101,484
90,000	A+	Series Q1, 5.000% due 10/1/23	98,894
120,000	A+	Senior, Series A, 5.000% due 10/1/29(d)	133,221

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Florida - 4.1% - (continued)
$85,000	A+	Senior, Series A, 5.000% due 10/1/31(d)	$93,762
115,000	A+	Senior, Series A, 5.000% due 10/1/32(d)	126,485
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/20(d)	41,881
40,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/21(d)	42,741
50,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/22(d)	54,510
60,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/23(d)	66,517
65,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/24(d)	72,914
65,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/25(d)	73,750
65,000	AA+	Refunding AMT, Series A, 5.000% due 9/1/26(d)	74,471
		County of Indian River FL Water & Sewer Revenue, Revenue Bonds:
55,000	AA	Refunding, 5.000% due 9/1/21	56,225
65,000	AA	Refunding, 5.000% due 9/1/22	66,444
120,000	AA	County of Miami-Dade FL, GO, Refunding, Series A, 5.000% due 11/1/23	135,164
		County of Miami-Dade FL, Revenue Bonds:
210,000	A+	Refunding Jackson Health System, Series B, 5.000% due 6/1/20	219,024
160,000	A+	Refunding Subordinated, 5.000% due 10/1/28	183,497
120,000	A+	Refunding Subordinated, 5.000% due 10/1/29	136,289
215,000	A+	Refunding Subordinated, 5.000% due 10/1/30	242,707
65,000	A+	Refunding Subordinated, Series A, 5.000% due 10/1/25	71,099
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
295,000	AA	Series B, 5.000% due 10/1/35	309,352
90,000	A	Miami International Airport, Series A1, 5.000% due 10/1/22	94,461
135,000	A2(b)	Miami International Airport, Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(c)	143,271
70,000	A	Refunding, Series A, 5.000% due 10/1/30	79,593
30,000	A	Refunding, Series A, 5.000% due 10/1/31	33,978
65,000	A	Refunding, Series B, 5.000% due 10/1/24	71,298
215,000	A	Refunding, Series B, 5.000% due 10/1/37	235,610
85,000	A	Refunding AMT, Series A, 5.000% due 10/1/22(d)	92,359
290,000	A	Refunding AMT, Series A, 5.000% due 10/1/24(d)	314,778
55,000	A	Refunding AMT, Series A, 5.000% due 10/1/27(d)	60,703
80,000	A	Refunding AMT, Series A, 5.000% due 10/1/29(d)	87,669
160,000	A	Refunding AMT, Series A, 5.000% due 10/1/33(d)	173,830
70,000	A	Refunding AMT, Series A, 5.000% due 10/1/35(d)	75,743
105,000	A	Refunding AMT, Series B, 5.000% due 10/1/20(d)	109,900
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	S, 5.000% due 7/1/21	37,433
50,000	AA	S, 5.000% due 7/1/42	53,576
		Duval County Public Schools, COP:
125,000	AA-	School Board Certificates, Series B, 5.000% due 7/1/27	142,016
30,000	AA-	School Board Certificates, Series B, 5.000% due 7/1/28	33,987
190,000	AA-	School Board Certificates, Series B, 5.000% due 7/1/30	214,157
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(b)	All Requirements Power Supply, 5.000% due 10/1/24	34,228
45,000	A2(b)	All Requirements Power Supply, 5.000% due 10/1/27	51,470
55,000	A2(b)	Refunding, Series A, 5.000% due 10/1/30	63,116
60,000	A2(b)	Refunding, Series A, 5.000% due 10/1/31	68,628
355,000	A2(b)	St Lucie Project, Series A, 5.000% due 10/1/26	385,331
80,000	A1(b)	Series A, 5.000% due 10/1/22	87,937
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Department Transportation, Series C, 4.375% due 7/1/37	2,599,625
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	AMT Priority Subordinated, Series A, 5.000% due 10/1/28(d)	114,326

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Florida - 4.1% - (continued)
$60,000	A+	AMT Priority Subordinated, Series A, 5.000% due 10/1/30(d)	$67,949
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Refunding, 5.000% due 6/1/28	38,385
70,000	A-	Refunding, 5.000% due 6/1/35	74,514
345,000	AA	Highlands County Health Facilities Authority, Revenue Bonds, 6.000% due 11/15/37	357,765
105,000	WR(b)	Hillsborough County Industrial Development Authority, Revenue Bonds, Various Health Facilities B Rmkt 8/6/9, Series Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32(c)	110,401
		Indian River County School Board, COP:
75,000	AA-	Refunding, Series A, 5.000% due 7/1/24	84,860
60,000	AA-	Refunding, Series A, 5.000% due 7/1/25	68,946
200,000	A	JEA Electric System Revenue, Revenue Bonds, Subordinated, Series B, 5.000% due 10/1/26	227,976
		JEA Water & Sewer System Revenue, Revenue Bonds:
35,000	NR	Series C, Prerefunded 4/1/19 @ 100, 5.000% due 10/1/20(c)	35,353
15,000	AAA	Unrefunded Balance, Series C, 5.000% due 10/1/20	15,150
		Lake County School Board, COP:
30,000	AA	Master Lease Program, Series A, AGM, 5.000% due 6/1/25	33,509
50,000	AA	Master Lease Program, Series A, AGM, 5.000% due 6/1/26	55,633
15,000	AA	Master Lease Program, Series A, AGM, 5.000% due 6/1/28	16,577
60,000	AA	Manatee County School District, Revenue Bonds, AGM, 5.000% due 10/1/25	69,356
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A+	Refunding, Series A, 5.000% due 7/1/31	50,999
115,000	A+	Refunding, Series A, 5.000% due 7/1/32	129,971
95,000	A+	Refunding, Series A, 5.000% due 7/1/33	106,969
30,000	A+	Refunding, Series A, 5.000% due 7/1/34	33,644
235,000	A+	Series A, 5.000% due 7/1/40	244,066
85,000	A+	Series A, 5.000% due 7/1/44	91,845
		Mid-Bay Bridge Authority, Revenue Bonds:
105,000	BBB+	Refunding, Series A, 5.000% due 10/1/27	117,663
145,000	BBB+	Refunding, Series A, 5.000% due 10/1/28	161,635
80,000	BBB+	Refunding, Series A, 5.000% due 10/1/29	88,659
70,000	BBB+	Refunding, Series A, 5.000% due 10/1/30	77,126
		Orange County Health Facilities Authority, Revenue Bonds:
365,000	A	Health Facilities, Series A, 5.000% due 10/1/42	386,221
130,000	A	Hospital Orlando Health Inc., 5.250% due 10/1/20	133,480
150,000	A	Hospital Orlando Health Inc., Series B, 5.000% due 10/1/42	158,721
		Orange County School Board, COP:
115,000	Aa2(b)	Certificates, Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(c)	126,767
200,000	Aa2(b)	Refunding, Series C, 5.000% due 8/1/29	226,818
		Orlando Utilities Commission, Revenue Bonds:
50,000	AA	Refunding, Series A, 5.000% due 10/1/23	56,256
25,000	AA	Refunding, Series A, 5.000% due 10/1/25	29,068
45,000	AA	Refunding, Series B, 5.000% due 10/1/19	46,147
100,000	AA	Refunding, Series B, 5.000% due 10/1/20	105,329
60,000	A+	Orlando-Orange County Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/20	62,776
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	BBB+	Refunding BRRH Corporation Obligation Group, 5.000% due 12/1/23	10,994
20,000	BBB+	Refunding BRRH Corporation Obligation Group, 5.000% due 12/1/24	22,274
		Palm Beach County School District, COP:
135,000	Aa3(b)	County Florida School Board, Series B, 5.000% due 8/1/25	155,762
705,000	Aa3(b)	Florida School Board Certificates, Series A, 5.000% due 8/1/26	822,333
55,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/22	60,433
35,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/23	39,239
40,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/24	45,496

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Florida - 4.1% - (continued)
$135,000	Aa3(b)	Refunding, Series A, 5.000% due 8/1/25	$155,762
300,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/26	345,540
240,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/27	274,848
160,000	Aa3(b)	School Board Certificates, Series B, 5.000% due 8/1/28	182,184
695,000	Aa3(b)	School Board Certificates, Series D, 5.000% due 8/1/26	800,501
315,000	Aa3(b)	School Board Certificates, Series D, 5.000% due 8/1/27	360,738
110,000	Aa3(b)	School Board Certificates, Series D, 5.000% due 8/1/28	125,252
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, Refunding, 5.000% due 10/1/24	269,580
		School Board of Miami-Dade County, COP:
570,000	A+	County Florida School Board, Series A, 5.000% due 5/1/31	635,191
120,000	AA	County Florida School Board, Series A, AGM, 5.000% due 5/1/27	136,034
220,000	A+	County Florida School Board, Series B, 5.000% due 8/1/27	251,458
340,000	A+	Florida School Board, Series D, 5.000% due 11/1/24	386,202
355,000	A+	Florida School Board, Series D, 5.000% due 11/1/25	403,035
230,000	A+	Florida School Board, Series D, 5.000% due 11/1/26	260,581
115,000	A+	Florida School Board Certificates, Series D, 5.000% due 2/1/29	129,382
190,000	A+	Florida School Board Certificates, Series D, 5.000% due 2/1/30	212,788
395,000	A+	Refunding, Series B, 5.000% due 5/1/28	444,071
		School District of Broward County, COP:
70,000	A+	Florida School Board Certificates, Series A, 5.000% due 7/1/32	79,012
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(c)	131,620
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(c)	636,161
155,000	A+	Refunding, Series A, 5.000% due 7/1/21	165,977
145,000	A+	Refunding, Series A, 5.000% due 7/1/22	158,623
60,000	A+	Refunding, Series B, 5.000% due 7/1/25	69,064
335,000	A+	Refunding, Series B, 5.000% due 7/1/26	383,421
230,000	A+	Refunding, Series B, 5.000% due 7/1/27	261,903
390,000	A+	Refunding, Series B, 5.000% due 7/1/28	441,835
460,000	A+	School Board Certificates, Series A, 5.000% due 7/1/26	518,283
265,000	A+	School Board Certificates, Series A, 5.000% due 7/1/27	301,758
115,000	A+	School Board Certificates, Series A, 5.000% due 7/1/28	130,211
45,000	A+	Unrefunded Balance, Series A, 5.000% due 7/1/25	48,792
		Seminole County School Board, COP:
60,000	Aa3(b)	County Florida School Board, Series C, 5.000% due 7/1/23	66,637
50,000	Aa3(b)	County Florida School Board, Series C, 5.000% due 7/1/24	56,379
115,000	AA	South Florida Water Management District, COP, Refunding, 5.000% due 10/1/30	130,507
80,000	Baa1(b)	South Lake County Hospital District, Revenue Bonds, South Lake Hospital, Series A, 6.250% due 4/1/39	80,846
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	Baptist Health South Florida, 5.000% due 8/15/24	84,548
120,000	AA-	Baptist Health South Florida, 5.000% due 8/15/25	137,101
		St Lucie County School Board, COP:
60,000	A	Refunding Master Lease Program, Series A, 5.000% due 7/1/25	66,036
125,000	A	Refunding Master Lease Program, Series A, 5.000% due 7/1/27	136,785
		State of Florida, GO:
5,995,000	AAA	Department Transportation Right Of Way, 5.000% due 7/1/32	7,073,201
80,000	AAA	Refunding Capital Outlay, Series D, 5.000% due 6/1/21	82,022
145,000	AAA	Refunding Capital Outlay, Series E, 5.000% due 6/1/24	155,082
358,000	AAA	Refunding Capital Outlay 2011, Series C, 5.000% due 6/1/20	374,300
289,000	AAA	Refunding Capital Outlay 2011, Series C, 5.000% due 6/1/22	309,750
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,379,060
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Refunding and Improvement, Series A, NPFG, 6.000% due 10/1/29	90,221

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Florida - 4.1% - (continued)
$70,000	AA+	Refunding and Improvement, NPFG, 5.500% due 10/1/22	$78,575
145,000	AA	Volusia County School Board, COP, Florida School Board Certificates, Series A, 5.000% due 8/1/32	161,516
		Total Florida	34,437,917
Georgia - 1.7%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	Refunding, 5.000% due 11/1/27	34,319
70,000	AA-	Refunding, 5.000% due 11/1/29	79,503
205,000	#Aaa(b)	Colquitt County Development Authority, Revenue Bonds, Zero Coupon Subordinated C Rmkt 03/23/92, zero coupon, due 12/1/21	191,218
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	48,854
		DeKalb County Hospital Authority, Revenue Bonds:
170,000	WD(g)	Dekalb Medical Center Inc. Project, 6.000% due 9/1/30(c)	181,455
310,000	WD(g)	Dekalb Medical Center Inc. Project, 6.125% due 9/1/40(c)	331,548
840,000	Aa2(b)	Main Street Natural Gas Inc., Revenue Bonds, Subordinated, Series C, 4.000% due 8/1/48(a)	877,313
335,000	AA+	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Third Series, Prerefunded 7/1/19 @ 100, 5.250% due 7/1/36(c)	341,596
195,000	A3(b)	Monroe County Development Authority, Revenue Bonds, Various Georgia Power Company Plant, 2.350% due 10/1/48(a)	193,857
		Municipal Electric Authority of Georgia, Revenue Bonds:
105,000	A	Series GG, 5.000% due 1/1/24	115,193
35,000	A	Series GG, 5.000% due 1/1/25	38,370
145,000	A	Series GG, 5.000% due 1/1/26	158,665
265,000	A-	Project One Subordinated, Series A, 5.000% due 1/1/21	277,815
45,000	A-	Project One Subordinated, Series A, 5.250% due 1/1/20	46,469
85,000	A-	Unrefunded Balance Project, Series D, 5.750% due 1/1/19	85,192
		Municipal Gas Authority of Georgia, Revenue Bonds:
40,000	AA-	Gas Portfolio III Project, 5.000% due 10/1/24	45,249
60,000	AA-	Gas Portfolio III Project, Series Q, 5.000% due 10/1/22	65,805
35,000	AA-	Refunding Gas Portfolio III, Series S, 5.000% due 10/1/22	38,386
70,000	AA-	Refunding Gas Portfolio III, Series S, 5.000% due 10/1/24	76,477
320,000	A+	Richmond County Hospital Authority, Revenue Bonds, University Health Services Inc. Project, Prerefunded 1/1/19 @ 100, 5.500% due 1/1/36(c)	320,893
		State of Georgia, GO:
3,835,000	AAA	Refunding, Series C, 5.000% due 7/1/29	4,548,003
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,020,650
		Total Georgia	14,116,830
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(b)	Refunding Senior, Series D, 5.000% due 9/1/22	126,933
90,000	Aa1(b)	Refunding Senior, Series D, 5.000% due 9/1/26	106,051
500,000	AA+	State of Hawaii, GO, Refunding, Series FH, 5.000% due 10/1/28	582,180
115,000	AA-	State of Hawaii Airports System Revenue, Revenue Bonds, Senior, Series A, 5.000% due 7/1/45(d)	125,939
		Total Hawaii	941,103
Idaho - 0.4%
45,000	AA-	Idaho Health Facilities Authority, Revenue Bonds, Prerefunded 12/1/18 @ 100, 6.250% due 12/1/33(c)	45,000
		Idaho Housing & Finance Association, Revenue Bonds:
60,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/20	62,677
90,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/21	96,412
100,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/22	109,519

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Idaho - 0.4% - (continued)
$45,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/23	$50,116
35,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/24	39,565
35,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/25	40,172
95,000	A2(b)	Refunding Granote and Revenue Anticipation Feducation Highway, 5.000% due 7/15/27	110,497
2,380,000	Aa1(b)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,620,095
		Total Idaho	3,174,053
Illinois - 6.0%
		Chicago Board of Education, GO:
45,000	B+	Acquisition Project, Series C, 5.250% due 12/1/39	45,321
45,000	B+	Chicago School Reform Board, Series A, NPFG, 5.250% due 12/1/21	47,625
30,000	B+	Refunding Dedicated, Series F, 5.000% due 12/1/20	30,812
170,000	AA	Refunding Dedicated Revenue, Series D, AGC, 5.000% due 12/1/20	170,422
150,000	AA	Refunding Dedicated Revenue, Series D, AGC, 5.000% due 12/1/21	150,373
75,000	AA	Refunding Dedicated Revenue, Series D, AGC, Prerefunded 12/1/18 @ 100, 5.000% due 12/1/19(c)	75,000
60,000	B+	Series A, 5.000% due 12/1/41	59,273
55,000	B+	Series A, 5.000% due 12/1/42	54,243
1,160,000	NR	Series C, 5.000% due 12/1/26	1,207,015
690,000	NR	Series C, 5.000% due 12/1/27	715,479
170,000	B+	Series C, 5.500% due 12/1/39	172,240
330,000	NR	Series D, 5.000% due 12/1/46	317,500
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Refunding AMT, Series A, 5.000% due 1/1/29(d)	71,457
100,000	A	Refunding AMT, Series A, 5.000% due 1/1/30(d)	109,250
70,000	A	Refunding AMT, Series A, 5.000% due 1/1/31(d)	76,234
190,000	A	Refunding AMT Second Lien, Series A, 5.000% due 1/1/32(d)	204,533
10,000	A	Refunding Second Lien, Series B, 5.000% due 1/1/19	10,023
30,000	A	Refunding Second Lien, Series B, 5.000% due 1/1/22	32,246
95,000	A	Refunding Second Lien, Series B, 5.000% due 1/1/24	105,591
		Chicago O'Hare International Airport, Revenue Bonds:
420,000	A	General Third Lien, Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(c)	458,308
130,000	A	General Third Lien, Series B, 5.000% due 1/1/20	134,153
150,000	A	Refunding AMT General Third Lien, Series D, 5.250% due 1/1/19(d)	150,367
200,000	A	Refunding AMT Passenger Facility, 5.000% due 1/1/22(d)	214,358
65,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/22	70,368
40,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/23	44,172
45,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/24	50,494
65,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/25	73,819
60,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/26	68,805
70,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/33	77,313
80,000	A	Refunding General Senior Lien, Series C, 5.000% due 1/1/34	87,946
45,000	A	Refunding General Senior Lien, Series D, 5.000% due 1/1/33(d)	49,280
60,000	A	Refunding General Senior Lien, Series D, 5.000% due 1/1/27(d)	67,857
15,000	A	Refunding General Senior Lien, Series D, 5.000% due 1/1/28(d)	16,845
85,000	A	Refunding General Senior Lien, Series D, 5.000% due 1/1/31(d)	93,809
50,000	A	Refunding Passenger Facility Charge, Series A, 5.000% due 1/1/22	54,129
75,000	BBB	Senior Trips Obligation Group, 5.000% due 7/1/38(d)	81,288
		Chicago Transit Authority, Revenue Bonds:
45,000	A+	Refunding Federal Transit Administration Section 5337, 5.000% due 6/1/23	49,223
50,000	A+	Refunding Federal Transit Administration Section 5338, 5.000% due 6/1/22	53,869
500,000	BBB+	City of Chicago IL, GO, Capital Appreciation City Colleges, zero coupon, due 1/1/20	485,225
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, Second Lien, 5.000% due 1/1/23	42,688

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Illinois - 6.0% - (continued)
$30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, Unrefunded Balance 2017 Refunding, AGM, 5.250% due 11/1/33	$30,065
		Cook County Forest Preserve District, GO:
60,000	AA-	Series C, 5.000% due 12/15/25	63,605
40,000	AA-	Limited Tax Project, Series B, 5.000% due 12/15/24	42,582
30,000	AA-	Limited Tax Project, Series B, 5.000% due 12/15/23	32,061
50,000	AA	Cook County High School District No 205 Thornton Township, GO, Prerefunded 12/1/18 @ 100, 5.500% due 12/1/19(c)	50,000
155,000	Aaa(b)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Refunding, Series B, 5.000% due 12/1/24	178,041
		County of Cook IL, GO:
565,000	AA-	Refunding, Series A, 5.250% due 11/15/24	593,635
60,000	AA-	Refunding, Series C, 5.000% due 11/15/22	65,557
145,000	AA-	Refunding, Series C, 5.000% due 11/15/23	158,086
540,000	AA-	Refunding, Series C, 5.000% due 11/15/24	584,933
85,000	AA-	Refunding, Series G, 5.000% due 11/15/25	88,535
15,000	AA	Refunding AGM Credit, Series C, AGM, 5.000% due 11/15/25	16,272
35,000	Aa3(b)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Refunding, 5.000% due 2/1/29	39,405
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, Zero Regency Park A Rmk 4/15/92, zero coupon, due 7/15/23	744,227
		Illinois Finance Authority, Revenue Bonds:
15,000	AA+	Centegra Health System, Series A, 5.000% due 9/1/34	16,496
235,000	AA+	Centegra Health System, 5.000% due 9/1/32	252,190
315,000	AA+	Centegra Health System, 5.000% due 9/1/38	334,600
150,000	AAA	Illinois St Clean Water Initiative, 5.000% due 7/1/29	173,065
145,000	AAA	Illinois St Clean Water Initiative, 5.000% due 1/1/30	166,760
255,000	AAA	Illinois St Clean Water Initiative, 5.000% due 7/1/31	290,782
230,000	Baa2(b)	Ingalls Health System, 5.000% due 5/15/43	238,101
110,000	A3(b)	Mercy Health Corporation, 5.000% due 12/1/29	122,274
100,000	A3(b)	Mercy Health Corporation, 5.000% due 12/1/46	106,591
40,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/25	45,937
60,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/26	69,634
60,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/28	69,811
4,260,000	AA+	Northwestern Memorial Healthcare, 5.000% due 7/15/57(a)	4,689,919
45,000	A	OSF Healthcare System, Series A, 5.000% due 5/15/23	48,614
30,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/27	33,826
35,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/28	39,268
55,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/29	61,398
100,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/32	110,262
70,000	A	OSF Healthcare System, Series A, 5.000% due 11/15/45	75,013
70,000	A	OSF Healthcare System, 5.000% due 5/15/28	78,995
40,000	A	OSF Healthcare System, 5.000% due 5/15/29	44,885
115,000	AA-(g)	Palos Community Hospital, Series C, 5.000% due 5/15/19	116,372
45,000	NR	Prerefunded University Chicago Medical, Series C, Prerefunded 8/15/20 @ 100, 5.000% due 8/15/23(c)	47,171
35,000	AA+	Presence Health Network, Series C, 3.750% due 2/15/34	34,228
160,000	AA+	Presence Health Network, Series C, 4.000% due 2/15/36	160,760
485,000	AA+	Presence Health Network, Series C, 4.000% due 2/15/41	477,744
35,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/22	37,992
15,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/24	16,895
75,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/26	86,764
200,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/28	231,446

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Illinois - 6.0% - (continued)
$135,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/29	$154,864
50,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/31	56,788
365,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/32	412,600
145,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/33	163,264
65,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/36	72,181
315,000	AA+	Presence Health Network, Series C, 5.000% due 2/15/41	344,572
185,000	AA+	Provena Health, Series A, Prerefunded 5/1/20 @ 100, 6.250% due 5/1/21(c)	195,782
60,000	AA+	Provena Health, Series A, 6.000% due 5/1/20	63,289
1,000,000	A	Refunding, Series A, 5.000% due 5/15/29	1,147,950
1,000,000	A	Refunding, Series A, 5.000% due 5/15/31	1,130,290
1,000,000	A	Refunding, Series A, 5.000% due 5/15/30	1,138,080
45,000	A-	Refunding Bradley University Project, Series C, 5.000% due 8/1/24	49,777
40,000	A-	Refunding Bradley University Project, Series C, 5.000% due 8/1/22	43,175
870,000	A	Refunding Edward Elmhurst Healthcare, 5.000% due 1/1/38	931,326
1,300,000	A	Refunding Edward Elmhurst Healthcare, 5.000% due 1/1/44	1,379,027
50,000	A	Refunding Northwest Community Hospital, Series A, 5.000% due 7/1/34	54,561
75,000	A	Refunding Northwest Community Hospital, Series A, 5.000% due 7/1/30	83,675
255,000	A	Refunding Northwest Community Hospital, Series A, 5.000% due 7/1/36	276,402
840,000	Baa1(b)	Refunding Silver Cross Hospital and Medical, 5.000% due 8/15/44	886,494
175,000	Baa1(b)	Refunding Silver Cross Hospital and Medical, 5.000% due 8/15/35	187,976
25,000	Baa1(b)	Refunding Silver Cross Hospital and Medical, 5.000% due 8/15/27	27,603
60,000	BBB	Refunding Swedish Covenant, Series A, Prerefunded 2/15/20 @ 100, 5.500% due 8/15/24(c)	62,434
40,000	BBB	Refunding Swedish Covenant, Series A, Prerefunded 2/15/20 @ 100, 5.750% due 8/15/29(c)	41,740
30,000	AA-	Revenue Carle Foundation, Series A, 5.000% due 2/15/25	33,892
45,000	AA-	Revenue Carle Foundation, Series A, 5.000% due 2/15/24	50,219
45,000	AA-	Revenue Carle Foundation, Series A, 5.000% due 2/15/26	51,235
25,000	A+	Riverside Health System, 5.000% due 11/15/29	26,815
75,000	A+	Riverside Health System, 5.000% due 11/15/26	80,994
20,000	BBB+	Rosalind Franklin University, Series A, 5.000% due 8/1/47	21,121
25,000	BBB+	Rosalind Franklin University Research, 5.000% due 8/1/49	26,345
85,000	A+	Rush University Medical Center, Series B, 5.000% due 11/15/26	96,115
60,000	A+	Rush University Medical Center, Series A, 5.000% due 11/15/34	65,621
10,000	A+	Rush University Medical Center, Series A, 5.000% due 11/15/21	10,765
375,000	WD(g)	Silver Cross and Medical Ctrs, Prerefunded 8/15/19 @ 100, 7.000% due 8/15/44(c)	387,877
95,000	A+	Swedish American Hospital, 5.000% due 11/15/43	98,912
95,000	BBB	Swedish Covenant Hospital, Series A, 5.000% due 8/15/33	102,498
60,000	AA-	Trinity Health Credit, Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(c)	64,856
90,000	AA-	Unrefunded Balance University, 5.000% due 8/15/23	94,082
1,055,000	AA+	Various Ascension Health, Series E, 1.750% due 11/15/42(a)	1,039,650
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Refunding, Series A, 5.000% due 2/1/28	327,193
105,000	A	Refunding, Series A, 5.000% due 2/1/31	117,252
		Illinois State Toll Highway Authority, Revenue Bonds:
365,000	AA-	Series A, 5.000% due 1/1/40	400,847
50,000	AA-	Refunding Senior, Series A, 5.000% due 12/1/31	55,934
175,000	AA-	Refunding Senior, Series D, 5.000% due 1/1/24	196,812
255,000	Aa3(b)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Prerefunded Capital Appreciation, Series B, AMBAC, zero coupon, due 1/1/22	237,540
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
130,000	Aa3(b)	Prerefunded Capital Appreciation, AMBAC, zero coupon, due 12/1/18	130,000
260,000	AA	Refunding, 5.000% due 1/1/26	292,474
55,000	AA	Refunding, 5.000% due 1/1/29	62,648

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Illinois - 6.0% - (continued)
$155,000	Baa2(b)	Lake County Community High School District No 117 Antioch, GO, Capital Appreciation, Series B, NPFG, zero coupon, due 12/1/20	$146,362
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, Capital Appre School Building FGIC FSA Credit AGM, zero coupon, due 1/1/24	196,855
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(b)	Capital Appreciation School Building, Series B, NPFG, zero coupon, due 1/15/24	185,191
225,000	Aa2(b)	Capital Appreciation School Building, Series B, NPFG, zero coupon, due 1/15/25	186,986
170,000	Aa2(b)	Capital Appreciation School Building, Series B, NPFG, zero coupon, due 1/15/26	135,728
		McHenry County Conservation District, GO:
65,000	AA+	Refunding, 5.000% due 2/1/24	73,000
175,000	AA+	Refunding, 5.000% due 2/1/27	197,181
		Metropolitan Pier & Exposition Authority, Revenue Bonds:
75,000	Baa2(b)	Capital Appreciation Mccormick Place, Series A, NPFG, zero coupon, due 6/15/20	71,443
105,000	Baa2(b)	Capital Appreciation Refunding Mccormick, Series A, NPFG, zero coupon, due 6/15/23	88,892
455,000	AA	Capital Appreciation Refunding Mccormick, Series B, AGM, zero coupon, due 6/15/43	142,128
1,080,000	AA	Capital Appreciation Refunding Mccormick, Series B, AGM, zero coupon, due 6/15/44	320,134
115,000	AA	Capital Appreciation Refunding Mccormick, Series B, AGM, zero coupon, due 6/15/47	29,303
1,400,000	BBB	Capital Appreciation Refunding Mccormick Place, zero coupon, due 12/15/51	254,940
4,680,000	BBB	Capital Appreciation Refunding Mccormick Project, Series A, NPFG, zero coupon due 6/15/28	3,105,461
195,000	BBB	Unrefunded Balance Capital, Series A, NPFG, zero coupon, due 12/15/23	161,678
		Railsplitter Tobacco Settlement Authority, Revenue Bonds:
310,000	A	5.000% due 6/1/23	340,520
405,000	A	5.000% due 6/1/24	450,935
405,000	WD(g)	Prerefunded 6/1/21 @ 100, 5.500% due 6/1/23(c)	437,643
		Regional Transportation Authority, Revenue Bonds:
70,000	AA	Refunding, Series A, 5.000% due 7/1/20	73,039
70,000	AA	Refunding, Series A, 5.000% due 7/1/21	74,594
		State of Illinois, GO:
65,000	BBB-	5.000% due 2/1/26	67,599
120,000	BBB-	5.000% due 11/1/20	124,416
95,000	BBB-	5.000% due 3/1/20	97,365
80,000	BBB-	5.000% due 3/1/21	82,544
145,000	BBB-	5.000% due 3/1/22	150,880
225,000	BBB-	5.000% due 1/1/22	233,687
220,000	BBB-	5.000% due 4/1/23	230,875
225,000	BBB-	5.000% due 6/1/25	238,412
3,005,000	BBB-	5.000% due 6/1/26	3,187,884
425,000	BBB-	5.000% due 2/1/27	447,789
60,000	BBB-	5.000% due 4/1/28	61,861
25,000	BBB-	5.000% due 5/1/28	25,775
70,000	BBB-	5.000% due 5/1/32	71,864
190,000	BBB-	5.000% due 5/1/33	194,875
305,000	BBB-	5.250% due 2/1/31	317,401
115,000	BBB-	5.500% due 7/1/38	120,720
105,000	BBB-	Series A, 5.000% due 1/1/33	107,032
65,000	BBB-	Series A, 4.000% due 1/1/23	65,297
405,000	BBB-	Series D, 5.000% due 11/1/25	429,223
390,000	BBB-	Series D, 5.000% due 11/1/26	414,032
90,000	BBB-	Refunding, 5.000% due 1/1/19	90,161
130,000	BBB-	Refunding, 5.000% due 8/1/19	131,985
345,000	AA	Refunding, 5.000% due 1/1/21	354,011
45,000	BBB-	Refunding, 5.000% due 8/1/21	46,651
190,000	BBB-	Refunding, 5.000% due 8/1/22	198,436

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Illinois - 6.0% - (continued)
$100,000	BBB-	Refunding, 5.000% due 8/1/23	$105,118
45,000	BBB-	Refunding, 5.000% due 2/1/23	47,163
180,000	BBB-	Refunding, 5.000% due 2/1/28	189,596
165,000	BBB-	Refunding, 5.000% due 2/1/29	172,867
1,500,000	BBB-	Refunding, Series B, 5.000% due 10/1/26	1,592,595
50,000	BB+	State of Illinois, Revenue Bonds, Capital Appreciation Civic Center, Series B, AMBAC, zero coupon, due 12/15/18	49,949
735,000	A2(b)	Tender Option Bond Trust Receipts/Certificates, Floaters, Series 2017XG0108, 1.870% due 4/1/46(a)(f)	735,000
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	127,826
115,000	A-	6.250% due 10/1/38	129,419
75,000	A-	Auxiliary Facilities System, Series A, Prerefunded 4/1/19 @ 100, 5.750% due 4/1/38(c)	75,926
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(b)	Series A, 5.000% due 11/1/25	2,759,550
165,000	AA	Capital Appreciation, Series B, zero coupon, due 11/1/26	127,669
200,000	AA	Will County School District No 86 Joliet, GO, Capital Appreciation AGM, zero coupon, due 11/1/21	185,258
		Total Illinois	50,480,021
Indiana - 0.8%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
240,000	AA	Refunding, Series B, AGM, 5.000% due 10/1/20	251,950
160,000	AA	Refunding, Series B, AGM, 5.000% due 10/1/21	171,984
315,000	A	Refunding First Lien, Series A, 5.000% due 10/1/24	354,825
340,000	A	Refunding First Lien, Series A, 5.000% due 10/1/25	386,842
		City of Whiting IN, Revenue Bonds:
920,000	A-	Bp Prods North America Inc. Project, 5.000% due 11/1/45(a)(d)	995,836
215,000	A-	Bp Prods North America Rmkt, 5.250% due 1/1/21	227,775
330,000	AA+	Hobart Building Corp., Revenue Bonds, Prerefunded 1/15/20 @ 100, NPFG, 6.500% due 1/15/29(c)	346,533
		Indiana Finance Authority, Revenue Bonds:
90,000	AA-	Beacon Health System Obligation Group, 5.000% due 8/15/25	99,860
30,000	AA-	Community Foundation Northwest Industry, 5.000% due 3/1/22	32,293
45,000	AA-	Community Foundation Northwest Industry, 5.000% due 3/1/23	48,673
30,000	AA-	Community Foundation Northwest Industry, 5.000% due 9/1/25	34,315
30,000	AA-	Community Foundation Northwest Industry, 5.000% due 9/1/26	34,619
15,000	AA-	Community Foundation Northwest Industry, 5.000% due 9/1/29	16,889
30,000	AA-	Community Foundation Northwest Industry, 5.000% due 3/1/30	32,110
240,000	AA-	Community Foundation Northwest Industry, 5.000% due 3/1/36	258,859
60,000	AA-	Community Foundation Northwest Industry, 5.000% due 9/1/36	65,351
155,000	AA-	Community Foundation Northwest Industry, 5.000% due 3/1/41	163,922
65,000	AA	Cwa Authority Project, Series A, 5.000% due 10/1/25	71,800
70,000	AA	First Lien Cwa Authority, Series A, 5.000% due 10/1/26	79,661
35,000	AA	First Lien Cwa Authority, Series A, 5.000% due 10/1/28	39,627
115,000	AA	First Lien Cwa Authority, Series A, 5.250% due 10/1/24	124,593
1,900,000	BBB+	Republic AMT, 1.900% due 12/1/37(a)(d)	1,900,000
		Indiana Municipal Power Agency, Revenue Bonds:
10,000	NR	Prerefunded Refunding, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	11,004
10,000	NR	Prerefunded Refunding, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(c)	11,005
25,000	NR	Prerefunded Refunding, Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(c)	27,511
20,000	A+	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/24	21,828
20,000	A+	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/25	21,750
55,000	A+	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/26	59,595

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Indiana - 0.8% - (continued)
		Lake Central Multi-District School Building Corp., Revenue Bonds:
$40,000	AA+	Multi First Mortgage, Series B, 4.000% due 1/15/22	$42,094
30,000	AA+	Multi First Mortgage, Series B, 5.000% due 7/15/22	32,812
80,000	AA+	Multi First Mortgage, Series B, 5.000% due 7/15/23	88,014
120,000	AA+	Multi First Mortgage, Series B, 5.000% due 7/15/24	132,218
125,000	AA+	Multi First Mortgage, Series B, 5.000% due 7/15/25	137,521
		Total Indiana	6,323,669
Iowa - 0.2%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Refunding, Series A, 5.000% due 6/1/25	1,316,030
		Iowa Finance Authority, Revenue Bonds:
90,000	BBB(g)	Lifespace Cmntys Inc., Series A, 5.000% due 5/15/43	92,494
155,000	BBB(g)	Lifespace Cmntys Inc., Series A, 5.000% due 5/15/48	158,641
		Total Iowa	1,567,165
Kansas - 0.2%
1,000,000	Aa2(b)	Geary County Unified School District No 475, GO, Refunding, Series B, 5.000% due 9/1/20	1,051,240
		Kansas Development Finance Authority, Revenue Bonds:
30,000	NR	Hays Medical Center Inc., Series Q, Prerefunded 5/15/19 @ 100, 5.000% due 5/15/20(c)	30,416
30,000	AA-	KU Health System, Series H, 5.000% due 3/1/25	31,037
10,000	AA	Unrefunded Balance, 5.000% due 11/15/19	10,279
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A+	Improvement, Series A, 5.000% due 9/1/30	33,744
35,000	A+	Improvement, Series A, 5.000% due 9/1/32	39,186
30,000	A+	Improvement, Series B, 5.000% due 9/1/23	32,773
45,000	A+	Improvement, Series B, 5.000% due 9/1/24	49,093
130,000	A+	Refunding Board Public Utils, Series A, 5.000% due 9/1/24	141,823
		Total Kansas	1,419,591
Kentucky - 1.5%
780,000	Baa2(b)	City of Pikeville KY, Revenue Bonds, Refunding and Improvement Pikeville Medical, 6.000% due 3/1/22	832,424
		Kenton County Airport Board, Revenue Bonds:
25,000	A2(b)	Refunding, 5.000% due 1/1/25	28,332
15,000	A2(b)	Refunding, 5.000% due 1/1/26	17,211
45,000	A2(b)	Refunding, 5.000% due 1/1/29	50,675
50,000	A2(b)	Refunding, 5.000% due 1/1/30	56,055
1,530,000	A2(b)	Kentucky Bond Development Corp., Revenue Bonds, Lexington Center Corp. Project, Series A, 5.000% due 9/1/24	1,725,840
		Kentucky Economic Development Finance Authority, Revenue Bonds:
45,000	AA	Refunding Louisville Arena Authority Inc,, 5.000% due 12/1/47	47,965
50,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/25	54,628
55,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/26	59,829
55,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/27	59,484
60,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/28	64,462
65,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/29	69,490
65,000	Baa3(b)	Refunding Owensboro Health, Series B, 5.000% due 6/1/30	69,148
5,000,000	A1(b)	Kentucky Public Energy Authority, Revenue Bonds, Gas Supply, Series B, 4.000% due 1/1/49(a)	5,232,850
		Kentucky State Property & Building Commission, Revenue Bonds:
110,000	A-	Project Number 106, Series A, 5.000% due 10/1/27	120,959
165,000	A-	Project Number 112, Series A, 5.000% due 2/1/29	183,503
170,000	A-	Project Number 112, Series A, 5.000% due 2/1/30	188,091
65,000	A-	Project Number 112, Series A, 5.000% due 2/1/32	71,309
80,000	A-	Project Number 112, Series A, 5.000% due 2/1/33	87,458
145,000	A-	Project Number 119, 5.000% due 5/1/28	165,629
15,000	A-	Project Number 119, 5.000% due 5/1/29	17,028

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Kentucky - 1.5% - (continued)
$40,000	AA	Project Number 119, 5.000% due 5/1/31	$45,218
1,285,000	A-	Refunding Project Number 112, Series B, 5.000% due 11/1/27	1,454,826
55,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/21	58,294
35,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/26	39,765
30,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/27	34,201
30,000	A1(b)	Refunding Project Number 117, Series D, 5.000% due 5/1/28	33,850
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
20,000	BBB+	Catholic Health Initiatives, 5.000% due 12/1/28	21,212
20,000	BBB+	Catholic Health Initiatives, 5.000% due 12/1/30	21,099
365,000	A	Louisville Gas And Electric Company Project, Series P, 1.500% due 10/1/33(a)	364,179
70,000	A-	Norton Healthcare, Series A, 5.500% due 10/1/33	77,525
185,000	A-	Norton Healthcare, Series A, 5.750% due 10/1/38	205,722
525,000	A-	Norton Healthcare Inc., Series A, 5.000% due 10/1/29	586,572
95,000	A-	Norton Healthcare Inc., Series A, 5.000% due 10/1/32	104,706
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	361,454
		Total Kentucky	12,610,993
Louisiana - 0.3%
90,000	AA-	City of New Orleans LA, GO, Refunding, 5.000% due 12/1/20	94,885
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding LCTCS Acourt 391 Project, 5.000% due 10/1/26	1,730,175
		Louisiana Public Facilities Authority, Revenue Bonds:
50,000	A	Prerefunded 7/1/19 @ 100, 6.750% due 7/1/39(c)	51,365
85,000	A	Refunding Tulane University Project, Series A, 5.000% due 12/15/23	95,310
40,000	A	Refunding Tulane University Project, Series A, 5.000% due 12/15/22	44,085
60,000	A2(b)	Louisiana Stadium & Exposition District, Revenue Bonds, Refunding Senior, Series A, 5.000% due 7/1/24	66,637
		New Orleans Aviation Board, Revenue Bonds:
20,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/26(d)	22,551
15,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/29(d)	16,808
20,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/30(d)	22,270
45,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/32(d)	49,737
35,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/35(d)	38,260
15,000	A-	AMT General Airport, Series D2, 5.000% due 1/1/38(d)	16,260
10,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/29(d)	11,206
20,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/31(d)	22,191
20,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/36(d)	21,778
15,000	A-	AMT General Airport North Terminal, Series B, 5.000% due 1/1/37(d)	16,296
70,000	A-	Senior, Series B, 5.000% due 1/1/24(d)	77,349
85,000	A-	Senior, Series B, 5.000% due 1/1/25(d)	94,961
65,000	A-	Senior, Series B, 5.000% due 1/1/27(d)	71,627
		Total Louisiana	2,563,751
Maine - 0.1%
		Maine Health & Higher Educational Facilities Authority, Revenue Bonds:
60,000	BBB	Eastern Maine Healthcare, Series A, 4.000% due 7/1/41	55,696
80,000	BBB	Eastern Maine Healthcare, Series A, 4.000% due 7/1/46	72,543
25,000	BBB	Eastern Maine Healthcare, Series A, 5.000% due 7/1/41	26,116
15,000	BBB	Eastern Maine Healthcare, Series A, 5.000% due 7/1/46	15,616
100,000	BBB	Eastern Maine Medical Center Obligation, 5.000% due 7/1/43	103,423
20,000	A1(b)	Unrefunded Balance 2017, Series D, 5.750% due 7/1/38	20,057
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	Refunding, 5.000% due 7/1/25	75,393
60,000	AA-	Refunding, 5.000% due 7/1/27	68,417
		Total Maine	437,261

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Maryland - 4.6%
		City of Baltimore MD, Revenue Bonds:
$105,000	AA	Refunding Wastewater Projects, Series C, 5.000% due 7/1/28	$122,167
195,000	AA	Refunding Wastewater Projects, Series C, 5.000% due 7/1/31	224,591
200,000	AA	Refunding Wastewater Projects, Series C, 5.000% due 7/1/33	228,800
170,000	AA	Refunding Water Projects, Series D, 5.000% due 7/1/33	193,434
4,230,000	AAA	County of Baltimore MD, GO, Refunding Consolidated Public Improvement, Series B, 4.500% due 9/1/24	4,734,977
2,500,000	AAA	County of Howard MD, GO, Refunding Consolidated Public Improvement, Series D, 5.000% due 2/15/30	2,976,650
		County of Prince George's MD, GO:
3,595,000	AAA	Consolidated Public Improvement, Series A, 5.000% due 7/15/22	3,962,517
5,805,000	AAA	Consolidated Public Improvement, Series A, 5.000% due 7/15/29	6,983,241
2,065,000	AAA	Consolidated Public Improvement, Series C, 4.000% due 8/1/26	2,211,636
		Maryland Economic Development Corp., Revenue Bonds:
35,000	BBB+	Purple Line Light Rail Project, Series D, 5.000% due 3/31/30(d)	38,039
65,000	BBB+	Purple Line Light Rail Project, Series D, 5.000% due 3/31/51(d)	67,960
115,000	A	Refunding Potomac Convertible 3/17/9, 6.200% due 9/1/22	116,138
45,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/23	49,191
45,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/24	49,886
45,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/25	50,330
60,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/26	67,569
40,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/27	45,317
30,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/31	33,633
30,000	Baa3(b)	Refunding Transportation Facilities Project, Series A, 5.000% due 6/1/32	33,428
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
70,000	WD(g)	Doctors Community Hospital, Prerefunded 7/1/20 @ 100, 5.625% due 7/1/30(c)	73,925
225,000	WD(g)	Doctors Community Hospital, Prerefunded 7/1/20 @ 100, 5.750% due 7/1/38(c)	238,050
40,000	BBB	Mercy Medical Center, Series A, 4.000% due 7/1/42	38,211
65,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/33	70,988
50,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/34	54,319
20,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/35	21,633
50,000	BBB	Mercy Medical Center, Series A, 5.000% due 7/1/36	53,820
30,000	BBB	Meritus Medical Center, 5.000% due 7/1/27	33,371
40,000	BBB	Meritus Medical Center, 5.000% due 7/1/28	44,243
65,000	BBB	Meritus Medical Center, 5.000% due 7/1/29	71,506
30,000	BBB	Meritus Medical Center, 5.000% due 7/1/31	32,755
35,000	A	University Maryland Medical System, Series A, 5.000% due 7/1/24	38,087
30,000	A	University Maryland Medical System, Series A, 5.000% due 7/1/25	32,592
105,000	A	University Maryland Medical System, Prerefunded 7/1/19 @ 100, 5.125% due 7/1/39(c)	106,944
		State of Maryland, GO:
5,000,000	AAA	Local Facilities Loan 2nd, Series A, 5.000% due 8/1/27	5,980,500
2,500,000	AAA	Refunding, Series B, 5.000% due 8/1/22	2,756,725
2,965,000	AAA	St And Local Facilities Loan Second, Series B, 5.000% due 8/1/27	3,546,436
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, Second Issue, 3.500% due 10/1/33	2,986,140
		Total Maryland	38,369,749
Massachusetts - 0.4%
		Commonwealth of Massachusetts, GO:
290,000	AA	Series A, Prerefunded 4/1/21 @ 100, 5.000% due 4/1/23(c)	309,729
90,000	AA	Refunding, Series B, 5.000% due 7/1/22	99,041
400,000	AA	Refunding, Series B, 5.250% due 8/1/20	421,560
520,000	AA	Refunding, Series C, 5.000% due 4/1/23	581,334

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Massachusetts - 0.4% - (continued)
$45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Senior, Series A, 5.000% due 7/1/45	$49,712
		Massachusetts Development Finance Agency, Revenue Bonds:
55,000	AA-	Boston College, Series Q-1, 5.000% due 7/1/21	56,009
140,000	BBB	Boston Medical Center, Series D, 5.000% due 7/1/44	147,645
65,000	AAA	Havard University, Series A, 5.000% due 7/15/22	71,759
145,000	NR	North Hill Cmntys, Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(c)(e)(f)	166,721
335,000	AA-	Partners Healthcare, Series S4, 5.000% due 7/1/38(a)	375,441
45,000	AA-	Partners Healthcare System, 5.000% due 7/1/23	50,288
115,000	AA-	Partners Healthcare System, 5.000% due 7/1/24	130,696
105,000	AA-	Partners Healthcare System, Series S, 5.000% due 7/1/30	121,179
500,000	AA+	Williams College, Series N, 1.450% due 7/1/41(a)	490,940
		Massachusetts Health & Educational Facilities Authority, Revenue Bonds:
215,000	AA-	Partners Healthcare, Series I4, 5.000% due 7/1/20	218,866
135,000	AA-	Partners Healthcare, Prerefunded 7/1/19 @ 100, 5.000% due 7/1/21(c)	137,427
75,000	AA+	Town of Braintree MA, GO, Municipal Purpose Loan, Prerefunded 5/15/19 @ 100, 5.000% due 5/15/20(c)	76,073
		Total Massachusetts	3,504,420
Michigan - 1.2%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Floating Rate Notes Refunding System LIBOR, Series G, AGM, 2.205% (3-Month USD-LIBOR) due 7/1/32(a)	152,637
85,000	Aa1(b)	Clarkston Community Schools, GO, Refunding, 5.000% due 5/1/22	92,484
		Grand Rapids Public Schools, GO:
100,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/30	113,458
145,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/31	163,927
20,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/32	22,552
90,000	AA	Refunding School Building and Site, AGM, 5.000% due 5/1/33	101,115
40,000	AA	Refunding, AGM, 5.000% due 5/1/27	46,698
55,000	AA	Refunding, AGM, 5.000% due 5/1/29	63,097
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(b)	Refunding Bronson Healthcare Group, 5.000% due 5/15/27	113,129
75,000	A2(b)	Refunding Bronson Healthcare Group, 5.000% due 5/15/28	84,373
100,000	AAA	Kent County Building Authority, Revenue Bonds, Refunding, 5.500% due 6/1/22	110,733
		Kent Hospital Finance Authority, Revenue Bonds:
30,000	AA	Refunding Spectrum Health, Series A, 5.000% due 11/15/20	31,621
20,000	AA	Refunding Spectrum Health, Series A, 5.000% due 11/15/21	21,496
		Michigan Finance Authority, Revenue Bonds:
1,250,000	Aa3(b)	5.000% due 11/1/23	1,399,950
45,000	WR(b)	Series A, 5.000% due 6/1/21	48,028
65,000	WR(b)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(c)	71,176
140,000	WR(b)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(c)	153,303
750,000	Aa3(b)	5.000% due 11/1/24	853,245
10,000	AA-	Local Government Loan Program Detroit, 5.000% due 7/1/27	11,244
30,000	AA-	Local Government Loan Program Detroit, 5.000% due 7/1/29	33,377
35,000	AA-	Local Government Loan Program Detroit, 5.000% due 7/1/31	38,604
30,000	AA-	Local Government Loan Program Detroit, 5.000% due 7/1/32	33,008
25,000	AA-	Local Government Loan Program Detroit, 5.000% due 7/1/33	27,417
160,000	A+	Refunding Hospital Oakwood Obligation Group, 5.000% due 8/15/28	175,768
60,000	A+	Refunding Hospital Oakwood Obligation Group, 5.000% due 8/15/29	65,713
45,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/23	50,427
85,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/25	98,196
40,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/26	46,686
35,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/27	41,210

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Michigan - 1.2% - (continued)
$50,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/24	$56,982
60,000	AA-	Refunding Hospital Trinity Health Credit, 5.000% due 12/1/28	69,739
205,000	A+	Sparrow Obligation Group, 5.000% due 11/15/36	220,355
45,000	A+	Sparrow Obligation Group, 5.000% due 11/15/42	48,024
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Refunding Facilities Program, Series I, 5.000% due 10/15/34	558,820
80,000	AA-	Refunding Facilities Program, Series I, 5.000% due 4/15/35	89,991
		Michigan State Hospital Finance Authority, Revenue Bonds:
125,000	NR	Prerefunded Refunding Trinity Health, Series C, Prerefunded 12/1/18 @ 100, 6.500% due 12/1/33(c)	125,000
710,000	AA+	Refunding And Project Ascension Health Senior, Series F5, 4.000% due 11/15/47(a)	763,506
180,000	AA+	Refunding Ascension Health Senior Credit, Series C, 2.400% due 11/15/47(a)	178,846
750,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/19	771,983
700,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/20	738,689
45,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/24	51,284
40,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/25	46,210
60,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/26	70,028
40,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/27	47,097
60,000	AA-	Refunding Trinity Health Credit Group, Series C, 5.000% due 12/1/28	69,739
5,000	AA-	Unrefunded Balance 2016 Refunding, 6.500% due 12/1/33	5,018
		Michigan Strategic Fund, Revenue Bonds:
35,000	A	Limited Adjusted Refunding Detroit Education Pollution, 1.450% due 9/1/30(a)	33,430
290,000	A	Various Refunding Detroit Edison Exempt, 1.450% due 8/1/29(a)	276,991
		Portage Public Schools, GO:
35,000	AA-	Refunding School Building And Site, 5.000% due 11/1/27	40,442
90,000	AA-	Refunding School Building And Site, 5.000% due 11/1/29	102,957
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	Refunding William Beaumont Hospital Series, 5.000% due 9/1/22	32,864
60,000	A+	Refunding William Beaumont Hospital Series, 5.000% due 9/1/24	67,305
95,000	AA	State of Michigan, Revenue Bonds, Refunding Grant Anticipation, 5.000% due 3/15/27	111,840
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds, Refunding, AGM, 5.500% due 11/1/20	298,362
		Warren Consolidated Schools, GO:
130,000	AA	School Building And Site, 5.000% due 5/1/30	147,125
140,000	AA	School Building And Site, 5.000% due 5/1/31	157,483
145,000	AA	School Building And Site, 5.000% due 5/1/32	161,872
		Wayne County Airport Authority, Revenue Bonds:
60,000	A	Refunding, Series C, 5.000% due 12/1/22	66,442
65,000	A	Refunding, Series C, 5.000% due 12/1/23	73,261
70,000	A	Refunding, Series C, 5.000% due 12/1/24	80,111
60,000	A	Refunding, Series C, 5.000% due 12/1/25	69,523
45,000	A	Refunding, Series C, 5.000% due 12/1/26	52,451
45,000	A	Refunding, Series C, 5.000% due 12/1/27	52,749
20,000	A	Senior, Series B, 5.000% due 12/1/29(d)	22,550
15,000	A	Senior, Series B, 5.000% due 12/1/30(d)	16,821
15,000	A	Senior, Series B, 5.000% due 12/1/31(d)	16,738
10,000	A	Senior, Series B, 5.000% due 12/1/33(d)	11,072
25,000	A	Senior, Series B, 5.000% due 12/1/36(d)	27,353
5,000	A	Series A, 5.000% due 12/1/29	5,784
10,000	A	Series A, 5.000% due 12/1/30	11,489
10,000	A	Series A, 5.000% due 12/1/31	11,399
15,000	A	Series A, 5.000% due 12/1/36	16,727
		Total Michigan	10,141,124

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Minnesota - 2.4%
$60,000	Baa1(b)	City of Maple Grove MN, Revenue Bonds, Refunding North Memorial Health Care, 5.000% due 9/1/26	$67,095
40,000	WD(g)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Facility Healthfirst Care System Project, Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(c)	46,424
		Minnesota Agricultural & Economic Development Board, Revenue Bonds:
120,000	AA	Health Care Essentia, Series C1, 5.000% due 2/15/21	124,239
165,000	AA	Health Care Essentia, Series C1, 5.000% due 2/15/22	170,689
		Northern Municipal Power Agency, Revenue Bonds:
120,000	A-	Series A1, 5.000% due 1/1/19	120,273
130,000	A-	Series A1, 5.000% due 1/1/20	134,098
		State of Minnesota, GO:
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,792,600
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,765,012
3,000,000	AAA	Refunding, Series D, 5.000% due 8/1/25	3,493,380
3,685,000	AAA	Various Purpose, Series A, 5.000% due 8/1/26	4,193,456
		Total Minnesota	19,907,266
Mississippi - 0.5%
		State of Mississippi, GO:
2,500,000	AA	Refunding, Series A, 5.000% due 10/1/29	2,929,450
160,000	AA	Refunding, Series A, 5.000% due 10/1/30	186,125
1,250,000	AA	Refunding, Series A, 5.000% due 10/1/34	1,430,012
		Total Mississippi	4,545,587
Missouri - 0.5%
		Cape Girardeau County Industrial Development Authority, Revenue Bonds:
30,000	BBB-	Southeast Health, Series A, 5.000% due 3/1/27	33,303
35,000	BBB-	Southeast Health, Series A, 5.000% due 3/1/36	37,251
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	Childrens Mercy Hospital, 5.000% due 5/15/29	33,834
30,000	A+	Childrens Mercy Hospital, 5.000% due 5/15/30	33,646
30,000	A+	Childrens Mercy Hospital, 5.000% due 5/15/31	33,464
85,000	A+	Childrens Mercy Hospital, 5.000% due 5/15/36	93,163
20,000	AA-	St Anthonys Medical Center, Series B, 4.000% due 2/1/40	20,052
70,000	AA-	St Anthonys Medical Center, Series B, 5.000% due 2/1/30	78,180
80,000	AA-	St Anthonys Medical Center, Series B, 5.000% due 2/1/32	88,738
65,000	AA-	St Anthonys Medical Center, Series B, 5.000% due 2/1/36	71,192
105,000	AA-	St Anthonys Medical Center, Series B, 5.000% due 2/1/45	112,895
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Refunding And Improvement, Series A, 5.000% due 5/1/37	2,851,050
10,000	A	Missouri Development Finance Board, Revenue Bonds, Branson Landing Project, Series A, 6.000% due 6/1/20	10,283
10,000	Aaa(b)	Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds, Unrefunded Balance St Revolving Fund, 5.125% due 1/1/20	10,025
		St Louis County Industrial Development Authority, Revenue Bonds:
125,000	BB+(g)	Friendship Village St Louis Obligation, 5.000% due 9/1/38	124,835
220,000	BB+(g)	Friendship Village St Louis Obligation, 5.125% due 9/1/48	218,819
		Total Missouri	3,850,730
Montana - 0.0%
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(g)	Refunding, 5.000% due 2/15/21	37,053
40,000	A+(g)	Refunding, 5.000% due 2/15/22	43,264
60,000	A+(g)	Refunding, 5.000% due 2/15/23	66,058
60,000	A+(g)	Refunding, 5.000% due 2/15/24	67,083

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Montana - 0.0% - (continued)
$60,000	A+(g)	Refunding, 5.000% due 2/15/25	$68,004
90,000	A+(g)	Refunding, 5.000% due 2/15/26	102,847
		Total Montana	384,309
Nebraska - 0.1%
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	General, Series B, 5.000% due 1/1/31	130,232
125,000	A+	General, Series B, 5.000% due 1/1/34	139,916
155,000	A+	General, Series B, 5.000% due 1/1/36	172,377
		Total Nebraska	442,525
Nevada - 1.7%
		City of Carson City NV, Revenue Bonds:
20,000	BBB+	Refunding Carson Tahoe Regional Medical Center, 5.000% due 9/1/24	22,345
15,000	BBB+	Refunding Carson Tahoe Regional Medical Center, 5.000% due 9/1/28	16,811
20,000	BBB+	Refunding Carson Tahoe Regional Medical Center, 5.000% due 9/1/30	22,202
20,000	BBB+	Refunding Carson Tahoe Regional Medical Center, 5.000% due 9/1/32	22,066
20,000	BBB+	Refunding Carson Tahoe Regional Medical Center, 5.000% due 9/1/34	21,816
		Clark County School District, GO:
3,620,000	A+	Limited Tax Building, Series A, 5.000% due 6/15/28	4,192,069
75,000	A+	Refunding, Series A, 5.000% due 6/15/21	79,867
65,000	A+	Refunding, Series A, 5.000% due 6/15/23	71,723
1,000,000	A+	Refunding, Series C, 5.000% due 6/15/23	1,103,430
2,670,000	A+	Refunding Building, Series A, 5.000% due 6/15/25	3,029,969
1,500,000	A+	Refunding Limited Tax, Series A, 5.000% due 6/15/24	1,681,215
280,000	A+	County of Clark Department of Aviation, Revenue Bonds, Junior Subordinated Lien Notes, Series C, 5.000% due 7/1/21(d)	297,654
345,000	A	County of Clark NV, Revenue Bonds, Refunding Southern California Edison Company, Series A, 1.875% due 6/1/31(a)	338,959
2,250,000	AA+	County of Clark NV, GO, Stadium Improvements, Series A, 5.000% due 6/1/35	2,583,787
		Las Vegas Valley Water District, GO:
30,000	AA+	Series B, 5.000% due 6/1/22	32,867
60,000	AA+	Series B, 5.000% due 6/1/23	65,650
60,000	AA+	Series B, 5.000% due 6/1/24	65,587
30,000	AA+	Series B, 5.000% due 6/1/25	32,709
85,000	AA+	Tax Water Improvement, Series A, 5.000% due 6/1/32	96,659
145,000	AA+	Tax Water Improvement, Series A, 5.000% due 6/1/33	164,282
155,000	AA+	Tax Water Improvement, Series A, 5.000% due 6/1/34	174,905
		State of Nevada, GO:
40,000	AA	Refunding Capital Improvement and Cultural, 5.000% due 8/1/21	42,957
80,000	AA	Refunding Capital Improvement and Cultural, 5.000% due 3/1/25	88,865
		Total Nevada	14,248,394
New Hampshire - 0.3%
1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, General, Series A, 5.000% due 1/1/21	1,617,322
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	A-	Catholic Medical Center, 4.000% due 7/1/22	42,012
35,000	A-	Catholic Medical Center, 5.000% due 7/1/26	37,634
70,000	A2(b)	Concord Hospital, Series A, 5.000% due 10/1/43	74,509
25,000	BBB	Elliot Hospital, 4.000% due 10/1/38(e)	24,188
135,000	BBB	Elliot Hospital, 5.000% due 10/1/26(e)	151,283
145,000	BBB	Elliot Hospital, 5.000% due 10/1/27(e)	162,126
60,000	BBB	Elliot Hospital, 5.000% due 10/1/28(e)	66,679
210,000	BBB	Elliot Hospital, 5.000% due 10/1/30(e)	231,090
40,000	AA-	Partners Healthcare System, 5.000% due 7/1/24	45,460

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
New Hampshire - 0.3% - (continued)
$70,000	AA-	Partners Healthcare System, 5.000% due 7/1/30	$80,786
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	A+	Refunding, Series B, 5.000% due 2/1/22	70,501
65,000	A+	Refunding, Series B, 5.000% due 2/1/23	70,336
50,000	A+	Refunding, Series B, 5.000% due 2/1/24	54,088
		Total New Hampshire	2,728,014
New Jersey - 1.4%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	Refunding Project Cooper Health System, 5.000% due 2/15/24	66,589
30,000	BBB+	Refunding Project Cooper Health System, 5.000% due 2/15/25	33,154
		City of Bayonne NJ, GO:
45,000	AA	Refunding Qualified General Improvement, 5.000% due 7/1/31	49,906
30,000	AA	Refunding Qualified General Improvement, 5.000% due 7/1/32	33,179
30,000	AA	Refunding Qualified General Improvement, 5.000% due 7/1/33	33,014
		New Jersey Economic Development Authority, Revenue Bonds:
580,000	BBB+	Refunding, Series XX, 5.000% due 6/15/26	635,697
185,000	Ba1(b)	Refunding Port Newark Container, 5.000% due 10/1/37(d)	195,950
30,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/25	33,686
40,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/27	45,440
60,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/28	67,591
45,000	AA	Refunding Provident Group Montclair, AGM, 5.000% due 6/1/29	50,414
40,000	BBB+	Refunding School Facilities Construction, 5.000% due 3/1/25	42,893
220,000	BBB+	Refunding School Facilities Construction, Series LL, 5.000% due 3/1/21	230,732
270,000	BBB+	Refunding School Facilities Construction, Series NN, 5.000% due 3/1/23	291,395
370,000	BBB+	Refunding School Facilities Construction, Series NN, 5.000% due 3/1/24	398,142
125,000	BBB+	School Facilities Construction, Series L, 5.500% due 9/1/19	128,220
55,000	Baa1(b)	New Jersey Educational Facilities Authority, Revenue Bonds, Refunding Stockton University, Series A, 5.000% due 7/1/29	60,816
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
15,000	AA	Princeton Health Care, Series A, 5.000% due 7/1/28	17,219
45,000	AA	Princeton Health Care, Series A, 5.000% due 7/1/33	50,347
10,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/21	10,610
25,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/22	27,053
90,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/23	98,810
25,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/24	27,750
25,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/25	28,020
10,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/26	11,264
15,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/27	16,817
75,000	BBB	Refunding Trinitas Regional Medical Center Series, 5.000% due 7/1/28	83,547
250,000	BBB-	Refundng St. Josephs Healthcare System, 5.000% due 7/1/41	262,307
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Refunding Senior, Series 1B, 5.000% due 12/1/21(d)	42,590
40,000	AA	Senior, Series 1A, 5.000% due 12/1/22(d)	43,259
100,000	AA	Senior, Series 1A, 5.000% due 12/1/24(d)	111,023
145,000	Aaa(b)	Series 1, 5.000% due 12/1/18(d)	145,000
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
5,000,000	A+	Federal Highway Reimbursement Notes, 5.000% due 6/15/24	5,530,850
435,000	A+	Federal Highway Reimbursement Notes, 5.000% due 6/15/27	486,273
215,000	BBB+	Transportation Program, Series AA, 5.000% due 6/15/23	229,919
345,000	BBB+	Transportation Program, Series AA, 5.000% due 6/15/24	367,259
360,000	BBB+	Transportation Program, Series AA, 5.000% due 6/15/25	393,145
215,000	BBB+	Transportation Program, Series AA, 5.000% due 6/15/26	233,219
90,000	BBB+	Transportation System B 4 Rmkt 09/3/8, Series B4, 5.250% due 12/15/19	92,614

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
New Jersey - 1.4% - (continued)
		New Jersey Turnpike Authority, Revenue Bonds:
$60,000	A+	SIFMA LIBOR Index, Series C1, 1.950% (1-Month USD-LIBOR) due 1/1/21(a)	$59,867
555,000	A+	SIFMA LIBOR Index, Series C5, 2.070% (1-Month USD-LIBOR) due 1/1/28(a)	555,083
		State of New Jersey, COP:
110,000	BBB+	Equipment Lease Purchase, Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/20(c)	111,977
130,000	BBB+	Equipment Lease Purchase, Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/21(c)	132,336
305,000	BBB+	Equipment Lease Purchase, Series A, Prerefunded 6/15/19 @ 100, 5.250% due 6/15/22(c)	310,481
110,000	A-	State of New Jersey, GO, Refunding, Series Q, 5.000% due 8/15/19	112,309
		Total New Jersey	11,987,766
New Mexico - 0.0%
340,000	A	City of Farmington NM, Revenue Bonds, Refunding Southern California Edison Co., Series A, 1.875% due 4/1/29(a)	334,047
New York - 10.8%
		City of New York NY, GO:
90,000	AA	Series J, 5.000% due 8/1/22	99,008
2,825,000	AA+	Adjusted Fiscal 2015 Subordinated, Series F4, 1.710% due 6/1/44(a)	2,825,000
190,000	AA	Fiscal 2015, Series A, 5.000% due 8/1/22	209,017
90,000	AA	Refunding, Series C, 5.000% due 8/1/27	102,161
2,035,000	AA	Subordinated, Series B1, 5.000% due 12/1/38	2,274,764
5,000,000	NR	Subordinated, Series D1, 5.000% due 12/1/34	5,771,100
1,000,000	AA	Subordinated, Series F1, 5.000% due 4/1/43	1,117,580
1,925,000	AA	County of Nassau NY, GO, Series A, AGM, 5.000% due 4/1/32	2,214,096
		Dutchess County Local Development Corp., Revenue Bonds:
30,000	A-	Health Quest System Inc., Series A, 5.750% due 7/1/40	31,838
30,000	AA	Health Quest System Inc., Series A, AGM, 5.000% due 7/1/20	31,378
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Refunding, Series A, 5.000% due 2/15/32	131,599
215,000	A+	Refunding, Series A, 5.000% due 2/15/35	242,701
		Long Island Power Authority, Revenue Bonds:
175,000	A-	General, Series A, Prerefunded 5/1/19 @ 100, 6.000% due 5/1/33(c)	178,015
60,000	A-	Refunding, Series B, 5.000% due 9/1/22	66,046
45,000	A-	Refunding, Series B, 5.000% due 9/1/23	50,535
40,000	A-	Refunding, Series B, 5.000% due 9/1/24	45,569
		Metropolitan Transportation Authority, Revenue Bonds:
230,000	A	Series B, NPFG, 5.250% due 11/15/19	237,020
3,765,000	SP-1	Bond Anticipation Notes, Series B1A, 5.000% due 5/15/20	3,912,400
2,000,000	SP-1	Bond Anticipation Notes, Series B1D, 5.000% due 5/15/20	2,078,300
2,735,000	SP-1	Bond Anticipation Notes, Series B2D, 5.000% due 5/15/21	2,904,515
2,500,000	SP-1	Bond Anticipation Notes Transportation, Series B2A, 5.000% due 5/15/21	2,654,950
1,000,000	SP-1	Bond Anticipation Notes Transportation Subordinated, Series C2, 5.000% due 9/1/21	1,067,800
290,000	A	Refunding Transportation Climate, Series C2, zero coupon, due 11/15/33	164,613
770,000	A	Subordinated, Series A1, 5.000% due 11/15/45(a)	809,054
		Monroe County Industrial Development Agency, Revenue Bonds:
7,000,000	AA	Revenue Rochester Schs Modernization, 5.000% due 5/1/31	8,171,240
3,000,000	AA	Revenue Rochester Schs Modernization, 5.000% due 5/1/33	3,467,280
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A2(b)	Series A, 5.000% due 11/15/51	389,862
860,000	A2(b)	Series A, 5.000% due 11/15/56	909,708
		New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds:
3,000,000	AA	Fiscal 2018, Series S1, 5.000% due 7/15/29	3,506,970
380,000	AA	Transitional Series, Series S3, 5.250% due 1/15/34	381,535
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
305,000	NR	Prerefunded 11/1/19 @ 100, 5.000% due 11/1/20(c)	313,693

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
New York - 10.8% - (continued)
$2,000,000	AAA	Future Tax Secured Fiscal, Series A3, 4.000% due 8/1/42	$2,021,820
275,000	AAA	Subordinated, Series C2, 5.000% due 5/1/32	318,566
160,000	AAA	Subordinated Future Tax Secured, Series A, 5.000% due 11/1/21	173,163
145,000	AAA	Subordinated Future Tax Secured, Series B, 4.000% due 2/1/21	151,062
100,000	AAA	Subordinated Future Tax Secured, Series B, 5.000% due 2/1/21	106,282
430,000	AAA	Subordinated Future Tax Secured Fiscal, 5.000% due 2/1/40	477,992
240,000	AAA	Tax Secured Fiscal, Series A3, 5.000% due 8/1/40	268,200
770,000	AAA	Unrefunded Balance Future Tax, 5.000% due 11/1/20	791,314
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	2nd General Resolution Fiscal, 1.760% due 6/15/50(a)	4,285,000
10,000,000	AA+	2nd General Resolution Fiscal 2019, 5.000% due 6/15/23	11,274,700
		New York State Dormitory Authority, Revenue Bonds:
75,000	AA+	Education, Series B, Prerefunded 3/15/19 @ 100, 5.750% due 3/15/36(c)	75,833
30,000	A-	Non The New School, Series A, 5.000% due 7/1/23	33,360
70,000	A-	Non The New School, Series A, 5.000% due 7/1/25	80,183
145,000	AA	Refunding Consolidated Service Contract, Series A, 5.000% due 7/1/20	147,707
355,000	AA	Refunding Consolidated Service Contract, Series A, 5.000% due 7/1/21	361,340
10,000,000	AA+	Sales Tax Revenue St Supported Debt, Series C, 5.000% due 3/15/33	11,547,900
385,000	AA	Third General Resolution St University, 5.000% due 5/15/23	420,863
30,000	AA+	Unrefunded Balance 2018, Series A, 5.000% due 2/15/19	30,196
85,000	AA+	Unrefunded Balance 2018, Series A, 5.000% due 2/15/20	88,153
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,517,736
		New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds:
235,000	AA	Series A, Prerefunded 4/1/20 @ 100, 5.000% due 4/1/23(c)	244,482
60,000	AA	Series A1, 5.000% due 4/1/19	60,621
65,000	AA	Series A1, 5.000% due 4/1/20	67,649
60,000	AA	Series A1, 5.000% due 4/1/21	64,067
		New York State Urban Development Corp., Revenue Bonds:
285,000	AA+	St Personal Income Tax, Series A, 5.000% due 3/15/22	305,275
80,000	AA+	St Personal Income Tax, Series A, 5.000% due 3/15/32	91,777
		New York Transportation Development Corp., Revenue Bonds:
245,000	Baa3(b)	AMT Laguardia Airport Terminal B, 5.000% due 7/1/41(d)	257,627
395,000	Baa3(b)	AMT Laguardia Airport Terminal B, 5.250% due 1/1/50(d)	418,230
		Port Authority of New York & New Jersey, Revenue Bonds:
5,000,000	AA-	Series 207, 5.000% due 9/15/24(d)	5,654,350
1,400,000	AA-	Consolidated Two Hundred Ninth, 5.000% due 7/15/36	1,605,842
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Fiscal 2015, Series A, 4.000% due 10/15/32	424,004
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
85,000	AA-	General, Series B, 5.000% due 11/15/23	96,225
115,000	AA-	General, Series B, 5.000% due 11/15/24	129,670
		Total New York	90,950,536
North Carolina - 2.1%
2,500,000	AAA	County of Wake NC, GO, Refunding, Series A, 5.000% due 3/1/25	2,902,925
100,000	BBB	Nash Health Care Systems, Revenue Bonds, 5.000% due 11/1/41	104,584
60,000	AAApre(g)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/20(c)	60,148
		North Carolina Medical Care Commission, Revenue Bonds:
15,000	AA-	Refunding Mission Health Combined, 5.000% due 10/1/35	15,187
10,000	AA-	Refunding Mission Health Combined, 5.000% due 10/1/36	10,121
175,000	A	Refunding North Carolina Baptist Hospital, 5.000% due 6/1/21	182,343
115,000	A	Refunding North Carolina Baptist Hospital, 5.000% due 6/1/22	119,843
		North Carolina Municipal Power Agency No 1, Revenue Bonds:
35,000	AAApre(g)	Series A, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/30(c)	35,086

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
North Carolina - 2.1% - (continued)
$15,000	A	Unrefunded Balance Refunding, Series A, 5.000% due 1/1/30	$15,031
		State of North Carolina, Revenue Bonds:
330,000	AA	Anticipation Refunding Vehicle, 5.000% due 3/1/22	359,502
290,000	AA	Anticipation Refunding Vehicle, 5.000% due 3/1/23	322,454
11,500,000	AAA	State of North Carolina, GO, Refunding, Series A, 5.000% due 6/1/26	13,599,555
		Total North Carolina	17,726,779
Ohio - 1.1%
		American Municipal Power, Inc., Revenue Bonds:
45,000	A	Amp Fremont Energy Center, 5.000% due 2/15/21	47,736
60,000	A	Amp Fremont Energy Center, 5.000% due 2/15/22	65,061
65,000	A	Amp Fremont Energy Center, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	70,714
60,000	A	Amp Fremont Energy Center, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(c)	65,274
10,000	NR	Prerefunded Amp Fremont, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	10,879
40,000	A	Unrefunded Balance Amp, 5.000% due 2/15/42	42,295
		City of Cleveland OH Airport System Revenue, Revenue Bonds:
30,000	AA	Refunding, Series A, AGM, 5.000% due 1/1/26	33,801
45,000	AA	Refunding, Series A, AGM, 5.000% due 1/1/28	50,167
65,000	AA	Refunding, Series A, AGM, 5.000% due 1/1/29	72,159
60,000	AA	Refunding, Series A, AGM, 5.000% due 1/1/30	66,362
4,000,000	AAA	City of Columbus OH, GO, Refunding Various Purpose, Series 2017-1, 5.000% due 4/1/24	4,551,160
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Second Lien, Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	38,072
45,000	AA	Second Lien, Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(c)	48,950
55,000	AA	Columbus City School District, GO, Refunding School Facilities Construction and Improvement, 5.000% due 12/1/32	62,608
80,000	A+	County of Allen OH Hospital Facilities Revenue, Revenue Bonds, Mercy Health, Series B, 5.000% due 8/1/47(a)	87,174
		County of Fairfield OH, Revenue Bonds:
70,000	Baa3(b)	Refunding and Improvement Fairfield Medical Center, 5.000% due 6/15/25	75,116
75,000	Baa3(b)	Refunding and Improvement Fairfield Medical Center, 5.000% due 6/15/26	80,159
80,000	Baa3(b)	Refunding and Improvement Fairfield Medical Center, 5.000% due 6/15/27	85,179
85,000	Baa3(b)	Refunding and Improvement Fairfield Medical Center, 5.000% due 6/15/28	90,209
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(b)	Refunding Facilities Nationwide Childrens, 5.000% due 11/1/25	69,316
60,000	Aa2(b)	Refunding Facilities Nationwide Childrens, 5.000% due 11/1/26	70,008
65,000	Baa1(b)	County of Lake OH, Revenue Bonds, Refunding Lake Hospital System Inc., 5.000% due 8/15/27	72,595
135,000	BBB	County of Lucas OH, Revenue Bonds, Promedica, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(c)	151,682
		County of Muskingum OH, Revenue Bonds:
35,000	BB+	Genesis Healthcare System Project, 5.000% due 2/15/20	35,779
170,000	BB+	Genesis Healthcare System Project, 5.000% due 2/15/27	177,368
150,000	A-	County of Ross OH, Revenue Bonds, Refunding Facilities Adena Health System, Prerefunded 12/1/18 @ 100, 5.750% due 12/1/35(c)	150,000
65,000	A3(b)	County of Scioto OH, Revenue Bonds, Refunding Southern Ohio Medical Center, 5.000% due 2/15/29	72,668
		County of Wood OH, Revenue Bonds:
20,000	Ba1(b)	Refunding and Improvement Wood County Hospital Project, 5.000% due 12/1/32	20,727
25,000	Ba1(b)	Refunding and Improvement Wood County Hospital Project, 5.000% due 12/1/42	25,516
140,000	A	Ohio Higher Educational Facility Commission, Revenue Bonds, University Hosps Health System, Series A, 5.250% due 1/15/21	144,908
		Ohio State Building Authority, Revenue Bonds:
235,000	AA	Facilities Administration Building Fund Project, Series B, 5.000% due 10/1/21	240,948
60,000	AA	Refunding St Facilities Adult Corrtl, Series B, 5.000% due 10/1/22	61,519

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Ohio - 1.1% - (continued)
$85,000	AA	Refunding St Facilities Adult Corrtl, Series B, 5.000% due 10/1/23	$87,151
335,000	A+	Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Capital Appreciation Junior Lien, Series A2, zero coupon, due 2/15/42	126,865
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Various Loan Fund, Series A, 1.730% due 12/1/36(a)	2,000,000
		State of Ohio, Revenue Bonds:
75,000	AA	Refunding Cleveland Clinic Health, 5.000% due 1/1/27	87,733
145,000	AA	Refunding Cleveland Clinic Health, 5.000% due 1/1/29	170,436
		Total Ohio	9,408,294
Oklahoma - 0.3%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, Mustang Public Schs Project, 5.000% due 9/1/26	649,594
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	39,379
45,000	AA-	Series A, 5.000% due 6/1/28	50,484
		Oklahoma City Public Property Authority, Revenue Bonds:
30,000	A+	Refunding and Improvement Fairgrounds, 5.000% due 10/1/25	34,516
45,000	A+	Refunding and Improvement Fairgrounds, 5.000% due 10/1/26	51,470
35,000	A+	Refunding and Improvement Fairgrounds, 5.000% due 10/1/27	39,986
		Oklahoma Development Finance Authority, Revenue Bonds:
30,000	BB+	Ou Medicine Project, Series B, 5.000% due 8/15/27	33,739
30,000	BB+	Ou Medicine Project, Series B, 5.000% due 8/15/28	33,887
10,000	BB+	Ou Medicine Project, Series B, 5.000% due 8/15/29	11,180
30,000	BB+	Ou Medicine Project, Series B, 5.000% due 8/15/33	32,600
90,000	WR(b)	Refunding St John Health System, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	97,911
210,000	WR(b)	Refunding St John Health System, Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	228,459
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Refunding, Series A, 5.000% due 1/1/26	56,724
175,000	A	Refunding, Series A, 5.000% due 1/1/27	198,114
60,000	A	Refunding, Series A, 5.000% due 1/1/28	67,781
45,000	A	Refunding, Series A, 5.000% due 1/1/29	50,728
115,000	AA	Refunding, Series A, AGM, 5.000% due 1/1/21	118,694
360,000	AA	Refunding, Series A, AGM, 5.000% due 1/1/22	371,055
60,000	A	Refunding, Series B, 5.000% due 1/1/27	67,925
		Total Oklahoma	2,234,226
Oregon - 0.8%
20,000	NR	Clackamas County Hospital Facility Authority, Revenue Bonds, Senior Living Willamette View Project, 3.000% due 11/15/22	20,007
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Intelephone Corporation, Series 232, 2.400% due 12/1/40(a)	3,788,372
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,137,695
85,000	Aa1(b)	Washington County School District No 1 West Union, GO, Multnomah and Yamhill, 5.000% due 6/15/30	99,165
		Total Oregon	7,045,239
Pennsylvania - 2.0%
		City of Philadelphia PA, GO:
85,000	A	Series B, 5.000% due 8/1/27	95,025
300,000	A	Series B, 5.000% due 8/1/29	333,090
320,000	A	Series B, 5.000% due 8/1/30	354,080
335,000	A	Series B, 5.000% due 8/1/31	369,833
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A	Refunding AMT, Series B, 5.000% due 7/1/30(d)	56,129
70,000	A	Refunding AMT, Series B, 5.000% due 7/1/31(d)	78,280

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Pennsylvania - 2.0% - (continued)
		Commonwealth of Pennsylvania, GO:
$60,000	A+	First Series, 5.000% due 7/1/21	$64,151
110,000	A+	First Series, 5.000% due 3/15/31	122,238
3,070,000	A+	Refunding Second Series, 5.000% due 1/15/24	3,439,352
290,000	A+	Second Series, 5.000% due 10/15/27	319,368
810,000	A+	Second Series, 5.000% due 9/15/29	916,232
3,880,000	AA-	County of Allegheny PA, GO, Series C 77, 4.000% due 11/1/38	3,937,036
220,000	NR	Erie County Hospital Authority, Revenue Bonds, Hospital St Vincents Health, Series A, Prerefunded 7/1/20 @ 100, 7.000% due 7/1/27(c)	236,645
		Lehigh County Industrial Development Authority, Revenue Bonds:
165,000	A	Refunding Ppl Electric Utils Corp., 1.800% due 2/15/27(a)	158,677
1,125,000	A	Refunding Ppl Electric Utils Corp., Series A, 1.800% due 9/1/29(a)	1,081,406
95,000	A+	Monroeville Finance Authority, Revenue Bonds, 5.000% due 2/15/26	109,430
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
115,000	A+	Series A, AMBAC, 6.000% due 6/1/22	126,164
10,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/23(e)	10,883
40,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/28(e)	44,569
45,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/29(e)	49,884
140,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/32(e)	153,002
225,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/36(e)	241,396
105,000	BBB	Holy Redeemer Health System, Series A, 5.000% due 10/1/40(e)	111,174
		Northampton County General Purpose Authority, Revenue Bonds:
1,000,000	A+	Refunding Lafayette College, 5.000% due 11/1/27	1,182,560
75,000	A-	St Lukes University Health Network, 4.000% due 8/15/48	72,650
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
40,000	AA-	Series B, 5.000% due 7/1/21	40,332
90,000	A	Forum Place Project, 5.000% due 3/1/21	94,409
60,000	A	Forum Place Project, 5.000% due 3/1/22	63,984
900,000	A-	Various Waste Management Inc. Project, 2.150% due 8/1/45(a)(d)	900,018
100,000	BBB+	Various Waste Management Inc. Project, Series A, 2.050% due 4/1/19(a)(d)	99,995
165,000	A-	Waste Management Inc. Project, Series A, 1.700% due 8/1/37(a)(d)	162,489
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	University Pennsylvania Health System, Series A, 5.000% due 8/15/27	41,182
35,000	AA	University Pennsylvania Health System, Series A, 5.000% due 8/15/28	40,676
60,000	AA	University Pennsylvania Health System, Series A, 5.000% due 8/15/30	68,819
60,000	AA	University Pennsylvania Health System, Series A, Prerefunded 8/15/19 @ 100, 5.250% due 8/15/21(c)	61,422
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(b)	Series A1, 5.000% due 12/1/22	16,542
15,000	A1(b)	Series A1, 5.000% due 12/1/23	16,802
45,000	A1(b)	Series A1, 5.000% due 12/1/29	51,211
30,000	A1(b)	Series A1, 5.000% due 12/1/34	33,421
35,000	A	Convertible Capital Appreciation Subordinated, Series A2, zero coupon, due 12/1/28	39,809
35,000	A	Convertible Capital Appreciation Subordinated, Series A2, zero coupon, due 12/1/33	39,085
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	Revenue 1998 General Ordinance Fifteenth, 5.000% due 8/1/23	33,222
20,000	A	Revenue 1998 General Ordinance Fifteenth, 5.000% due 8/1/24	22,454
25,000	A	Revenue 1998 General Ordinance Fifteenth, 5.000% due 8/1/25	28,400
		Pittsburgh School District, GO:
45,000	AA	Series A, AGM, 5.000% due 9/1/19	46,035
30,000	AA	Series A, AGM, 5.000% due 9/1/20	31,516
		School District of Philadelphia, GO:
405,000	A2(b)	Refunding, Series C, 5.000% due 9/1/20	423,690

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Pennsylvania - 2.0% - (continued)
$175,000	A2(b)	Refunding, Series C, 5.000% due 9/1/21	$182,191
		State Public School Building Authority, Revenue Bonds:
40,000	A2(b)	Refunding School Philadelphia School District, 5.000% due 6/1/26	44,587
180,000	AA	Sch District City Of Harrisburg, AGM, 5.000% due 12/1/28	204,727
130,000	AA	Sch District City Of Harrisburg, AGM, 5.000% due 12/1/33	144,930
		Total Pennsylvania	16,595,202
Rhode Island - 0.4%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
2,000,000	AA+	Educational Brown University, Series A, 5.000% due 9/1/29	2,367,940
240,000	AA	Refunding Bond Financing Program Providence, AGM, 5.000% due 5/15/25	273,372
195,000	BB-	Refunding Hospital Financing Care New England, 5.000% due 9/1/31	206,587
165,000	BBB+	Refunding Hospital Financing Lifespan Obligation, 5.000% due 5/15/39	177,030
110,000	AA	Rhode Island Student Loan Authority, Revenue Bonds, AMT Senior, Series A, 3.500% due 12/1/34(d)	108,108
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB+	Refunding, Series A, 5.000% due 6/1/27	59,389
70,000	BBB	Refunding, Series A, 5.000% due 6/1/28	74,626
		Total Rhode Island	3,267,052
South Carolina - 3.2%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA	Refunding, Series B, 5.000% due 3/1/22	32,712
30,000	AA	Refunding, Series B, 5.000% due 3/1/24	34,072
30,000	AA	Refunding, Series B, 5.000% due 3/1/25	34,608
		County of Charleston SC, GO:
4,385,000	AAA	5.000% due 11/1/22	4,864,894
2,500,000	AAA	Refunding Transportation Sales Tax, Series C, 5.000% due 11/1/27	3,007,375
13,000,000	Aa2(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(a)	13,599,170
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	Refunding, 5.000% due 12/1/27	129,052
95,000	A-	Refunding, 5.000% due 12/1/29	105,658
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
200,000	A+	Bon Secours Health System Inc., 5.000% due 11/1/28	216,242
65,000	A+	Refunding Anmed Health Project, 5.000% due 2/1/22	70,290
30,000	A+	Refunding Anmed Health Project, 5.000% due 2/1/24	33,599
50,000	A+	Refunding Anmed Health Project, 5.000% due 2/1/25	56,793
50,000	A+	Refunding Anmed Health Project, 5.000% due 2/1/26	57,323
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	Airport System Revenue AMT, 5.000% due 7/1/28(d)	75,749
140,000	A+	Airport System Revenue AMT, 5.000% due 7/1/30(d)	160,514
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A+	Series A, 5.000% due 12/1/49	2,160,849
515,000	A+	Series A, 5.500% due 12/1/54	548,568
185,000	A+	Series B, 5.000% due 12/1/35	199,648
275,000	A+	Series B, 5.000% due 12/1/36	295,598
115,000	A+	Series C, 5.000% due 12/1/25	127,594
115,000	A+	Series C, 5.000% due 12/1/26	126,732
90,000	A+	Series C, 5.000% due 12/1/27	98,564
105,000	A+	Series C, 5.000% due 12/1/46	109,691
190,000	A+	Series E, 5.500% due 12/1/53	201,370
355,000	A+	Refunding, Series A, 5.000% due 12/1/50	369,761
50,000	A1(b)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	57,796
		Total South Carolina	26,774,222

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
$30,000	AA-	Refunding Avera Health, 5.000% due 7/1/23	$33,429
15,000	AA-	Refunding Avera Health, 5.000% due 7/1/24	16,989
10,000	AA-	Refunding Avera Health, 5.000% due 7/1/27	11,644
50,000	AA-	Refunding Avera Health, 5.000% due 7/1/33	55,948
40,000	AA-	Refunding Avera Health, 5.000% due 7/1/35	44,282
35,000	A+	South Dakota St Health And Educational, Series B, 5.000% due 11/1/24	39,756
35,000	A+	South Dakota St Health And Educational, Series B, 5.000% due 11/1/25	39,500
5,000	A+	South Dakota St Health And Educational, Series B, 5.000% due 11/1/26	5,616
		Total South Dakota	247,164
Tennessee - 1.0%
1,000,000	AA+	County of Sumner TN, GO, Refunding, 5.000% due 6/1/22	1,070,040
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Ballad Health, Series A, 5.000% due 7/1/29	34,305
35,000	A-	Ballad Health, Series A, 5.000% due 7/1/30	39,747
240,000	A-	Johnson City Health & Educational Facilities Board, Revenue Bonds, Refunding Mountain Sts Health, Prerefunded 7/1/20 @ 100, 6.500% due 7/1/38(c)	256,464
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
30,000	BBB	Tennessee Health Educational and University Health System Inc., 5.000% due 4/1/24	32,716
40,000	BBB	Tennessee Health Educational and University Health System Inc., 5.000% due 4/1/25	44,023
35,000	BBB	University Health System Inc., 5.000% due 9/1/22	37,483
30,000	BBB	University Health System Inc., 5.000% due 9/1/24	32,850
145,000	A	Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding AMT, Series B, 5.625% due 7/1/20(d)	152,575
5,000,000	AAA	State of Tennessee, GO, Series A, 5.000% due 2/1/25	5,795,800
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(b)	4.000% due 11/1/49(a)	703,201
350,000	A3(b)	Acquisition Project, Series A, 4.000% due 5/1/48(a)	362,449
		Total Tennessee	8,561,653
Texas - 15.2%
1,895,000	AAA	Alamo Community College District, GO, Refunding, 5.000% due 8/15/34	2,169,358
40,000	AA-	Austin Community College District, Revenue Bonds, Capital Appreciation Refunding Comb Fee AMBAC, zero coupon, due 2/1/22	37,108
2,525,000	Aa3(b)	Brownsville Independent School District, GO, Maintenance Tax Notes, 4.000% due 8/15/22	2,673,672
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	Refunding, 5.000% due 1/1/31	77,035
145,000	A-	Refunding, 5.000% due 1/1/32	158,904
95,000	A-	Refunding, 5.000% due 1/1/35	103,054
45,000	A-	Refunding, 5.000% due 1/1/36	48,699
35,000	A-	Senior Lien, Series A, 5.000% due 1/1/31	38,382
30,000	A-	Senior Lien, Series A, 5.000% due 1/1/32	32,769
60,000	A-	Senior Lien, Series A, 5.000% due 1/1/34	65,097
160,000	A-	Senior Lien, Series A, 5.000% due 1/1/40	170,977
510,000	A-	Central Texas Turnpike System, Revenue Bonds, Refunding First Tier, Series A, 5.000% due 8/15/42(a)	528,329
90,000	AA	City of Arlington TX, Subordinated Lien, Series C, 5.000% due 2/15/45	93,822
80,000	A	City of Austin TX Airport System Revenue, Revenue Bonds, Airport System Revenue AMT, 5.000% due 11/15/29(d)	88,636
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	49,712
		City of Dallas TX, GO:
2,060,000	AA-	5.000% due 2/15/25	2,356,331
170,000	AA-	Refunding, 5.000% due 2/15/24	191,479
130,000	AA-	Unrefunded Balance Refunding, 5.000% due 2/15/23	140,776

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Texas - 15.2% - (continued)
		City of Houston TX, GO:
$60,000	Aa3(b)	Refunding, Series A, 5.000% due 3/1/23	$66,649
2,290,000	Aa3(b)	Refunding, Series A, 5.000% due 3/1/24	2,587,265
120,000	Aa3(b)	Refunding, Series A, 5.000% due 3/1/25	137,582
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(b)	AMT Subordinated, Series A, 5.000% due 7/1/26(d)	57,191
60,000	A1(b)	AMT Subordinated, Series A, 5.000% due 7/1/27(d)	69,123
30,000	A1(b)	AMT Subordinated, Series A, 5.000% due 7/1/28(d)	34,777
230,000	A+	Refunding AMT Subordinated Lien, Series A, 5.000% due 7/1/20(d)	239,948
70,000	A+	Refunding AMT Subordinated Lien, Series A, 5.000% due 7/1/23(d)	75,525
90,000	A1(b)	Refunding Subordinated, Series B, 5.000% due 7/1/28	106,545
360,000	A1(b)	Refunding Subordinated, Series B, 5.000% due 7/1/29	423,328
190,000	A1(b)	Refunding Subordinated, Series B, 5.000% due 7/1/30	222,043
2,000,000	A1(b)	Refunding Subordinated, Series D, 5.000% due 7/1/24	2,278,600
1,500,000	A1(b)	Refunding Subordinated, Series D, 5.000% due 7/1/25	1,735,455
1,500,000	A1(b)	Refunding Subordinated, Series D, 5.000% due 7/1/26	1,750,140
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(b)	Refunding Combined First Lien, Series B, 4.000% due 11/15/21	263,153
70,000	Aa2(b)	Refunding Combined First Lien, Series B, 5.000% due 11/15/33	79,297
75,000	AA	Refunding Combined First Lien, Series C, 5.000% due 5/15/28	84,328
1,040,000	AAA	City of Irving TX, GO, Refunding, 5.500% due 8/15/23	1,189,375
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
45,000	AA	5.000% due 2/1/29	52,707
30,000	AA	5.000% due 2/1/30	34,975
45,000	AA	5.000% due 2/1/31	52,270
35,000	AA	5.000% due 2/1/33	40,316
90,000	AA	Refunding, 5.250% due 2/1/25	104,947
205,000	AA-	Various Refunding Junior Lien, Series B, 2.000% due 2/1/33(a)	202,114
		County of Harris TX, Revenue Bonds:
30,000	AA-	Refunding Senior Lien Toll Road, Series C, 5.000% due 8/15/24	32,845
110,000	AA-	Refunding Senior Lien Toll Road, Series C, 5.000% due 8/15/25	120,270
2,500,000	AA-	County of Hidalgo TX, GO, Certificates Obligation, Series A, 5.000% due 8/15/37	2,823,550
85,000	AAA	County of Travis TX, GO, Refunding, Series A, 5.000% due 3/1/24	96,168
2,215,000	AAA	County of Williamson TX, GO, Refunding Limited Tax, 5.000% due 2/15/30	2,562,644
		Cypress-Fairbanks Independent School District, GO:
20,000,000	AAA	Refunding School Building, Series B1, 2.125% due 2/15/40(a)	19,868,400
145,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/22	157,580
145,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/23	160,865
725,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/24	818,873
620,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/25	712,256
105,000	AAA	Refunding School Building, PSF-GTD, 5.000% due 2/15/27	121,591
90,000	AAA	Refunding, PSF-GTD, Series C, 5.000% due 2/15/44	97,880
165,000	AAA	School Building, PSF-GTD, Series B2, 1.400% due 2/15/40(a)	162,777
180,000	AAA	School Building, PSF-GTD, Series B3, 1.400% due 2/15/44(a)	177,575
		Dallas Area Rapid Transit, Revenue Bonds:
195,000	NR	Prerefunded 12/1/18 @ 100, 5.250% due 12/1/38(c)	195,000
210,000	AA+	Refunding Senior Lien, AMBAC, 5.250% due 12/1/29(c)	257,580
185,000	A2(b)	Dallas County Utility & Reclamation District, GO, Refunding, 5.000% due 2/15/24	207,317
105,000	AAA	Dallas Independent School District, GO, Unrefunded, PSF-GTD, 5.000% due 2/15/36(a)	113,703
		Dallas Love Field, Revenue Bonds:
40,000	A	Airport System Revenue AMT, 5.000% due 11/1/30(d)	44,679
90,000	A	Airport System Revenue AMT, 5.000% due 11/1/31(d)	100,231

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Texas - 15.2% - (continued)
		Dallas/Fort Worth International Airport, Revenue Bonds:
$85,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/26(d)	$91,870
35,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/27(d)	37,762
80,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/28(d)	86,220
155,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/30(d)	166,279
330,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/31(d)	354,014
420,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/32(d)	450,244
290,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/33(d)	310,550
70,000	A+	AMT Joint Improvement, Series B, 5.000% due 11/1/34(d)	74,880
1,500,000	A+	Refunding AMT Joint, Series E, 5.000% due 11/1/22(d)	1,634,580
30,000	A+	Refunding Joint, Series A, 5.000% due 11/1/19	30,803
85,000	AAA	Denton Independent School District, GO, Capital Appreciation Refunding PSF-GTD, zero coupon, due 8/15/25	71,217
		Fort Bend Independent School District, GO:
165,000	AAA	Refunding Various, Series D, PSF-GTD, 1.500% due 8/1/42(a)	161,137
90,000	AAA	Refunding Various Green Bonds, Series C, PSF-GTD, 1.350% due 8/1/42(a)	88,745
		Fort Worth Independent School District, GO:
105,000	AAA	Refunding School Building, 5.000% due 2/15/26	122,368
80,000	AAA	Refunding, PSF-GTD, 5.000% due 2/15/22	87,122
75,000	Aa1(b)	Frisco Independent School District, GO, School Building, AGM, 5.375% due 8/15/39	76,728
		Grand Parkway Transportation Corp., Revenue Bonds:
70,000	BBB	First Tier, Series A, 5.125% due 10/1/43	74,974
170,000	BBB	First Tier, Series A, 5.500% due 4/1/53	185,676
150,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/31	173,980
125,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/32	144,369
190,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/33	218,304
145,000	AA+	Subordinated Tier Tela Supported, Series A, 5.000% due 10/1/34	165,960
1,210,000	AA+	Subordinated Tier Tela Supported, Series B, 5.000% due 10/1/52(a)	1,346,161
35,000	AA+	Subordinated Tier Tela Supported, Series B, 5.000% due 4/1/53	37,265
70,000	AA+	Subordinated Tier Tela Supported, Series B, 5.250% due 10/1/51	76,436
940,000	A	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/42(c)	1,029,319
1,000,000	AAA	Harris County Flood Control District, Revenue Bonds, Refunding Contract Tax, Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/34(c)	1,053,660
70,000	WR(b)	Harris County Health Facilities Development Corp., Revenue Bonds, Memorial Hermann Hlthcare System, Series B, Prerefunded 12/1/18 @ 100, 7.250% due 12/1/35(c)	70,000
		Houston Independent School District, GO:
2,000,000	AAA	Series PSF-GTD, 5.000% due 2/15/36	2,282,880
1,000,000	AAA	Limited Tax Schoolhouse, Series A2, PSF-GTD, 3.000% due 6/1/39(a)	1,004,770
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/24	16,775
20,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/26	22,713
15,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/27	16,911
20,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/29	22,248
30,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/31	32,988
40,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/35	43,172
30,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/36	32,244
35,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/39	37,394
45,000	A+	Baylor Scott White Medical Center, 5.000% due 10/15/44	47,643
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	Series PSF-GTD, 5.000% due 2/15/31	8,376,295
7,050,000	AAA	Series PSF-GTD, 5.000% due 2/15/34	8,015,991
1,225,000	AA+	Lewisville Independent School District, GO, Refunding, Series B, 5.000% due 8/15/28	1,408,480

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Texas - 15.2% - (continued)
		Lower Colorado River Authority, Revenue Bonds:
$1,135,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/22	$1,210,103
135,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/32	154,393
70,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/34	79,370
70,000	A	LCRA Transmission Services Corp., 5.000% due 5/15/36	78,610
400,000	A	Refunding, Series B, 5.000% due 5/15/21	416,372
195,000	A	Refunding, Series B, 5.000% due 5/15/25	223,156
85,000	A	Refunding, Series B, 5.000% due 5/15/27	96,462
85,000	A	Refunding, Series B, 5.000% due 5/15/28	96,086
245,000	A	Refunding, Series B, 5.000% due 5/15/29	275,875
25,000	A	Refunding Senior, Series D, 5.000% due 5/15/22	27,206
20,000	A	Refunding Senior, Series D, 5.000% due 5/15/23	22,145
35,000	A	Refunding Senior, Series D, 5.000% due 5/15/24	39,315
40,000	A	Refunding Senior, Series D, 5.000% due 5/15/26	45,444
2,720,000	AAA	Midlothian Independent School District, GO, School Building Rmkt, Series B, PSF-GTD, 2.500% due 8/1/52(a)	2,732,730
40,000	Aaa(b)	Midway Independent School District, GO, Capital Appreciation Refunding, PSF-GTD, zero coupon, due 8/15/19	39,454
700,000	BBB+	Mission Economic Development Corp., Revenue Bonds, Various Refunding Republic Services Inc. Project, 2.150% due 1/1/26(a)(d)	700,014
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa2(b)	Childrens Health System Texas, Series A, 5.000% due 8/15/24	68,080
70,000	Aa2(b)	Childrens Health System Texas, Series A, 5.000% due 8/15/25	80,532
45,000	Aa2(b)	Childrens Health System Texas, Series A, 5.000% due 8/15/26	52,275
45,000	Aa2(b)	Childrens Health System Texas, Series A, 5.000% due 8/15/27	52,644
70,000	Aa2(b)	Childrens Health System Texas, Series A, 5.000% due 8/15/30	80,520
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(b)	Refunding and Improvement Abilene Christian, 5.000% due 4/1/27	72,904
40,000	A3(b)	Refunding and Improvement Abilene Christian, 5.000% due 4/1/28	44,593
125,000	AAA	North East Independent School District, GO, School Building Rmkt, Series B, PSF-GTD, 1.420% due 8/1/40(a)	121,913
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	Refunding Senior Lien, 4.000% due 12/15/23	31,805
55,000	AA-	Refunding Senior Lien, 4.000% due 12/15/24	58,122
		North Texas Tollway Authority, Revenue Bonds:
200,000	A+	Refunding, Series A, 5.000% due 1/1/39	219,404
290,000	A+	Refunding, Series B, 5.000% due 1/1/29	324,501
160,000	A+	Refunding, Series B, 5.000% due 1/1/30	178,538
35,000	A+	Refunding First Lien, Series A, 5.000% due 1/1/30	39,499
40,000	A+	Refunding First Lien, Series A, 5.000% due 1/1/33	45,087
20,000	A	Refunding Second Tier, Series B, 5.000% due 1/1/31	22,432
85,000	A	Refunding Second Tier, Series B, 5.000% due 1/1/32	95,860
50,000	A+	Refunding System First Tier, Series A, 5.000% due 1/1/23	55,133
145,000	A+	Refunding System First Tier, Series A, 5.000% due 1/1/24	162,703
370,000	WD(g)	Special Projects System, Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(c)	403,022
30,000	WD(g)	Special Projects System, Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(c)	33,075
685,000	Aaa(b)	Northside Independent School District, GO, Various School Building, PSF-GTD, 2.750% due 8/1/48(a)	693,193
4,000,000	AAA	Pasadena Independent School District, GO, Various School Building, Series B, PSF-GTD, 3.000% due 2/15/44(a)	4,025,000
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(b)	Series B, 5.000% due 7/1/22	54,950
50,000	Aaa(b)	Series B, 5.000% due 7/1/29	57,815

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Texas - 15.2% - (continued)
$170,000	AAA	Plano Independent School District, GO, Refunding, Series B, PSF-GTD, 5.000% due 2/15/19	$171,098
50,000	AAA	Rockwall Independent School District, GO, Capital Appreciation Refunding PSF-GTD, zero coupon, due 2/15/25	42,448
1,195,000	Aaa(b)	San Antonio Independent School District, GO, Refunding Convertible 08/1/17, Series A, PSF-GTD, 5.000% due 8/1/28	1,389,809
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	Refunding and Improvement Convention Center, 5.000% due 9/15/23	153,375
215,000	AA+	Refunding and Improvement Convention Center, 5.000% due 9/15/24	235,135
270,000	AA+	Refunding and Improvement Convention Center, 5.000% due 9/15/25	294,670
		San Antonio Water System, Revenue Bonds:
390,000	AA	Junior Lien Number Reserve Fund, Series B, 2.000% due 5/1/44(a)	383,042
175,000	AA+	Refunding, 5.000% due 5/15/22	191,658
2,000,000	AA	Refunding Junior Lien, Series A, 5.000% due 5/15/36	2,278,840
		Southwest Higher Education Authority, Inc., Revenue Bonds:
90,000	AA-	Southern Methodist University Project, 5.000% due 10/1/19	92,316
65,000	AA-	Southern Methodist University Project, Prerefunded 10/1/19 @ 100, 5.000% due 10/1/20(c)	66,689
		State of Texas, GO:
150,000	AAA	Airport System Revenue AMT, 5.000% due 8/1/26(d)	169,763
45,000	AAA	College Student Loan, Series A, 5.000% due 8/1/19(d)	45,865
45,000	AAA	College Student Loan, Series A, 5.000% due 8/1/21(d)	48,182
350,000	AAA	College Student Loan, Series B, 5.000% due 8/1/25(d)	390,915
360,000	AAA	Refunding College Student Loan, 4.000% due 8/1/21(d)	376,218
45,000	AAA	Refunding College Student Loan, Series C, 5.000% due 8/1/20(d)	47,062
40,000	AAA	Refunding College Student Loan, Series C, 5.000% due 8/1/21(d)	42,828
2,500,000	AAA	Refunding Transportation Commission Mobility Fund, 5.000% due 10/1/24	2,835,100
3,500,000	AAA	Refunding Water Financial Assistance Subordinated Series, 5.000% due 8/1/21	3,771,005
2,655,000	AAA	Transportation Commission Highway Improvement, 5.000% due 4/1/26	3,105,368
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
155,000	A	Hendrick Medical Center, 5.500% due 9/1/43	169,190
200,000	AA	Refunding Christus Health, Series A, AGC, 6.250% due 7/1/28	200,698
30,000	AA-	Scott And White Healthcare Project, 5.000% due 8/15/25	33,441
45,000	AA-	Scott And White Healthcare Project, 5.000% due 8/15/26	49,928
45,000	AA-	Scott And White Healthcare Project, 5.000% due 8/15/28	49,581
110,000	AA-	Scott And White Healthcare Project, 5.000% due 8/15/33	119,787
165,000	AA	Texas Health Resources System, 5.000% due 2/15/25	188,125
60,000	AA	Texas Health Resources System, 5.000% due 2/15/34	67,122
		Texas A&M University, Revenue Bonds:
2,500,000	AAA	Financing System, Series E, 5.000% due 5/15/26	2,925,175
165,000	AAA	Refunding, Series C, 5.000% due 5/15/23	184,538
460,000	Baa3(b)	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Senior Lien Nte Mobility Partners, 7.000% due 12/31/38(d)	530,182
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Refunding, Series A, 5.000% due 3/15/29	156,717
		Texas Water Development Board, Revenue Bonds:
125,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 4/15/22	136,727
180,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 4/15/25	208,255
75,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 10/15/25	87,360
125,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 4/15/26	146,279
5,000,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 10/15/26	5,893,150
190,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 4/15/29	223,696
505,000	AAA	St Wtrust Implementation Fund, Series A, 5.000% due 4/15/30	592,941

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Texas - 15.2% - (continued)
		Travis County Health Facilities Development Corp., Revenue Bonds:
$2,305,000	NR	Refunding First Mortgage Longhorn Village, Prerefunded 1/1/21 @ 100, 7.000% due 1/1/32(c)	$2,529,161
1,040,000	NR	Refunding First Mortgage Longhorn Village, Prerefunded 1/1/21 @ 100, 7.125% due 1/1/46(c)	1,143,761
400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, Refunding Regional Treatment System, 5.000% due 2/1/22	434,460
		University of Houston, Revenue Bonds:
190,000	AA	Refunding, Series A, 5.000% due 2/15/30	216,805
10,000	AA	Unrefundeducation Balance Refunding Consolidated, AGM, 5.250% due 2/15/25	10,024
		University of Texas System, Revenue Bonds:
60,000	AAA	Series D, 5.000% due 8/15/20	63,060
65,000	AAA	Series D, 5.000% due 8/15/21	70,063
70,000	AAA	Series D, 5.000% due 8/15/22	77,162
80,000	AAA	Series E, 5.000% due 8/15/22	88,186
90,000	AAA	Series J, 5.000% due 8/15/22	99,209
1,785,000	NR	Prerefunded Refunding Financing System, Series A, Prerefunded 2/15/22 @ 100, 5.000% due 8/15/27(c)	1,941,902
90,000	AAA	Refunding Financing System, Series B, 5.000% due 8/15/22	99,209
		Total Texas	127,702,319
Utah - 0.0%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A+	Senior, Series A, 5.000% due 7/1/26(d)	39,931
115,000	A+	Senior, Series A, 5.000% due 7/1/28(d)	131,174
85,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Pj, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(c)	93,533
		Total Utah	264,638
Virginia - 2.6%
30,000	BBB	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Transportation System Senior, Series A, 5.000% due 7/15/22	32,295
2,635,000	AAA	City of Suffolk VA, GO, Refunding, Series A, 5.000% due 2/1/27	3,127,666
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,395,300
		County of Fairfax VA, GO:
3,000,000	AAA	Public Improvement, Series A, 5.000% due 10/1/27	3,568,890
250,000	AAA	Refunding Public Improvement, Series A, 4.000% due 10/1/27	273,270
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	Baa1(b)	Refunding Mary Washington Healthcare, 5.000% due 6/15/27	44,039
40,000	Baa1(b)	Refunding Mary Washington Healthcare, 5.000% due 6/15/29	43,831
45,000	Baa1(b)	Refunding Mary Washington Healthcare, 5.000% due 6/15/33	48,893
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Transn Fund Senior Lien, Series A, 5.000% due 7/1/35	3,665,205
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Refunding Sentara Healthcare, Series B, 5.000% due 11/1/48(a)	378,531
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	Baa1(b)	Refunding Mary Washington Healthcare, 4.000% due 6/15/37	19,654
50,000	Baa1(b)	Refunding Mary Washington Healthcare, 5.000% due 6/15/32	55,070
65,000	Baa1(b)	Refunding Mary Washington Healthcare, 5.000% due 6/15/34	71,044
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Public Higher Education Financing Program, Series A, 5.000% due 9/1/32	3,306,702
265,000	AA+	Virginia Refunding, Series E, 5.000% due 2/1/30	313,280
305,000	AA+	Virginia Refunding, Series E, 5.000% due 2/1/31	358,912
165,000	AA+	Virginia Taxable, Series D, 5.000% due 2/1/26	193,141

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Virginia - 2.6% - (continued)
		Virginia Commonwealth Transportation Board, Revenue Bonds:
$185,000	AA+	Refunding, Series A, 5.000% due 5/15/29	$219,146
360,000	AA+	Refunding, Series A, 5.000% due 5/15/30	423,990
220,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, Senior Lien 95 Express Lanes, 5.000% due 1/1/40(d)	228,428
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	Refunding Valley Health System Obligation, 5.000% due 1/1/32	66,739
75,000	A+	Refunding Valley Health System Obligation, 5.000% due 1/1/33	83,035
		Total Virginia	21,917,061
Washington - 2.4%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Capital Appreciation Refunding, Series A, NPFG, zero coupon, due 6/1/24	51,811
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	34,863
35,000	AA	5.000% due 1/1/36	39,464
85,000	Aa1(b)	Clark County School District No 37 Vancouver, GO, Series C, NPFG, zero coupon, due 12/1/19	83,298
55,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Prerefunded 1/1/19 @ 100, 5.250% due 1/1/42(c)	55,145
		County of Spokane WA Wastewater System Revenue, Revenue Bonds:
35,000	AA	Series A, 5.000% due 12/1/18	35,000
40,000	AA	Series A, 5.000% due 12/1/19	40,600
		Grant County Public Utility District No 2, Revenue Bonds:
30,000	AA	Public Utility District Refunding, Series A, 5.000% due 1/1/22	32,506
30,000	AA	Public Utility District Refunding, Series A, 5.000% due 1/1/23	32,829
65,000	AA	Public Utility District Refunding, Series A, 5.000% due 1/1/24	70,943
250,000	AA+	King County School District No 401 Highline, GO, Refunding, 5.000% due 12/1/18	250,000
500,000	AA+	Pierce County School District No 3 Puyallup, GO, 5.000% due 12/1/34	570,735
		Port of Seattle WA, Revenue Bonds:
135,000	AA-	Refunding AMT First Lien, Series B, 5.000% due 10/1/29(d)	151,618
35,000	A+	Refunding Intermediate Lien, 5.000% due 2/1/27	40,264
70,000	A+	Refunding Intermediate Lien, 5.000% due 2/1/29	79,769
25,000	A	Refunding Seatac Fuel Facilities LLC, 5.000% due 6/1/23(d)	27,568
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	58,420
8,430,000	AA+	Series A, 5.000% due 8/1/32	9,892,441
50,000	AA+	Refunding, Series R2017A, 5.000% due 8/1/28	58,151
50,000	AA+	Refunding, Series R2017A, 5.000% due 8/1/30	57,537
725,000	AA+	Refunding, Series R2018D, 5.000% due 8/1/32	839,855
640,000	AA+	Refunding, Series R2018D, 5.000% due 8/1/33	736,723
5,000,000	AA+	Refunding, Series R2018D, 5.000% due 8/1/35	5,710,100
100,000	AA+	Refunding, Series R97, NPFG, zero coupon, due 7/1/19	98,930
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	Refunding, 5.000% due 6/1/23	76,056
100,000	A	Refunding, 5.000% due 6/1/24	108,477
		Washington Health Care Facilities Authority, Revenue Bonds:
40,000	A+	Fred Hutchinson Center Research Center, 5.000% due 1/1/29	44,520
400,000	A	Overlake Hospital Medical Center, 5.000% due 7/1/42	429,432
65,000	A	Overlake Hospital Medical Center, Prerefunded 7/1/20 @ 100, 5.500% due 7/1/30(c)	68,519
5,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/25	5,642
60,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/26	68,235
90,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/29	103,020
20,000	A	Refunding Overlake Hospital Medical Center, 5.000% due 7/1/34	22,180
70,000	AA-	Refunding Providence St Joseph, 5.000% due 10/1/27	82,289

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Washington - 2.4% - (continued)
$60,000	AA-	Refunding Providence St Joseph, 5.000% due 10/1/28	$71,103
110,000	BBB	Virginia Mason Medical Center, 5.000% due 8/15/28	120,646
65,000	BBB	Virginia Mason Medical Center, 5.000% due 8/15/31	70,209
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(b)	Refunding Whitworth University Project, Series A, 5.000% due 10/1/29	16,452
35,000	Baa1(b)	Refunding Whitworth University Project, Series A, 5.000% due 10/1/30	38,214
40,000	Baa1(b)	Refunding Whitworth University Project, Series A, 5.000% due 10/1/31	43,503
		Total Washington	20,417,067
West Virginia - 2.3%
		State of West Virginia, GO:
14,860,000	AA-	Series B, 5.000% due 12/1/34	17,175,634
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,300,240
		West Virginia Hospital Finance Authority, Revenue Bonds:
40,000	AA	Auction Rate Certificates Improvement, Series D, Prerefunded 12/1/18 @ 100, 5.500% due 6/1/33(c)	40,000
190,000	BBB+	Refunding and Improvement Cabell Huntington, 5.000% due 1/1/33	211,116
		Total West Virginia	19,726,990
Wisconsin - 1.3%
		Public Finance Authority, Revenue Bonds:
25,000	BB(g)	First Mortgage Southminster, 5.000% due 10/1/43(e)(f)	25,017
30,000	BB(g)	First Mortgage Southminster, 5.000% due 10/1/48(e)(f)	29,814
55,000	BB(g)	First Mortgage Southminster, 5.000% due 10/1/53(e)(f)	54,193
20,000	BB(g)	Refunding Marys Woods Marylhurst, 3.000% due 11/15/22(e)(f)	20,001
35,000	BB(g)	Refunding Marys Woods Marylhurst, 5.000% due 5/15/23(e)(f)	37,188
35,000	BB(g)	Refunding Marys Woods Marylhurst, 5.000% due 5/15/30(e)(f)	36,644
10,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/37(e)(f)	10,380
15,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/42(e)(f)	15,453
15,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/47(e)(f)	15,401
25,000	BB(g)	Refunding Marys Woods Marylhurst, 5.250% due 5/15/52(e)(f)	25,581
15,000	BB(g)	Refunding Marys Woods Temps 70, Series B2, 3.500% due 11/15/23(e)(f)	14,986
10,000	BB(g)	Refunding Marys Woods Temps 85, 3.950% due 11/15/24(e)(f)	10,048
610,000	NR	Wingate University, Series A, 5.250% due 10/1/43	640,952
610,000	NR	Wingate University, Series A, 5.250% due 10/1/48	636,547
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
6,940,000	AA	Advocate Aurora Health, 5.000% due 8/15/54(a)	7,672,080
50,000	WR(b)	Agnesian Healthcare Inc., Prerefunded 7/1/20 @ 100, 5.500% due 7/1/40(c)	52,667
30,000	WR(b)	Agnesian Healthcare Inc., Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(c)	33,567
200,000	WR(b)	Agnesian Healthcare Inc., Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(c)	223,780
25,000	BBB+	Fort Healthcare Inc., 5.000% due 5/1/26	27,229
50,000	BBB+	Fort Healthcare Inc., 5.000% due 5/1/28	53,962
25,000	BBB+	Fort Healthcare Inc., 5.000% due 5/1/29	26,902
65,000	BBB-	Franciscan Sisters Christian, 5.000% due 9/1/36	69,674
50,000	BBB-	Franciscan Sisters Christian, 5.000% due 9/1/34	53,959
50,000	A3(b)	Mercy Alliance Inc., 5.000% due 6/1/27	53,335
30,000	A3(b)	Mercy Alliance Inc., 5.000% due 6/1/32	31,797
70,000	A3(b)	Mercy Alliance Inc., 5.000% due 6/1/39	73,436
55,000	NR	Prerefunded Agnesian, Prerefunded 7/1/20 @ 100, 5.750% due 7/1/30(c)	58,146
255,000	AA-	Refunding Hospital Sisters Services Inc., 5.000% due 11/15/24	288,458
195,000	AA-	Refunding Hospital Sisters Services Inc., 5.000% due 11/15/27	217,950
50,000	NR	Refunding Ministry Health Care, Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(c)	54,981
35,000	WD(g)	Refunding Monroe Clinic Inc., Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(c)	38,218
		Total Wisconsin	10,602,346

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Wyoming - 0.0%
$185,000	A	County of Campbell WY, Revenue Bonds, Basin Electric Power Cooperative, Series A, 5.750% due 7/15/39	$188,961
		TOTAL MUNICIPAL BONDS (Cost - $715,857,237)	709,035,482
SHORT-TERM INVESTMENTS - 16.9%
MUNICIPAL BONDS - 10.4%
5,000,000	MIG1(b)	City of Portland OR, GO 4.000% due 6/26/19	5,059,700
2,000,000	SP-1+	Commonwealth of Massachusetts, GO 4.000% due 4/25/19	2,017,340
10,000,000	SP-1+	Commonwealth of Massachusetts, GO, Anticipation Notes, Series B 4.000% due 5/23/19	10,101,500
1,000,000	NR	Genesee Valley Central School District NY, GO 4.000% due 8/28/19	1,013,410
5,000,000	A-1+	Michigan Finance Authority, Revenue Bonds, St Aid Note, Series A1 4.000% due 8/20/19	5,066,850
2,500,000	MIG1(b)	PMA Levy & Aid Anticipation Notes Program WI 3.000% due 10/18/19	2,518,925
1,000,000	NR	Ravena Coeymans Selkirk Central School District NY, GO 4.000% due 8/16/19	1,013,580
5,000,000	AAA	State of Georgia, GO, Series A 5.000% due 7/1/19	5,091,350
5,000,000	SP-1+	State of Idaho, GO, Tax Anticipation Notes 4.000% due 6/28/19	5,061,150
50,000,000	SP-1+	State of Texas, Revenue Bonds 4.000% due 8/29/19	50,751,000
		TOTAL MUNICIPAL BONDS (Cost - $87,757,468)	87,694,805
TIME DEPOSITS - 6.5%
8,683,198		Banco Santander SA - Frankfurt, 1.540% due 12/3/18	8,683,198
45,730,685		JPMorgan Chase & Co. - New York, 1.540% due 12/3/18	45,730,685
		TOTAL TIME DEPOSITS (Cost - $54,413,883)	54,413,883
		TOTAL SHORT-TERM INVESTMENTS (Cost - $142,171,351)	142,108,688
		TOTAL INVESTMENTS - 101.2% (Cost - $858,028,588#)	851,144,170
		Liabilities in Excess of Other Assets - (1.2)%	(10,239,688)
		TOTAL NET ASSETS - 100.0%	$840,904,482

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(b)	Rating by Moody's Investors Service. All ratings are unaudited.
(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $2,113,378 and represents 0.25% of net assets.
(f)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $3,202,136 and represents 0.38% of net assets.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Abbreviations used in this schedule:
AGC	—	American Guarantee Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FSA	—	Financial Security Assurance
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
SIFMA	—	Securities Industry and Financial Markets Association

See pages XX – XX for definitions of ratings.

Summary of Investments by Security Industry^
General Obligation	38.8%
Education	17.4
Health Care Providers & Services	8.0
Transportation	6.0
Water and Sewer	5.3
Airport	2.9
Power	1.3
Pollution	1.1
Development	1.0
Utilities	0.7
Facilities	0.4
Housing	0.2
Tobacco	0.2
Community Facilities Districts	0.0 *
Short-Term Investments	16.7
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units/Shares	Security	Value
CORPORATE BONDS & NOTES - 18.1%
Basic Materials - 0.2%
$2,334,000	Hexion Inc., Senior Secured Notes, 10.000% due 4/15/20(a)	$2,007,240
Communications - 6.1%
4,046,000	Avaya Inc., Senior Secured Notes, 7.000% due 4/1/19(b)(c)(d)	—
12,659,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(a)(e)	11,804,517
13,500,000	Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	10,800,000
	HC2 Holdings Inc., Senior Secured Notes:
5,369,000	11.000% due 12/1/19(d)	5,369,000
15,310,000	11.500% due 12/1/21(d)(e)	14,410,538
8,000,000	Intelsat Connect Finance SA, Company Guaranteed Notes, 9.500% due 2/15/23(d)	7,480,000
3,980,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 9.750% due 7/15/25(d)	4,109,350
455,000	Townsquare Media Inc., Company Guaranteed Notes, 6.500% due 4/1/23(d)	419,738
	Total Communications	54,393,143
Consumer Cyclical - 1.3%
7,593,000	JC Penney Corp. Inc., Senior Secured Notes, 5.875% due 7/1/23(a)(d)	6,283,208
1,231,000	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(d)	1,058,660
5,000,000	Tesla Inc., Company Guaranteed Notes, 5.300% due 8/15/25(a)(d)	4,318,750
	Total Consumer Cyclical	11,660,618
Consumer Non-cyclical - 2.9%
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
4,950,000	5.125% due 8/1/21(a)	4,687,031
994,000	6.250% due 3/31/23	921,935
1,500,000	Secured Notes, step bond to yield, 11.000% due 6/30/23(a)(d)	1,215,000
8,878,000	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 6.000% due 2/1/25(d)	6,999,770
1,500,000	Endo Finance LLC, Company Guaranteed Notes, 5.750% due 1/15/22(d)	1,335,000
100,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 4.875% due 4/15/20(d)	98,700
7,979,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21(a)	6,462,990
4,740,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(d)	4,242,300
	Total Consumer Non-cyclical	25,962,726
Energy - 4.1%
11,491,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(a)(d)	8,733,160
	EP Energy LLC/Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
742,000	7.750% due 9/1/22	415,520
4,310,000	6.375% due 6/15/23(a)	1,896,400
11,986,000	Secured Notes, 9.375% due 5/1/24(d)	6,592,300
	Sable Permian Resources Land LLC/AEPB Finance Corp., Company Guaranteed Notes:
6,336,000	7.125% due 11/1/20(a)(d)	2,724,480
3,242,000	7.375% due 11/1/21(a)(d)	1,394,060
20,356,000	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21(a)	5,954,130
13,614,000	Ultra Resources Inc., Company Guaranteed Notes, 6.875% due 4/15/22(b)(d)	8,576,820
	Total Energy	36,286,870

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units/Shares	Rating†	Security	Value
Financial - 2.2%
$4,626,000		Abe Investment Holdings Inc./Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(d)(e)	$4,579,740
36,032		Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22	909,808
3,041,000		Curo Group Holdings Corp., Senior Secured Notes, 8.250% due 9/1/25(d)	2,539,235
8,800,000		ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.780% due 12/21/65(d)(f)	7,420,776
19,581		KCAP Financial Inc., Corporate Unsecured Notes, 6.125% due 9/30/22	486,000
29,980		TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	752,498
3,000,000		USB Realty Corp., Junior Subordinated Notes, 3.583% (3-Month USD-LIBOR + 1.147%) (d)(f)(g)	2,662,500
		Total Financial	19,350,557
Utilities - 1.3%
		FirstEnergy Solutions Corp., Company Guaranteed Notes:
527,472		6.050% due 8/15/21(c)	377,142
494,864		6.800% due 8/15/39(c)	353,828
		Talen Energy Supply LLC, Company Guaranteed Notes:
9,000,000		9.500% due 7/15/22(d)	9,112,500
1,579,000		10.500% due 1/15/26(d)	1,369,783
		Total Utilities	11,213,253
		TOTAL CORPORATE BONDS & NOTES (Cost - $183,987,459)	160,874,407
SENIOR LOANS - 6.4%(f)
8,478,643		Charter Communications Operating LLC, 4.350% (1-Month USD-LIBOR + 2.000%) due 4/30/25	8,382,241
9,000,000		Communications Sales & Leasing Inc., 5.345% (1-Month USD-LIBOR + 3.000%) due 10/24/22	8,330,670
4,000,000		Consolidated Communications Inc., due 10/5/23(h)	3,833,320
10,127,500		Fossil Group Inc., 9.230% (1-Week USD-LIBOR + 7.000%) due 12/31/20	10,178,138
4,529,853		Genworth Holdings Inc., 6.831% (2-Month USD-LIBOR + 4.500%) due 3/7/23	4,597,801
8,269,053		Getty Images Inc., 5.845% (1-Month USD-LIBOR + 3.500%) due 10/18/19	8,188,926
4,910,280		Golden Entertainment Inc., 9.350% (1-Month USD-LIBOR + 7.000%) due 10/20/25	4,861,177
7,595,000		La Paloma Generating Co., LLC, 9.250% due 2/20/20(c)(i)	151,900
380,967		Quorum Health Corp., 9.095% (1-Month USD-LIBOR + 6.750%) due 4/29/22	382,159
8,478,426		Vistra Operations Company LLC, 4.345% (1-Month USD-LIBOR + 2.000%) due 8/4/23	8,351,250
		TOTAL SENIOR LOANS (Cost - $58,608,966)	57,257,582
MUNICIPAL BONDS - 1.5%
Ohio - 0.2%
		Ohio Air Quality Development Authority, Revenue Bonds:
129,450	NR	Firstenergy Generation Corp. Series A, 5.700% due 8/1/20(c)	88,997
2,539,000	NR	Firstenergy Generation Corp., Series A, 3.750% due 12/1/23(c)(f)	1,745,563
14,650	NR	Refunding Pollution Control Firstenergy Generation Corp., 3.100% due 3/1/23(c)(f)	10,072
		Total Ohio	1,844,632
Pennsylvania - 0.0%
		Beaver County Industrial Development Authority, Revenue Bonds:
10,000	NR	Refunding Pollution Control Firstenergy Nuclear General Project, Series A, 2.700% due 4/1/35(c)(f)	6,875
10,000	NR	Refunding Firstenergy, Series A, 3.500% due 4/1/41(c)(f)	6,875
		Total Pennsylvania	13,750

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units/Shares	Rating†	Security	Value
Puerto Rico - 1.3%
$19,175,000	NR	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(c)	$11,097,531
		TOTAL MUNICIPAL BONDS (Cost - $8,547,771)	12,955,913

Shares/Units
OPEN-END FUNDS - 36.2%
5,362,999		BrandywineGLOBAL - Global Unconstrained Bond Fund, Class I Shares	60,333,739
22,733,080		JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	261,203,088
		TOTAL OPEN-END FUNDS (Cost - $328,834,753)	321,536,827
CLOSED-END FUNDS - 16.2%
278,572		Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	1,866,432
709,940		Aberdeen Total Dynamic Dividend Fund, Class Common Shares	5,757,613
78,420		Advent Claymore Convertible Securities & Income Fund, Class Common Shares	1,093,175
100,324		Alliance California Municipal Income Fund Inc., Class Common Shares.	1,331,299
387,259		AllianzGI Convertible & Income 2024 Target, Class Common Shares	3,314,937
264,984		AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares	3,224,855
240,448		BlackRock Credit Allocation Income Trust, Class Common Shares	2,806,028
43,589		BlackRock Municipal 2030 Target Term Trust, Class Common Shares	878,318
113,957		BlackRock Resources & Commodities Strategy Trust, Class Common Shares	879,748
296,828		BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares	3,039,519
21,205		Brookfield Real Assets Income Fund Inc., Class Common Shares	428,129
23,331		China Fund Inc., Class Common Shares	421,591
478,540		Clough Global Opportunities Fund, Class Common Shares	4,613,126
465,710		Cornerstone Strategic Value Fund Inc., Class Common Shares	5,923,831
208,275		Cornerstone Total Return Fund Inc., Class Common Shares	2,584,693
319,907		Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	3,071,107
61		Delaware Investments Dividend & Income Fund Inc., Class Common Shares	758
187,530		Eagle Growth & Income Opportunities Fund, Class Common Shares(a)	2,696,681
364,224		Eaton Vance Ltd. Duration Income Fund, Class Common Shares	4,439,891
44,680		Eaton Vance Senior Income Trust, Class Common Shares	273,888
47,116		Franklin Ltd. Duration Income Trust, Class Common Shares	434,410
24,494		General American Investors Co., Inc., Class Preferred Shares(g)	638,093
125,045		High Income Securities Fund, Class Common Shares	1,174,173
423,326		Highland Floating Rate Opportunities Fund, Class Common Shares	6,167,860
58,417		India Fund Inc., Class Common Shares	1,307,372
243,103		Invesco High Income Trust II, Class Common Shares	3,189,511
237,728		Invesco Municipal Opportunity Trust, Class Common Shares	2,691,081
1,228,247		Invesco Senior Income Trust, Class Common Shares	5,048,095
204,992		Kayne Anderson MLP/Midstream Investment Co., Class Common Shares(a)	3,249,123
202,560		Lazard World Dividend & Income Fund Inc., Class Common Shares	1,897,987
524,634		Liberty All Star Growth Fund Inc., Class Common Shares	2,575,953
43,204		Madison Covered Call & Equity Strategy Fund, Class Common Shares(a)	308,909
324,834		Morgan Stanley Emerging Markets Debt Fund Inc., Class Common Shares	2,686,377
214,073		Morgan Stanley Emerging Markets Fund Inc., Class Common Shares	3,594,286
20,275		Neuberger Berman High Yield Strategies Fund Inc., Class Common Shares	208,224
199,703		NexPoint Strategic Opportunities Fund, Class Common Shares	4,321,573
152,047		Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	1,889,944
71,214		Nuveen California Quality Municipal Income Fund, Class Common Shares	899,433
220,025		Nuveen Credit Strategies Income Fund, Class Common Shares(a)	1,665,589
229,714		Nuveen Emerging Markets Debt 2022 Target Term Fund, Class Common Shares	1,780,284
135,890		Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,667,370
132,247		Nuveen Mortgage Opportunity Term Fund, Class Common Shares(a)	3,139,544

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CLOSED-END FUNDS - 16.2% - (continued)
107,099	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares(a)	$2,470,774
152,206	Nuveen Quality Municipal Income Fund, Class Common Shares	1,916,274
728,658	PGIM Global Short Duration High Yield Fund Inc., Class Common Shares	9,654,719
111,087	PGIM Short Duration High Yield Fund Inc., Class Common Shares	1,494,120
16,452	Special Opportunities Fund Inc., Class Common Shares	232,467
435,118	Sprott Focus Trust Inc., Class Common Shares	2,928,344
459,794	Templeton Emerging Markets Income Fund, Class Common Shares	4,400,229
591,743	Templeton Global Income Fund, Class Common Shares	3,609,632
275,297	Tortoise MLP Fund Inc., Class Common Shares	3,777,075
186,889	Virtus Total Return Fund Inc., Class Common Shares	1,732,461
1,113,437	Voya Prime Rate Trust, Class Common Shares(a)	5,244,288
360,326	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	4,428,407
731,229	Western Asset High Income Opportunity Fund Inc., Class Common Shares	3,312,467
	TOTAL CLOSED-END FUNDS (Cost - $154,577,267)	144,382,067
COMMON STOCKS - 14.0%
COMMUNICATIONS - 0.4%
Media - 0.3%
277,270	Altice NV, Class A Shares*	671,486
99,600	Altice USA Inc., Class A Shares	1,761,924
	Total Media	2,433,410
Telecommunications - 0.1%
228,249	HC2 Holdings Inc.*	721,267
	TOTAL COMMUNICATIONS	3,154,677
CONSUMER NON-CYCLICAL - 6.8%
Biotechnology - 3.2%
107,154	Acer Therapeutics Inc.*(i)	2,454,898
83,638	Argenx SE, ADR*	8,093,649
14,671	Atara Biotherapeutics Inc.*	586,107
13,551	Blueprint Medicines Corp.*	777,421
19,640	Deciphera Pharmaceuticals Inc.*	512,015
70,581	Loxo Oncology Inc.*(e)	9,910,984
271,137	Orchard Therapeutics PLC, ADR*	4,083,323
946,759	Sesen Bio Inc.*(a)	1,637,893
	Total Biotechnology	28,056,290
Healthcare-Products - 1.4%
50,769	Inspire Medical Systems Inc.*	2,332,328
221,340	IRIDEX Corp.*	1,049,152
102,804	Nuvectra Corp.*	2,052,996
253,708	SI-BONE Inc.*	4,556,596
139,286	Sientra Inc.*	2,367,862
	Total Healthcare-Products	12,358,934
Healthcare-Services - 0.2%
97,259	Vapotherm Inc.*	1,788,593
Pharmaceuticals - 2.0%
198,412	Aclaris Therapeutics Inc.*(e)	1,849,200
518,402	Array BioPharma Inc.*(e)	8,258,144
351,868	Clementia Pharmaceuticals Inc.*(a)(e)	4,912,077
90,908	Histogenics Corp.*	38,909
39,533	Mirati Therapeutics Inc.*	1,525,578

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 6.8% - (continued)
Pharmaceuticals - 2.0% - (continued)
130,093	Sutro Biopharma Inc.*	$1,364,675
	Total Pharmaceuticals	17,948,583
	TOTAL CONSUMER NON-CYCLICAL	60,152,400
DIVERSIFIED - 1.0%
SPACs - 1.0%
41,641	Alberton Acquisition Corp.*	416,826
50,725	Big Rock Partners Acquisition Corp.*	512,323
41,527	Black Ridge Acquisition Corp.*	415,270
33,529	Boxwood Merger Corp.*	334,619
28,503	ChaSerg Technology Acquisition Corp.*	284,745
62,444	CM Seven Star Acquisition Corp.*	628,811
22,935	Constellation Alpha Capital Corp.*(a)	233,020
43,875	DD3 Acquisition Corp.*	438,311
25,052	Draper Oakwood Technology Acquisition Inc., Class A Shares*	256,532
28,503	Edtechx Holdings Acquisition Corp.*	285,030
2	Far Point Acquisition Corp.*	20
16,206	Far Point Acquisition Corp., Class A Shares*	156,550
25,081	FinTech Acquisition Corp. III*	250,810
16,736	Gordon Pointe Acquisition Corp.*	166,691
43,099	Graf Industrial Corp.*	430,559
1	Haymaker Acquisition Corp.*	11
59,163	Haymaker Acquisition Corp., Class A Shares*	593,405
31,131	Industrea Acquisition Corp., Class A Shares*(a)	319,404
42,092	Legacy Acquisition Corp., Class A Shares*	410,818
61,710	Leisure Acquisition Corp.*	600,439
2,813	LF Capital Acquisition Corp., Class A Shares*	27,427
13,815	MTech Acquisition Corp.*	138,979
12,051	One Madison Corp., Class A Shares*	117,738
18,239	Opes Acquisition Corp.*	181,478
72,639	Pensare Acquisition Corp.*	732,927
30,657	Pure Acquisition Corp.*	300,439
4,234	Thunder Bridge Acquisition Ltd., Class A Shares*(a)	41,705
8,304	Tiberius Acquisition Corp.*	80,466
4,232	Trident Acquisitions Corp.*	41,262
3,426	Trinity Merger Corp., Class A Shares*	34,020
18,561	Twelve Seas Investment Co.*	181,527
6,522	Union Acquisition Corp.*	65,220
17,313	VectoIQ Acquisition Corp.*	167,763
	Total SPACs	8,845,145
	TOTAL DIVERSIFIED	8,845,145
FINANCIAL - 4.4%
Banks - 0.5%
333,640	Kearny Financial Corp.	4,417,394
Insurance - 1.5%
1,611,806	FGL Holdings*(e)	12,910,566
Investment Companies - 1.0%
57,951	Bain Capital Specialty Finance Inc.*(a)	1,066,878
522,268	Barings BDC Inc.	5,233,125
31,012	Corporate Capital Trust Inc.(a)	430,446
317,445	Garrison Capital Inc.(a)	2,396,710
	Total Investment Companies	9,127,159

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
FINANCIAL - 4.4% - (continued)
Savings & Loans - 1.4%
233,499	OceanFirst Financial Corp.(e)	$6,017,269
180,244	Oritani Financial Corp.(e)	2,810,004
229,754	Waterstone Financial Inc.(e)	3,850,677
	Total Savings & Loans	12,677,950
	TOTAL FINANCIAL	39,133,069
INDUSTRIAL - 0.6%
Aerospace/Defense - 0.2%
16,599	United Technologies Corp.(e)	2,022,422
Electronics - 0.0%
13,050	IntriCon Corp.*	451,922
Transportation - 0.4%
41,370	XPO Logistics Inc.*(e)	3,138,328
	TOTAL INDUSTRIAL	5,612,672
TECHNOLOGY - 0.8%
Computers - 0.3%
122,681	Perspecta Inc.	2,589,796
Semiconductors - 0.4%
214,849	Marvell Technology Group Ltd.	3,461,217
Software - 0.1%
78,857	Avaya Holdings Corp.*(e)	1,227,804
	TOTAL TECHNOLOGY	7,278,817
	TOTAL COMMON STOCKS (Cost - $124,530,086)	124,176,780
PREFERRED STOCKS - 0.3%
FINANCIAL - 0.3%
Investment Companies - 0.3%
35,133	Monroe Capital Corp., 5.750%	864,272
22,852	OFS Capital Corp., 6.500%	563,302
34,533	THL Credit Inc., 6.125%	875,411
	Total Investment Companies	2,302,985
	TOTAL FINANCIAL	2,302,985
	TOTAL PREFERRED STOCKS (Cost - $2,290,965)	2,302,985
EXCHANGE TRADED FUND (ETF) - 0.2%
13,553	Invesco FTSE RAFI US 1000
	(Cost - $1,562,525)	1,536,368
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
25,362	Big Rock Partners Acquisition Corp.*	8,369
62,291	Black Ridge Acquisition Corp.*	18,687
31,222	CM Seven Star Acquisition Corp.*	9,054
22,935	Constellation Alpha Capital Corp.*	2,982
12,526	Draper Oakwood Technology Acquisition Inc.*	3,758
18,121	Falcon Minerals Corp.*	21,745

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
DIVERSIFIED - 0.0% - (continued)
SPACs - 0.0% - (continued)
5,402	Far Point Acquisition Corp.*	$6,752
16,736	Gordon Pointe Acquisition Corp.*	8,853
29,581	Haymaker Acquisition Corp.*	24,256
31,131	Industrea Acquisition Corp.*	23,348
42,092	Legacy Acquisition Corp.*	15,191
30,854	Leisure Acquisition Corp.*	24,683
2,813	LF Capital Acquisition Corp.*	1,266
13,815	MTech Acquisition Corp.*	14,506
32,148	NRC Group Holdings Corp.*	24,002
6,025	One Madison Corp.*	5,965
18,239	Opes Acquisition Corp.*	6,384
36,319	Pensare Acquisition Corp.*	14,128
15,328	Pure Acquisition Corp.*	18,087
31,439	Smaaash Entertainment Inc.*	6,599
4,234	Thunder Bridge Acquisition Ltd.*	1,567
8,304	Tiberius Acquisition Corp.*	3,737
4,232	Trident Acquisitions Corp.*	894
3,426	Trinity Merger Corp.*	1,165
18,561	Twelve Seas Investment Co.*	5,197
6,522	Union Acquisition Corp.*	1,696
17,313	VectoIQ Acquisition Corp.*	7,618
	Total SPACs	280,489
	TOTAL DIVERSIFIED	280,489
	TOTAL WARRANTS (Cost - $291,861)	280,489
RIGHTS - 0.0%
50,724	Big Rock Partners Acquisition Corp.*	20,290
20,764	Black Ridge Acquisition Corp.*	6,437
62,444	CM Seven Star Acquisition Corp.*	14,362
22,935	Constellation Alpha Capital Corp.*	3,440
25,052	Draper Oakwood Technology Acquisition Inc.*	7,265
72,639	Pensare Acquisition Corp.*	26,150
18,561	Twelve Seas Investment Co.*	7,053
6,522	Union Acquisition Corp.*	2,283
	TOTAL RIGHTS (Cost - $98,305)	87,280

Number of Contracts	Notional Amounts
PURCHASED OPTION - 0.0%
Equity Option - 0.0%
331	$4,032,904	United Technologies Corp., Call @ $135.00, expires 1/18/19, GSC
		(Cost - $312,598)	21,515
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $863,642,556)	825,412,213

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 4.6%
TIME DEPOSITS - 4.6%
$6,838,018	ANZ National Bank - London, 1.540% due 12/3/18	$6,838,018
53,061	Banco Bilbao Vizcaya Argentaria SA - Madrid, 1.540% due 12/3/18	53,061
33,756,727	Banco Santander SA - Frankfurt, 1.540% due 12/3/18	33,756,727
	TOTAL TIME DEPOSITS (Cost - $40,647,806)	40,647,806
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.8%
MONEY MARKET FUND - 5.8%
51,514,430	Federated Government Obligations Fund, Premier Class, 2.123%(j)
	(Cost - $51,514,430)	51,514,430
	TOTAL INVESTMENTS - 103.3% (Cost - $955,804,792#)	917,574,449
	Other Assets in Excess of Liabilities - (3.3)%	(29,613,039)
	TOTAL NET ASSETS - 100.0%	$887,961,410

†	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security is currently in default.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $113,045,366 and represents 12.73% of net assets.
(e)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2018.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2018, amounts to approximately $2,606,798 and represents 0.29% of net assets.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
FTSE RAFI	—	Financial Times Stock Exchange Research Affiliates Fundamental Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPACs	—	Special Purpose Acquisition Companies

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Summary of Investments by Security Type^
Open-End Funds	35.0%
Corporate Bonds & Notes	17.5
Closed-End Funds	15.8
Common Stocks	13.5
Senior Loans	6.3
Municipal Bonds	1.4
Preferred Stocks	0.3
Exchange Traded Fund (ETF)	0.2
Warrants	0.0	*
Rights	0.0	*
Purchased Option	0.0	*
Short-Term Investments	4.4
Money Market Fund	5.6
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount	Security	Value
SECURITIES SOLD SHORT - 4.5%
CORPORATE BONDS & NOTES - 0.6%
Communications - 0.4%
$3,587,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22	$3,344,878
Consumer Non-cyclical - 0.2%
2,750,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.500% due 4/15/25(a)	2,189,687

	TOTAL CORPORATE BONDS & NOTES (Proceeds - $5,715,558)	5,534,565

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 3.4%
87,693	iShares Nasdaq Biotechnology	9,567,306
193,629	SPDR S&P Biotech	15,809,808
85,212	SPDR S&P Regional Banking	4,751,421
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $30,240,253)	30,128,535
COMMON STOCKS - 0.5%
CONSUMER NON-CYCLICAL - 0.3%
Commercial Services - 0.3%
155,840	Rent-A-Center Inc.*	2,287,731
INDUSTRIAL - 0.2%
Aerospace/Defense - 0.2%
16,588	United Technologies Corp.	2,021,082
	TOTAL COMMON STOCKS (Proceeds - $4,632,867)	4,308,813
	TOTAL SECURITIES SOLD SHORT - 4.5% (Proceeds - $40,588,678)	$39,971,913

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2018, amounts to approximately $2,189,687 and represents 0.25% of net assets.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2018 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares. Class Z commenced operations on July 16, 2018.

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Corporate Bond & Note	$725,746	$–	$725,746	$–
Common Stocks:
Basic Materials	46,424,745	46,424,745	–	–
Communications	467,657,229	467,657,229	–	–
Consumer Cyclical	198,754,800	198,754,800	–	–
Consumer Non-cyclical	719,573,917	719,573,917	–	–
Energy	154,794,085	154,794,085	–	–
Financial	449,420,250	447,835,627	–	1,584,623
Industrial	256,647,320	256,647,320	–	–
Technology	401,890,007	401,890,007	–	–
Utilities	57,417,052	57,417,052	–	–
Preferred Stock	406,539	–	–	406,539
Short-Term Investments:
Time Deposits	100,990,178	–	100,990,178	–
Money Market Fund	10,951,780	10,951,780	–	–
Total Investments, at value	$2,865,653,648	$2,761,946,562	$101,715,924	$1,991,162
Other Financial Instruments - Liabilities
Futures Contract	$(160,553)	$(160,553)	$–	$–
Total Other Financial Instruments - Liabilities	$(160,553)	$(160,553)	$–	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$612,255,266	$612,255,266	$–	$–
Exchange Traded Funds (ETFs)	147,843,402	147,843,402	–	–
Short-Term Investments:
Time Deposits	25,496,427	–	25,496,427	–
Money Market Fund	13,991,617	13,991,617	–	–
Total Investments, at value	$799,586,712	$774,090,285	$25,496,427	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$5,602,760	$5,602,760	$–	$–
Australia	25,292,150	–	25,292,150	–
Austria	3,952,336	–	3,952,336	–
Bermuda	1,924,159	–	1,924,159	–
Brazil	26,738,038	13,969,885	12,768,153	–
Canada	26,213,880	26,213,880	–	–
China	87,437,866	21,807,519	65,630,347	–
Denmark	3,442,118	–	3,442,118	–
Egypt	1,502,880	–	1,502,880	–
Finland	3,739,524	–	3,739,524	–
France	57,249,682	–	57,249,682	–
Germany	68,697,756	–	68,697,756	–
Greece	2,463,290	–	2,463,290	–
Hong Kong	27,776,942	–	27,776,942	–
India	66,303,247	–	66,303,247	–
Indonesia	11,061,244	–	11,061,244	–
Ireland	4,953,093	1,611,445	3,341,648	–
Isle of Man	300,012	–	300,012	–
Israel	3,765,105	1,705,885	2,059,220	–
Italy	5,856,730	–	5,856,730	–
Japan	168,251,475	–	168,251,475	–
Malaysia	6,546,088	–	6,546,088	–
Mexico	15,855,241	2,967,135	12,888,106	–
Netherlands	18,088,418	7,046,721	11,041,697	–
New Zealand	1,120,062	–	1,120,062	–
Nigeria	172,090	–	172,090	–
Norway	2,986,954	–	2,986,954	–
Pakistan	1,716,953	–	1,716,953	–
Panama	1,476,121	1,476,121	–	–
Peru	1,842,694	1,842,694	–	–
Philippines	12,005,927	–	12,005,927	–
Poland	2,579,409	–	2,579,409	–
Portugal	4,501,637	–	4,501,637	–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Russia	$5,419,723	$5,146,778	$272,945	$–
Singapore	4,207,956	901,171	3,306,785	–
South Africa	21,053,741	864,501	20,189,240	–
South Korea	35,253,532	–	35,253,532	–
Spain	13,782,834	1,741,513	12,041,321	–
Sweden	22,627,663	–	22,627,663	–
Switzerland	54,953,915	–	54,953,915	–
Taiwan	45,209,889	11,131,865	34,078,024	–
Thailand	8,722,008	–	8,722,008	–
United Arab Emirates	1,749,319	–	1,749,319	–
United Kingdom	89,480,667	3,600,320	85,880,347	–
United States	43,133,599	39,311,826	3,821,773	–
Exchange Traded Funds (ETFs)	216,911,885	216,911,885	–	–
Short-Term Investments:
Time Deposits	36,743,587	–	36,743,587	–
U.S. Government Agency	8,426,000	–	8,426,000	–
Money Market Fund	29,087,199	29,087,199	–	–
Total Investments, at value	$1,308,179,398	$392,941,103	$915,238,295	$–
Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$357,206	$–	$357,206	$–
Total Other Financial Instruments - Assets	$357,206	$–	$357,206	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(4,606)	$–	$(4,606)	$–
Total Other Financial Instruments - Liabilities	$(4,606)	$–	$(4,606)	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$209,341,081	$209,341,081	$–	$–
Exchange Traded Funds (ETFs)	109,894,589	109,894,589	–	–
Short-Term Investments:
Time Deposits	5,539,247	–	5,539,247	–
Money Market Fund	4,312,978	4,312,978	–	–
Total Investments, at value	$329,087,895	$323,548,648	$5,539,247	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks	$196,056,708	$196,056,708	$–	$–
Exchange Traded Fund (ETF)	29,760,392	29,760,392	–	–
Short-Term Investments:
Time Deposits	7,920,071	–	7,920,071	–
Money Market Fund	5,732,921	5,732,921	–	–
Total Investments, at value	$239,470,092	$231,550,021	$7,920,071	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$394,760,578	$–	$394,760,578	$–
Collateralized Mortgage Obligations	361,821,583	–	361,821,583	–
Corporate Bonds & Notes	305,356,277	–	305,356,277	–
Mortgage-Backed Securities	294,926,478	–	294,926,478	–
Asset-Backed Securities	143,972,169	–	143,972,169	–
Senior Loans	57,312,064	–	57,312,064	–
Sovereign Bonds	19,477,779	–	19,477,779	–
Municipal Bonds	3,344,377	–	3,344,377	–
Short-Term Investments:
Time Deposits	71,175,320	–	71,175,320	–
U.S. Government Obligation	4,124,212	–	4,124,212	–
Money Market Fund	946,760	946,760	–	–
Total Investments, at value	$1,657,217,597	$946,760	$1,656,270,837	$–
Other Financial Instruments - Liabilities
Forward Sale Commitment	$(2,056,386)	$–	$(2,056,386)	$–
Total Other Financial Instruments - Liabilities	$(2,056,386)	$–	$(2,056,386)	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$202,746,076	$–	$202,746,076	$–
Asset-Backed Securities	38,580,954	–	38,580,954	–
Collateralized Mortgage Obligations	29,667,272	–	29,667,272	–
U.S. Government Agencies & Obligations	11,020,863	–	11,020,863	–
Senior Loans	10,959,654	–	10,959,654	–
Sovereign Bonds	1,032,870	–	1,032,870	–
Exchange Traded Fund (ETF)	22,275,465	22,275,465	–	–
Common Stock	264,017	–	–	264,017
Short-Term Investments:
Commercial Papers	25,696,772	–	25,696,772	–
Time Deposits	19,863,513	–	19,863,513	–
U.S. Government Obligations	4,633,101	–	4,633,101	–
Money Market Fund	1,089,820	1,089,820	–	–
Total Investments, at value	$367,830,377	$23,365,285	$344,201,075	$264,017
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$6,788	$–	$6,788	$–
Total Other Financial Instruments - Assets	$6,788	$–	$6,788	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(15,737)	$–	$(15,737)	$–
Total Other Financial Instruments - Liabilities	$(15,737)	$–	$(15,737)	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes	$532,409,640	$–	$532,409,640	$–
Senior Loans	72,321,499	–	71,144,678	1,176,821
Sovereign Bonds	46,339,495	–	46,339,495	–
Preferred Stocks:
Bermuda	2,440,814	2,440,814	–	–
United States	10,873,402	9,645,814	1,227,588	–
Common Stocks:
Colombia	206,876	206,876	–	–
United States	5,506,120	2,118,175	–	3,387,945
Warrant	85,605	85,605	–	–
Short-Term Investments:
Commercial Papers	102,319,722	–	102,319,722	–
Time Deposits	37,007,143	–	37,007,143	–
Money Market Fund	3,388,830	3,388,830	–	–
Total Investments, at value	$812,899,146	$17,886,114	$790,448,266	$4,564,766
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$22,267	$–	$22,267	$–
Total Other Financial Instruments - Assets	$22,267	$–	$22,267	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(9,653)	$–	$(9,653)	$–
Securities Short Sold:
Corporate Bond & Note	(194,935)	–	(194,935)	–
Total Other Financial Instruments - Liabilities	$(204,588)	$–	$(204,588)	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$709,035,482	$–	$709,035,482	$–
Short-Term Investments:
Municipal Bonds	87,694,805	–	87,694,805	–
Time Deposits	54,413,883	–	54,413,883	–
Total Investments, at value	$851,144,170	$–	$851,144,170	$–

	Total Fair Value at November 30, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$2,007,240	$–	$2,007,240	$–
Communications	54,393,143 *	–	54,393,143	–	*
Consumer Cyclical	11,660,618	–	11,660,618	–
Consumer Non-cyclical	25,962,726	–	25,962,726	–
Energy	36,286,870	–	27,710,050	8,576,820
Financial	19,350,557	2,148,306	17,202,251	–
Utilities	11,213,253	–	11,213,253	–
Senior Loans	57,257,582	–	57,257,582	–
Municipal Bonds	12,955,913	–	12,955,913	–
Open-End Funds	321,536,827	321,536,827	–	–
Closed-End Funds	144,382,067	144,382,067	–	–
Common Stocks	124,176,780	124,176,780	–	–
Preferred Stocks:
Financial	2,302,985	1,438,713	864,272	–
Exchange Traded Fund (ETF)	1,536,368	1,536,368	–	–
Warrants	280,489	280,489	–	–
Rights	87,280	87,280	–	–
Purchased Option	21,515	21,515	–	–
Short-Term Investments:
Time Deposits	40,647,806	–	40,647,806	–
Money Market Fund	51,514,430	51,514,430	–	–
Total Investments, at value	$917,574,449 *	$647,122,775	$261,874,854	$8,576,820	*
Other Financial Instruments - Liabilities
Securities Sold Short:
Corporate Bonds & Notes	$(5,534,565)	$–	$(5,534,565)	$–
Exchange Traded Funds (ETFs)	(30,128,535)	(30,128,535)	–	–
Common Stocks	(4,308,813)	(4,308,813)	–	–
Total Other Financial Instruments - Liabilities	$(39,971,913)	$(34,437,348)	$(5,534,565)	$–

*	Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended November 30, 2018, Destinations Low Duration Fixed Income Fund had transfers from Level 3 to Level 2 of $3,319,806. Destinations Global Fixed Income Opportunities Fund had transfers from Level 3 to Level 2 of $3,910,200 and transfers from Level 1 to Level 2 of $1,227,588. Destinations Multi Strategy Alternatives Fund had di minimus transfers under 1% of net assets from Level 2 to Level 3and transfers from Level 3 to Level 2 of $151,900.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2018 through November 30, 2018:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans

Destinations Large Cap Equity Fund
Balance as of February 28, 2018	$406,539		$-		$-	$406,539	$-
Purchases	1,584,623		1,584,623		-	-	-
(Sales/Paydowns)	-		-		-	-	-
Total realized gain (loss)	-		-		-	-	-
Change in unrealized appreciation (depreciation)	-		-		-	-	-
Transfers In	-		-		-	-	-
Transfers Out	-		-		-	-	-
Balance as of November 30, 2018	$1,991,162		$1,584,623		$-	$406,539	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$-		$-		$-	$-	$-

Destinations International Equity Fund
Balance as of February 28, 2018	$-	*	$-	*	$-	$-	$-
Purchases	-		-		-	-	-
(Sales/Paydowns)	-	*	-	*	-	-	-
Total realized gain (loss)	-		-		-	-	-
Change in unrealized appreciation (depreciation)	-		-		-	-	-
Transfers In	-		-		-	-	-
Transfers Out	-		-		-	-	-
Balance as of November 30, 2018	$-		$-		$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$-		$-		$-	$-	$-

Destinations Real Assets Fund
Balance as of February 28, 2018	$168,232		$168,232		$-	$-	$-
Purchases	-		-		-	-	-
(Sales/Paydowns)	(201,123)		(201,123)		-	-	-
Total realized gain (loss)	32,891		32,891		-	-	-
Change in unrealized appreciation (depreciation)	-		-		-	-	-
Transfers In	-		-		-	-	-
Transfers Out	-		-		-	-	-
Balance as of November 30, 2018	$-		$-		$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$-		$-		$-	$-	$-

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans

Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2018	$2,766,482	$-	$2,766,482	$-	$-
Purchases	1,510,049	395,660	1,114,389	-	-
(Sales/Paydowns)	(347,981)	-	(347,981)	-	-
Accrued Discounts (premiums)	(166)	-	(166)	-	-
Total realized gain (loss)	(25,363)	-	(25,363)	-	-
Change in unrealized appreciation (depreciation)	(319,198)	(131,643)	(187,555)	-	-
Transfers In	-	-	-	-	-
Transfers Out	(3,319,806)	-	(3,319,806)	-	-
Balance as of November 30, 2018	$264,017	$264,017	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2018	$(131,643)	$(131,643)	$-	$-	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2018	$5,058,416	$-	$3,293,023	$-	$1,765,393
Purchases	7,545,562	4,728,209	1,650,375	-	1,166,978
(Sales/Paydowns)	(2,691,807)	-	(1,048,483)	-	(1,643,324)
Accrued Discounts (premiums)	(4,661)	-	(4,661)	-	-
Total realized gain (loss)	(71,456)	-	(71,547)	-	91
Change in unrealized appreciation (depreciation)	(1,361,088)	(1,340,264)	91,493	-	(112,317)
Transfers In	-	-	-	-	-
Transfers Out	(3,910,200)	-	(3,910,200)	-	-
Balance as of Novmeber 30, 2018	$4,564,766	$3,387,945	$-	$-	$1,176,821
Change in unrealized appreciation (depreciation) from Investments held as of Novmeber 30, 2018	$(1,340,264)	$(1,340,264)	$-	$-	$-

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2018	$197,907 *	$- *	$8,032	$-	$189,875 *
Purchases	8,510,421	-	8,510,025	-	396
(Sales/Paydowns)	(1,703)*	- *	(80)	-	(1,623)*
Accrued Discounts (premiums)	332,314	-	332,314	-	-
Total realized gain (loss)	(160,567)	-	(160,567)	-	-
Change in unrealized appreciation (depreciation)	(149,652)	-	(112,904)	-	(36,748)
Transfers In	- *	-	- *	-	-
Transfers Out	(151,900)	-	-	-	(151,900)
Balance as of Novmeber 30 31, 2018	$8,576,820 *	$-	$8,576,820 *	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of Novmeber 30, 2018	$(265,519)	$-	$(265,519)	$-	$-

*	Includes securities that are fair valued at $0.

3. Investments

At November 30, 2018, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$2,533,856,608	$459,529,913	$(127,893,426)	$331,636,487
Destinations Small-Mid Cap Equity Fund	755,282,567	82,431,144	(38,126,999)	44,304,145
Destinations International Equity Fund	1,276,306,503	133,277,498	(101,052,003)	32,225,495
Destinations Equity Income Fund	321,330,891	21,071,102	(13,314,098)	7,757,004
Destinations Real Assets Fund	333,245,554	582,277	(94,357,739)	(93,775,462)
Destinations Core Fixed Income Fund	1,704,140,025	3,136,972	(50,059,400)	(46,922,428)
Destinations Low Duration Fixed Income Fund	371,986,826	220,600	(4,385,998)	(4,165,398)
Destinations Global Fixed Income Opportunities Fund	834,964,749	706,559	(22,759,548)	(22,052,989)
Destinations Municipal Fixed Income Fund	858,028,588	608,435	(7,492,853)	(6,884,418)
Destinations Multi Strategy Alternatives Fund	955,804,792	18,083,436	(56,313,779)	(38,230,343)

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:          /s/ Jason B. Moore

Jason B. Moore

President

Date: January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Jason B. Moore

Jason B. Moore

President

Date: January 23, 2019

By:          /s/ Philip Green, Jr.

Philip Green, Jr.

Chief Financial Officer and Treasurer

Date: January 23, 2019